File No. 333-156428

811-10619

Securities and Exchange Commission

Washington, D.C. 20549

Form N-4

☑	Registration Under the Securities Act of 1933
☐	Pre-Effective Amendment Number
☑	Post Effective Amendment Number 4
And/or
☑	Registration Statement Under the Investment Company Act of 1940
☑	Amendment No. 7

National Security Variable Account N

(Exact Name of Registrant)

National Security Life and Annuity Company

(Name of Depositor)

100 Court Street

Binghamton, New York 13902

(Address of Depositor’s Principal Executive Offices)

(513) 794-6100

(Depositor’s Telephone Number, including Area Code)

Kimberly A. Plante, Senior Associate Counsel

The Ohio National Life Insurance Company

P.O. Box 237

Cincinnati, Ohio 45201

(Name and Address of Agent for Service)

Copy to:

Richard T. Choi

Jorden Burt LLP

1025 Thomas Jefferson Street, NW, Suite 400 East

Washington, DC 20007-5208

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☑	on May 1, 2012 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) of Rule 485

☐	on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

Flexible Purchase Payment

Individual Variable Annuity Contracts

NScore Lite II

National Security Variable Account N

National Security Life and Annuity Company

Administrative Office: One Financial Way — Montgomery, Ohio 45242 — 1-877-446-6020

This prospectus offers a variable annuity contract allowing you to accumulate values and paying you benefits on a variable and/or fixed basis. This prospectus provides information regarding the material provisions of your variable annuity contract. National Security Life and Annuity Company (“National Security”) issues the contract. This contract is not available in all states.

Variable annuities provide Contract Value and lifetime annuity payments that vary with the investment results of the mutual funds listed later in this prospectus (“Funds”) that you choose. You cannot be sure that the Contract Value or annuity payments will equal or exceed your purchase payments. The contracts are not insured by the FDIC or any other agency. They are not deposits or obligations of any bank and are not bank guaranteed.

The variable annuity contracts are designed for:

•

annuity purchase plans adopted by public school systems and certain tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code, as amended, (the “Code”), qualifying for tax-deferred treatment pursuant to Section 403(b) of the Code,

•	other employee pension or profit-sharing trusts or plans qualifying for tax-deferred treatment under Section 401(a), 401(k) or 403(a) of the Code,

•	individual retirement annuities qualifying for tax-deferred treatment under Section 408 or 408A of the Code,

•	state and municipal deferred compensation plans and

•	non-tax-qualified retirement plans.

Many of the listed qualified retirement plans already benefit from tax-deferral. Therefore, your decision to fund any of the above-listed qualified retirement plans with a deferred annuity should include an assessment of the other benefits available under this annuity contract. Your exercise of contract rights may be subject to the terms of your qualified employee trust or annuity plan. This prospectus contains no information concerning your trust or plan.

The minimum initial purchase payment is $5,000 ($2,000 for IRAs). You may make additional payments of at least $500 at any time ($300 for payroll deduction plans). For new contracts, we may currently limit your total purchase payments for any one life to $1,000,000. We reserve the right to limit your purchase payments as described later in this prospectus.

You may direct the allocation of your purchase payments to one or more investment options of National Security Variable Account N (“VAN”) and the Fixed Accumulation Account. Currently, your allocation of Contract Value may be to no more than 18 of the available investment options and the Fixed Accumulation Account. VAN is a separate account of National Security. The assets of VAN are invested in shares of the Funds. The Funds are portfolios of Ohio National Fund, Inc., AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., Dreyfus Variable Investment Fund, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Funds Variable Insurance Portfolios, Janus Aspen Series, J.P. Morgan Insurance Trust, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, Northern Lights Variable Trust, PIMCO Variable Insurance Trust, The Prudential Series Fund, Inc., Royce Capital Fund, and The Universal Institutional Funds Inc. See page 2 for the list of available Funds. See also the accompanying prospectuses of the Funds. The Fund prospectuses might also contain information about funds that are not available for these contracts.

You may revoke the contract, without penalty, within 10 days of receiving it (or a longer period if required by state law).

Keep this prospectus for future reference. It sets forth the information about VAN and the variable annuity contracts that you should know before investing. Additional information about VAN has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2012. We have incorporated the Statement of Additional Information by reference. It is available upon request and without charge by writing or calling us at the above address. The table of contents for the Statement of Additional Information is on the back page of this prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is accompanied by the current Fund prospectuses.

May 1, 2012

Form 6726-NSLAC	1

Available Funds

The investment adviser for Ohio National Fund, Inc. is its affiliate, Ohio National Investments, Inc. Subadvisers for certain portfolios are shown below in parentheses.

Ohio National Fund, Inc.	Investment Adviser (Subadviser)
Money Market Portfolio	Ohio National Investments, Inc.
Equity Portfolio	(Legg Mason Capital Management, Inc.)
Bond Portfolio	Ohio National Investments, Inc.
Omni Portfolio (an asset allocation portfolio)	(Suffolk Capital Management, LLC)
S&P 500® Index Portfolio	Ohio National Investments, Inc.
International Portfolio	(Federated Global Investment Management Corp.)
International Small-Mid Company Portfolio	(Federated Global Investment Management Corp.)
Capital Appreciation Portfolio	(Jennison Associates LLC)
Millennium Portfolio (small cap growth)	(Neuberger Berman Management, LLC)
Aggressive Growth Portfolio	(Janus Capital Management LLC)
Mid Cap Opportunity Portfolio	(Goldman Sachs Asset Management L.P.)
Capital Growth Portfolio	(Eagle Asset Management, Inc.)
High Income Bond Portfolio	(Federated Investment Management Company)
Strategic Value Portfolio	(Federated Equity Management Company of Pennsylvania)
Small Cap Growth Portfolio	(Janus Capital Management, LLC)
Nasdaq-100® Index Portfolio	Ohio National Investments, Inc.
Bristol Portfolio (large cap stocks)	(Suffolk Capital Management, LLC)
Bryton Growth Portfolio (small/mid cap stocks)	(Suffolk Capital Management, LLC)
U.S. Equity Portfolio	(ICON Advisers, Inc.)
Balanced Portfolio	(ICON Advisers, Inc.)
Income Opportunity Portfolio	(ICON Advisers, Inc.)
Target VIP Portfolio (large cap growth)	(First Trust Advisors, L.P.)
Target Equity/Income Portfolio	(First Trust Advisors, L.P.)
Bristol Growth Portfolio	(Suffolk Capital Management, LLC)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Fund Invesco V.I. Balanced-Risk Allocation Fund	Invesco Advisers, Inc. Invesco Advisers, Inc.
AllianceBernstein Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Dynamic Asset Allocation Portfolio	AllianceBernstein L.P.
Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	(Fayez Sarofim & Co.)
Federated Insurance Series
Federated Kaufmann Fund II (multi cap growth) (Service Shares) Federated Managed Volatility Fund II	Federated Equity Management Company of Pennsylvania (Federated Investment Management Company)
Fidelity® Variable Insurance Products Fund (Service Class 2)
VIP Contrafund® Portfolio (a value fund)	Fidelity Management & Research Company
VIP MidCap Portfolio	Fidelity Management & Research Company
VIP Growth Portfolio	Fidelity Management & Research Company
VIP Equity-Income Portfolio	Fidelity Management & Research Company
VIP Real Estate Portfolio	Fidelity Management & Research Company
Franklin Templeton Variable Insurance Products Trust (Class 4 Shares)
Franklin Income Securities Fund	Franklin Advisers, Inc.
Franklin Flex Cap Growth Securities Fund	Franklin Advisers, Inc.
Templeton Foreign Securities Fund	Templeton Investment Counsel, LLC
Franklin Templeton VIP Founding Funds Allocation Fund(1)	Franklin Templeton Services, LLC(2)
Goldman Sachs Variable Insurance Trust (Service Shares)
Goldman Sachs Large Cap Value Fund	Goldman Sachs Asset Management, L.P.
Goldman Sachs Structured(SM) U.S. Equity Fund	Goldman Sachs Asset Management, L.P.
Goldman Sachs Strategic Growth Fund	Goldman Sachs Asset Management, L.P.
Goldman Sachs Global Markets Navigator Fund	Goldman Sachs Asset Management, L.P.

Form 6726-NSLAC	2

Ivy Funds Variable Insurance Portfolios
Ivy Funds VIP Asset Strategy	Waddell & Reed Investment Management Company (WRIMCO)
Ivy Funds VIP Global Natural Resources	Waddell & Reed Investment Management Company (WRIMCO)
Ivy Funds VIP Science and Technology	Waddell & Reed Investment Management Company (WRIMCO)
Janus Aspen Series (Service Shares)
Janus Portfolio (long-term growth of capital consistent with preservation of capital)	Janus Capital Management LLC
Overseas Portfolio	Janus Capital Management LLC
Worldwide Portfolio	Janus Capital Management LLC
Balanced Portfolio	Janus Capital Management LLC
J.P. Morgan Insurance Trust (Class I)
JPMorgan Insurance Trust Mid Cap Value Portfolio	J.P. Morgan Investment Management Inc.
JPMorgan Insurance Trust Small Cap Core Portfolio	J.P. Morgan Investment Management Inc.
Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement Emerging Markets Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement International Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement U.S. Strategic Equity Portfolio	Lazard Asset Management LLC
Lazard Retirement Multi-Asset Targeted Volatility Portfolio	Lazard Asset Management LLC
Legg Mason Partners Variable Equity Trust (Class I Shares)
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio	(ClearBridge Advisors, LLC)
Legg Mason ClearBridge Variable Equity Income Builder Portfolio	(ClearBridge Advisors, LLC)
Legg Mason ClearBridge Variable Large Cap Value Portfolio Legg Mason Dynamic Multi-Strategy VIT Portfolio(1)	(ClearBridge Advisors, LLC) (Legg Mason Global Asset Allocation, LLC and Western Asset Management Company)
MFS® Variable Insurance Trust(SM) (Service Class)
MFS® Investors Growth Stock Series	Massachusetts Financial Services Company
MFS® Mid Cap Growth Series	Massachusetts Financial Services Company
MFS® New Discovery Series (small cap growth)	Massachusetts Financial Services Company
MFS® Total Return Series	Massachusetts Financial Services Company
Neuberger Berman Advisers Management Trust (S Class Shares)
AMT Mid Cap Intrinsic Value Portfolio	Neuberger Berman Management, LLC
Northern Lights Variable Trust (Class 2 shares)
TOPS™ Protected Balanced ETF Portfolio(1)	(Milliman, Inc.)
TOPS™ Protected Moderate Growth ETF Portfolio(1)	(Milliman, Inc.)
TOPS™ Protected Growth ETF Portfolio(1)	(Milliman, Inc.)
PIMCO Variable Insurance Trust (Administrative Shares)
PIMCO Real Return Portfolio	Pacific Investment Management Company LLC
PIMCO Total Return Portfolio	Pacific Investment Management Company LLC
PIMCO Global Bond Portfolio (Unhedged)	Pacific Investment Management Company LLC
PIMCO CommodityRealReturn® Strategy Portfolio	Pacific Investment Management Company LLC
PIMCO Global Diversified Allocation Portfolio(1)	Pacific Investment Management Company LLC
The Prudential Series Fund, Inc. (Class II Shares)
Jennison Portfolio (a growth stock fund)	Jennison Associates LLC
Jennison 20/20 Focus Portfolio (a value and growth fund)	Jennison Associates LLC
Royce Capital Fund
Royce Small-Cap Portfolio	Royce & Associates, LLC
Royce Micro-Cap Portfolio	Royce & Associates, LLC
The Universal Institutional Funds, Inc. (Class II)
Morgan Stanley UIF Core Plus Fixed Income Portfolio (an income fund)	Morgan Stanley Investment Management Inc.
Morgan Stanley UIF U.S. Real Estate Portfolio	Morgan Stanley Investment Management Inc.
Morgan Stanley UIF Growth Portfolio	Morgan Stanley Investment Management Inc.

Form 6726-NSLAC	3

(1)

This fund is structured as a “Fund of Funds.” Because a Fund of Funds invests in other mutual funds and bears a proportionate share of expenses charged by the underlying funds, it may have higher expenses than direct investments in the underlying funds.

(2)

Franklin Templeton Services, LLC is the administrator for Franklin Templeton VIP Founding Funds Allocation Fund, which invests in shares of other series of Franklin Templeton Variable Insurance Products Trust. The advisers of the underlying funds are Franklin Advisers, Inc., Franklin Mutual Advisers, LLC and Templeton Global Advisors, Limited.

Form 6726-NSLAC	4

Form 6726-NSLAC	5

Glossary

Accumulation Units — Until annuity payments begin, your contract’s value in each subaccount is measured by accumulation units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Annuitant — A living person whose length of life determines the number and value of annuity payments to be made.

Annuity Unit — After annuity payments begin, the amount of each variable payment depends upon the value of your annuity units. The dollar value of each unit varies with the investment results of the subaccount’s corresponding Fund.

Applied for — The date the application for the annuity is signed or the electronic order is submitted to us.

ARDBR— The annual reset death benefit rider offered with this contract. The ARDBR and ARDBR (2009) are the ARDBR riders.

Asset Allocation Model — The Asset Allocation Models are a service that National Security offers. Each Asset Allocation Model is developed by Ohio National Investments, Inc. and is comprised of a combination of available investment options. Please see “Optional Asset Allocation Models” for more information.

Commission — The Securities and Exchange Commission.

Contract Value — Contract Value is determined by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period and adding to that any amount in the Fixed Accumulation Account or a DCA Account.

DCA — Dollar cost averaging.

Death Benefit — The amount used solely to calculate the Death Benefit Adjustment and is not the amount paid to the beneficiary after the death of the annuitant. Death Benefit is the greatest of (i) total Contract Value, or (ii) net purchase payments less pro-rata withdrawals, unless one of the riders added to your contract provides for a higher benefit.

Death Benefit Adjustment — The Death Benefit Adjustment is an amount added to the Contract Value to determine the Proceeds paid to the beneficiary. It represents the difference, if any, between the highest guaranteed death benefit amount and the Contract Value on the applicable calculation date as described under “Basic Death Benefit” if the Contract Value on this date is lower than the highest guaranteed death benefit amount. If the Contract Value on the applicable calculation date is higher than the highest guaranteed death benefit amount, no Death Benefit Adjustment will be made.

Fund — A mutual fund in which subaccount assets may be invested. See the list of “Available Funds” beginning on page 2.

GEB — The gain enhancement benefit riders offered with this contract.

GMDB — The guaranteed minimum death benefit amount provided for by the GMDB riders offered with this contract. The GMDBR80 Plus, GMDBR85 Plus, 5% GMDBR80 Plus, 5% GMDBR85 Plus, ARDBR (2009), ARDBR (2008) and ARDBR are the GMDB riders.

GMIB — The guaranteed minimum income benefit amount provided for by the GMIB riders offered with this contract. The GMIB, GMIB Plus, GMIB Plus with Five Year Reset, GMIB Plus with Annual Reset (2009), GMIB Plus with Annual Reset (2008) and the GMIB Plus with Annual Reset are the GMIB riders.

Good order — An instruction or request is in good order when it is received in our home office, or other place we may specify, and has such clarity and completeness that we do not have to exercise any discretion to carry out the instruction or request. We may require that the instruction or request be given in a certain form.

GPP — The guaranteed principal protection rider offered with this contract.

Guaranteed earnings rate — The guaranteed earnings rate is the effective annual rate at which values in variable portfolios or in one of the Asset Allocation Models accumulate at with the earnings base of the ARDBR (2009) or the guaranteed earnings income base of the GMIB Plus with Annual Reset (2009).

Notice — A written form acceptable to us, signed by you and received at our administrative office (the address listed on the first page of the prospectus). We have specified forms or may require specific information in writing for certain transactions, such as a surrender request. Contact us or your registered representative for more information.

Form 6726-NSLAC	6

Pro rata — A pro rata adjustment means the benefit or rider base will be reduced by the same percentage that the Contract Value was reduced by a withdrawal in excess of that provided for by the contract or rider. If your Contract Value is lower than your rider base, a pro rata reduction will reduce your rider base by a greater amount than a dollar for dollar reduction would. If your Contract Value is higher than your rider base, a pro rata reduction will reduce your rider base less than a dollar for dollar reduction would.

Proceeds — The amount that the beneficiary receives if the annuitant dies before annuity payments begin.

Subaccount — A subdivision of VAN. The assets of each subaccount are invested in a corresponding available Fund.

Surrender — To redeem the contract before annuity payments begin and receive its value minus any applicable surrender charge or other charges.

Valuation Period — The period of time from one determination of variable subaccount unit and annuity unit values to their next determination. A valuation period usually ends at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for unrestricted trading. The valuation period may end sooner to correspond to earlier closing of the New York Stock Exchange. Accumulation unit and annuity unit values for each annuity period are determined at the end of that valuation period.

VAN (Variable Account N) — A separate account of National Security Life and Annuity Company consisting of assets segregated from National Security’s general assets for the purpose of funding annuity contracts whose values vary with the investment results of the separate account’s underlying Funds.

Withdraw — To receive part of the contract’s value without entirely redeeming or surrendering the contract.

You — You means the owner of the contract or the owner’s estate if the owner is deceased.

Form 6726-NSLAC	7

Fee Table

The following tables describe the fees and expenses you will pay when buying, owning and surrendering the contract. The first table describes the fees and expenses you will pay when you buy the contract, surrender the contract, or transfer cash value between investment options (Funds). State premium taxes may also be deducted if applicable.

Contract Owner Transaction Expenses

	Years	Charge
Surrender Charge (a percentage of your total purchase payments minus all previous withdrawals)(1)	1st	7%
	2nd	7%
	3rd	7%
	4th	6%
	5th and later	0%
Transfer Fee (currently no charge for the first 12 transfers each contract year)		$10
Premium Tax (charged upon annuitization, surrender or when assessed)	0.0% to 5.0% depending on state law

The next table describes the fees and expenses you will pay periodically while you own the contract, not including Fund fees and expenses.

Annual Contract Fee (no fee if your Contract Value exceeds $50,000)	$30

Separate Account Annual Expenses (as a percentage of average account value unless otherwise indicated)

Mortality and Expense Risk Charge	1.30%
Account Expense Charge	0.25%

Total Separate Account Annual Expenses (without optional added benefits)	1.55%

Optional Rider Expenses (Some of the optional riders are mutually exclusive. See the individual discussion of each rider later in the prospectus for details on the riders and the amounts upon which charges are based. Some of the optional riders, marked with an * below, are not currently offered. Please see the footnotes below.)

Annual Stepped-Up Death Benefit	0.25% of the optional death benefit amounts
GMDBR80 Plus(3)*	0.25% of the optional death benefit amounts
GMDBR85 Plus(3)*	0.45% of the optional death benefit amounts
5% GMDBR80 Plus*	0.45% of the optional death benefit amounts
5% GMDBR85 Plus(4)*	0.70% of the optional death benefit amounts
ARDBR(2)*	0.60% of the optional death benefit amounts
ARDBR (2008) at issue ages through 74(2)* (currently 0.80%)	1.00% of the optional death benefit amounts (maximum charge)
ARDBR (2008) at issue ages 75 through 78(2)* (currently 0.95%)	1.15 of the optional death benefit amounts (maximum charge)
ARDBR (2009)(2)* (currently 0.85%)	1.40% of the optional death benefit amounts (maximum charge)
GEB at issue ages through 70*	0.15% of your Contract Value on the contract anniversary
GEB at issue ages 71 through 75*	0.30% of your Contract Value on the contract anniversary
GEB “Plus” at issue ages through 70*	0.30% of your Contract Value on the contract anniversary
GEB “Plus” at issue ages 71 through 75*	0.60% of your Contract Value on the contract anniversary
GMIB Plus with Annual Reset(2)*	0.65% of your guaranteed income base
GMIB Plus with Annual Reset (2008) without investment restrictions(2)* (currently 1.00%)	1.65% of the guaranteed income base (maximum charge)
GMIB Plus with Annual Reset (2008) with investment restrictions(2)* (currently 0.85%)	1.50% of the guaranteed income base (maximum charge)
GMIB Plus with Annual Reset (2009) (currently 0.95%)	1.50% of the guaranteed income base (maximum charge)
GPP	0.55% of your average annual guaranteed principal amount

Form 6726-NSLAC	8

Summary of Maximum Contract Expenses (expenses you would pay if you elected all non-exclusive optional benefits currently available under the contract and the most expensive of mutually exclusive optional benefits)

Mortality and Expense Risk Charge	1.30%
Account Expense Charge	0.25%

Subtotal	1.55%
Annual Stepped-Up Death Benefit	0.25%

GMIB Plus with Annual Reset (2009)	1.50%
GPP	0.55%

Maximum Possible Total Separate Account Expenses:	3.85	%(3)

(1)	The percentage varies with the number of years from purchase payments to which values relate. The surrender charge may also be called a Contingent Deferred Sales Charge.
(2)	No longer available for purchase.
(3)

Assumes average account value, Contract Value and all bases upon which rider charges are based are equal. If such amounts are not equal, then total charges may be higher or lower. Note that certain riders are mutually exclusive. The following shows which riders you may not have at the same time:

If you have this rider	you cannot have this rider
One of the GMDB riders	Any other GMDB rider
Annual stepped-up death benefit	Any ARDBR
One of the GMIB riders	Any other GMIB rider

Furthermore, if you have an ARDBR, you must also have the comparable GMIB Plus with Annual Reset. Please carefully review the rider descriptions later in this prospectus.

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time you own the contract. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

	Minimum without waivers	Maximum without waivers
Total Annual Fund Operating Expenses as of December 31, 2011 (expenses deducted from Fund assets, including management fees, distribution (12b-1) fees and other Fund operating expenses)(1)	0.36%	3.37%

(1)

Some of the Funds available are structured as “fund of funds.” A fund of funds is a mutual fund that invests primarily in a portfolio of other mutual funds. The expenses shown above include the total fees and expenses of the fund of funds, including the acquired fund fees and expenses of such fund of funds.

Example

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses. The Examples do not reflect the deduction of premium taxes, typically charged upon annuitization, surrender, or when assessed. If the premium taxes were reflected, the charges would be higher.

The following Example assumes you invest $10,000 in the contract for the periods indicated. The Example also assumes your investment has a 5% return each year and assumes the maximum fees and expenses of the most expensive available Fund assuming no waivers. The Example assumes you have selected all the available optional

Form 6726-NSLAC	9

benefits based on their mutual exclusivity and maximum cost and the costs for those benefits are based on Contract Values or the rider base amounts specified above for a contract experiencing the assumed annual investment return of 5%. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,391	$3,015	$4,145	$9,300

(2) If you annuitize at the end of the applicable period, or if you do not surrender your contract:

1 year	3 years	5 years	10 years
$760	$2,379	$4,145	$9,300

The following Example assumes you invest $10,000 in the contract for the periods indicated. The Example also assumes your investment has a 5% return each year and assumes the minimum fees and expenses of the available Funds assuming no waivers. The Example assumes you have selected all the available optional benefits based on their mutual exclusivity and maximum cost and the costs for those benefits are based on Contract Values or the rider base amounts specified above for a contract experiencing the assumed annual investment return of 5%. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,089	$2,104	$2,632	$6,262

(2) If you annuitize at the end of the applicable period, or if you do not surrender your contract:

1 year	3 years	5 years	10 years
$459	$1,475	$2,632	$6,262

FINANCIAL STATEMENTS

The complete financial statements of VAN and National Security, are included in the Statement of Additional Information.

ACCUMULATION UNIT VALUES

Attached as Appendix B is a table showing selected information concerning Accumulation Units for each Sub-Account for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity Contract Value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each Sub-Account’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

This series of variable annuity contracts began on August 17, 2009. Since then, the following changes have been made to available Funds:

April 30, 2010

Goldman Sachs Variable Insurance Trust Growth and Income Fund changed its name to Large Cap Value Fund and Capital Growth Fund changed its name to Strategic Growth Fund. Legg Mason Partners Variable Equity Trust Legg Mason ClearBridge Variable Fundamental Value Portfolio changed its name to Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio and Legg Mason ClearBridge Variable Investors Portfolio changed its name to Legg Mason ClearBridge Variable Large Cap Value Portfolio.

Form 6726-NSLAC	10

June 3, 2010

The Universal Institutional Funds, Inc. Morgan Stanley UIF International Growth Equity Portfolio was merged with AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco Van Kampen V.I. International Growth Equity Fund.

January 7, 2011	ALPS Variable Insurance Trust AVS Listed Private Equity Portfolio was liquidated.

April 29, 2011

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco Van Kampen V.I. International Growth Equity Fund was merged into Invesco V.I. International Growth Fund. The Universal Institutional Funds, Inc. Morgan Stanley UIF Capital Growth Portfolio was renamed Morgan Stanley UIF Growth Portfolio.

June 21, 2011

AllianceBernstein Variable Products Series Fund, Inc. Dynamic Asset Allocation Portfolio and Northern Lights Variable Trust TOPS™ Protected Balanced ETF Portfolio, TOPS™ Protected Moderate Growth ETF Portfolio and TOPS™ Protected Growth ETF Portfolio were added.

January 1, 2012

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Invesco V.I. Balanced-Risk Allocation Fund, Federated Insurance Series Federated Managed Volatility Fund II and Legg Mason Partners Variable Equity Trust Legg Mason Dynamic Multi-Strategy VIT Portfolio were added.

May 1, 2012

Goldman Sachs Variable Insurance Trust Goldman Sachs Global Markets Navigator Fund, Lazard Retirement Series, Inc. Lazard Retirement Multi-Asset Targeted Volatility Portfolio and PIMCO Variable Insurance Trust PIMCO Global Diversified Allocation Portfolio were added. Neuberger Berman Advisers Management Trust AMT Regency Portfolio changed its name to AMT Mid Cap Intrinsic Value Portfolio.

National Security

National Security is licensed to issue life insurance and annuities in 18 states and the District of Columbia. We were incorporated under the laws of the State of New York in 1973 as The Urbaine Life Reinsurance Company. In 1993, we were purchased by Security Life of Denver Insurance Company and our name was changed to First ING Life Insurance Company of New York. Our name was changed to National Security Life and Annuity Company on January 4, 2002, when we were purchased by SMON Holdings, Inc., a Delaware corporation which was owned jointly by Security Mutual Life Insurance Company of New York (“Security Mutual”) and The Ohio National Life Insurance Company (“Ohio National Life”). In March 2007, Ohio National Life and Security Mutual became direct owners of our stock after SMON Holdings, Inc. was dissolved, and Ohio National Life purchased additional shares of our stock from Security Mutual, increasing its ownership to over 80% of our outstanding stock. In December 2011, Ohio National Life purchased all of the shares owned by Security Mutual, thus becoming 100% owner of National Security. Ohio National Life is an Ohio domiciled life insurance company. Our home office is at 100 Court Street, Binghamton, New York 13902. Our administrative office is at One Financial Way, Montgomery, Ohio 45242.

National Security and/or its affiliates may pay certain retail broker-dealers additional compensation or reimbursement for their efforts in selling our variable contracts. Reimbursements and additional compensation are paid for the purpose of, among other things, training the broker-dealers’ registered representatives regarding the procedures for submitting business to us, internally marketing our products to their registered representatives, educating registered representatives about the benefits and options available under the variable contracts and about the benefits of variable contracts generally. These additional amounts are paid from our profits, not deducted from the contract owners’ purchase payments.

Additionally, we may compensate some broker-dealers more than others for the sale of our products. This differential compensation may be based on several factors including, but not limited to, the size of the selling broker-dealer, the amount of previous business generated by the broker-dealer and the length of time National Security has contracted with the broker-dealer for the distribution of our contracts. As with reimbursements, these payments are not deducted from contract owners’ purchase payments.

From time to time, National Security and/or its affiliates may also provide non-cash or cash compensation to certain financial institutions or their registered representatives in the form of occasional gifts, meals, tickets to events, educational conference support, special recognition support or other forms of non-cash and cash compensation as may be permitted by certain regulations applicable to broker-dealers.

Form 6726-NSLAC	11

We may credit additional amounts under our contracts for contracts sold to registered representatives (and their immediate families) of broker-dealers that have (i) a selling agreement with us and our principal underwriter to sell the contracts and (ii) approved the payment of the additional amount to their registered representatives. There will be no commissions paid on the sale of these contracts.

National Security Variable Account N

We established VAN on January 4, 2002 as a separate account for funding variable annuity contracts. Purchase payments for the variable annuity contracts are allocated to one or more subaccounts of VAN. Currently your allocation of Contract Value may be to no more than 18 of the available subaccounts. We reserve the right to limit your allocation of Contract Value to no more than 10 of the available subaccounts. You assume all of the investment risk for Contract Value allocated to the subaccounts. You may be subject to additional restrictions on allocations if you purchase certain optional riders. Please see “Investment Restrictions for Certain Optional Riders” and “Optional Asset Allocation Models” for more information.

Income, gains and losses, whether or not realized, from assets allocated to VAN are credited to or charged against VAN without regard to our other income, gains or losses. The assets maintained in VAN will not be charged with any liabilities arising out of any of our other business. Nevertheless, all obligations arising under the contracts, including the commitment to make annuity payments, are our general corporate obligations. Accordingly, all our assets are available to meet our obligations under the contracts. Unlike assets in VAN or other separate accounts we have established, all of our other assets may be charged with any liabilities arising out of any of our other business.

Any guarantees under the contract that exceed your Contract Value, such as those associated with the guaranteed benefit rider options or the death benefit rider options, are paid from our general account (not the separate account). Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

We reserve the right, within the law, to make additions, deletions and substitutions for the subaccounts and the portfolios available in the VAN. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of one or more of the portfolios should become inappropriate for purposes of the contract, in the judgment of our management. The new portfolio may have higher fees and charges than the existing portfolio and not all portfolios may be available to all classes of contracts. Currently, we have no intention of substituting or deleting the portfolios; however, we reserve our right to do so in the future. No substitution or deletion will be made to the contract without prior notice to you and before any necessary orders of the SEC in accordance with the 1940 Act, and your prior approval if required by law.

We also reserve the right to establish additional subaccounts, each of which would invest in shares of an investment company, with a specified investment objective. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax or investment conditions warrant. We will not eliminate a subaccount without prior notice to you and before any necessary order of the SEC, and your prior approval if required by law. Not all subaccounts may be available to all classes of contracts.

If permitted by law, and with your prior approval if required by law, we may create new separate accounts; deregister the VAN under the 1940 Act in the event such registration is no longer required; manage the VAN under the direction of committee; or combine the VAN with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the VAN to another separate account.

VAN is registered as a unit investment trust under the Investment Company Act of 1940. The assets of the subaccounts of VAN are invested at net asset value in Fund shares. Values of other contracts not offered through this prospectus are also allocated to VAN, including some subaccounts that are not available for these contracts.

Investment Options

You may allocate your Contract Values to Funds, the Fixed Accumulation Account or an optional Asset Allocation Model as described below. If you purchase certain optional riders, you may be subject to restrictions on allocations. Please see “Optional Asset Allocation Models” and “Investment Restrictions for Certain Optional Riders” below.

Form 6726-NSLAC	12

Fixed Accumulation Account

The Fixed Accumulation Account (if available) guarantees a fixed return for a specified period of time and guarantees the principal against loss. We may also refer to the Fixed Accumulation Account as the Fixed Account. We reserve the right to not offer the Fixed Accumulation Account to new contracts in the future. The Fixed Accumulation Account is not registered as an investment company. Interests in it are not subject to the provisions or restrictions of federal securities laws. The staff of the Securities and Exchange Commission has not reviewed disclosures regarding it. We invest our general assets at our discretion as allowed by New York law.

The Fixed Accumulation Account consists of all of our general assets other than those allocated to a separate account. If the Fixed Accumulation Account is available on your contract, you may allocate purchase payments and Contract Value between the Fixed Accumulation Account and the Funds, subject to certain restrictions described below. There might be periods when we will not make the Fixed Accumulation Account available on new contracts.

The amount of investment income allocated to the contracts varies from year to year at our sole discretion. However, we guarantee that we will credit interest at a rate of not less than 3% per year (or such lower rate as may be permitted by applicable state law), compounded annually, to Contract Values allocated to the Fixed Accumulation Account. We may credit interest at a rate in excess of 3% or in excess of the guaranteed minimum interest rate allowed by state law, but any such excess interest credit will be in our sole discretion.

We guarantee that, before annuity payments begin, the value of a contract in the Fixed Accumulation Account will never be less than:

•	the amount of purchase payments allocated to, and transfers into, the Fixed Accumulation Account, plus

•	interest credited at the rate of 3% per year (or such other rate that will be indicated in the contract) compounded annually, plus

•	any additional excess interest we may credit to guaranteed values, minus

•	any withdrawals and transfers from the guaranteed values, minus

•	any surrender charge on withdrawals, state premium taxes, transfer fees, and the portion of the $30 annual contract administration charge allocable to the Fixed Accumulation Account.

No deductions are made from the Fixed Accumulation Account for Account Expense Charges or Mortality and Expense Risk Charges. Insurance risk charges for optional benefit riders are taken pro rata from the Fixed Accumulation Account and variable subaccounts.

Other than pursuant to a DCA (scheduled transfer) or portfolio rebalancing program, we may restrict transfers of your Fixed Accumulation Account value during a contract year to not more than 20% of that value as of the beginning of a contract year (or $1,000, if greater). As provided by state law, we may defer the payment of amounts to be withdrawn from the Fixed Accumulation Account for up to six months from the date we receive your written request for withdrawal.

The Funds

The Funds are mutual funds registered under the Investment Company Act 1940. Fund shares are sold only to insurance company separate accounts to fund variable annuity contracts and variable life insurance policies and, in some cases, to qualified plans. The value of each Fund’s investments fluctuates daily and is subject to the risk that Fund management may not anticipate or make changes necessary in the investments to meet changes in economic conditions.

The Funds receive investment advice from their investment advisers. The Funds pay each of the investment advisers a fee as shown in the prospectus for each Fund. In some cases, the investment adviser pays part of its fee to a subadviser.

Affiliates of certain Funds may compensate us based upon a percentage of the Fund’s average daily net assets that are allocated to VAN. These percentages vary by Fund. This is intended to compensate us for administrative and other services we provide to the Funds and their affiliates.

Certain Funds may pay our distributor “12b-1 fees.” These fees are deducted from the assets of the Funds and are paid pursuant to a distribution (and/or shareholder servicing) plan adopted by the Funds under Rule 12b-1 of the 1940 Act. Please see the Funds’ prospectuses for more information about these fees. These payments decrease the Funds’ investment return.

Some of the Funds are structured as a “Fund of Funds.” A Fund of Funds is a mutual fund that invests primarily in a portfolio of other mutual funds. Because a Fund of Funds invests in other mutual funds rather than individual securities, the Fund of Funds bears a proportionate share of expenses charged by the underlying funds in which it invests. Therefore, a Fund of Funds may have higher expenses than direct investments in the underlying Funds. You should read the Fund prospectuses carefully for more information.

Form 6726-NSLAC	13

For additional information concerning the Funds, including their fees, expenses and investment objectives, see the Fund prospectuses. Read them carefully before investing. They may contain information about other funds that are not available as investment options for these contracts. You cannot be sure that any Fund will achieve its stated objectives and policies. For a free copy of the Fund prospectuses, call 1-877-446-6020.

Periodically some of the Funds may be closed to future allocation of purchase payments. This may be at the request of the Fund or based on a decision made by us. Advance written notice will be given to contract owners prior to any such closure.

The investment policies, objectives and/or names of some of the Funds may be similar to those of other investment companies managed by the same investment adviser or subadviser. However, similar funds often do not have comparable investment performance. The investment results of the Funds may be higher or lower than those of the other funds.

We reserve the right, within the law, to make additions, deletions and substitutions for the subaccounts and the portfolios available in the VAN. We may substitute shares of other portfolios for shares already purchase, or to be purchase in the future, under the contract. This substitution might occur if shares of one or more of the portfolios should become inappropriate for purposes of the contract, in the judgment of our management. The new portfolio may have higher fees and charges than the existing portfolio and not all portfolios may be available to all classes of contracts. Currently, we have no intention of substituting or deleting the portfolios; however, we reserve our right to do so in the future. No substitution or deletion will be made to the contract without prior notice to you and before any necessary orders of the SEC in accordance with the 1940 Act, and your prior approval if required by law.

We also reserve the right to establish additional subaccounts, each of which would invest in shares of an investment company, with a specified investment objective. We may also eliminate one of more subacccounts if, in our sole discretion, marketing, tax or investment conditions warrant. We will not eliminate a subaccount without prior notice to you and before any necessary order of the SEC, and your prior approval if required by law. Not all subaccounts may be available to all classes of contracts.

If permitted by law, and with your prior approval if required by law, we may create new separate accounts; deregister the VAN under the 1940 Act in the event such registration is no longer required; manage the VAN under the direction of committee; or combine the VAN with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the VAN to another separate account.

Optional Asset Allocation Models

You may choose an optional Asset Allocation Model for your contract’s variable account values. If you choose this option, it must be used for all your variable account values. There is no charge for using an optional Asset Allocation Model. You may choose a model, discontinue using a model or change from one model to another at any time by notifying us. You may not use more than one model at a time. The GPP rider requires all variable account values be in the Asset Allocation Models from the issuance of the rider until the rider ends according to its terms or annuity payments begin. The GMIB Plus with Annual Reset (2009) rider requires all your variable account values to be in Asset Allocation Models 2, 3 or 4 or be invested in accordance with the alternative investment restrictions from the issuance of the rider until the rider ends according to its terms or annuity payments begin. The GMIB Plus with Annual Reset (2008) with investment restrictions rider requires all your variable account values to be in an Asset Allocation Model or be invested in accordance with the alternative investment restrictions from the issuance of the rider until the rider ends according to its terms or annuity payments begin.

Asset allocation is the distribution of invested assets among several different kinds of investments (such as large cap domestic value stocks, small cap domestic growth stocks, foreign stocks, long term investment-grade bonds, intermediate term bonds, high income bonds, money market instruments, real estate securities and so on). Historically, diversification among several different kinds of asset classes has been shown to help reduce volatility over long periods of time. However, there can be no assurance that asset allocation will reduce volatility or enhance performance.

If you choose the Asset Allocation Models, upon your execution and return of the investment advisory agreement, Ohio National Investments, Inc. (“ONII”) will serve as your investment adviser for the limited purpose of developing and updating the Asset Allocation Models. Until the investment advisory agreement is executed and received by ONII, your investments will not be automatically updated in accordance with any changes that ONII may periodically make to the Models. Upon receipt of the executed investment advisory agreement, your investments will be updated in accordance with any changes that ONII may make to the Models. Currently, you are required to sign an investment advisory

Form 6726-NSLAC	14

agreement with ONII in order to be in an Asset Allocation Model. Periodically, typically annually, ONII will assess the make up of each of the Asset Allocation Models to determine if they continue to maintain the optimal level of investment return balanced against the designated risk tolerance for the model.

If ONII determines that changes to the models are appropriate, we will notify you at least 30 days before making the change. If we do not hear from you otherwise, we will automatically reallocate the assets contained in the existing model to the new model, based on the limited discretionary authority you will have granted to ONII to do so. If you do not want your Contract Values reallocated in your existing model, you may move to a different model. If you do not want to move to a different model and you do not wish to have your Contract Values reallocated in the existing model, we will deem the advisory agreement between ONII and you terminated and no further automatic rebalancing or reallocation will take place in your contract. If you have a rider that requires participation in the Asset Allocation Models, the effect of the termination of the advisory agreement will be to terminate your rider as well except for the GMIB Plus with Annual Reset (2009) or GMIB Plus with Annual Reset (2008) with investment restrictions riders, which can also remain in force if you adhere to the alternative investment restrictions.

More information about ONII’s role as your limited purpose investment adviser is contained in Part II of ONII’s Form ADV, which you can request at any time. It is possible that ONII may include underlying funds in the Asset Allocation Models for which it also acts as the investment adviser. As a result, inclusion of such portfolios will result in ONII receiving fund management fees from these funds and portfolios. ONII does not receive a fee for managing the Models themselves.

We have retained a third-party consultant to assist in the development of several Asset Allocation Models, each comprising a combination of the contract’s available Funds. National Security, in consultation with ONII selects the underlying Funds to be offered through this annuity contract. The consultant then performs a quantitative analysis to determine which combination of Funds offers the best opportunity to achieve the expected investment return given the acceptable level of investment risk. ONII approves the final recommendations made by the consultant. A copy of the ONII’s Form ADV may be obtained free of charge by calling 1-800-366-6654. We reserve the right to change the third party consultant we use to develop the Asset Allocation Models or to develop the Asset Allocation Models without the use of a third party consultant. The consultant selects the Funds for each of the models in accordance with risk/return profiles they have developed. Currently the following Models are available:

•	Model 1: Conservative (investment objective — preservation of capital)

•	Model 2: Moderately Conservative (investment objective — moderate growth)

•	Model 3: Balanced (investment objective — steady growth in asset values)

•	Model 4: Moderate Growth (investment objective — moderately high growth in asset values)

•	Model 5: Growth (investment objective — high growth in asset values)

Please contact us at 1-877-446-6020 or your registered representative for more detailed information on the Models.

At the end of each quarter, variable account values allocated within each model will be rebalanced to maintain the mix of investments in the proportions established for each model. You will then receive a confirmation of the transfers made among the Funds within your contract. The transfer charge does not apply to these quarterly rebalancing transactions.

The transfer charge will apply if, by changing from one model to another, you exceed the 12 free transfers allowed per year. When you change models, it counts as one transfer.

Your registered representative or financial adviser can help you determine the model that best fits your risk tolerance, investment horizon and objectives. The variable account portion of any purchase payments you make after selecting an Asset Allocation Model will be allocated among the Funds as specified by the model you choose.

If your contract includes the optional Guaranteed Principal Protection (“GPP”) rider, your variable account values must be in one of the models. The GPP rider will be cancelled if you are no longer using any Asset Allocation Model. If the GPP is so terminated, a full annual rider charge will be assessed without being prorated to the date of termination.

We may limit the availability of an Asset Allocation Model under one of the riders with investment restrictions or that requires participation in an Asset Allocation Model. If we limit the availability of an Asset Allocation Model, unless you make additional purchase payments, your Contract Value will continue to be allocated in the unavailable Asset Allocation Model.

If we limit the availability of an Asset Allocation Model and you make additional purchase payments, you will not be permitted to allocate them to the unavailable Asset Allocation Model. Because you may only be in one Asset Allocation Model at a time, you will have to transfer your Contract Value to an available Asset Allocation Model.

Form 6726-NSLAC	15

We will always provide at least one Asset Allocation Model for any rider that requires participation in an Asset Allocation Model.

If an Asset Allocation Model becomes unavailable for the allocation of purchase payments under GPP and you wish to make additional purchase payments, you will have to transfer your Contract Value to an available Asset Allocation Model.

Currently, if you own the GMIB Plus with Annual Reset (2009) you can only be in Asset Allocation Model 2, 3, or 4 or comply with alternative investment restrictions, described below. If you own the GMIB Plus with Annual Reset (2008) with investment restrictions, you may be in any Model or comply with alternative investment restrictions. If an Asset Allocation Model becomes unavailable for the allocation of purchase payments under those riders and you wish to make additional purchase payments, you will have to transfer your Contract Value to an available Asset Allocation Model or comply with the alternative investment restrictions under those riders.

In the following scenarios, you do not have to take affirmative action to retain your rider:

•	We limit the availability of an Asset Allocation Model under a rider, and you do not make any additional purchase payments.

•	ONII revises the make up of an existing Asset Allocation Model following the procedures described in this section, and you do no opt out.

In the following scenarios, you must take affirmative action or your rider will be cancelled:

•

We limit the availability of an Asset Allocation Model under a rider, and you do make additional purchase payments. If you do not transfer your Contract Value to an available Asset Allocation Model or comply with alternative investment restrictions, if applicable, your rider will be cancelled. However, if you make additional purchase payments and transfer your Contract Value to an available Asset Allocation Model at the same time, your rider will not be cancelled.

•

ONII revises the make up of an existing Asset Allocation Model following the procedures described in this section, you opt out by the deadline and do not move to another Asset Allocation Model. If you do not transfer your Contract Value to another Asset Allocation Model or comply with alternative investment restrictions, if applicable, your rider will be cancelled. If we provide only one Asset Allocation Model for any rider that requires participation in an Asset Allocation Model, if you opt out of the revised Asset Allocation Model and do not comply with alternative investment restrictions, if applicable, your rider will be cancelled.

Investment Restrictions for Certain Optional Riders

If you select the GMIB Plus with Annual Reset (2009) rider, your purchase payments and Contract Value must be allocated in accordance with the restrictions specified below.

(1)	Some or all of your purchase payments or Contract Value may be allocated to the Fixed Accumulation Account, if available. See “Fixed Accumulation Account” for more details.

(2)	Any portion of your purchase payments or Contract Value that is not allocated to the Fixed Accumulation Account must be allocated in compliance with either (a) or (b):

(a)

100% must be allocated to one of Asset Allocation Models 2, 3 or 4. See “Optional Asset Allocation Models” for more details. Please contact us at 1-877-446-6020 or your registered representative for more detailed information on the Models.

or

(b)	(i)	at least 30% must, but no more than 60% may, be allocated to investment options included in Category 1;

(ii)	no more than 70% may be allocated to investment options included in Category 2;

(iii)	no more than 25% may be allocated to investment options included in Category 3; and

(iv)	no more than 15% may be allocated to investment options included in Category 4.

Form 6726-NSLAC	16

The investment options available in each Category are:

INVESTMENT OPTIONS

CATEGORY 1	Ohio National Fund, Inc. Money Market Portfolio Bond Portfolio PIMCO Variable Insurance Trust PIMCO Real Return Portfolio PIMCO Total Return Portfolio	The Universal Institutional Funds, Inc. Morgan Stanley UIF Core Plus Fixed Income Portfolio

CATEGORY 2

Ohio National Fund, Inc.

Equity Portfolio

Omni Portfolio

S&P 500® Index Portfolio

Strategic Value Portfolio

Nasdaq-100® Index Portfolio

Bristol Portfolio

Bristol Growth Portfolio

Balanced Portfolio

Income Opportunity Portfolio

U.S. Equity Portfolio

Target VIP Portfolio

Target Equity/Income Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. Balanced-Risk Allocation Fund

AllianceBernstein Variable Products Series Fund, Inc.

AllianceBernstein Dynamic Asset Allocation Portfolio

Dreyfus Variable Investment Fund

Appreciation Portfolio

Federated Insurance Series

Federated Managed Volatility Fund II

Fidelity® Variable Insurance Products

VIP Contrafund® Portfolio

VIP Growth Portfolio

VIP Equity-Income Portfolio

Franklin Templeton Variable Insurance Products Trust

Franklin Income Securities Fund

Franklin Flex Cap Growth Securities Fund

Franklin Templeton VIP Founding Funds Allocation Fund

Templeton Foreign Securities Fund

Goldman Sachs Variable Insurance Trust

Goldman Sachs Large Cap Value Fund

Goldman Sachs Structured U.S. Equity Fund

Goldman Sachs Strategic Growth Fund

Goldman Sachs Global Markets Navigator Fund

Ivy Funds Variable Insurance Portfolios

Ivy Funds VIP Asset Strategy

Janus Aspen Series

Janus Portfolio

Balanced Portfolio

Lazard Retirement Series

Lazard Retirement U.S. Strategic Equity Portfolio

Lazard Retirement Multi-Asset Targeted Volatility Portfolio

Legg Mason Partners Variable Equity Trust

Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio

Legg Mason ClearBridge Variable Equity Income Builder Portfolio

Legg Mason ClearBridge Variable Large Cap Value Portfolio

Legg Mason Dynamic Multi-Strategy VIT Portfolio

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series

MFS® Total Return Series

Northern Lights Variable Trust

TOPS™ Protected Balanced ETF Portfolio

TOPS™ Protected Moderate Growth ETF Portfolio

TOPS™ Protected Growth ETF Portfolio

PIMCO Variable Insurance Trust

PIMCO Global Bond Portfolio (Unhedged)

PIMCO Global Diversified Allocation Portfolio

The Prudential Series Fund, Inc.

Jennison Portfolio

Jennison 20/20 Focus Portfolio

The Universal Institutional Funds, Inc.

Morgan Stanley UIF Growth Portfolio

Form 6726-NSLAC	17

CATEGORY 3

Ohio National Fund, Inc.

International Portfolio

Aggressive Growth Portfolio

High Income Bond Portfolio

Capital Appreciation Portfolio

Mid Cap Opportunity Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. International Growth Fund

Federated Insurance Series

Federated Kaufmann Fund II

Fidelity® Variable Insurance Products

VIP Mid Cap Portfolio

Janus Aspen Series

Overseas Portfolio

Worldwide Portfolio

Lazard Retirement Series

Lazard Retirement International Equity Portfolio

MFS® Variable Insurance Trust

MFS® Mid Cap Growth Series

Neuberger Berman Advisers Management Trust

AMT Mid Cap Intrinsic Value Portfolio

CATEGORY 4

Ohio National Fund, Inc.

International Small-Mid Company Portfolio

Millennium Portfolio

Capital Growth Portfolio

Small Cap Growth Portfolio

Bryton Growth Portfolio

Fidelity® Variable Insurance Products

VIP Real Estate Portfolio

Ivy Funds Variable Insurance Portfolios

Ivy Funds VIP Global Natural Resources

Ivy Funds VIP Science and Technology

Lazard Retirement Series

Lazard Retirement U.S. Small-Mid Cap Equity Portfolio

Lazard Retirement Emerging Markets Equity Portfolio

MFS® Variable Insurance Trust

MFS® New Discovery Series

PIMCO Variable Insurance Trust

PIMCO CommodityRealReturnTM Strategy Portfolio

Royce Capital Fund

Royce Micro-Cap Portfolio

Royce Small-Cap Portfolio

The Universal Institutional Funds, Inc.

Morgan Stanley UIF U.S. Real Estate Portfolio

If you selected the GMIB Plus with Annual Reset (2008) rider and elect investment restrictions, your purchase payments and Contract Value must be allocated in accordance with the restrictions specified below:

(1)	Some or all of your purchase payments or contract value may be allocated to the Fixed Accumulation Account, if available. See “Fixed Accumulation Account” for more details.

(2)	Any portion of your purchase payments or Contract Value that is not allocated to the Fixed Accumulation Account must be allocated in compliance with either (a) or (b):

(a)	100% must be allocated to one of the Asset Allocation Models. See “Optional Asset Allocation Models” for more details.

or

(b)	(i)	at least 20% must be allocated to investment options included in Category 1;

(ii)	no more than 80% may be allocated to investment options included in Category 2;

(iii)	no more than 25% may be allocated to investment options included in Category 3; and

(iv)	no more than 15% may be allocated to investment options included in Category 4.

The investment options available in each Category are:

INVESTMENT OPTIONS

CATEGORY 1	Ohio National Fund, Inc. Money Market Portfolio Bond Portfolio PIMCO Variable Insurance Trust PIMCO Real Return Portfolio PIMCO Total Return Portfolio	The Universal Institutional Funds, Inc. Morgan Stanley UIF Core Plus Fixed Income Portfolio

Form 6726-NSLAC	18

CATEGORY 2

Ohio National Fund, Inc.

Equity Portfolio

Omni Portfolio

S&P 500® Index Portfolio

International Portfolio

Aggressive Growth Portfolio

Strategic Value Portfolio

Nasdaq-100® Index Portfolio

Bristol Portfolio

Bristol Growth Portfolio

Balanced Portfolio

Income Opportunity Portfolio

U.S. Equity Portfolio

Target VIP Portfolio

Target Equity/Income Portfolio

AIM Variable Insurance Funds

(Invesco Variable Insurance Funds)

Invesco V.I. International Growth Fund

Invesco V.I. Balanced-Risk Allocation Fund

Dreyfus Variable Investment Fund

Appreciation Portfolio

Federated Insurance Series

Federated Managed Volatility Fund II

Goldman Sachs Variable Insurance Trust

Goldman Sachs Large Cap Value Fund

Goldman Sachs Structured U.S. Equity Fund

Goldman Sachs Strategic Growth Fund

Goldman Sachs Global Markets Navigator Fund

Ivy Funds Variable Insurance Portfolios

Ivy Funds VIP Asset Strategy

Janus Aspen Series

Janus Portfolio

Worldwide Portfolio

Overseas Portfolio

Balanced Portfolio

Lazard Retirement Series

Lazard Retirement International Equity Portfolio

Lazard Retirement U.S. Strategic Equity Portfolio

Lazard Retirement Multi-Asset Targeted Volatility Portfolio

Legg Mason Partners Variable Equity Trust

Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio

Legg Mason ClearBridge Variable Equity Income Builder Portfolio

Legg Mason ClearBridge Variable Large Cap Value Portfolio

Legg Mason Dynamic Multi-Strategy VIT Portfolio

Fidelity® Variable Insurance Products

VIP Contrafund® Portfolio

VIP Growth Portfolio

VIP Equity-Income Portfolio

Franklin Templeton Variable Insurance Products Trust

Franklin Income Securities Fund

Franklin Flex Cap Growth Securities Fund

Franklin Templeton VIP Founding

Funds Allocation Fund

Templeton Foreign Securities Fund

MFS® Variable Insurance Trust

MFS® Investors Growth Stock Series

MFS® Total Return Series

PIMCO Variable Insurance Trust

PIMCO Global Bond Portfolio (Unhedged)

PIMCO Global Diversified Allocation Portfolio

The Prudential Series Fund, Inc.

Jennison Portfolio

Jennison 20/20 Focus Portfolio

The Universal Institutional Funds, Inc.

Morgan Stanley UIF Growth Portfolio

CATEGORY 3

Ohio National Fund, Inc.

High Income Bond Portfolio

Capital Appreciation Portfolio

Mid Cap Opportunity Portfolio

Federated Insurance Series

Federated Kaufmann Fund II

Fidelity® Variable Insurance Products

VIP Mid Cap Portfolio

J.P. Morgan Insurance Trust JPMorgan Insurance Trust Mid Cap Value Portfolio MFS® Variable Insurance Trust MFS® Mid Cap Growth Series Neuberger Berman Advisers Management Trust AMT Regency Portfolio

CATEGORY 4

Ohio National Fund, Inc.

International Small-Mid Company Portfolio

Millennium Portfolio

Capital Growth Portfolio

Small Cap Growth Portfolio

Bryton Growth Portfolio

Fidelity® Variable Insurance Products

VIP Real Estate Portfolio

Ivy Funds Variable Insurance Portfolios

Ivy Funds VIP Global Natural Resources

Ivy Funds VIP Science and Technology

J.P. Morgan Insurance Trust

JPMorgan Insurance Trust Small Cap Core Portfolio

Lazard Retirement Series

Lazard Retirement U.S. Small-Mid Cap Equity Portfolio

Lazard Retirement Emerging Markets Equity Portfolio

MFS® Variable Insurance Trust

MFS® New Discovery Series

PIMCO Variable Insurance Trust

PIMCO CommodityRealReturnTM Strategy Portfolio

Royce Capital Fund

Royce Micro-Cap Portfolio

Royce Small-Cap Portfolio

The Universal Institutional Funds, Inc.

Morgan Stanley UIF U.S. Real Estate Portfolio

You may allocate purchase payments to a dollar-cost averaging (“DCA”) program, including the Enhanced DCA, and transfer amounts out of the dollar cost averaging account (“DCA Account”) in accordance with the restrictions described above. You may not establish a DCA program with scheduled transfers from a Fund and comply with these restrictions. See “Scheduled Transfers (Dollar Cost Averaging)” for more details about dollar cost averaging.

Form 6726-NSLAC	19

Transfers. Any transfer request or change in allocation or rebalance instructions must comply with the applicable investment restrictions. Any transfer request from one Category to another must result in an allocation that continues to meet the investment restrictions. If you make a transfer within a Category, you will still be deemed to have met the investment restrictions, even if your Contract Value has increased beyond the percentage limit. Please note that a transfer request will not update your purchase payment allocation or rebalance instructions. You must provide us separate instructions to change your purchase payment allocation or rebalance instructions.

Classifications. We have classified investment options into the above Categories based on the fund’s characteristics and our determination of their risk. If a new investment choice is added to your contract, we will determine which of the above Categories, if any, it will be placed in. We may reassess our determination of risk based on characteristics such as investment objective, strategy or holdings and may change the classification of any investment option in the individual Categories with advance written notice to you. We may limit the availability of any Asset Allocation Model or any investment option under the riders. We may apply any changes to future purchase payments and transfer requests. Any such changes to transfer requests will not apply to transfers out of the Enhanced DCA account. If an existing investment option becomes unavailable for the allocation of future purchase payments and you wish to make additional purchase payments, you will need to provide us updated allocation instructions that comply with the restrictions described above in this section. If a change in classification applies to future transfer requests, any transfer request you make must comply with the new investment restrictions. If you do not make any additional purchase payments or transfer requests after a change in classification, the new investment restrictions will not apply to you. If you fail to provide us with new instructions as described and your allocation of purchase payments or Contract Value violates the investment restrictions, your rider will be terminated.

Please note that you may only be in one Asset Allocation Model at a time. Therefore, if an Asset Allocation Model to which your Contract Value is allocated becomes unavailable for the allocation of future purchase payments under your rider and you wish to make additional purchase payments, you will have to transfer your Contract Value to an Asset Allocation Model that is available under your rider.

Rebalancing. If it is permitted as described above in this section and you choose to allocate your purchase payments to an available Asset Allocation Model, at the end of each calendar quarter we will rebalance variable account values allocated within each Asset Allocation Model to maintain the mix of investments in the proportions established for each Asset Allocation Model. If you are required to or choose to allocate your purchase payments to individual investment options described above in this section, you must provide us with rebalance allocation instructions that comply with the Fund Category and percentage limitations described above for your rider. On each three-month anniversary of the date the applicable rider was added, we will rebalance your Contract Value in accordance with your rebalance instructions.

Termination. You will not violate the investment restrictions simply because your Contract Value in the Categories increases or decreases above or below the specified limits. You will violate the investment restrictions if you allocate purchase payments or Contract Value in a manner not specified above.

•

If you have purchased the GMIB Plus with Annual Reset (2009), your rider will be cancelled if you violate the restrictions. Furthermore, if you have also purchased the ARDBR (2009), it will be cancelled.

•

If you have purchased the GMIB Plus with Annual Reset (2008) and chosen investment restrictions, your rider will be cancelled if you violate the restrictions. Furthermore, if you have also purchased the ARDBR (2008), it will be cancelled.

If one of these riders is terminated, a prorated annual rider charge will apply. Please see “Optional Death Benefit Riders,” “Optional Guaranteed Minimum Income Benefit (GMIB) Riders” for details.

Mixed and Shared Funding

In addition to being offered to VAN, Fund shares are offered to Variable Account L, our separate account for variable life insurance contracts and to other insurance company separate accounts and qualified plans. It is conceivable that in the future it may become disadvantageous for one or more of variable life and variable annuity separate accounts, or separate accounts of other life insurance companies, and qualified plans to invest in Fund shares. Although neither we nor any of the Funds currently foresee any such disadvantage, the Board of Directors or Trustees of each Fund will monitor events to identify any material conflict among different types of owners and to determine if any action should be taken. That could possibly include the withdrawal of VAN’s participation in a Fund. Material conflicts could result from such things as:

•	changes in state insurance law;

Form 6726-NSLAC	20

•	changes in federal income tax law;

•	changes in the investment management of any Fund; or

•	differences in voting instructions given by different types of owners.

Voting Rights

We will vote Fund shares held in VAN at Fund shareholders meetings in accordance with voting instructions received from contract owners. We will determine the number of Fund shares for which you are entitled to give instructions as described below. This determination will be within 90 days before the shareholders meeting. Proxy material and forms for giving voting instructions will be distributed to each owner. We will vote Fund shares held in VAN, for which no timely instructions are received, in proportion to the instructions that we do receive. There is no minimum number of contract owners required to form a quorum. As a result, a small number of contract owners may determine the outcome of a vote submitted to the Fund by VAN.

Until annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing your Contract Value in each Fund by the net asset value of a share of that Fund as of the same date. After annuity payments begin, the number of Fund shares for which you may instruct us is determined by dividing the actuarial liability for your variable annuity by the net asset value of a Fund share as of the same date. Generally, the number of shares tends to decrease as annuity payments progress.

Changes in Your Contract

Changes in Applicable Law

We reserve the right to change your contract without your consent in order to comply with any laws and regulations that apply, including but not limited to, changes in the Internal Revenue Code, Treasury Regulations or in published rulings of the Internal Revenue Service and in Department of Labor regulations.

Any change in your contract must be in writing and made by the President, a Vice President or the Secretary of National Security. We will provide you notice of any contract change and amend this prospectus as applicable.

Risk of Increase in Current Fees and Expenses

Some riders’ fees may be currently charged at less than their maximum amounts. We may increase these expenses up to the maximum amounts. We will provide prior notice of when we will increase fees and amend the prospectus as applicable.

Risk of Contract Termination

Your contract will terminate if your Contract Value is reduced to zero. Your Contract Value can become zero due to the assessment of the Annual Contract Fee after you have taken partial withdrawals and/or due to poor market performance.

Distribution of Variable Annuity Contracts

The variable annuity contracts are sold by our insurance agents who are also registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”), which is under common control with us because The Ohio National Life Insurance Company (a) is the sole owner of ONEQ and (b) as of March 30, 2007, owns over 80% of our outstanding debt. ONEQ is the principal underwriter of the contracts. ONEQ and the broker-dealers are registered under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority. We pay ONEQ up to 5.50% of each purchase payment and ONEQ then pays part of that to the broker-dealers. The amounts may vary by broker-dealer. The broker-dealers pay their registered representatives from their own funds. Purchase payments on which nothing is paid to registered representatives may not be included in amounts on which we pay the sales compensation to ONEQ. If our surrender charge is not sufficient to recover the fee paid to ONEQ, any deficiency will be made up from our general assets. These include, among other things, any profit from the mortality and expense risk charges. ONEQ’s address is One Financial Way, Montgomery, Ohio 45242.

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Deductions and Expenses

Surrender Charge

Surrenders and Partial Withdrawals.

There is no deduction from purchase payments to pay sales expense. We may assess a surrender charge if you surrender the contract or withdraw part of its value. The purpose of this charge is to defray expenses relating to the sale of the contract, including compensation to broker-dealers or other benefits provided under the contract, cost of sales literature and prospectuses, and other expenses related to sales activity. If other fees or charges are being assessed in addition to the surrender charge, we will calculate the surrender charge first. The surrender charge is a percentage of your total purchase payments minus all previous withdrawals. This percentage varies with the number of years from the date the purchase payments were made (starting with the first purchase payment) as follows:

Years	Payment
1st	7%
2nd	7%
3rd	7%
4th	6%
5th and later	0%

During each contract year, you may withdraw not more than 10% of the Contract Value (as of the day of the first withdrawal made during that contract year) without a surrender charge. You may take this 10% annual free withdrawal in up to 12 installments. We do not assess the surrender charge when a beneficiary takes a lump sum distribution after the death of the annuitant. If the annuitant dies before the end of the surrender charge period and the beneficiary chooses any settlement option other than a lump sum distribution or immediate annuitization, we will assess the applicable surrender charge on any withdrawals the beneficiary takes while the contract is in the surrender charge period.

Annuitization.

We do not assess a surrender charge if you annuitize your contract. See “Annuity Period — Annuity Options” later in this prospectus.

Death Benefit.

We do not assess a surrender charge upon any Proceeds paid to a beneficiary upon the death of the annuitant. See “Death Benefit — How will the Proceeds be paid to the beneficiary?” later in this prospectus.

Annual Contract Fee

Each year on the contract anniversary (or when you surrender the contract), we will deduct an annual contract fee of $30 from the Contract Value. This helps to repay us for maintaining the contract for contracts under $50,000. This helps to cover expenses for accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc. The account expense charge is not sufficient to cover these expenses for contracts under $50,000. There is no contract fee for contracts having a value of at least $50,000 at the contract anniversary. There is no charge after annuity payments begin. We guarantee not to increase the annual contract fee.

Deduction for Account Expense Fee

At the end of each valuation period before annuity payments begin we deduct an amount equal to 0.25% on an annual basis of the contract value. This deduction reimburses us for amounts not covered by the annual contract fee. Examples of these are accounting, auditing, legal, contract owner services, reports to regulatory authorities and contract owners, contract issue, etc.

Deduction for Mortality and Expense Risk Fee

We guarantee that, until annuity payments begin, the contract’s value will not be affected by any excess of sales and administrative expenses over the deductions for them. We also guarantee to pay a death benefit if the annuitant dies before annuity payments begin. After annuity payments begin, and except in the instance of the annuitant’s death, we guarantee that variable annuity payments will not be affected by adverse mortality experience or expenses.

Form 6726-NSLAC	22

For assuming these risks, when we determine the accumulation unit values and the annuity unit values for each subaccount, we make a deduction from the applicable investment results equal to 1.30% of the contract value on an annual basis. We may decrease that deduction at any time and we may increase it not more often than annually to not more than 1.30% on an annual basis. We may discontinue this limitation on our right to increase the deduction up to 1.30%. The mortality and expense risk charge is an indivisible whole of the amount currently being deducted. However, we believe that a reasonable allocation would be 0.70% for mortality risk, and 0.60% for expense risk. We hope to realize a profit from this charge. However there will be a loss if the deduction fails to cover the actual risks involved.

Charges for Optional Benefits

There is an additional annual charge if you choose an optional benefit. See the individual discussion of each rider later in this prospectus for details on the riders and the amounts upon which the charges are based. The additional charge is made on each contract anniversary. Not all optional benefits are currently available or are available in all states. We reserve the right to terminate or modify these benefits for new contracts at any time.

If you choose one of the optional death benefit riders described under “Death Benefit,” those annual charges are the following percentages of the optional death benefit amounts:

Annual Stepped-Up Death Benefit	0.25%
5% GMDBR80 Plus (No longer available for purchase.)	0.45%
GMDBR80 Plus (No longer available for purchase.)	0.25%
GMDBR85 Plus (No longer available for purchase.)	0.45%
5% GMDBR85 Plus (No longer available for purchase.)	0.70%
ARDBR (2009) (No longer available for purchase.)	1.40%
(currently 0.85%)	(maximum charge )
ARDBR (2008) at issue ages through 74 (No longer available for purchase.)	1.00%
(currently 0.80%)	(maximum charge )
ARDBR (2008) at issue ages 75 through 78 (No longer available for purchase.)	1.15%
(currently 0.95%)	(maximum charge )
ARDBR (No longer available for purchase.)	0.60%

If you choose the GEB, as described under “Death Benefit,” the annual charge is the following percentage of your Contract Value on the contract anniversary:

GEB at issue ages through 70 (No longer available for purchase.)	0.15%
GEB at issue ages 71 through 75 (No longer available for purchase.)	0.30%
GEB “Plus” at issue ages through 70 (No longer available for purchase.)	0.30%
GEB “Plus” at issue ages 71 through 75 (No longer available for purchase.)	0.60%

If you choose one of the GMIB riders, the annual charge is the following percentage of your guaranteed income base as described under “Optional Guaranteed Minimum Income Benefit (“GMIB”)”:

GMIB Plus with Annual Reset (2009)	1.50%
(currently 0.95%)	(maximum charge )
GMIB Plus with Annual Reset (2008) without investment restrictions (No longer available for purchase.)	1.65%
(currently 1.00%)	(maximum charge )
GMIB Plus with Annual Reset (2008) with investment restrictions (No longer available for purchase.)	1.50%
(currently 0.85%)	(maximum charge )
GMIB Plus with Annual Reset (No longer available for purchase.)	0.65%

If you choose the GPP, the annual charge is the following percentage of your average annual guaranteed principal amount as described under “Optional Guaranteed Principal Protection (“GPP”)”:

Percent of average annual guaranteed principal amount	0.55%

Form 6726-NSLAC	23

Transfer Fee

We may charge a transfer fee of $10 for each transfer of values from one or more subaccounts to other subaccounts. Only one charge is assessed for transfers out of any one subaccount, even if the transfer is to multiple subaccounts. The fee is charged pro rata against the subaccounts from which the transfer is made. We currently do not charge for your first 12 transfers each contract year. Other restrictions may apply to transfers. See “Transfers among Subaccounts” below.

Deduction for State Premium Tax

Depending on your state, a premium tax or some similar charge may be levied based on the amount of your annuity purchase payments. We will deduct from your Contract Value the amount of any applicable premium taxes or similar assessment charged by any state or other governmental entity. While the rates are subject to change, the range for the premium tax is currently between 0.0% and 5.0%. If a charge is assessed, we will deduct that amount from your Contract Value at the time the contract is surrendered, at the time you annuitize, or at such earlier time that we may become subject to the premium tax. We may also deduct the premium tax from any death benefit proceeds.

Fund Expenses

There are deductions from, and expenses paid out of, the assets of the Funds. These are described in the Fund prospectuses. Deductions for fund expense continue after annuity payments begin for the amounts which are allocated to a Fund.

Description of Variable Annuity Contracts

Free Look

You may revoke the contract at any time until the end of 10 days after you receive it (or such longer period as may be required by your state law) and get a refund of the contract value as of the date of cancellation. Certain other rules may apply if this contract is issued as an IRA (such as the amount you are entitled to receive and the period of time in which you have to submit a request for a free look). For more details regarding the rules for IRA contracts, see the IRA Disclosure Statement in the back of this prospectus. In order for your request to cancel to be effective and the contract value calculated, the request must be received by us at our Administrative Office (the address listed on the first page of the prospectus) on any business day before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time). Requests received after the close of the New York Stock Exchange, or received on any day when the New York Stock Exchange is not open will be processed as of the end of the next business day when the New York Stock Exchange is open. To revoke, you must return the contract to us within the free look period. We deem you to receive the contract and the free look period to begin five days after we mail your contract to you.

Accumulation Period

Purchase Payments

The minimum initial purchase payment is $5,000 ($2,000 for IRAs). You may make additional payments of at least $500 at any time ($300 for payroll deduction plans).

For all contracts applied for on or after January 12 2010, we currently limit your total purchase payments to $1,000,000. For those contracts, we reserve the right to limit your total purchase payments to the lesser of the following:

(a)	for any one contract, the lesser of 150% of your initial purchase payment (for example, $7,500 if your initial purchase payment was $5,000) or $1,000,000; and

(b)	for all our variable annuities sold to you, or covering the life of the annuitant, $1,000,000.

We will provide you prior written notice before we enforce the limits in (a) or (b) above.

If you applied for your contract before January 12, 2010, we limit your total purchase payments covering the life of the annuitant to $1,500,000.

If the check for your payment is dishonored, you will be liable to us for any changes in the market value between the date we receive your check and the date we are notified that the payment was dishonored.

Form 6726-NSLAC	24

Accumulation Units

Until the annuity payout date, the Contract Value is measured by accumulation units. As you make each purchase payment, we credit units to the contract (see Crediting Accumulation Units). The number of units remains constant between purchase payments but their dollar value varies with the investment results of each Fund to which payments are allocated.

Crediting Accumulation Units

Your registered representative will send an order or application, together with the first purchase payment, to our administrative office for acceptance. We may enter into arrangements with certain broker-dealers whereby submission of the completed application and first purchase payment to the broker-dealer will be credited and deemed accepted by us on the date received by them. Such arrangements are at our sole discretion and approved by our Board of Directors. Before entering into such arrangements, we first must ensure that the broker-dealer has adequate compliance controls in place to prevent applications received after the cut-off time (usually 4:00 p.m. Eastern time) from being submitted to us for issuance as if received before the cut-off time.

Upon acceptance, we issue a contract and we credit the first purchase payment to the contract in the form of accumulation units. If all information necessary for issuing a contract and processing the purchase payment is complete, we will credit your first purchase payment within two business days after receipt. If we do not receive everything necessary to make the application in good order within five business days, we will return the purchase payment to you immediately unless you specifically consent to having us retain the purchase payment until the necessary information is completed. After that, we will credit the purchase payment within two business days.

Unless otherwise prohibited by law, no contract is effective until the purchase payment is received and the contract is issued during the lifetime of the annuitant. If the annuitant dies before the contract is issued and we are not notified at our administrative office of the annuitant’s death, our sole obligation is to return the Contract Value to you or your estate upon notice and proof of the death of the annuitant.

You must send any additional purchase payments directly to our administrative office. They will then be applied to your contract according to you allocation instructions to provide that number of accumulation units (for each subaccount) determined by dividing the amount of the purchase payment by the unit value next computed after we receive the payment at our administrative office. Except as detailed in the paragraph above, payments received after 4 p.m. (Eastern time) at our administrative office on a valuation period (earlier when the New York Stock Exchange closes early) will be priced at the next calculated unit value.

Allocation of Purchase Payments

You may allocate your Contract Values among up to 18 investment options including the variable subaccounts of VAN and to the Fixed Accumulation Account (if available). We reserve the right to limit your allocation of purchase payments to no more than 10 of the available investment options. We will provide you prior written notice before we will limit you to no more than 10 investment options. The amount you allocate to any Fund or to the Fixed Accumulation Account must equal a whole percent. You may change your allocation of future purchase payments at any time by sending written notice to our administrative office. Changes in allocation of purchase payments are not deemed effective until received by us at our administrative office. You may be subject to restrictions on allocations if you purchase certain optional riders. Please see “Investment Restrictions for Certain Optional Riders” and “Optional Asset Allocation Models” for more information.

Accumulation Unit Value and Accumulation Value

We set the original accumulation unit value of each subaccount of VAN for these contracts at the beginning of the first valuation period for each such subaccount. We determine the unit value for any later valuation period by multiplying the unit value for the immediately preceding valuation period by the net investment factor (described below) for such later valuation period. We determine a contract’s value by multiplying the total number of units (for each subaccount) credited to the contract by the unit value (for such subaccount) for the current valuation period and adding to that any amount in the Fixed Accumulation Account or in a Dollar Cost Averaging Account.

Form 6726-NSLAC	25

Net Investment Factor

The net investment factor measures the investment results of each subaccount. The investment performance and expenses of each Fund, and the deduction of contract charges, affect daily changes in the subaccounts’ accumulation unit values. The net investment factor for each subaccount for any valuation period is determined by dividing (a) by (b), then subtracting (c) from the result, where:

(a)	is:

(1)	the net asset value of the corresponding Fund share at the end of a valuation period, plus

(2)	the per share amount of any dividends or other distributions declared for that Fund if the “ex-dividend” date occurs during the valuation period, plus or minus

(3)	a per share charge or credit for any taxes paid or reserved for the maintenance or operation of that subaccount; (No federal income taxes apply under present law.)

(b)	is the net asset value of the corresponding Fund share at the end of the preceding valuation period; and

(c)	is the deduction for administrative and sales expenses and risk undertakings.

Surrender and Withdrawal

Before annuity payments begin you may surrender (totally withdraw the value of) your contract, or withdraw part of the Contract Value (at least $500). You must make all surrender or withdrawal requests by providing Notice to us. The surrender charge may then apply. That charge is taken from the total amount withdrawn.

Unless you specify otherwise, the withdrawal will be made pro-rata from your values in each Fund. The amount you may withdraw is the Contract Value less any surrender charge and any premium tax charge that may apply. In the case of a surrender, we subtract any contract administration charge. We will pay you within seven days after we receive your request. However, we may defer payment of Fixed Accumulation Account values as described below. Surrenders and withdrawals are limited or not permitted in connection with certain retirement plans. For possible tax consequences of a surrender or withdrawal, see “Federal Tax Status” below.

If you request a surrender or withdrawal which includes Contract Values derived from purchase payments that have not yet cleared the banking system, we may delay mailing the portion relating to such payments until your check has cleared. We require the return of the contract or the execution of an affidavit indicating the contract has been lost in the case of a surrender.

Your right to withdraw may be suspended or the date of payment postponed:

(1)	for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the Commission has restricted trading on the Exchange;

(2)

for any period during which an emergency, as determined by the Commission, exists as a result of which disposal of securities held in a Fund is not reasonably practical, or it is not reasonably practical to determine the value of a Fund’s net assets; or

(3)	such other periods as the Commission may order to protect security holders.

If your Contract Value is reduced to zero, your contract will terminate unless you have purchased a rider that provides for continuation of benefits and you are in compliance with the rider’s terms for continuation. Please see the “No Lapse” provision in the “Optional Guaranteed Minimum Income Benefit (“GMIB”) Plus with Annual Reset Rider” section later in this prospectus for more information.

No Lapse Benefit Under the GMIB Plus with Annual Reset Rider

The GMIB Plus with Annual Reset Rider has a “no lapse” benefit, permitting annuitization of the contract if the Contract Value is reduced to zero ($0) before the 10 year annuitization waiting period ends. Restrictions apply. See the “No Lapse” provision under the “Optional Guaranteed Minimum Income Benefit (“GMIB”) Plus with Annual Reset Rider” section later in this prospectus.

Transfers among Subaccounts

You may transfer Contract Values from one or more Funds to one or more other Funds. You may make transfers at any time before annuity payments begin. The amount of any transfer must be at least $300 (or the entire value of the contract’s interest in a Fund, if less). Not more than 20% of a contract’s Guaranteed Account value (or $1,000, if greater) as of the beginning of a contract year may be transferred to variable Funds during that contract year.

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We may limit the number, frequency, method or amount of transfers. We may limit transfers from any Fund on any one day to 1% of the previous day’s total net assets of that Fund if we or the Fund in our discretion, believe that the Fund might otherwise be damaged. In determining which requests to honor, scheduled transfers (under a DCA program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone, facsimile and other electronic requests in the order received. This policy will be applied uniformly without exception. We will notify you if your requested transfer is not made. Current SEC rules preclude us from processing at a later date those requests that were not honored. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not honored because of these limitations.

Certain third parties may offer you investment management services for your contract. We will honor transfer requests from these third parties only if you give us a written authorization to do so. Fees you pay for such other services are in addition to any contract charges.

We discourage excessive trading and market timing through your contract. Excessive trading into and out of the portfolios can disrupt portfolio investment strategies and increase the portfolios’ operating expenses. In addition, excessive trading lowers overall portfolio performance for long term investors, prevents portfolio managers from taking timely advantage of investment opportunities, and creates liquidity risks for the portfolios. The contract and the underlying portfolios are not designed to accommodate excessive trading practices. We and the portfolios reserve the right, in our sole discretion, to restrict or reject purchase and exchange orders which we believe represent excessive or disruptive trading. Listed below are some, but not necessarily all the steps we may take to discourage excessive trading and market timing.

The first time the contract owner is determined to have traded excessively, we will notify the contract owner in writing that his or her contract will be monitored for additional transactions in excess of the established limits and such subsequent activity may result in suspension of electronic transfer privileges and/or suspension of all transfer privileges. The established limits are determined internally as a protection against frequent trading and are not disclosed in the prospectus or other otherwise made public.

Upon the second instance of excessive trading, the contract owner will be advised that his or her electronic transfer privileges have been suspended and that all transfer requests must be submitted in writing and delivered via U.S. mail.

Upon the third instance of excessive trading, the transfer of Contract Values will only be permitted into the money market portfolio and all other transfer privileges will be suspended. The contract owner will be informed in writing of the denial of future transfer privileges. If a contract owner decides to surrender the contract following suspension of transfer privileges, the contract owner will incur the resulting surrender charge, if any.

We may, in our sole discretion take any contract off of the list of monitored contracts, or restore suspended transfer privileges if we determine that the transactions were inadvertent or were not done with the intent to market time. Otherwise, all of our policies related to excessive trading and market timing as described in this section will be applied to all contract owners uniformly and without exception. Other trading activities may be detrimental to the portfolios. Therefore, we may place a contract on the list of monitored contracts despite the fact the contract owner has not exceeded the established transfer limits. You may be deemed to have traded excessively even if you have not exceeded the number of free transfers permitted by your contract.

Some of the factors we may consider when determining whether or not to place a contract on the list of monitored contracts may include, but not be limited to:

•	The number of transfers made in a defined period;

•	The dollar amount of the transfer;

•	The total assets of the portfolios involved in the transfer;

•	The investment objectives of the particular portfolios involved in your transfers; and/or

•	Whether the transfer appears to be a part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.

Contract owners who have not engaged in market timing or excessive trading may also be prevented from transferring Contract Values if we, or the portfolios, believe that an intermediary associated with the contract owner’s account has otherwise been involved in market timing or excessive trading on behalf of other contract owners. Likewise, contract owners who have not engaged in intentional market timing or engaged in intentional disruptive or excessive trading may have their transfers rejected or their transfer privileges suspended if their trading activity generates an exception report in our transfer monitoring systems.

Contract owners seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there is no guarantee that we or the portfolios will be able to identify such contract owners or curtail their trading practices. Our ability and the ability of the portfolios to detect and curtail excessive trading practices may also be limited

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by operational systems and technology limitations. In addition, because the portfolios receive orders from omnibus accounts, which is common among funds offering portfolios to insurance companies offering variable products, the portfolios may not be able to detect an individual’s excessive trading practices through these omnibus accounts. If we are unable to detect those contract owners engaging in market timing and/or excessive trading, the previously mentioned harm associated with excessive trading (lower portfolio performance, liquidity risks, increased portfolio expenses, etc.) may occur.

We may alter or amend this policy as required to comply with state or federal regulations and such regulations may impose stricter standards than currently adopted by us or the portfolios.

Pursuant to rules adopted by the Securities and Exchange Commission, we are required to enter into agreements with the Funds which require us to provide the Funds, upon their request, with certain information including taxpayer identification numbers of contract owners and the amounts and dates of any purchase, redemption, transfer or exchange requests by contract owners. We are also required to restrict or prohibit further purchases or exchange requests into the Funds by a contract owner upon instruction from the Funds.

Effective Time for Purchase, Transfer or Redemption Orders

Orders to purchase, redeem or transfer units received after the close of the New York Stock Exchange, typically 4:00 p.m. (Eastern time) on a valuation period (earlier on those days when the New York Stock Exchange closes early) will not become effective until the next business day.

However, we may enter into arrangements with certain broker-dealers whereby orders to purchase accumulation units (either through an initial purchase or subsequent purchase payments to an existing contract) will be credited and deemed accepted by us on the date received by them. Such arrangements are at our sole discretion and approved by our Board of Directors. Before entering into such arrangements, we will first ensure that the broker-dealer has adequate compliance controls in place to prevent orders to purchase units received after the cut-off time (usually 4:00 p.m. Eastern time) from being credited as if received before the cut-off time.

Electronic Access

If you give us authorization, your contract and unit values and interest rates can be checked by telephoning us at1-877-446-6020, or by accessing our web site at www.nslac.com. You may also request transfers or make allocation changes on our web site. You may only make one electronic, facsimile or telephone (collectively, “electronic”) transfer request per day.

We will honor pre-authorized electronic transfer instructions from anyone who provides the personal identifying information requested. We will not honor electronic transfer requests after we receive notice of your death. For added security, we send the contract owner a written confirmation of all electronic transfers on the next business day. However, if we cannot complete a transfer as requested, our customer service representative will contact the owner in writing sent within 48 hours of the electronic request. You may think that you have limited this access to yourself, or to yourself and your representative. However, anyone giving us the necessary identifying information can use electronic access once you authorize it.

Please note that telephone and/or other means of electronic communication may not always be available. Any telephone or electronic device, whether it is yours, your service provider’s, your agent’s or ours can experience inaccessibility, power outages or slowdowns for a variety of reasons. These periods of inaccessibility may delay or prevent our receipt and processing of your requests. Although we have taken precautions and have emergency contingency plans to limit these problems, we cannot promise complete reliability under all circumstances. If you experience such problems, you should make your transfer request by writing to our administrative office.

We reserve the right to limit or restrict electronic access in any form at any time as to any contract owner.

Scheduled Transfers (Dollar Cost Averaging)

We administer a Dollar Cost Averaging (“DCA”) program enabling you to preauthorize automatic monthly or quarterly transfers of a specified dollar amount from the Fixed Accumulation Account or the Funds to any of the other subaccounts. There is no charge for participating in a DCA program. Each transfer under the DCA program must be at least $300. For a DCA program from a Fund, at least 12 transfers must be scheduled. For a DCA program from the Fixed Accumulation Account, at least three transfers must be scheduled. The DCA program is only available to contracts having a total accumulation value of at least $3,600. No transfer fees will be incurred for DCA transfers and they do not count against the 12 free transfers allowed each contract year. Unless you are in an Asset Allocation Model or unless other investment restrictions are applicable, a DCA program may be made with transfers from Funds or the Money Market Portfolio to any other Funds at any time during the contract.

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A DCA program with transfers from the Fixed Accumulation Account to any other Funds may be made if the DCA program is established at the time the contract is issued, and the DCA program is scheduled to begin within 6 months of the time you make purchase payments from which DCA transfers will be made. A DCA program from the Fixed Accumulation Account may not exceed 2 years.

DCA generally has the effect of reducing the risk of purchasing at the top of a market cycle by reducing the average cost of indirectly purchasing Fund shares through the subaccounts to less than the average price of the shares on the same purchase dates. DCA transfers from the Fixed Accumulation Account or from a Fund with a stabilized net asset value, such as the Money Market Portfolio, will generally reduce the average total cost of indirectly purchasing Fund shares because greater numbers of shares will be purchased when the share prices are lower than when prices are higher. However, DCA does not assure you of a profit, nor does it protect against losses in a declining market. In addition, in a rising market, DCA will produce a lower rate of return than will a single up-front investment.

The DCA program may be discontinued at any time by you as long as we receive notice of the cancellation at least 7 business days before the next scheduled transfers. We reserve the right to not offer the DCA program to new contracts in the future. Upon prior written notice, we may discontinue providing the DCA program to existing contracts that are not currently enrolled in a DCA program.

Enhanced DCA Account. We currently offer the Enhanced DCA program for initial purchase payments (or additional purchase payments of $3,600 or greater) which are allocated to the Enhanced DCA account that provides a fixed interest rate that is higher than the guaranteed minimum interest rate for the Fixed Accumulation Account. The Enhanced DCA account is a subset of our general account. The Enhanced DCA program is the same as the DCA program except as described in this section. The Enhanced DCA program requires the purchase payment be fully transferred from the account within specified periods of time. Each DCA transfer must be at least $300. An Enhanced DCA program can be discontinued at any time by you as long as we receive notice of the cancellation at least 7 business days before the next scheduled transfer. Terminating this program will result in all remaining funds transferred to the subaccounts of your choice or to the Fixed Accumulation Account. We reserve the right to not offer the Enhanced DCA program to new contracts in the future. Upon prior written notice, we may discontinue providing the Enhanced DCA program for additional purchase payments.

Portfolio Rebalancing

You may have us automatically transfer amounts on a quarterly, semi-annual or annual basis to maintain a specified percentage (whole percentages only) of Contract Value in each of two or more designated Funds. The purpose of a portfolio rebalancing strategy is to maintain, over time, your desired allocation percentage in the designated Funds having differing investment performance. Portfolio rebalancing will not necessarily enhance future performance or protect against future losses.

There is no charge for participating in portfolio rebalancing, and the transfer charge does not apply to portfolio rebalancing transactions. These transactions do not count against the 12 free transfers you are allowed each contract year. You may not have portfolio rebalancing for any Funds that are part of a DCA program.

Nursing Facility Confinement

We will not assess a surrender charge if you are confined to a state licensed or legally operated in-patient nursing home facility for at least 30 consecutive days. This waiver of the surrender charge may not be available in all states. It only applies when:

•	the confinement begins after the first contract anniversary and before annuity payments begin;

•	the contract was issued before your 80th birthday; and

•	we receive the request for withdrawal, together with proof of the confinement, at our home office while you are confined or within 90 days after discharge from the facility.

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Death Benefit

Basic Death Benefit

What does the beneficiary receive upon death of the annuitant before the annuity payout date?

If the annuitant dies before the annuity payout date, your contract provides for the beneficiary to receive Proceeds from the contract. The Proceeds equal (i) the Contract Value and (ii) any Death Benefit Adjustment, on the calculation date as described below.

What is the amount of the Death Benefit Adjustment?

The Death Benefit Adjustment is equal to the difference, if any, between the highest guaranteed death benefit amount and the Contract Value as of the calculation date as described below. The Death Benefit is used solely to calculate the Death Benefit Adjustment and is not an amount paid to the beneficiary.

The Death Benefit is the greatest of: (i) the total Contract Value or (ii) net purchase payments less pro-rata withdrawals, unless one of the riders added to your contract provides for a higher death benefit.

For purposes of the paragraphs above, “net purchase payments” means your total purchase payments less an amount for any applicable premium tax or similar state or local tax. “Pro rata withdrawals” mean an adjustment for any amounts you have withdrawn from the contract based on the percentage reduction to the total Contract Value which resulted from the withdrawal.

If the Contract Value is greater than the Death Benefit on the calculation date as described below, then there is no Death Benefit Adjustment that will be added to the Proceeds. If the Contract Value is less than the Death Benefit on the calculation date as described below, then there is a Death Benefit Adjustment that will be added to the Proceeds. See the examples below.

When are Contract Value and Death Benefit Adjustment calculated for purposes of this section?

The Contract Value is calculated as of the date that we receive proof of the annuitant’s death and satisfactory instruction from the beneficiary for the disposition of the contract.

The Death Benefit Adjustment is calculated as of the date of death.

Examples of Death Benefit Adjustment calculation:

If the Contract Value on date of the Death Benefit Adjustment calculation is $100,000 and the Death Benefit is $85,000, then there is no Death Benefit Adjustment.

If the Contract Value on date of the Death Benefit Adjustment calculation is $85,000 and the Death Benefit is $100,000, then the Death Benefit Adjustment is $15,000 ($100,000 Death Benefit minus $85,000 Contract Value). $15,000 is added to the Money Market Portfolio until satisfactory instructions are received from the beneficiary as to settlement of the contract or the beneficiary gives us different investment instructions. If the Contract Value is $60,000 when we receive satisfactory instructions to settle the contract, then the beneficiary will receive $75,000 ($15,000 + $60,000). If the Contract Value is $120,000 when we receive satisfactory instructions, then the beneficiary will receive $135,000 ($15,000 + $120,000).

Where are the Proceeds invested before being paid out to a beneficiary?

From the date of the annuitant’s death until the Proceeds are paid to the beneficiary, unless the beneficiary elects to change the subaccount allocations, the Contract Value will remain invested in the subaccounts selected by the owner. If we have not yet received the required documents necessary to pay the Proceeds to the beneficiary, the amount equal to the Death Benefit Adjustment is added to the contract in the Money Market Portfolio.

What are the consequences of any change in the Contract Value after the Death Benefit Adjustment is calculated?

Any change in the Contract Value, including, but not limited to market fluctuation, after the effective date of the Death Benefit Adjustment, and before we distribute the contract Proceeds, will affect the amount to be paid to the beneficiary. If the Contract Value increases or decreases, the amount of the Proceeds will be correspondingly increased or decreased. As such, the actual amount paid upon disposition of the contract may be more or less than the highest Death Benefit provided under your contract or optional riders.

How will the Proceeds be paid to the beneficiary?

The Proceeds will be paid to the beneficiary in a single sum unless you or the beneficiary(ies) elect settlement under one or more settlement options. If there are multiple beneficiaries and the owner has not selected a settlement option, all the beneficiaries must agree on a settlement option or the payout value will be paid in lump sums to all of them

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proportionally. We must receive all required documentation or forms (for example, the claim form and certified death certificate) from all beneficiaries before the Proceeds will be distributed. (Please contact us at 1-877-446-6020 for more information about the documentation and forms we require.) If we are unable to locate one of the beneficiaries, we will provide 30 days written notice to their last known address stating that the Proceeds will be equally distributed to the other beneficiaries. We do not assess a surrender charge on any Proceeds paid to a beneficiary. A spouse who elects to continue the contract will not be assessed a surrender charge on the Proceeds, but will be assessed a surrender charge in accordance with the “Surrender Charge” provision of this prospectus on any additional purchase payments that the spouse makes to the contract.

Unless otherwise designated by the contract owner before the date of annuitant’s death, the beneficiary may elect one of the following settlement options:

(1)

Five Year Continuance — Beneficiary may elect to receive the Proceeds over a period of five years or less from the date of the annuitant’s death. All Proceeds must be liquidated within the five year period that begins on the date of the annuitant’s death.

(2)

Beneficiary Stretch — Beneficiary may elect to receive the Proceeds in the form of required minimum distributions each year. This option must be elected within twelve months from the date of the annuitant’s death. The amounts of the annual minimum distributions must comply with applicable federal tax regulations and withdrawals of lesser or greater amounts may subject you to adverse tax consequences. Please consult your tax advisor for advice on how the Beneficiary Stretch option would affect you.

(3)	Immediate Annuitization — Beneficiary may elect to annuitize the annuity but must do so within twelve months from the date of the annuitant’s death.

(4)	Lump Sum Distribution — Beneficiary may elect a lump sum distribution.

If the sole, primary beneficiary is the surviving spouse of the owner and annuitant and there is either no surviving owner or the surviving spouse is also the sole surviving owner, the spouse may continue the contract as the owner and annuitant, or choose one of the settlement options listed above.

Not all of the settlement options may be available if the beneficiary is not a natural person.

Other considerations:

We may require any designated beneficiary have an insurable interest in the life of the annuitant. We will notify you when we issue the contract or when you request a beneficiary change if we are unable to accept your designated beneficiary.

Any guarantees under the contract or death benefit riders that exceed the value of your interest in the separate account VAN are paid from our general account (not the VAN). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAN are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

Optional Death Benefit Riders

Annual Stepped-Up Death Benefit.

In those states where permitted, we may offer an optional annual stepped-up death benefit at the time the contract is issued. With that option, the Death Benefit on the first contract anniversary will be the greater of (a) the Contract Value then or (b) net purchase payments less pro-rata withdrawals made on or before that date. On each contract anniversary after that (until the annuitant attains age 86), the death benefit will be reset to the greater of (a) the Contract Value on that anniversary date or (b) the death benefit as of the last preceding anniversary adjusted for any purchase payments or withdrawals. The stepped-up death benefit amount is increased by purchase payments and decreased by pro-rata withdrawals made during the period between contract anniversaries. There is an annual rider charge of 0.25% of the optional death benefit amount. You cannot purchase the annual stepped-up death benefit once the annuitant is 76 years old.

GMDBR80 Plus/GMDBR85 Plus.

In those states where permitted, in the past we may have offered the GMDBR80 Plus or GMDBR85 Plus at the time the contract was issued. You could not purchase either of these riders once the annuitant was 76 years old.

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With the GMDBR80 Plus and GMDBR85 Plus, the death benefit is the greater of (a) the Contract Value as of the effective date of the death benefit adjustment or (b) the GMDB amount. The initial GMDB amount is total net purchase payments made when you purchase the contract and within the first three months after the contract is issued. The GMDB amount is adjusted for withdrawals from the contract as described below and is increased by (i) additional purchase payments and (ii) an increase for each valuation period, until the annuitant attains age 80 (or age 85 for GMDBR85 Plus), at an effective annual rate of 6% for values in variable portfolios (other than the Money Market Portfolio) or in one of the Asset Allocation Models. Values in the Money Market Portfolio or the Fixed Accumulation Account which are not in one of the Asset Allocation Models will accumulate at the lesser of 6% or the rate being credited to the Money Market Portfolio or the Fixed Accumulation Account on those days in which the values are so allocated. During the free look period, a different rate may apply in certain states. The total death benefit amount with GMDBR80 Plus shall not exceed two times your total net purchase payments, adjusted for withdrawals. There is no maximum benefit amount for the GMDBR85 Plus.

Any withdrawals in a contract year equal to or less than 6% of the GMDB amount as of the beginning of that year will reduce the GMDB amount and the maximum death benefit amount by the amount of such withdrawals. Any withdrawals in a contract year in excess of 6% of the GMDB amount as of the beginning of that year will reduce the GMDB and maximum death benefit amounts pro rata. In other words, under the pro rata adjustment, the guaranteed minimum death benefit amount and the maximum death benefit amount will both be reduced by the same percentage that the Contract Value was reduced because of the withdrawal in excess of 6%. There is an additional annual charge for this option of 0.25% of the GMDBR80 Plus amount, or 0.45% for the GMDBR85 Plus amount.

The only differences between the GMDBR80 Plus and GMDBR85 Plus are that the GMDBR85 Plus accumulation period goes to 85 instead of 80, the cost is 0.45% instead of 0.25% and there is no maximum benefit for the GMDBR85 Plus.

5% GMDBR80 Plus/GMDBR85 Plus.

In those states where permitted, we may offer the 5% GMDBR80 Plus at the time the contract is issued. In the past, we offered the 5% GMDBR85 Plus. You cannot purchase either of these riders once the annuitant is 76 years old.

With the 5% GMDBR80 Plus and the 5% GMDBR85 Plus, the death benefit is the greater of (a) the Contract Value as of the effective date of the Death Benefit Adjustment or (b) the GMDB amount. The initial GMDB amount is total net purchase payments made when you purchase the contract and within the first three months after the contract is issued. The GMDB amount is adjusted for withdrawals from the contract as described below and is increased by (i) additional purchase payments and (ii) an increase for each valuation period, until the annuitant attains age 80 (or age 85 for 5% GMDBR85 Plus), at an effective annual rate of 5% for values in variable portfolios (other than the Money Market Portfolio) or in one of the Asset Allocation Models. Values in the Money Market Portfolio or the Fixed Accumulation Account which are not in one of the Asset Allocation Models will accumulate at the lesser of 5% or the rate being credited to the Money Market Portfolio or the Fixed Accumulation Account on those days in which the values are so allocated. During the free look period, a different rate may apply in certain states. The total death benefit amount with 5% GMDBR80 Plus shall not exceed two times your total net purchase payments, adjusted for withdrawals. There is no maximum benefit amount for the 5% GMDBR85 Plus.

Any withdrawals in a contract year equal to or less than 5% of the GMDB amount as of the beginning of that year will reduce the GMDB amount and the maximum death benefit amount by the amount of such withdrawals. Any withdrawals in a contract year in excess of 5% of the GMDB amount as of the beginning of that year will reduce the GMDB and maximum death benefit amounts pro rata. In other words, under the pro rata adjustment, the guaranteed minimum death benefit amount and the maximum death benefit amount will both be reduced by the same percentage that the Contract Value was reduced because of the withdrawal in excess of 5%. There is an additional annual charge for this option of 0.45% of the 5% GMDBR80 Plus amount or 0.70% for the 5% GMDBR85 Plus amount.

The only differences between the 5% GMDBR80 Plus and 5% GMDBR85 Plus are that the 5% GMDBR85 Plus accumulation period goes to 85 instead of 80, the cost is 0.70% instead of 0.45% and there is no maximum benefit for the 5% GMDBR85 Plus.

Annual Reset Death Benefit Rider.

The following describes the optional Annual Reset Death Benefit riders (“ARDBR”) that we offered in the past. Not all of the riders may have been available in all states. You may only have one of the ARDBR riders on your contract. The ARDBR riders we have offered in the past are referred to as the “ARDBR (2009),” “ARDBR (2008),” and “ARDBR”. Generally, the ARDBR riders provide a death benefit equal to the greater of the “earnings base” or the “step-up base” as described below. The ARDBR riders allow you to reset the earnings base each contract year.

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ARDBR (2009)

In those states where permitted, we offered the ARBDR (2009) at the time the contract was issued. This rider was available only when purchased in conjunction with the GMIB Plus with Annual Reset (2009) rider described later in this prospectus. If the ARDBR (2009) was available, you could not purchase the ARDBR (2008) or ARDBR. You could not purchase the ARDBR (2009) before the annuitant was 45 years old or once the annuitant was 76 years old. With this optional rider, the death benefit is the greater of (a) the Contract Value as of the effective date of the death benefit adjustment or (b) the GMDB amount. The GMDB amount with the ARDBR (2009) is the greater of the (a) “earnings base” or (b) “step-up base.”

Earnings Base The initial earnings base is equal to total net purchase payments made when you purchase the contract and within the first three months after the contract is issued. The earnings base is adjusted for withdrawals and is increased by (i) additional purchase payments and (ii) an increase for each valuation period, until the first contract anniversary after the annuitant’s 85th birthday, at an annual effective rate equal to the guaranteed earnings rate for values in variable portfolios or in one of the Asset Allocation Models. However, Contract Values allocated to the Fixed Accumulation Account will accumulate at the lesser of the guaranteed earnings rate or the rate of return being earned in that account. The guaranteed earnings rate for ARDBR (2009) is 5%.

The earnings base is decreased by withdrawals. Beginning 30 days after the rider is issued, any withdrawals you take during a contract year less than or equal to the ARDBR withdrawal amount will reduce the earnings base by the amount of such withdrawals, in other words dollar for dollar. The ARDBR withdrawal amount is determined by multiplying the ARDBR withdrawal percentage by the earnings base as of the beginning of the contract year. The ARDBR withdrawal percentage for ARDBR (2009) is 5%. For example, if the earnings base as of the beginning of the contract year is $100,000, withdrawals of $5,000 or less in that contract year will reduce the earnings base dollar for dollar. Beginning with the contract anniversary after the annuitant reaches age 85, withdrawals you make during a contract year equal to or less than ARDBR withdrawal amount will not reduce the earnings base.

If you take withdrawals before the end of the year, there is a risk that the amount of your earnings base at the beginning of the next contract year will be less than the earnings base at the beginning of the current contract year, which would then reduce the amount that you can withdraw on a dollar for dollar basis in the next contract year. However, if you set up a systematic withdrawal program on a monthly, quarterly or semi-annual basis, we will adjust the earnings base at the beginning of the next contract year so that it equals the earnings base at the beginning of the current contract year as long as (a) you have not made any withdrawals before the earlier of (i) 31 days after the rider was issued, or (ii) the end of the first such periodic payment period, and (b) you have no amounts allocated to the Fixed Accumulation Account.

Any withdrawals you take in the first 30 days after the rider is issued and any withdrawals in excess of the ARDBR withdrawal amount will reduce the earnings base pro rata. Under a pro rata reduction, the earnings base will be reduced by the same percentage the withdrawal in excess of the ARDBR withdrawal amount reduces your Contract Value. If your Contract Value is lower than your earnings base, a pro rata reduction will reduce your earnings base by a greater amount than a dollar for dollar reduction would. For example, assume you have already withdrawn your ARDBR withdrawal amount. If your Contract Value is $100,000, your earnings base is $110,000 and you withdraw another $1,000, your earnings base will be reduced to $108,900, i.e. $110,000 – ([$1,000/$100,000] x $110,000). If your Contract Value is higher than your earnings base, a pro rata reduction will reduce your earnings base less than a dollar for dollar reduction would. For example, assume you have already withdrawn your ARDBR withdrawal amount. If your Contract Value is $110,000, your earnings base is $100,000 and you withdraw another $1,000, your earnings base will be reduced to $99,090, i.e. $100,000 – ([$1,000/$110,000] x $100,000).

The earnings base shall not exceed 15 times your total net purchase payments, minus amounts for any withdrawals from your contract. This means that, unless the step-up base is higher, the total death benefit amount with this rider will not exceed 15 times your total net purchase payments. Any withdrawals you take during a contract year less than or equal to the ARDBR withdrawal amount will reduce the maximum earnings base by the amount of such withdrawals, in other words dollar for dollar. Any withdrawals in excess of the ARDBR withdrawal amount will reduce the maximum earnings base pro rata.

Step-Up Base. At contract issue, the step-up base equals net purchase payments. On each contract anniversary, the step-up base will increase, until the anniversary following the annuitant’s 85th birthday, to the Contract Value if greater than the prior step-up base. The step-up base is increased by the amount of each subsequent net purchase payment at the time of payment. All withdrawals are taken from the step-up base on a pro rata basis. That means the step-up base will be reduced by the same percentage the withdrawal reduces your Contract Value.

Resets. On any contract anniversary, you may elect to reset the ARDBR (2009) by resetting the GMIB Plus with Annual Reset (2009) rider described later in this prospectus. On reset, the ARDBR (2009) earnings base and the GMIB Plus with Annual Reset (2009) rider guaranteed earnings income base will both be reset to the then-current Contract Value. Therefore, if you reset to a higher base, your death benefit under the ARDBR (2009) and income benefit under the GMIB Plus with Annual Reset (2009) rider will increase. If you reset, the ARDBR maximum earnings base will be reset to 15 times the then-current Contract Value. Because you may only reset the ARDBR (2009) by resetting the GMIB Plus

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with Annual Reset (2009) and because you may decline an increase in charge for the GMIB Plus with Annual Reset (2009) by refusing such reset, please note that if you decline a charge increase with the GMIB Plus with Annual Reset (2009) rider by refusing the reset of the guaranteed earnings income base, you will not be able to reset the ARDBR (2009).

Charge. There is an additional annual charge for the ARDBR (2009) of 0.85% of your death benefit amount. We may increase the charge for this rider on any reset. The new charge will be no higher than the then current charge for new issues of the ARDBR (2009), which we guarantee will not exceed 1.40%. The ARDBR (2009) is available only when purchased in conjunction with the GMIB Plus with Annual Reset (2009).

Termination. Since you may only have the ARDBR (2009) if you have the GMIB Plus with Annual Reset (2009) rider, any termination of the GMIB Plus with Annual Reset (2009) rider will automatically terminate the ARDBR (2009) as well. If you have purchased the ARDBR (2009) and violate the investment restrictions of the GMIB Plus with Annual Reset (2009), both the GMIB Plus with Annual Reset (2009) rider and the ARDBR (2009) will be cancelled.

You may cancel the ARDBR (2009) as of any contract anniversary by providing Notice to us prior to or within 15 days of that anniversary. If you choose to terminate the rider by providing Notice to us prior to the contract anniversary, a full annual rider charge will be assessed without being prorated to the date of termination.

ARDBR (2008)

In those states where permitted and where the ARDBR (2009) was not available we offered the ARDBR (2008) at the time the contract was issued. This rider is available only when purchased in conjunction with the GMIB Plus with Annual Reset (2008) rider described later in this prospectus. You could not purchase the ARDBR (2008) once the annuitant was 79 years old. With this optional rider, the death benefit is the greater of (a) the Contract Value as of the effective date of the death benefit adjustment or (b) the GMDB amount. The GMDB amount with the ARDBR (2008) is the greater of the (i) “earnings base” or (ii) the “step-up base”.

Earnings Base. The earnings base is equal to total net purchase payments made when you purchase the contract and within the first three months after the contract is issued adjusted by withdrawals plus an increase for each valuation period, until the first contract anniversary after the annuitant’s 85th birthday, at an annual effective rate of 6% for values in variable portfolios (other than the Money Market Portfolio) or in one of the Asset Allocation Models. However, Contract Values allocated in the Money Market Portfolio or the Fixed Accumulation Account which are not in one of the Asset Allocation Models will accumulate at the lesser of 6% or the rate of return being earned in those accounts.

The earnings base is decreased by withdrawals. Any withdrawals during a contract year less than or equal to 6% of the earnings base as of the beginning of the contract year will reduce the earnings base by the amount of such withdrawals, in other words dollar for dollar. Any withdrawals in excess of 6% of the earnings base at the beginning of the contract year will reduce the earnings base pro rata. Under a pro rata reduction, the earnings base will decrease by the same percentage reduction of the Contract Value that resulted from the withdrawal. Beginning with the contract anniversary after the annuitant reaches age 85, withdrawals you make during a contract year equal to or less than 6% of the earnings base will not reduce the earnings base.

Step-Up Base. At contract issue, the step-up base equals net purchase payments less pro rata withdrawals. On each contract anniversary, the step-up base will increase, until the anniversary following the annuitant’s 85th birthday, to the Contract Value if greater than the prior step-up base. The step-up base is increased by the amount of each subsequent net purchase payment at the time of payment. All withdrawals are taken from the step-up base on a pro rata basis.

Resets. On any contract anniversary, you may elect to reset the ARDBR (2008) by resetting the GMIB Plus with Annual Reset (2008) rider described later in this prospectus. On reset, the ARDBR (2008) earnings base and the GMIB Plus with Annual Reset (2008) rider guaranteed earnings income base will both equal the then-current Contract Value. Therefore, if you reset to a higher base, your death benefit under the ARDBR (2008) and income benefit under the GMIB Plus with Annual Reset (2008) rider will increase. Please note that if you decline a charge increase with the GMIB Plus with Annual Reset (2008) rider by refusing a reset of the guaranteed earnings income base, you will not be able to reset the ARDBR (2008).

Charge. There is an additional annual charge for the ARDBR (2008) of 0.80% of your death benefit amount (0.95% for issue ages 75 to 78). We may increase the charge for this rider on any reset once the surrender charge period for your contract ends. The new charge will be no higher than the then current charge for new issues of the ARDBR (2008), which we guarantee will not exceed 1.00% (1.15% for issue ages 75 to 78).

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Termination. Since you may only have the ARDBR (2008) if you have the GMIB Plus with Annual Reset (2008) rider, any termination of the GMIB Plus with Annual Reset (2008) rider will automatically terminate the ARDBR (2008) as well. If you have purchased the ARDBR (2008), have chosen to abide by the investment restrictions with the GMIB Plus with Annual Reset (2008) rider and subsequently violate the investment restrictions, both the GMIB Plus with Annual Reset (2008) rider and the ARDBR (2008) will be cancelled.

You may cancel the ARDBR (2008) as of any contract anniversary by providing Notice to us prior to or within 15 days of that anniversary. If you choose to terminate the rider by providing Notice to us prior to the contract anniversary, a full annual rider charge will be assessed without being prorated to the date of termination.

ARDBR

In those states where the ARDBR (2008) or ARDBR (2009) was not available, we offered an earlier version of the ARDBR. The ARDBR is identical to the ARDBR (2008) except as described below:

(1)	You could not purchase the ARDBR once the annuitant was 75 years old.

(2)

The earnings base stops accumulating once the annuitant reaches age 85 or the 10th anniversary of the last reset date, if later. Beginning at that time, any withdrawals you make will reduce the earnings base pro-rata.

(3)	The annual charge for ARDBR is 0.60% of your death benefit amount.

(4)	You could only purchase ARDBR in conjunction with GMIB Plus with Annual Reset.

Gain Enhancement Benefit.

In those states where permitted, we may offer Gain Enhancement Benefit (“GEB”) riders at the time the contract is issued. You cannot purchase these riders once the annuitant is 76 years old. This benefit will never exceed $1,000,000. With the GEB option, the following amount will be added to any other amount payable upon the annuitant’s death:

•	25% of the lesser of (a) two times net purchase payments less pro rata withdrawals or (b) the total Contract Value on the date of death minus net purchase payments less pro rata withdrawals; or

•

40% of the lesser of (a) two and a half times net purchase payments less pro rata withdrawals, or (b) the total Contract Value on the date of death minus net purchase payments less pro rata withdrawals. This is the GEB “Plus.”

For the regular GEB option, there is an additional annual charge of 0.15% of the Contract Value (or 0.30% if the annuitant is age 71 to 75 when your contract is issued). If you choose the GEB “Plus,” the charge is 0.30% of the Contract Value (or 0.60% for issue ages 71 to 75). After the contract has been in effect for 6 months, any purchase payments made within 6 months before the date of death will not be included for calculating the amount of this benefit. You may choose GEB in addition to one of the other death benefit options. If you choose GEB, you cannot later discontinue it. That means even if the GEB will be of no further benefit to you, you will continue to be charged for it.

Summary.

The following is a summary of the currently available optional death benefit riders. For complete details on the riders, see the individual descriptions above.

Optional Rider	Features	Who may want to consider the Rider	Charge
Annual Stepped-Up Death Benefit

•      Guarantees that the death benefit will be the greater of total purchase payments or the highest contract anniversary value.

•      Increases the death benefit to the contract value, adjusted for subsequent purchase payments and withdrawals.

•      Stops accumulating at contract anniversary after annuitant’s 85th birthday.

•      Cannot purchase once the annuitant is 76.

		Those who wish to protect their death benefit from market downturns by locking in gains on every contract anniversary.	0.25% (maximum and current)

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Annuity Period

Annuity Payout Date

Annuity payments begin on the annuity payout date. You may select this date when the contract is issued. It must be at least 30 days after the contract date. You may change it from time to time so long as it is the first day of any month at least 30 days after the date of such change. The contract restricts the annuity payout date to not later than the first of the month following the annuitant’s 90th birthday. This restriction may be modified by applicable state law, or we may agree to waive it or to allow the annuitant to defer receiving annuity payments.

The contracts include our guarantee that we will pay annuity payments for the lifetime of the annuitant (and any joint annuitant) in accordance with the contract’s annuity rates, no matter how long you live.

Once annuity payments begin, you may not surrender the contract for cash except that, upon the death of the annuitant, the beneficiary may surrender the contract for the commuted value of any remaining period-certain payments.

Annuity Options

You may elect one or more of the following annuity options. You may change the election anytime before the annuity payout date. The variable part of the Contract Value will be used to provide a variable annuity and the fixed portion of the contract will be used to provide a fixed annuity, unless you elect otherwise.

Option 1(a):	Life Annuity with installment payments for the lifetime of the annuitant. (The contract has no more value after the annuitant’s death). Under this annuity option, it is possible to receive only one annuity payment.

Option 1(b):	Life Annuity with installment payments guaranteed for five years and then continuing during the remaining lifetime of the annuitant.

Option 1(c):	Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant.

Option 1(d):	Installment Refund Life Annuity with payments guaranteed for a period certain and then continuing during the remaining lifetime of the annuitant. The number of period-certain payments is equal to the amount applied under this option divided by the amount of the first payment.

Option 2(a):	Joint & Survivor Life Annuity with installment payments during the lifetime of the annuitant and then continuing during the lifetime of a contingent annuitant. (The contract has no more value after the second annuitant’s death.) Under this annuity option, it is possible to receive only one annuity payment.

Option 2(b):	Joint & Survivor Life Annuity with installment payments guaranteed for ten years and then continuing during the remaining lifetime of the annuitant or a contingent annuitant.

We may agree to other settlement options.

Unless you direct otherwise, we will apply the Contract Value as of the annuity payout date to provide annuity payments pro-rata from each Fund in the same proportion as the Contract Values immediately before the annuity payout date.

If no election is in effect on the annuity payout date, we will apply Contract Value under Option 1(c) with the beneficiary as payee for any remaining period-certain installments payable after the death of the annuitant. The Pension Reform Act of 1974 might require certain contracts to provide a Joint and Survivor Annuity. If the contingent annuitant is not related to the annuitant, Options 2(a) and 2(b) are available only if we agree.

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Determination of Amount of the First Variable Annuity Payment

To determine the first variable annuity payment we apply the Contract Value for each Fund in accordance with the contract’s settlement option tables. We divide the account value by $1,000 and then multiply the result by the applicable factor in the contract’s settlement option tables. The rates in those tables depend upon the annuitant’s (and any contingent annuitant’s) age and sex and the option selected. The annuitant’s sex is not a factor in contracts issued to plans sponsored by employers subject to Title VII of the Civil Rights Act of 1964 or similar state statutes. We determine the value to be applied at the end of a valuation period (selected by us and uniformly applied) not more than 10 valuation periods before the annuity payout date.

If the amount that would be applied under an option is less than $5,000 ($2,000 in New York), we will pay the Contract Value to the annuitant in a single sum. If the first periodic payment under any option would be less than $25 ($20 in New York), we may change the frequency of payments so that the first payment is at least $25 ($20 in New York).

Annuity Units and Variable Payments

After your first annuity payment, later variable annuity payments will vary to reflect the investment performance of your Funds. The amount of each payment depends on the number of your annuity units. To determine the number of annuity units for each Fund, divide the dollar amount of the first annuity payment from each Fund by the value of that Fund’s annuity unit. This number of annuity units remains constant during the annuity payment period unless you transfer among Funds.

We set the annuity unit value for each Fund for the valuation period when the first variable annuity was calculated for these contracts. The annuity unit value for each later valuation period equals the annuity unit value for the immediately preceding valuation period multiplied by the net investment factor for such later valuation period and by a factor (0.999919 for a one-day valuation period) to neutralize the 3% assumed interest rate discussed below.

The dollar amount of each later variable annuity payment equals your constant number of annuity units for each Fund multiplied by the value of the annuity unit for the valuation period.

The annuity rate tables contained in the contracts are based on the 2000 Mortality Table Projected to 2010 under Scale G (which is a method of projecting individual annuity valuation mortality tables based on industry best practices) with compound interest at the effective rate of 3% per year. A higher interest assumption would mean a higher initial annuity payment but a more slowly rising series of subsequent annuity payments if annuity unit values were increasing (or a more rapidly falling series of subsequent annuity payments if annuity unit values were decreasing). A lower interest assumption would have the opposite effect. If the actual net investment rate were equal to the assumed interest rate, annuity payments would stay level.

Transfers During Annuity Payout

After annuity payments have been made for at least 12 months, the annuitant can, once each calendar quarter, change the Funds on which variable annuity payments are based. There is no transfer fee during annuity payout. Transfers may not be made between guaranteed and variable accounts during annuity payout. You may change the underlying Funds by providing Notice to us in writing at our administrative Office. Upon receipt of your request, we will change that portion of the periodic variable annuity payment as you direct to reflect the investment results of different Funds. To do this, we convert the number of annuity units being changed to the number of annuity units of the Funds to which you are changing. If an annuity payment is already in process at the time we receive your request to change the Fund allocations, the change will not be reflected in your next annuity payment. It will be reflected in the payment received thereafter.

Optional Living Benefit Riders

Optional Guaranteed Minimum Income Benefit (“GMIB”) Riders

This section describes the optional Guaranteed Minimum Income Benefit (“GMIB”) riders that we may offer or may have offered in the past. Not all of the riders may be or may have been available in all states. You may only have one of the GMIB riders on your contract. Except as described below, if you choose a GMIB rider, you cannot later discontinue it. The GMIB riders we offered in the past are the GMIB Plus with Annual Reset (2009), GMIB Plus with Annual Reset (2008) and GMIB Plus with Annual Reset. The GMIB riders guarantee minimum lifetime fixed income in monthly annuity payments.

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Any guarantees under the contract that exceed the value of your interest in the separate account VAN such as those associated with the GMIB riders, are paid from our general account (not the VAN). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAN are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policyholder obligations.

GMIB Plus with Annual Reset (2009)

In those states where permitted, we may offer the GMIB Plus with Annual Reset (2009) rider at the time the contract is issued. You may not purchase the GMIB Plus with Annual Reset (2009) before the annuitant is age 45 or once the annuitant is age 79. If the GMIB Plus with Annual Reset (2009) is available, you may not purchase the GMIB Plus with Annual Reset (2008) or GMIB Plus with Annual Reset.

The following is a summary of the GMIB Plus with Annual Reset (2009) rider. There are several terms used in this summary that are defined in the paragraphs below. The rider permits you take a withdrawal amount annually that equals 5% of your guaranteed earnings income base regardless of your Contract Value and without paying a surrender charge. Your permitted withdrawal amount will change at the beginning of each contract year to reflect any withdrawals taken in the prior contract year. After 10 years, you may begin to receive the guaranteed minimum income benefit payments described in this rider. You may choose to receive annuity payments as provided in your contract during the 10 year period, but your GMIB Plus with Annual Reset (2009) rider will then be of no further value to you. Your GMIB payments will be determined by applying your guaranteed income base to the annuity tables in the rider. The guaranteed income base is the greater of (a) your guaranteed earnings income base or (b) your step-up base. Your guaranteed earnings income base takes into account net purchase payments, a specified increase for each valuation period of your Contract Value, and withdrawals. Your step-up base is an amount that takes into account any increases to your Contract Value on each contract anniversary before annuitization. Certain contract owner actions can increase or decrease the base amounts (for example, making additional purchase payments, not taking permitted annual withdrawals, or withdrawals more than the annual amount permitted under the rider).

Guaranteed earnings income base.

The initial guaranteed earnings income base is equal to total net purchase payments made when you purchase the contract and within the first three months after the contract is issued. The guaranteed earnings income base is adjusted for withdrawals and is increased by (i) additional purchase payments and (ii) an increase for each valuation period, until the first contract anniversary after the annuitant’s 85th birthday or the date that is 24 years from the later of the date the rider is issued or the last reset, at an annual effective rate equal to the guaranteed earnings rate for values in variable portfolios or in one of the Asset Allocation Models. However, Contract Values allocated to the Fixed Accumulation Account will accumulate at the lesser of the guaranteed earnings rate or the rate of return being earned in that account. The guaranteed earnings rate for the GMIB Plus with Annual Reset (2009) is 5%.

The guaranteed earnings income base is decreased by withdrawals. Beginning 30 days after the rider is issued, any withdrawals you take during a contract year less than or equal to the GMIB withdrawal amount will reduce the guaranteed earnings income base by the amount of such withdrawals, in other words dollar for dollar. The GMIB withdrawal amount is determined by multiplying the GMIB withdrawal percentage by the guaranteed earnings income base as of the beginning of the contract year. The GMIB withdrawal percentage for the GMIB Plus with the Annual Reset (2009) is 5%. For example, if the guaranteed earnings income base as of the beginning of the contract year is $100,000, withdrawals of $5,000 or less in that contract year will reduce the guaranteed earnings income base dollar for dollar. Beginning with the contract anniversary after the annuitant reaches age 85, withdrawals you make during a contract year equal to or less than GMIB withdrawal amount will not reduce the guaranteed earnings income base.

If you take withdrawals before the end of the year, there is a risk that the amount of your guaranteed earnings income base at the beginning of the next contract year will be less than the guaranteed earnings income base at the beginning of the current contract year, which would then reduce the amount that you can withdraw on a dollar for dollar basis in the next contract year. However, if you set up a systematic withdrawal program on a monthly, quarterly or semi-annual basis, we will adjust the guaranteed earnings income base at the beginning of the next contract year so that it equals the guaranteed earnings income base at the beginning of the current contract year as long as (a) you have not made any withdrawals before the earlier of (i) 31 days after the rider was issued, or (ii) the end of the first such periodic payment period, and (b) you have no amounts allocated to the Fixed Accumulation Account.

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Any withdrawals you take in the first 30 days after the rider is issued and any withdrawals in excess of the GMIB withdrawal amount will reduce the guaranteed earnings income base pro rata. Under a pro rata reduction, the guaranteed earnings income base will be reduced by the same percentage that the withdrawal in excess of the GMIB withdrawal amount reduces your Contract Value. Only the portion of a withdrawal that is in excess of the GMIB withdrawal amount will reduce the guaranteed earnings income base pro rata. A pro rata reduction may materially reduce the income available under the GMIB rider in future years. Unless you are within the “no lapse” period described below, if you take an excess withdrawal and your Contract Value falls to zero, your rider and contract will terminate.

As an example of how withdrawals work under the GMIB Plus with Annual Reset (2009), assume your guaranteed earnings income base is $100,000 at the beginning of a contract year, so your GMIB withdrawal amount is $5,000 ($100,000 x .05). That means you can withdraw $5,000 dollar for dollar during that contract year. Assume your Contract Value is $90,000 and you take a withdrawal of $6,000. First, we process the portion of the withdrawal that is dollar for dollar, $5,000. Taking into account that portion of the withdrawal, your Contract Value is reduced to $85,000 and your guaranteed earnings income base to $95,000. Then, we process the portion of the withdrawal in excess of the GMIB withdrawal amount, $1,000. Because you have already taken your GMIB withdrawal amount, the $1,000 withdrawal will reduce the guaranteed earnings income base pro rata. Your guaranteed earnings income base is then reduced to $93,882, i.e. $95,000 – ([$1,000/$85,000] x $95,000).

The guaranteed earnings income base shall not exceed 15 times your total net purchase payments, minus amounts for any withdrawals from your contract. This means that, unless the step-up base is higher, the guaranteed income base, which is used to determine the monthly annuity payments under this rider, will not exceed 15 times your total net purchase payments. Any withdrawals you take during a contract year less than or equal to the GMIB withdrawal amount will reduce this limit by the amount of such withdrawals, in other words dollar for dollar. Any withdrawals in excess of the GMIB withdrawal amount will reduce this limit pro rata.

Step-up base.

At contract issue, the step-up base equals net purchase payments. The step-up base will increase automatically each contract anniversary, until the anniversary following the annuitant’s 85th birthday, if the Contract Value is higher than the previous step-up base. The step-up base is increased by the amount of each subsequent net purchase payment at the time of payment. All withdrawals are taken from the step-up base on a pro rata basis. That means the step-up base will be reduced by the same percentage the withdrawal reduces your Contract Value.

Annuitization.

You may not annuitize your contract under the rider until the GMIB Plus with Annual Reset (2009) rider has been in effect for at least 10 years. We may refer to this time period as the “10 year annuitization waiting period.” If you choose to receive annuity payments as provided in the contract or under a single premium annuity we offer instead of receiving GMIB payments, your GMIB rider will then be of no further value to you. You may elect to receive GMIB payments within 30 days after the rider’s 10th anniversary (or 10th anniversary of the date the rider was last reset, if applicable) or within 30 days after any later anniversary before the annuitant is age 91.

If the amount of annuity payments under the contract or under a single premium immediate annuity we offer at the time you elect to annuitize would be greater than the amount of payments under the GMIB Plus with Annual Reset (2009) rider, we will pay the larger amounts.

The guaranteed income base is used solely for the purpose of calculating GMIB payments. It does not provide a Contract Value or guarantee performance of any investment option. The level of lifetime income guaranteed by a GMIB rider may be less than the income that our current annuity factors would provide because (a) GMIB payments may assume a lower interest rate and (b) GMIB payments may be based on an assumption that you will live longer than the mortality assumed in our then-offered immediate annuities.

No Lapse.

With the GMIB Plus with Annual Reset (2009) rider, there is a “no lapse” provision allowing annuitization if your Contract Value is reduced to zero before the initial 10 year annuitization waiting period ends. With this provision, if prior to the time you are eligible to annuitize using your guaranteed income base, your Contract Value becomes zero, you can, at your option, annuitize your contract using your guaranteed income base at the annuitization rates provided under the rider for your age at the time of annuitization. However, if during any one contract year you withdraw more than the GMIB withdrawal amount, the “no lapse” protection is not available from the point of that “excess” withdrawal forward and you will forfeit this protection. If the GMIB rider is reset and your Contract Value at time of reset is greater than the guaranteed income base, then the “no lapse” protection will be reinstated. If the GMIB rider is reset and your Contract Value at the time of reset is less than the guaranteed income base, the “no-lapse” protection will not be reinstated.

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Investment Restrictions.

If you purchase the GMIB Plus with Annual Reset (2009) rider, you must abide by investment restrictions. You must allocate any variable account portion of your purchase payments and Contract Value to (a) one of Asset Allocation Models 2, 3 or 4 or (b) in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” You may allocate all or any portion of your purchase payments and Contract Value to the Fixed Accumulation Account, if available. The GMIB Plus with Annual Reset (2009) rider will be cancelled if you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders.” If the rider is so terminated, a prorated annual rider charge will be assessed.

Resets.

Subject to certain limitations, the GMIB Plus with Annual Reset (2009) rider provides you the option of resetting the guaranteed earnings income base to the current Contract Value each and every contract anniversary prior to the annuitant’s 81st birthday. If the Contract Value at the time of reset is higher than the guaranteed earnings income base and you reset, you may make larger withdrawals on a dollar for dollar basis from the new guaranteed earnings income base. At every eligible reset anniversary, you can reset the guaranteed earnings income base by notifying us within 30 days after the contract anniversary date in writing or other method we agree to. If you reset, the maximum guaranteed earnings income base will be reset to 15 times the then-current Contract Value. The guaranteed earnings income base is not reset automatically to the current Contract Value. You must elect to reset it.

If you elect to reset the guaranteed earnings income base, a new 10 year annuitization waiting period will begin. That is, you will not be eligible to annuitize using the guaranteed income base for the ten year period following the reset. You may choose to receive annuity payments as provided in your contract during the ten year period or under a single premium, immediate annuity we may generally make available at the time, but your GMIB rider will then be of no further value to you.

When the optional death benefit ARDBR (2009) has also been purchased, resetting the GMIB Plus with Annual Reset (2009) also resets the ARDBR (2009) earnings base. Resetting the GMIB Plus with Annual Reset (2009) is the only way in which the ARDBR (2009) can be reset.

Charge.

There is an additional annual charge for the GMIB Plus with Annual Reset (2009) rider of 0.95% of your guaranteed income base. We may increase the charge for this rider on any reset. The new charge will be no higher than the then current charge for new issues of the GMIB Plus with Annual Reset (2009) rider, which we guarantee will not exceed 1.50%.

If you have notified us that you elect to reset and we notify you of a charge increase effective upon reset, you may decline to accept an increase in the charge for the rider by revoking your request to reset. If you wish to decline an increase in charge by revoking the reset, you must notify us in writing, or in any other manner acceptable to us, within 30 days after the contract anniversary the guaranteed earnings income base is reset. If you elect to reset the guaranteed earnings income base in the future, however, your rate will be increased upon reset to the then-current charge for the GMIB Plus with Annual Reset (2009) rider.

Please note that if you have purchased the ARDBR (2009) and you decline a charge increase with the GMIB Plus with Annual Reset (2009) rider by refusing a reset of the guaranteed earnings income base, you will not be able to reset the ARDBR (2009).

The annual charge for the rider will continue even if the underlying Funds’ investment performance surpasses the GMIB guarantees. The charge for the GMIB Plus with Annual Reset (2009) rider ends when you begin to receive annuity or GMIB payments, or the rider has expired at the first contract anniversary after the annuitant’s 90th birthday.

You may withdraw the GMIB withdrawal amount under the rider without a surrender charge even if that amount exceeds 10% of your Contract Value.

Since you may only purchase the ARDBR (2009) if you purchase the GMIB Plus with Annual Reset (2009) rider, any termination of the GMIB Plus with Annual Reset (2009) rider will automatically terminate the ARDBR (2009) as well. If you have purchased the ARDBR (2009) and subsequently violate the investment restrictions of the GMIB Plus with Annual Reset (2009), both the GMIB Plus with Annual Reset (2009) rider and the ARDBR (2009) will be cancelled.

Required Minimum Distributions.

Tax qualified retirement plans and Individual Retirement Annuities have minimum distribution requirements. Your required minimum distribution per year may exceed your GMIB withdrawal amount which would result in a pro rata reduction in the guaranteed earnings income base. See “Federal Tax Status” and “Appendix A —IRA Disclosure Statement.” You could be subject to tax penalties if you do not begin taking withdrawals until after your required minimum distribution beginning date. Please consult your tax advisor to determine if the GMIB Plus with Annual Rest (2009) rider is appropriate for you.

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Other versions.

This section describes the other optional GMIB riders that we may offer if the GMIB Plus with Annual Reset (2009) is not available. Not all of the riders may be available in all states and not all riders may be currently available for issue. You may only have one of the GMIB riders on your contract.

GMIB Plus with Annual Reset (2008).

You may add a GMIB rider to your contract at the time the contract is issued. We may, at our sole option, also offer the GMIB riders to existing contracts, in which case they may be added on a contract anniversary. You may purchase the GMIB Plus with Annual Reset (2008) rider until the annuitant is age 79. The GMIB riders guarantee minimum lifetime fixed income in monthly annuity payments. Guarantees are based upon the claims-paying ability of National Security.

The amount of these payments for the GMIB riders is determined by applying the “guaranteed income base” to the annuity tables in the GMIB rider. The guaranteed income base is the greater of (a) your “guaranteed earnings income base,” which is your total purchase payments, from the time the GMIB rider is issued until the earlier of the time GMIB payments begin or the contract anniversary after the annuitant’s 85th birthday or the date that is 24 years from the later of the date the rider is issued or last reset, accumulated at an annual rate of 6% or (b) your “step-up base,” which is your highest total contract value as of any contract anniversary before the annuitant attains age 86.

Subject to certain limitations, the GMIB riders provide you the option of resetting the guaranteed earnings income base to the then-current contract value. The GMIB Plus with Annual Reset (2008) rider allows you to reset each and every contract anniversary prior to the annuitant’s 81st birthday.

If the amount of annuity payments under the contract or under a single premium immediate annuity we offer at the time you elect to annuitize would be greater than the amount of payments under the GMIB rider, we will pay the larger amounts.

The charge for the GMIB rider ends when you begin to receive annuity or GMIB payments, or the rider has expired at the first contract anniversary after the annuitant’s 90th birthday. If you choose a GMIB rider, you cannot later discontinue it. The annual charge for the GMIB rider will continue even if the underlying Funds’ investment performance surpasses the GMIB guarantees.

You may not begin to receive GMIB payments until the GMIB rider has been in effect for at least 10 years. We may refer to this time period as the “10 year annuitization waiting period.” If you choose to receive annuity payments as provided in the contract or under a single premium annuity we offer instead of receiving GMIB payments, your GMIB rider will then be of no further value to you. You may elect to receive GMIB payments within 30 days after the rider’s 10th anniversary (or 10th anniversary of the date the rider was last reset, if applicable) or within 30 days after any later anniversary before the annuitant is age 91.

The guaranteed income base is used solely for the purpose of calculating GMIB payments. It does not provide a contract value or guarantee performance of any investment option. The level of lifetime income guaranteed by a GMIB rider may be less than the income that our current annuity factors would provide because (a) GMIB payments may assume a lower interest rate and (b) GMIB payments may be based on an assumption that you will live longer than the mortality assumed in our currently-offered annuities.

With the GMIB riders, there is a “no lapse” provision allowing annuitization if your contract value is reduced to zero before the initial 10 year annuitization waiting period ends. With this provision, if prior to the time you are eligible to annuitize using your guaranteed income base, your contract value becomes zero, you can, at your option, annuitize your contract using your then-guaranteed income base at the annuitization rates provided under the GMIB rider for your then-age. However, if during the 10 year rider period you withdraw more than amounts eligible for dollar-for-dollar treatment to the guaranteed earnings base, you will forfeit this protection. That is to say, if during any one contract year you withdraw more than 6% of the guaranteed earnings income base the “no lapse” protection is not available from the point of that “excess” withdrawal forward. We may allow you to reinstate the “no lapse” protection if the GMIB rider is reset and your contract value at time of reset is greater than the guaranteed income base.

Optional Investment Restrictions.

At the time a GMIB rider is issued you may choose to accept optional investment restrictions. After issue, you may choose to accept investment restrictions at any time by notifying us in writing, or in any other manner acceptable to us. On the first contract anniversary the guaranteed income base is set equal to the step-up base after you select investment restrictions, your charge for the rider will be changed to the then current charge for the GMIB rider with investment restrictions.

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If you choose to abide by the investment restrictions, you must allocate any variable account portion of your purchase payments and contract value to (a) an Asset Allocation Model or (b) in accordance with the Fund Category requirements described in “Investment Restrictions for Certain Optional Riders.” You may allocate all or any portion of your purchase payments and contract value to the Fixed Accumulation Account, if available. Once you have accepted investment restrictions with a GMIB rider, you may not revoke that selection. The GMIB riders will be cancelled if you cease to comply with the requirements described in “Investment Restrictions for Certain Optional Riders.” If the rider is so terminated, a prorated annual rider charge will be assessed.

Charge.

The annual charge for the GMIB Plus with Annual Reset (2008) rider with investment restrictions is 0.85% of the guaranteed income base. We may increase the charge for the rider on any contract anniversary the guaranteed earnings income base is reset once the surrender charge period for your contract ends. The new charge will be no higher than the then current charge for new issues of the rider with investment restrictions, which we guarantee will not exceed 1.50% for the GMIB Plus with Annual Reset (2008). You may decline to accept an increase in the charge for the rider with investment restrictions by refusing the reset. If you elect to reset the guaranteed earnings income base in the future, however, your rate will be increased upon reset to the then-current charge for the GMIB Plus with Annual Reset (2008) with investment restrictions. If you wish to decline an increase in charge by refusing the reset, you must notify us in writing, or in any other manner acceptable to us, within 30 days after the contract anniversary the guaranteed earnings income base is reset.

The annual charge for the GMIB Plus with Annual Reset (2008) rider without investment restrictions is 1.00% of the guaranteed income base. We may increase the charge for the rider on any contract anniversary the guaranteed earnings income base is reset once the surrender charge period for your contract ends. The new charge will be no higher than the then current charge for new issues of the rider without investment restrictions, which we guarantee will not exceed 1.65% for the GMIB Plus with Annual Reset (2008). You may decline to accept a charge increase if you choose to accept the investment restrictions. If you choose to abide by the investment restrictions, on the first subsequent contract anniversary your charge for the rider will be changed to the then current charge for the GMIB Plus with Annual Reset (2008) rider with investment restrictions. You may also decline to accept an increase in the charge for the rider without choosing to comply with the investment restrictions by refusing the reset to the guaranteed earnings income base. If you elect to reset the guaranteed earnings income base in the future, however, your rate will be increased upon reset to the then-current charge for the GMIB Plus with Annual Reset (2008) without investment restrictions. If you wish to decline an increase in charge by refusing the reset or by making an irrevocable commitment to investment restrictions, you must notify us in writing, or in any other manner acceptable to us, within 30 days after the contract anniversary the guaranteed earnings income base is reset.

Please note that if you have purchased the ARDBR (2008) and you decline a charge increase with the GMIB Plus with Annual Reset (2008) rider by refusing a reset of the guaranteed earnings income base, you will not be able to reset the ARDBR.

Withdrawals.

The effect of the GMIB Plus with Annual Reset (2008) is to allow you to withdraw an amount equal to the amount by which your guaranteed earnings income base has grown without reducing the guaranteed earnings income base below its amount as of the beginning of the current contract year. The GMIB Plus with Annual Reset (2008) allows those contract owners to access cash values for income immediately, provided no more than 6% of the guaranteed earnings income base is withdrawn yearly, while leaving the guaranteed earnings income base at or above the level it began the contract year at. You could for instance take withdrawals of 6% of the contract year’s beginning guaranteed earnings income base year after year and the guaranteed earnings income base would then remain at its original level if you make no other purchase payments or withdrawals. In contrast, withdrawals in excess of 6% will reduce the guaranteed earnings income base pro rata which could materially reduce the income available under any of the GMIB Plus with Annual Reset (2008) in future years. In any event, the step-up base is adjusted pro rata for any withdrawals. Beginning on the contract anniversary after the annuitant reaches age 85, the guaranteed earnings income base will no longer be eligible for any annual accumulation, but withdrawals you make during a contract year equal to or less than 6% of the guaranteed earnings income base will not reduce the guaranteed earnings income base.

You may withdraw 6% of the guaranteed earnings income base under the rider without a surrender charge even if that amount exceeds 10% of your contract value.

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Resets.

The GMIB Plus with Annual Reset (2008) rider allows you to reset each and every contract anniversary prior to the annuitant’s 81st birthday. If the contract value at the time of reset is higher than the guaranteed earnings income base, you may make larger withdrawals on a dollar for dollar basis from the new guaranteed earnings income base. At every eligible reset anniversary, you can reset the guaranteed earnings income base by notifying us within 30 days after the contract anniversary date in writing or other method we agree to. If you elect to reset the guaranteed earnings income base, a new 10 year annuitization waiting period will begin. That is, you will not be eligible to annuitize using the guaranteed income base for the ten year period following the reset. You may choose to receive annuity payments as provided in your contract during the ten year period or under a single premium, immediate annuity we may generally make available at the time, but your GMIB rider will then be of no further value to you.

Because you may not reset after the annuitant reaches certain ages, you should consider whether the reset features of these riders are of benefit to you if the annuitant is near the maximum issue ages for the riders.

When the optional death benefit ARDBR (2008) has also been purchased, resetting the GMIB Plus with Annual Reset (2008) also resets the ARDBR (2008) earnings base. Resetting the GMIB Plus with Annual Reset (2008) is the only way in which the ARDBR (2008) can be reset. Please note that if you have purchased the ARDBR (2008) and you decline a charge increase with the GMIB Plus with Annual Reset (2008) rider by refusing a reset of the guaranteed earnings income base, you will not be able to reset the ARDBR (2008) earnings base.

Since you may only purchase the ARDBR (2008) if you purchase the GMIB Plus with Annual Reset (2008) rider, any termination of the GMIB Plus with Annual Reset (2008) rider will automatically terminate the ARDBR (2008) as well. If you have purchased the ARDBR (2008), have chosen to abide by the investment restrictions with the GMIB Plus with Annual Reset (2008) rider and subsequently violate the investment restrictions, both the GMIB Plus with Annual Reset (2008) rider and the ARDBR (2008) will be cancelled.

Required minimum distributions.

Tax qualified retirement plans and Individual Retirement Annuities have minimum distribution requirements. Participants may be required to begin receiving payments from a tax qualified contract before the rider’s 10th anniversary. See “Federal Tax Status” and “Appendix A — IRA Disclosure Statement.” You could be subject to tax penalties if you do not begin taking withdrawals until after your required minimum distribution beginning date. Please consult your tax advisor to determine if the GMIB riders are appropriate for you.

GMIB Plus with Annual Reset

In those states where the GMIB Plus with Annual Reset (2009) or GMIB Plus with Annual Reset (2008) are not available, we may offer an earlier version of the GMIB Plus with Annual Reset rider. The GMIB Plus with Annual Reset is identical to the GMIB Plus with Annual Reset (2008) except as described below:

(1)	You cannot purchase the GMIB Plus with Annual Reset once the annuitant is 75 years old.

(2)

The guaranteed earnings income base accumulates at an annual rate of 5.5% until the earlier of the annuitant’s 85th birthday or the date that is 24 years from the date the rider is issued. For issue ages 76 and higher, the guaranteed earnings income base accumulates at a rate of 4% (as opposed to 6%). Withdrawals made after the annuitant’s 85th birthday reduce the guaranteed earnings income base pro-rata. The step-up base is your highest total contract value as of any contract anniversary before the annuitant attains age 85.

(3)	The GMIB Plus with Annual Reset rider allows you to reset every contract anniversary up to the later of annuitant’s 75th birthday or fifth rider anniversary.

(4)	There are no investment restrictions.

(5)	The annual charge for GMIB Plus with Annual Reset is 0.65% of your guaranteed income base.

Optional Guaranteed Principal Protection (“GPP”)

In those states where permitted, we may offer the GPP rider when you apply for the contract. We may, at our sole option, also offer the GPP rider to existing contracts, in which case it may be added on a contract anniversary, if the annuitant is then under age 80.

If you continue the GPP rider until the end of its 10-year term, and do not make any withdrawals, we guarantee that your eligible Contract Value will not be less than it was at the beginning of the 10-year term. On the last day of the 10-year term, we will add an amount to your total Contract Value to increase it to the “guaranteed principal amount” if the eligible Contract Value at the end of the 10-year term is less than the guaranteed principal amount. The guaranteed principal amount is the Contract Value:

(a)	as of the first day of the rider’s term or

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(b)	the amount in (a) plus the total of any purchase payments made in the first 6 months if the rider was included in the contract when you purchased the contract,

(c)	reduced pro rata for any withdrawals you made.

Contract Value attributable to purchase payments made after the rider is added (or after the first 6 months if the rider is included when the contract was issued) are not included in the guaranteed principal amount and do not count as part of your eligible Contract Value at the end of the term for purposes of determining the benefit amount.

Any guarantees under the contract that exceed the value of your interest in the separate account VAN, such as those associated with the GPP, are paid from our general account (not the VAN). Therefore, any amounts that we may pay under the contract in excess of your interest in the VAN are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations.

If you choose GPP, you must allocate all variable Contract Values to one of the Asset Allocation Models (see Optional Asset Allocation Models) during the entire 10-year term of the rider. You may change asset allocation models at any time. You may also have a portion of your Contract Values in a fixed accumulation account or a dollar-cost averaging account we may offer while this rider is in force. If you stop using a model, we will cancel the GPP rider. You may cancel the GPP rider as of any contract anniversary by notifying us before that anniversary. Cancellation of the GPP rider does not affect any other contract features. You may continue using an Asset Allocation Model after the GPP rider ends.

The charge for the GPP rider is made on each contract anniversary at the rate of 0.55% of the average of your guaranteed principal amount at the beginning and the end of each contract year. This charge will discontinue if the GPP rider is cancelled. However, if the GPP is canceled because you stop using a model, a full annual rider charge will be assessed without being prorated to the date of cancellation.

At the end of the 10-year term, you may reset the rider for another 10-year term if the annuitant is then under age 80. The guaranteed principal amount under the new GPP 10-year term will be your total Contract Value as of the end of the 10-year term then ended, including any amount we then add pursuant to the earlier GPP 10-year term, subject to adjustment for any withdrawals. You may also reset the GPP rider’s guaranteed principal amount at the current Contract Value on any contract anniversary after the rider has been in effect for at least 5 years (if the annuitant is then under age 80). This starts a new 10-year rider term.

If the annuitant dies during the 10-year term, and his or her spouse continues the contract, the GPP rider may also be continued.

Summary of Optional Living Benefit Riders.

The following is a summary of the currently available optional living benefit riders. For complete details on the riders, see the individual descriptions above.

Optional Rider	Features	Who may want to consider the Rider	Charge

Guaranteed Principal Protection (“GPP”) rider

•      Guarantees return of principal without annuitization on the 10th rider anniversary if you take no withdrawals.

•      If, at the end of the rider’s ten-year term, the eligible Contract Value is less than the guaranteed principal amount, the difference will be added to the contract.

•      The guaranteed principal amount is adjusted pro-rata for any withdrawals.

•      Investment restrictions.

•      Cannot purchase once the annuitant is 80.

		Those who are afraid of market risk and want to invest without fear of losing their original principal.	0.55% (maximum and current)

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GMIB Plus with Annual Reset (2009)

•      Guarantees a minimum lifetime fixed income upon annuitization regardless of market performance.

•      Dollar-for-dollar withdrawals after 30 days up to 5% of the annual accumulated earnings on the guaranteed earnings income base.

•      May exercise the benefit after ten years or the 10th anniversary of last reset.

•      No lapse feature provides an opportunity to exercise the benefit should your Contract Value fall to zero during the initial ten-year annuitization waiting period.

•      May reset the guaranteed earnings income base to equal the Contract Value, if higher, on each contract anniversary prior to the annuitant’s 81st birthday.

•      Cannot purchase before the annuitant is 45 or once the annuitant is 79.

•      Investment Restrictions.

	Those who want to protect their retirement income but still desire market exposure.	1.50% (maximum) 0.95% (current)

Other Contract Provisions

Assignment

Amounts payable in settlement of a contract may not be commuted, anticipated, assigned or otherwise encumbered, or pledged as loan collateral to anyone other than us. We may require that any assignee or owner have an insurable interest in the life of the annuitant. To the extent permitted by law, such amounts are not subject to any legal process to pay any claims against an annuitant before annuity payments begin. The owner of a tax-qualified contract may not, but the owner of a non-tax-qualified contract may, collaterally assign the contract before the annuity payout date. Ownership of a tax-qualified contract may not be transferred except to:

•	the annuitant,

•	a trustee or successor trustee of a pension or profit-sharing trust which is qualified under Section 401 of the Code,

•

the employer of the annuitant provided that the contract after transfer is maintained under the terms of a retirement plan qualified under Section 403(a) of the Code for the benefit of the annuitant, or

•	as otherwise permitted by laws and regulations governing plans for which the contract may be issued.

Reports and Confirmations

Before the annuity payout date, we will send you quarterly statements showing the number of units credited to the contract by Fund and the value of each unit as of the end of the last quarter. In addition, as long as the contract remains in effect, we will forward any periodic Fund reports.

We will send you a written confirmation of your purchase payments, transfers and withdrawals. For regularly recurring transactions, such as dollar cost averaging and payroll deduction programs, we may confirm the transactions in a quarterly report. Review your statements and confirmations to verify their accuracy. You must report any error or inaccuracy to us within 30 days. Otherwise, we are not responsible for losses due to the error or inaccuracy.

Substitution for Fund Shares

If investment in a Fund is no longer possible or we believe it is inappropriate to the purposes of the contract, we may substitute one or more other funds. Substitution may be made as to both existing investments and the investment of future purchase payments. However, no substitution will be made until we receive any necessary approval of the Securities and Exchange Commission. We may also add other Funds as eligible investments of VAN.

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Contract Owner Inquiries

Direct any questions to National Security, Variable Annuity Administration, P.O. Box 5378, Cincinnati, Ohio 45201-5378; telephone 1-877-446-6020 (8:30 a.m. to 4:30 p.m., Eastern time).

Performance Data

We may advertise performance data for the various Funds showing the percentage change in unit values based on the performance of the applicable Fund over a period of time (usually a calendar year). We determine the percentage change by dividing the increase (or decrease) in value for the unit by the unit value at the beginning of the period. This percent reflects the deduction of any asset-based contract charge but does not reflect the deduction of any applicable contract administration charge or surrender charge. The deduction of a contract administration charge or surrender charge would reduce any percentage increase or make greater any percentage decrease.

Advertising may also include average annual total return figures calculated as shown in the Statement of Additional Information. The average annual total return figures reflect the deduction of applicable contract administration charges and surrender charges as well as applicable asset-based charges.

We may also distribute sales literature comparing separate account performance to the Consumer Price Index or to such established market indexes as the Dow Jones Industrial Average, the Standard & Poor’s 500 Stock Index, IBC’s Money Fund Reports, Lehman Brothers Bond Indices, the Morgan Stanley Europe Australia Far East Index, Morgan Stanley World Index, Russell 2000 Index, or other variable annuity separate accounts or mutual funds with investment objectives similar to those of the Funds.

Federal Tax Status

The following discussion of federal income tax treatment of amounts received under a variable annuity contract does not cover all situations or issues. It is not intended as tax advice. Consult a qualified tax adviser to apply the law to your circumstances. Tax laws can change, even for contracts that have already been issued. Tax law revisions, with unfavorable consequences, could have retroactive effect on previously issued contracts or on later voluntary transactions in previously issued contracts.

We are taxed as a life insurance company under Subchapter L of the Internal Revenue Code (the “Code”). Since the operations of VAN are a part of, and are taxed with, our operations, VAN is not separately taxed as a “regulated investment company” under Subchapter M of the Code.

The contracts are considered annuity contracts under Section 72 of the Code, which generally provides for taxation of annuities. Under existing provisions of the Code, any increase in the Contract Value is not taxable to you as the owner or annuitant until you receive it, either in the form of annuity payments, as contemplated by the contract, or in some other form of distribution. (As of the date of this prospectus, proposals to modify taxation of annuities may be under consideration by the federal government.) The owner of a non-tax qualified contract must be a natural person for this purpose. With certain exceptions, where the owner of a non-tax qualified contract is a non-natural person (corporation, partnership or trust) any increase in the accumulation value of the contract attributable to purchase payments made after February 28, 1986 will be treated as ordinary income received or accrued by the contract owner during the current tax year.

The income and gains within an annuity contract are generally tax deferred. Within a tax-qualified plan, the plan itself provides tax deferral. Therefore, the tax-deferred treatment otherwise available to an annuity contract is not a factor to consider when purchasing an annuity within a tax-qualified plan or arrangement.

The law does not now provide for payment of federal income tax on dividend income or capital gains distributions from Fund shares held in VAN or upon capital gains realized by VAN on redemption of Fund shares. When a non-tax-qualified contract is issued in connection with a deferred compensation plan or arrangement, all rights, discretions and powers relative to the contract are vested in the employer and you must look only to your employer for the payment of deferred compensation benefits. Generally, in that case, an annuitant will have no “investment in the contract” and amounts received by you from your employer under a deferred compensation arrangement will be taxable in full as ordinary income in the years you receive the payments.

Form 6726-NSLAC	46

When annuity payments begin, each payment is taxable under Section 72 of the Code as ordinary income in the year of receipt if you have neither paid any portion of the purchase payments nor previously been taxed on any portion of the purchase payments. If any portion of the purchase payments has been paid from or included in your taxable income, this aggregate amount will be considered your “investment in the contract.” You will be entitled to exclude from your taxable income a portion of each annuity payment equal to your “investment in the contract” divided by the period of expected annuity payments, determined by your life expectancy and the form of annuity benefit. Once you recover your “investment in the contract,” all further annuity payments will be included in your taxable income.

A withdrawal of contract values is taxable as ordinary income in the year received to the extent that the accumulated value of the contract immediately before the payment exceeds the “investment in the contract.” If you elect to withdraw any portion of your accumulated value in lieu of receiving annuity payments, that withdrawal is treated as a distribution of earnings first and only second as a recovery of your “investment in the contract.” Any part of the value of the contract that you assign or pledge to secure a loan will be taxed as if it had been a withdrawal and may be subject to a penalty tax.

There is a penalty tax equal to 10% of any amount that must be included in gross income for tax purposes. The penalty will not apply to a redemption that is:

•	received on or after the taxpayer reaches age 59 1/2;

•	made to a beneficiary on or after the death of the annuitant;

•	attributable to the taxpayer’s becoming disabled;

•	made as a series of substantially equal periodic payments for the life of the annuitant (or joint lives of the annuitant and beneficiary);

•	from a contract that is a qualified funding asset for purposes of a structured settlement;

•	made under an annuity contract that is purchased with a single premium and with an annuity payout date not later than a year from the purchase of the annuity;

•	incident to divorce, or

•	taken from an IRA for a qualified first-time home purchase (up to $10,000) or qualified education expenses.

Any taxable amount you withdraw from an annuity contract is automatically subject to 10% withholding unless you elect not to have withholding apply. If you elect not to have withholding apply to an early withdrawal or if an insufficient amount is withheld, you may be responsible for payment of estimated tax. You may also incur penalties under the estimated tax rules if the withholding and estimated tax payments are not sufficient. If you fail to provide your taxpayer identification number, any payments under the contract will automatically be subject to withholding. The Code requires 20% withholding for distributions from contracts owned by tax qualified plans.

Tax-Deferred Annuities

Under the provisions of Section 403(b) of the Code, employees may exclude from their gross income purchase payments made for annuity contracts purchased for them by public educational institutions and certain tax-exempt organizations which are described in Section 501(c)(3) of the Code. You may make this exclusion to the extent that the aggregate purchase payments plus any other amounts contributed to purchase the contract and toward benefits under qualified retirement plans do not exceed certain limits in the Code. Employee contributions are, however, subject to social security (FICA) tax withholding. All amounts you receive under a contract, either in the form of annuity payments or cash withdrawal, will be taxed under Section 72 of the Code as ordinary income for the year received, except for exclusion of any amounts representing “investment in the contract.” Under certain circumstances, amounts you receive may be used to make a “tax-free rollover” into one of the types of individual retirement arrangements permitted under the Code. Amounts you receive that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless you directly roll over such amounts from the tax-deferred annuity to the individual retirement arrangement.

With respect to earnings accrued and purchase payments made after December 31, 1988, for a contract set up under Section 403(b) of the Code, distributions may be paid only when the employee:

•	attains age 59 1/2,

•	separates from the employer’s service,

•	dies,

•	becomes disabled as defined in the Code, or

•	incurs a financial hardship as defined in the Code.

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In the case of hardship, cash distributions may not exceed the amount of your purchase payments. These restrictions do not affect your right to transfer investments among the Funds and do not limit the availability of transfers between tax-deferred annuities.

Qualified Pension or Profit-Sharing Plans

Under present law, purchase payments made by an employer or trustee, for a plan or trust qualified under Section 401(a) or 403 of the Code, are generally excludable from the employee’s gross income. Any purchase payments made by the employee, or which are considered taxable income to the employee in the year such payments are made, constitute an “investment in the contract” under Section 72 of the Code for the employee’s annuity benefits. Salary reduction payments to a profit sharing plan qualifying under Section 401(k) of the Code are generally excludable from the employee’s gross income up to certain limits in the Code, and therefore are not considered “investment in the contract”.

The Code requires plans to prohibit any distribution to a plan participant prior to age 59 1/2, except in the event of death, total disability, financial hardship or separation from service (special rules apply for plan terminations). Distributions generally must begin no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Premature distribution of benefits or contributions in excess of those permitted by the Code may result in certain penalties under the Code. (Special tax treatment, including capital gain treatment and 5-year forward averaging, may be available to those born before 1936). If you receive such a distribution you may be able to make a “tax-free rollover” of the distribution less your “investment in the contract” into another qualified plan in which you are a participant or into one of the types of individual retirement arrangements permitted under the Code. Your surviving spouse receiving such a distribution may be able to make a tax-free rollover to one of the types of individual retirement arrangements permitted under the Code. Amounts received that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement.

Withholding on Annuity Payments

Distributions from tax-deferred annuities (i.e. 403b plans) or qualified pension and profit sharing plans that are eligible for “tax-free rollover” will be subject to an automatic 20% withholding unless such amounts are directly rolled over to an individual retirement arrangement or another qualified plan. Federal income tax withholding is required on annuity payments. However, recipients of annuity payments are allowed to elect not to have the tax withheld. This election may be revoked at any time and withholding would begin after that. If you do not give us your taxpayer identification number, any payments under the contract will automatically be subject to withholding.

Individual Retirement Annuities (IRAs)

See IRA Disclosure Statement (Appendix A), following.

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Appendix A

IRA Disclosure Statement

This statement is designed to help you understand the requirements of federal tax law which apply to your individual retirement annuity (IRA), your Roth IRA, your simplified employee pension IRA (SEPP-IRA) for employer contributions, your Savings Incentive Match Plan for Employees (SIMPLE) IRA, or to one you purchase for your spouse. You can obtain more information regarding your IRA either from your sales representative or from any district office of the Internal Revenue Service.

Free Look Period

The annuity contract offered by this prospectus gives you the opportunity to revoke the contract for a full refund within 7 days after you receive it (or a longer period as may be required by your state law) and for IRAs, get a refund of the greater of your purchase payments or the current Contract Value if you exercise your free look. We deem you to receive the contract and the free look period to begin five days after we mail your contract to you. This is a more liberal provision than is required in connection with IRAs. To exercise this “free-look” provision, you must return the contract to us within the free look period. We must receive your contract at our administrative office (the address listed on the first page of the prospectus) by 4:00 p.m. Eastern time on the last day of the free look period.

Eligibility Requirements

IRAs are intended for all persons with earned compensation whether or not they are covered under other retirement programs. Additionally if you have a non-working spouse (and you file a joint tax return), you may establish an IRA on behalf of your non-working spouse. A working spouse may establish his or her own IRA. A divorced spouse receiving taxable alimony (and no other income) may also establish an IRA.

Contributions and Deductions

Contributions to a traditional IRA will be deductible if you are not an “active participant” in an employer maintained qualified retirement plan or if you have Adjusted Gross Income which does not exceed the “applicable dollar limit”. For a single taxpayer, the applicable dollar limitation is $58,000 in 2012, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $58,000 and $68,000. For married couples filing jointly, the applicable dollar limitation is $92,000, with the amount of IRA contribution which may be deducted reduced proportionately for Adjusted Gross Income between $92,000-$112,000. There is no deduction allowed for IRA contributions when Adjusted Gross Income reaches $68,000 for individuals and $112,000 for married couples filing jointly. IRA contributions must be made by no later than the time you file your income tax return for that year. Special limits apply for the non-active participant spouse where a joint return is filed with an active participant.

The IRA maximum annual contribution and the associated tax deduction is limited to the lesser of: (1) $5,000 in 2012 or (2) 100% of your earned compensation. Those age 50 or older may make an additional IRA contribution of $1,000 per year in 2012. Contributions in excess of the limits may be subject to penalty. See below.

The maximum tax deductible annual contribution that a divorced spouse with no other income may make to an IRA is the lesser of (1) $5,000 or (2) 100% of taxable alimony.

Contributions made by your employer to your SEPP-IRA are excludable from your gross income for tax purposes in the calendar year for which the amount is contributed. Certain employees who participate in a SEPP-IRA will be entitled to elect to have their employer make contributions to their SEPP-IRA on their behalf or to receive the contributions in cash. If the employee elects to have contributions made on the employee’s behalf to the SEPP, those funds are not treated as current taxable income to the employee. Salary-reduction SEPP-IRAs (also called “SARSEPs”) are available only if at least 50% of the employees elect to have amounts contributed to the SEPP-IRA and if the employer has 25 or fewer employees at all times during the preceding year. New SARSEPPs may no longer be established. Elective deferrals under a salary-reduction SEPP-IRA are subject to an inflation-adjusted limit which is $17,000 for 2012.

Under a SEPP-IRA agreement, the maximum annual contribution which your employer may make on your behalf to a SEPP-IRA contract which is excludable from your income is the lesser of 100% of your salary or $50,000. An employee who is a participant in a SEPP-IRA agreement may make after-tax contributions to the SEPP-IRA contract, subject to the contribution limits applicable to IRAs in general. Those employee contributions will be deductible subject to the deductibility rules described above. The Internal Revenue Service has reviewed the format of your SEPP-IRA and issued an opinion letter to us stating that it qualifies as a prototype SEPP-IRA.

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If you or your employer should contribute more than the maximum contribution amount to your IRA or SEPP-IRA, the excess amount will be considered an “excess contribution”. You may withdraw an excess contribution from your IRA (or SEPP-IRA) before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution.

Once the 6% excise tax has been imposed, an additional 6% penalty for the following tax year can be avoided if the excess is (1) withdrawn before the end of the following year, or (2) treated as a current contribution for the following year.

An individual retirement annuity must be an annuity contract. In our opinion, the optional additional death benefits available under the contract are part of the annuity contract. There is a risk, however, that the Internal Revenue Service would take the position that one or more of the optional additional death benefits are not part of the annuity contract. In such a case, the charges for the optional additional death benefits would be considered distributions from the IRA and would be subject to tax, including penalty taxes. The charges for the optional additional death benefits would not be deductible. It is possible that the IRS could determine that optional death proceeds in excess of the greater of the Contract Value or net purchase payments are taxable to your beneficiary. Should the IRS so rule, we may have to tax report such excess death benefits as taxable income to your beneficiary. If the IRS were to take such a position, we would take all reasonable steps to avoid this result, including the right to amend the contract, with appropriate notice to you.

The contracts are not eligible for use in Puerto Rico IRAs.

IRA for Non-working Spouse

If you establish an IRA for yourself, you may also be eligible to establish an IRA for your “non-working” spouse. In order to be eligible to establish such a spousal IRA, you must file a joint tax return with your spouse and if your non-working spouse has compensation, his/her compensation must be less than your compensation for the year. Contributions of up to $10,000 may be made to the two IRAs if the combined compensation of you and your spouse is at least equal to the amount contributed. If requirements for deductibility (including income levels) are met, you will be able to deduct an amount equal to the least of (i) the amount contributed to the IRA’s; (ii) $10,000; or (iii) 100% of your combined gross income.

Contributions in excess of the contribution limits may be subject to penalty. See above under “Contributions and Deductions”. If you contribute more than the allowable amount, the excess portion will be considered an excess contribution. The rules for correcting it are the same as discussed above for regular IRAs.

Other than the items mentioned in this section, all of the requirements generally applicable to IRAs are also applicable to IRAs established for non-working spouses.

Rollover Contribution

Once every year, you may move any portion of the value of your IRA (or SEPP-IRA) to another IRA. Withdrawals may also be made from other IRAs and contributed to this contract. This transfer of funds from one IRA to another is called a “rollover” IRA. To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in another IRA within 60 days after the date it is received. You are not allowed a tax-deduction for the amount of any rollover contribution.

A similar type of rollover to an IRA can be made with the proceeds of a qualified distribution from a qualified retirement plan or tax-sheltered annuity. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. You may later roll over such a contribution to another qualified retirement plan. (You may roll less than all of a qualified distribution into an IRA, but any part of it not rolled over will be currently includable in your income without any capital gains treatment.)

Premature Distributions

At no time can an interest in your IRA (or SEPP-IRA) be forfeited. The federal tax law does not permit you to use your IRA (or SEPP-IRA) as security for a loan. Furthermore, as a general rule, you may not sell or assign your interest in your IRA (or SEPP-IRA) to anyone. Use of an IRA (or SEPP-IRA) as security or assignment of it to another will invalidate the entire annuity. It then will be includable in your income in the year it is invalidated and will be subject to a 10% penalty tax if you are not at least age 59 1/2 or totally disabled. (You may, however, assign your IRA (or SEPP-IRA) without penalty to your former spouse in accordance with the terms of a divorce decree.)

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You may withdraw part of the value of your IRA (or SEPP-IRA). If a withdrawal does not qualify as a rollover, the amount withdrawn will be includable in your income and subject to the 10% penalty if you are not at least age 59 1/2 or totally disabled or the withdrawal meets the requirements of another exception contained in the Code, unless you comply with special rules requiring distributions to be made at least annually over your life expectancy.

The 10% penalty tax does not apply to the withdrawal of an excess contribution as long as the excess is withdrawn before the due date of your tax return. Withdrawals of excess contributions after the due date of your tax return will generally be subject to the 10% penalty unless the excess contribution results from erroneous information from a plan trustee making an excess rollover contribution or unless you are over age 59 1/2 or are disabled.

Distribution at Retirement

Once you have attained age 59 1/2 (or have become totally disabled), you may elect to receive a distribution of your IRA (or SEPP-IRA) regardless of when you actually retire. You may elect to receive the distribution in either one sum or under any one of the periodic payment options available under the contract. The distributions from your IRA under any one of the periodic payment options or in one sum will be treated as ordinary income as you receive them unless nondeductible contributions were made to the IRA. In that case, only earnings will be income.

Inadequate Distributions — 50% Tax

Your IRA or SEPP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either (1) receive a lump-sum distribution of your IRA by April 1 of the year following the year in which you attain age 70 1/2 or (2) start to receive periodic payments by that date. If you elect to receive periodic payments, those payments are calculated by dividing your account balance by the distribution period shown on the Uniform Lifetime Table published by the Internal Revenue Service. If the payments are not sufficient to meet these requirements, an excise tax of 50% will be imposed on the amount of any underpayment.

Death Benefits

If you, (or your surviving spouse) die before starting required minimum distributions or receiving the entire value of your IRA (or SEPP-IRA), the remaining interest must be distributed to your beneficiary (or your surviving spouse’s beneficiary) in one lump-sum within 5 years of death, applied to purchase an immediate annuity for the beneficiary or applied to purchase a beneficiary IRA which will pay out over the beneficiary’s life expectancy. This annuity must be payable over the life expectancy of the beneficiary beginning within one year after your or your spouse’s death. If your spouse is the designated beneficiary, he or she is treated as the owner of the IRA. If minimum required distributions have begun at the time of your death, the entire amount must be distributed over a period of time not exceeding your beneficiary’s life expectancy. A distribution of the balance of your IRA upon your death will not be considered a gift for federal tax purposes, but will be included in your gross estate for purposes of federal estate taxes.

Roth IRAs

Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a “Roth IRA.” In 2012, contributions may be made to a Roth IRA by taxpayers with adjusted gross incomes of less than $183,000 for married individuals filing jointly and less than $125,000 for single individuals. Married individuals filing separately are not eligible to contribute to a Roth IRA. The maximum amount of contributions allowable for any taxable year to all Roth IRAs maintained by an individual is generally the same as the contribution limits for traditional IRAs (the limit is phased out for incomes between $173,000 and $183,000 for married and between $110,000 and $125,000 for singles). The contribution limit is reduced by the amount of any contributions made to a non-Roth IRA. Contributions to a Roth IRA are not deductible. Catch up contributions are available for persons age 50 or older.

All or part of amounts in a non-Roth IRA may be converted, transferred or rolled over to a Roth IRA. Some or all of the IRA value will typically be includable in the taxpayer’s gross income. Provided a rollover contribution meets the requirements for IRAs under Section 408(d)(3) of the Code, a rollover may be made from a Roth IRA to another Roth IRA.

Persons considering a rollover, transfer or conversion should consult their own tax advisor.

“Qualified distributions” from a Roth IRA are excludable from gross income. A “qualified distribution” is a distribution that satisfies two requirements: (1) the distribution must be made (a) after the owner of the IRA attains age 59 1/2; (b) after the owner’s death; (c) due to the owner’s disability; or (d) for a qualified first time homebuyer distribution within

Form 6726-NSLAC	51

the meaning of Section 72(t)(2)(F) of the Code; and (2) the distribution must be made in the year that is at least five years after the first year for which a contribution was made to any Roth IRA established for the owner or five years after a rollover, transfer or conversion was made from a non-Roth IRA to a Roth IRA. Distributions from a Roth IRA that are not qualified distributions will be treated as made first from contributions and then from earnings, and taxed generally in the same manner as distributions from a non-Roth IRA.

Distributions from a Roth IRA need not commence at age 70 1/2. However, if the owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the contract must be distributed by December 31 of the calendar year containing the fifth anniversary of the owner’s death subject to certain exceptions.

Savings Incentive Match Plan for Employees (SIMPLE)

An employer may sponsor a plan allowing for employee salary deferral contributions with an additional employer contribution. SIMPLE plans may operate as a 401(k) or an IRA. Limits for employee contributions to a SIMPLE are $11,500 in 2012. Employees age 50 and older may contribute an additional $2,500 in 2012. Distributions from a SIMPLE are subject to restrictions similar to distributions from a traditional IRA. Additional terms of your SIMPLE are in a summary plan description distributed by your employer.

Reporting to the IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions or 50% for underpayments), you must file Form 5329 with the Internal Revenue Service. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

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Illustration of IRA Fixed Accumulations

Year	$1,000 Annual Contribution	$1,000 One Time Contribution	Year	$1,000 Annual Contribution	$1,000 One Time Contribution
1	$1,020.00	$1,020.00	36	$53,034.25	$2,039.87
2	$2,060.40	$1,040.40	37	$55,114.94	$2,080.67
3	$3,121.61	$1,061.21	38	$57,237.24	$2,122.28
4	$4,204.04	$1,082.43	39	$59,401.98	$2,164.73
5	$5,308.12	$1,104.08	40	$61,610.02	$2,208.02
6	$6,434.28	$1,126.16	41	$63,862.22	$2,252.18
7	$7,582.97	$1,148.68	42	$66,159.47	$2,297.22
8	$8,754.63	$1,171.65	43	$68,502.66	$2,343.16
9	$9,949.72	$1,195.08	44	$70,892.71	$2,390.02
10	$11,168.71	$1,218.98	45	$73,330.56	$2,437.82
11	$12,412.09	$1,243.36	46	$75,817.18	$2,486.58
12	$13,680.33	$1,268.23	47	$78,353.52	$2,536.31
13	$14,973.94	$1,293.59	48	$80,940.59	$2,587.04
14	$16,293.42	$1,319.46	49	$83,579.40	$2,638.78
15	$17,639.28	$1,345.85	50	$86,270.99	$2,691.56
16	$19,012.07	$1,372.77	51	$89,016.41	$2,745.39
17	$20,412.31	$1,400.23	52	$91,816.74	$2,800.30
18	$21,840.56	$1,428.23	53	$94,673.07	$2,856.31
19	$23,297.37	$1,456.79	54	$97,586.53	$2,913.44
20	$24,783.32	$1,485.93	55	$100,558.26	$2,971.71
21	$26,298.98	$1,515.65	56	$103,589.43	$3,031.14
22	$27,844.96	$1,545.96	57	$106,681.22	$3,091.76
23	$29,421.86	$1,576.88	58	$109,834.84	$3,153.60
24	$31,030.30	$1,608.42	59	$113,051.54	$3,216.67
25	$32,670.91	$1,640.59	60	$116,332.57	$3,281.00
26	$34,344.32	$1,673.40	61	$119,679.22	$3,346.62
27	$36,051.21	$1,706.87	62	$123,092.81	$3,413.55
28	$37,792.23	$1,741.01	63	$126,574.66	$3,481.82
29	$39,568.08	$1,775.83	64	$130,126.16	$3,551.46
30	$41,379.44	$1,811.35	65	$133,748.68	$3,622.49
31	$43,227.03	$1,847.58	66	$137,443.65	$3,694.94
32	$45,111.57	$1,884.53	67	$141,212.53	$3,768.84
33	$47,033.80	$1,922.22	68	$145,056.78	$3,844.22
34	$48,994.48	$1,960.66	69	$148,977.91	$3,921.10
35	$50,994.37	$1,999.87	70	$152,977.47	$3,999.52

Neither the values, nor any earnings on the values in this variable annuity policy are guaranteed. To the extent that amounts are invested in the Fixed Accumulation Account of the insurer, the principal is guaranteed as well as interest at the guaranteed rate contained in the policy. For purposes of this projection, an annual earnings rate of 2% has been assumed. Withdrawals from the policy will incur a surrender charge for 4 years after amounts are deposited into the policy as follows: Year 1- 7%, Year 2- 7%, Year 3- 7%, Year 4- 6%. See “Surrender Charge” in this prospectus for further information regarding application of the surrender charge.

Form 6726-NSLAC	53

Appendix B

Accumulation Unit Values

The following table shows selected information concerning Accumulation Units for each subaccount for each of the last ten calendar years, or since inception if less. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your annuity Contract Value, such as the contract maintenance charge. A portion of the information in the table is also included in the Separate Account’s financial statements. To obtain a more complete picture of each subaccount’s financial status and performance, you should review the Separate Account’s financial statements which are contained in the Statement of Additional Information.

	Year Ended December 31	Unit Value at Beginning of Year	Unit Value at End of Year	Number of Units at End of Year
Ohio National Fund, Inc.
Money Market Portfolio	2009	$10.00	$9.97	2,325
	2010	$9.97	$9.82	2,613
	2011	$9.82	$9.67	5,708
Equity Portfolio	2009	$10.00	$9.97	0
	2010	$9.97	$10.59	0
	2011	$10.59	$10.08	0
Bond Portfolio	2009	$10.00	$10.11	0
	2010	$10.11	$10.73	2,208
	2011	$10.73	$11.24	2,900
Onmi Portfolio	2009	$10.00	$10.07	0
	2010	$10.07	$11.22	0
	2011	$11.22	$10.59	0
S&P 500® Index Portfolio	2009	$10.00	$10.17	0
	2010	$10.17	$11.47	0
	2011	$11.47	$11.49	1,747
International Portfolio	2009	$10.00	$9.85	0
	2010	$9.85	$11.33	2,237
	2011	$11.33	$9.44	2,438
International Small-Mid Company Portfolio	2009	$10.00	$10.10	0
	2010	$10.10	$11.91	0
	2011	$11.91	$9.67	0
Capital Appreciation Portfolio	2009	$10.00	$10.03	0
	2010	$10.03	$11.56	1,930
	2011	$11.56	$11.19	1,865
Millennium Portfolio	2009	$10.00	$10.12	1,952
	2010	$10.12	$12.39	0
	2011	$12.39	$12.10	0

Form 6726-NSLAC	54

Mid Cap Opportunity Portfolio	2009	$10.00	$10.42	0
	2010	$10.42	$12.27	3,113
	2011	$12.27	$11.68	3,101
Capital Growth Portfolio	2009	$10.00	$10.24	0
	2010	$10.24	$13.75	0
	2011	$13.75	$13.21	362
High Income Bond Portfolio	2009	$10.00	$10.45	1,420
	2010	$10.45	$11.74	23,516
	2011	$11.74	$12.18	27,582
Strategic Value Portfolio	2009	$10.00	$10.56	0
	2010	$10.56	$11.64	0
	2011	$11.64	$13.08	1,233
Nasdaq-100® Index Portfolio	2009	$10.00	$10.56	0
	2010	$10.56	$12.42	0
	2011	$12.42	$12.62	1,865
Aggressive Growth Portfolio	2009	$10.00	$10.16	0
	2010	$10.16	$11.00	0
	2011	$11.00	$10.26	1,566
Small Cap Growth Portfolio	2009	$10.00	$10.26	0
	2010	$10.26	$13.14	0
	2011	$13.14	$13.29	120
Bristol Portfolio	2009	$10.00	$10.05	2,220
	2010	$10.05	$11.19	22,103
	2011	$11.19	$10.23	28,125
Bryton Growth Portfolio	2009	$10.00	$9.95	1,698
	2010	$9.95	$12.15	16,822
	2011	$12.15	$10.86	23,467
Balanced Portfolio	2009	$10.00	$10.27	0
	2010	$10.27	$10.90	0
	2011	$10.90	$10.98	0
U.S. Equity Portfolio	2009	$10.00	$9.84	0
	2010	$9.84	$10.90	0
	2011	$10.90	$10.52	0
Income Opportunity Portfolio	2009	$10.00	$10.02	0
	2010	$10.02	$10.57	0
	2011	$10.57	$10.30	0

Form 6726-NSLAC	55

Target VIP Portfolio	2009	$10.00	$10.01	0
	2010	$10.01	$11.78	0
	2011	$11.78	$11.44	0
Target Equity/Income Portfolio	2009	$10.00	$10.07	0
	2010	$10.07	$12.21	0
	2011	$12.21	$10.69	0
Bristol Growth Portfolio	2009	$10.00	$10.24	0
	2010	$10.24	$11.45	14,726
	2011	$11.45	$11.08	17,734
AIM Vairable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Equity Fund (successor to Morgan Stanley UIF International Growth Equity Portfolio)	2009	$10.00	$10.09	5,594
	2010	$10.09	$10.92	20
	2011	$10.92	$10.00	21
AllianceBernstein Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Dynamic Asset Allocation Portfolio	2011	$10.00	$9.70	0
Dreyfus Variable Investment Fund (Service Shares)
Appreciation Portfolio	2009	$10.00	$10.16	0
	2010	$10.16	$11.51	0
	2011	$11.51	$12.32	0
Federated Insurance Series (Service Shares)
Federated Kaufmann Fund II	2009	$10.00	$10.11	0
	2010	$10.11	$11.73	490
	2011	$11.73	$9.99	509
Fidelity® Variable Insurance Products Funds (Service Class 2)
VIP Contrafund® Portfolio	2009	$10.00	$10.08	0
	2010	$10.08	$11.61	15,723
	2011	$11.61	$11.11	14,837
VIP Mid Cap Portfolio	2009	$10.00	$10.00	3,473
	2010	$10.00	$12.66	5,255
	2011	$12.66	$11.11	32,089

Form 6726-NSLAC	56

VIP Growth Portfolio	2009	$10.00	$10.22	0
	2010	$10.22	$12.47	0
	2011	$12.47	$12.27	0
VIP Equity-Income Portfolio	2009	$10.00	$9.90	0
	2010	$9.90	$11.20	0
	2011	$11.20	$11.10	0
VIP Real Estate Portfolio	2009	$10.00	$10.70	0
	2010	$10.70	$13.71	12,302
	2011	$13.71	$14.55	14,523
Franklin Templeton Variable Insurance Products Trust (Class 4)
Franklin Income Securities Fund	2009	$10.00	$10.45	0
	2010	$10.45	$11.58	1,622
	2011	$11.58	$11.66	4,717
Franklin Flex Cap Growth Securities Fund	2009	$10.00	$10.34	8,143
	2010	$10.34	$11.82	62,361
	2011	$11.82	$11.07	62,902
Templeton Foreign Securities Fund	2009	$10.00	$9.79	0
	2010	$9.79	$10.45	67,272
	2011	$10.45	$9.19	84,703
Franklin Templeton VIP Founding Funds Allocation Fund	2009	$10.00	$10.19	3,469
	2010	$10.19	$11.06	3,318
	2011	$11.06	$10.71	11,056
Goldman Sachs Variable Insurance Trust (Service Shares)
Goldman Sachs Large Cap Value Fund	2009	$10.00	$10.10	11,347
	2010	$10.10	$11.03	124,568
	2011	$11.03	$10.08	149,338
Goldman Sachs Structured U.S. Equity Fund	2009	$10.00	$10.12	3,434
	2010	$10.12	$11.22	3,285
	2011	$11.22	$11.48	0
Goldman Sachs Strategic Growth Fund	2009	$10.00	$10.40	0
	2010	$10.40	$11.31	0
	2011	$11.31	$10.82	0

Form 6726-NSLAC	57

Ivy Funds Variable Insurance Portfolios, Inc.
Ivy Funds VIP Asset Strategy	2009	$10.00	$9.94	4,506
	2010	$9.94	$10.64	20,285
	2011	$10.64	$9.72	36,632
Ivy Funds Global Natural Resources	2009	$10.00	$9.93	0
	2010	$9.93	$11.44	3,485
	2011	$11.44	$8.85	4,516
Ivy Funds VIP Science and Technology	2009	$10.00	$10.35	0
	2010	$10.35	$11.49	0
	2011	$11.49	$10.67	141
Janus Aspen Series (Service Shares)
Janus Portfolio	2009	$10.00	$10.29	0
	2010	$10.29	$11.58	0
	2011	$11.58	$10.77	952
Overseas Portfolio	2009	$10.00	$9.92	0
	2010	$9.92	$12.22	2,509
	2011	$12.22	$8.14	6,750
Worldwide Portfolio	2009	$10.00	$10.10	0
	2010	$10.10	$11.49	0
	2011	$11.49	$9.73	0
Balanced Portfolio	2009	$10.00	$10.18	0
	2010	$10.18	$10.84	0
	2011	$10.84	$10.82	589
Lazard Retirement Series, Inc. (Service Shares)
Lazard Retirement U.S. Small-Mid Cap Equity Portfolio	2009	$10.00	$10.46	2,357
	2010	$10.46	$12.75	13,707
	2011	$12.75	$11.42	23,593
Lazard Retirement Emerging Markets Equity Portfolio	2009	$10.00	$9.86	1,639
	2010	$9.86	$11.91	25,007
	2011	$11.91	$9.62	34,606
Lazard Retirement U.S. Strategic Equity Portfolio	2009	$10.00	$10.19	0
	2010	$10.19	$11.33	0
	2011	$11.33	$11.37	0

Form 6726-NSLAC	58

Lazard Retirement International Equity Portfolio	2009	$10.00	$9.84	7,172
	2010	$9.84	$10.34	79,803
	2011	$10.34	$9.44	97,668
Legg Mason Variable Partners Equity Trust (Class I Shares)
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio	2009	$10.00	$9.91	0
	2010	$9.91	$11.38	0
	2011	$11.38	$10.51	0
Legg Mason ClearBridge Variable Equity Income Builder Portfolio	2009	$10.00	$10.44	0
	2010	$10.44	$11.54	0
	2011	$11.54	$12.26	0
Legg Mason ClearBridge Variable Large Cap Value Portfolio	2009	$10.00	$10.14	0
	2010	$10.14	$10.93	233
	2011	$10.93	$11.30	868
MFS® Variable Insurance Trust (Service Class)
MFS® Investors Growth Stock Series	2009	$10.00	$10.42	0
	2010	$10.42	$11.51	0
	2011	$11.51	$11.38	0
MFS® New Discovery Series	2009	$10.00	$10.21	3,566
	2010	$10.21	$13.67	3,467
	2011	$13.67	$12.05	641
MFS® Total Return Series	2009	$10.00	$10.03	0
	2010	$10.03	$10.82	0
	2011	$10.82	$10.83	0
MFS® Mid Cap Growth Series	2009	$10.00	$10.19	0
	2010	$10.19	$12.97	0
	2011	$12.97	$11.98	0
Neuberger Berman Advisers Management Trust (S Class Shares)
AMT Mid Cap Intrinsic Value Portfolio (f/k/a AMT Regency Portfolio)	2009	$10.00	$10.11	0
	2010	$10.11	$12.54	0
	2011	$12.54	$11.52	0

Form 6726-NSLAC	59

Northern Lights Variable Trust (Class 2 Shares)
TOPS™ Protected Balanced ETF Portfolio	2011	$10.00	$9.77	0
TOPS™ Protected Moderate Growth ETF Portfolio	2011	$10.00	$9.69	0
TOPS™ Protected Growth ETF Portfolio	2011	$10.00	$9.56	0
PIMCO Variable Insurance Trust (Administrative Share Class)
Real Return Portfolio	2009	$10.00	$10.15	3,731
	2010	$10.15	$10.80	55,502
	2011	$10.80	$11.88	55,884
Total Return Portfolio	2009	$10.00	$10.05	19,878
	2010	$10.05	$10.70	215,056
	2011	$10.70	$10.92	238,112
Global Bond Portfolio (Unhedged)	2009	$10.00	$9.91	7,140
	2010	$9.91	$10.90	26,046
	2011	$10.90	$11.55	24,370
CommodityRealReturn® Strategy Portfolio	2009	$10.00	$10.61	1,402
	2010	$10.61	$13.01	12,980
	2011	$13.01	$11.84	19,163
The Prudential Series Fund, Inc. (Class II Shares)
Jennison Portfolio	2009	$10.00	$10.50	0
	2010	$10.50	$11.52	5,902
	2011	$11.52	$11.34	5,563
Jennison 20/20 Focus Portfolio	2009	$10.00	$10.54	3,044
	2010	$10.54	$11.15	56,142
	2011	$11.15	$10.48	45,965
Royce Capital Fund (Investment Class Shares)
Small Cap Portfolio	2009	$10.00	$9.98	1,490
	2010	$9.98	$11.84	21,708
	2011	$11.84	$11.28	29,812
Micro-Cap Portfolio	2009	$10.00	$10.20	0
	2010	$10.20	$13.06	332
	2011	$13.06	$11.30	524

Form 6726-NSLAC	60

The Universal Institutional Funds, Inc. (Class II)
Morgan Stanley UIF Core Plus Fixed Income Portfolio	2009	$10.00	$10.05	0
	2010	$10.05	$10.57	746
	2011	$10.57	$10.98	719
Morgan Stanley UIF U.S. Real Estate Portfolio	2009	$10.00	$10.66	1,923
	2010	$10.66	$13.60	74
	2011	$13.60	$14.15	185
Morgan Stanley UIF Growth Portfolio	2009	$10.00	$10.30	0
	2010	$10.30	$12.44	0
	2011	$12.44	$11.88	0

Form 6726-NSLAC	61

Statement of Additional Information Contents

National Security

Custodian

Independent Registered Public Accounting Firm

Underwriter

Calculation of Money Market Yield

Total Return

Financial Statements

1940 Act File Number 811-10619

1933 Act File Number 333-156428

Form 6726-NSLAC	62

National Security Variable Account N

of

National Security Life and Annuity Company

Administrative Office:

One Financial Way

Montgomery, Ohio 45242

Telephone 1-877-446-6020

NScore Lite II VA

Statement of Additional Information

May 1, 2012

This Statement of Additional Information is not a prospectus. Read it along with the prospectus for National Security Variable Account N (“VAN”) flexible purchase payment individual variable annuity contracts dated May 1, 2012. To get a free copy of the prospectus for VAN, write or call us at the above address.

TABLE OF CONTENTS

National Security	2
Custodian	2
Independent Registered Public Accounting Firm	2
Underwriter	2
Calculation of Money Market Yield	2
Total Return	2

National Security

National Security is licensed to issue life insurance and annuities in 18 states and the District of Columbia. We were incorporated under the laws of the State of New York in 1973 as the Urbaine Life Reinsurance Company. In 1993, we were purchased by Security Life of Denver Insurance Company and our name was changed to First ING Life Insurance Company of New York. Our name was changed to National Security Life and Annuity Company on January 4, 2002, when we were purchased by SMON Holdings, Inc., a Delaware corporation which was owned jointly by Security Mutual Life Insurance Company of New York “Security Mutual” and The Ohio National Life Insurance Company (“Ohio National Life”). In March 2007, Ohio National Life and Security Mutual became direct owners of our stock after SMON Holdings, Inc. was dissolved, and Ohio National Life purchased additional shares of our stock from Security Mutual, increasing its ownership to over 80% of our outstanding stock. In December 2011, Ohio National Life purchased all of the shares owned by Security Mutual, thus becoming 100% owner of National Security. Ohio National Life is an Ohio domiciled insurance company. Our home office is at 100 Court Street, Binghamton, New York 13902. Our administrative office is at One Financial Way, Montgomery, Ohio 45242.

Custodian

National Security Life and Annuity Company, the depositor, One Financial Way, Montgomery, Ohio 45242 , holds custody of VAN’s assets.

Independent Registered Public Accounting Firm

The financial statements of National Security Variable Account N and the financial statements and schedules of National Security Life and Annuity Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.

Underwriter

We offer the contracts continuously. The principal underwriter of the contracts is Ohio National Equities, Inc. (“ONEQ”), a wholly-owned subsidiary of ours. The aggregate amount of commissions paid to ONEQ for contracts issued by VAN, and the amounts retained by ONEQ, for each of the last three years have been:

Year	Aggregate Commissions	Retained Commissions
2011	$1,037,074	None
2010	$1,081,747	None
2009	$2,945,777	None

Calculation of Money Market Yield

The annualized current yield of the Money Market subaccount is calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one Money Market accumulation unit at the beginning of the seven-day period, subtracting a hypothetical charge reflecting deductions from the contract, and dividing the difference by the beginning value to obtain the seven-day return, and multiplying the difference by 365/7 (or 366/7 during a leap year). The result is rounded to the nearest hundredth of one percent.

Total Return

The average annual compounded rate of return for a contract for each subaccount over a given period is found by equating the initial amount invested to the ending redeemable value using the following formula:

P(1 + T)n = ERV

where:	P = a hypothetical initial payment of $1,000,

T = the average annual total return,

n = the number of years, and
ERV = the ending redeemable value of a hypothetical $1,000 beginning-of-period payment at the end of the period (or fractional portion thereof).

2

We will up-date standardized total return data based upon Fund performance in the subaccounts within 30 days after each calendar quarter.

In addition, we may present non-standardized total return data, using the above formula but based upon Fund performance before the date we first offered this series of contracts. This will be presented as if the same charges and deductions applying to these contracts had been in effect from the inception of each Fund. Note that, for purposes of these calculations, the $30 annual contract administration charge is equal to an annual percentage charge of 0.08%. There is no annual contract administration charge for contracts over $50,000. The effect of the waiver of that charge on contracts with total value more than $50,000 would be to increase the returns. The returns assume surrender of the contract and the waiver of deduction of the applicable surrender charge at the ends of the periods shown. However, these returns do not reflect any additional charges for optional additional benefit riders. If those charges were to apply, the returns below would be decreased accordingly.

3

ABOUT THIS REPORT

This report is a presentation of the National Security Variable Account N. Please note the variable account may offer more than one variable product. Some products may have different underlying mutual funds from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in National Security Variable Account N.

This Annual Report has four major sections:

Statements of Assets and Contract Owners’ Equity

These statements list all the underlying funds of the variable account, the number of shares owned, cost of shares, investments at fair value and contracts in accumulation period. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners transfer among the underlying funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed.

Statements of Operations

The Statements of Operations show income and expenses to the variable account from investment activity for reinvested dividends and risk and administrative expenses. Risk and administrative expenses are assessed through the daily unit value calculation and represent an expense to the variable account and its contract owners. These statements also show reinvested capital gains, the realized gain (loss) resulting from units being sold, and the change in unrealized gain (loss).

Statements of Changes in Contract Owners’ Equity

The Statements of Changes in Contract Owners’ Equity include the increase or decrease in Contract Owners’ Equity from Operations for income and expenses shown on the Statements of Operations. In addition, the Equity Transactions section of this statement illustrate contract purchase payments, extra credit fund deposits, transfers to and from fixed dollar contracts and other subaccounts, withdrawals and surrenders, surrender charges, annual contract charges, and annuity and death benefit payments. The sum of these two sections represents the Net Change in Contract Owners’ Equity which, when added to the beginning Contracts Owners’ Equity, equals Contract Owners’ Equity at the end of the reporting period. The Change in units section illustrates the number of units purchased and redeemed for each subaccount during the period reported.

Notes to Financial Statements

The Notes to Financial Statements provide further disclosures about the variable account and its underlying contract provisions.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2011

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)
Ohio National Fund, Inc.:
Equity Subaccount
83,075 Shares (Cost $1,985,265)	$1,568,459	$1,568,459
Money Market Subaccount
190,755 Shares (Cost $1,907,551)	1,907,551	1,907,551
Bond Subaccount
94,629 Shares (Cost $1,146,107)	1,329,539	1,329,539
Omni Subaccount
9,403 Shares (Cost $133,528)	143,016	143,016
International Subaccount
305,319 Shares (Cost $3,306,472)	3,150,893	3,150,893
Capital Appreciation Subaccount
70,657 Shares (Cost $1,233,931)	1,409,610	1,409,610
Millennium Subaccount
3,726 Shares (Cost $61,356)	80,110	80,110
International Small-Mid Company Subaccount
10,121 Shares (Cost $200,735)	194,019	194,019
Aggressive Growth Subaccount
46,595 Shares (Cost $358,173)	360,644	360,644
Small Cap Growth Subaccount
13,905 Shares (Cost $149,776)	183,688	183,688
Mid Cap Opportunity Subaccount
26,810 Shares (Cost $420,384)	477,489	477,489
S&P 500 Index Subaccount
88,442 Shares (Cost $1,101,899)	1,171,858	1,171,858
Strategic Value Subaccount
40,310 Shares (Cost $363,864)	423,252	423,252
High Income Bond Subaccount
313,224 Shares (Cost $3,469,327)	4,062,513	4,062,513
Capital Growth Subaccount
8,297 Shares (Cost $194,516)	224,032	224,032
Nasdaq-100 Index Subaccount
88,499 Shares (Cost $407,759)	517,719	517,719
Bristol Subaccount
289,897 Shares (Cost $3,249,966)	3,351,209	3,351,209
Bryton Growth Subaccount
224,444 Shares (Cost $2,485,414)	2,762,904	2,762,904
U.S. Equity Subaccount
64,590 Shares (Cost $752,809)	647,843	647,843

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2011

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)
Ohio National Fund, Inc.:
Balanced Subaccount
1,703 Shares (Cost $22,492)	$23,683	$23,683
Income Opportunity Subaccount
2,862 Shares (Cost $30,824)	33,939	33,939
Target VIP Subaccount
19,799 Shares (Cost $181,763)	176,014	176,014
Target Equity/Income Subaccount
122,726 Shares (Cost $1,352,660)	922,899	922,899
Bristol Growth Subaccount
190,356 Shares (Cost $1,640,164)	1,833,132	1,833,132
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount
1,595 Shares (Cost $29,749)	27,718	27,718
The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount
44,327 Shares (Cost $445,745)	450,803	450,803
U.S. Real Estate Subaccount
108,105 Shares (Cost $1,242,607)	1,459,416	1,459,416
Growth Subaccount (a)
20,356 Shares (Cost $318,081)	402,439	402,439
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (note 3):
Invesco V.I. International Growth Series II Subaccount
15,359 Shares (Cost $470,995)	400,575	400,575
Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount
517,610 Shares (Cost $5,716,582)	4,860,358	4,860,358
Structured U.S. Equity Subaccount
61,795 Shares (Cost $735,456)	667,391	667,391
Strategic Growth Subaccount
14,008 Shares (Cost $152,422)	163,058	163,058
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount
250,894 Shares (Cost $4,904,512)	4,694,233	4,694,233
U.S. Small-Mid Cap Equity Subaccount
276,794 Shares (Cost $2,650,432)	2,563,114	2,563,114
U.S. Strategic Equity Subaccount
23,912 Shares (Cost $218,935)	221,429	221,429
International Equity Subaccount
940,561 Shares (Cost $9,208,152)	8,775,432	8,775,432
The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2011

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)
The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount
375,404 Shares (Cost $5,012,654)	$5,488,412	$5,488,412
Jennison Subaccount
6,526 Shares (Cost $126,058)	149,381	149,381
Fidelity Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount
191,808 Shares (Cost $5,674,893)	5,481,877	5,481,877
VIP Contrafund Subaccount
184,987 Shares (Cost $4,207,732)	4,188,095	4,188,095
VIP Growth Subaccount
1,781 Shares (Cost $62,064)	65,056	65,056
VIP Equity-Income Subaccount
62,935 Shares (Cost $1,355,776)	1,158,626	1,158,626
VIP Real Estate Subaccount
136,241 Shares (Cost $1,700,019)	2,024,540	2,024,540
Janus Aspen Series - Service Shares:
Janus Subaccount
30,690 Shares (Cost $641,205)	693,601	693,601
Worldwide Subaccount
1,486 Shares (Cost $40,729)	37,893	37,893
Balanced Subaccount
24,785 Shares (Cost $663,458)	687,533	687,533
Overseas Subaccount
90,591 Shares (Cost $4,085,893)	3,389,897	3,389,897
J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount
8,533 Shares (Cost $100,224)	121,339	121,339
Mid Cap Value Subaccount
324,184 Shares (Cost $1,528,416)	2,223,905	2,223,905
MFS Variable Insurance Trust - Service Class:
New Discovery Subaccount
20,347 Shares (Cost $290,018)	279,567	279,567
Investors Growth Stock Subaccount
4,771 Shares (Cost $41,592)	51,379	51,379
Mid Cap Growth Subaccount
44,494 Shares (Cost $255,637)	243,829	243,829
Total Return Subaccount
34,337 Shares (Cost $580,747)	628,716	628,716

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2011

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount
528,997 Shares (Cost $6,900,644)	$7,379,503	$7,379,503
Total Return Subaccount
2,129,267 Shares (Cost $23,475,774)	23,464,526	23,464,526
Global Bond Subaccount
253,721 Shares (Cost $3,432,050)	3,508,960	3,508,960
CommodityRealReturn Strategy Subaccount
358,672 Shares (Cost $2,993,328)	2,582,436	2,582,436
Royce Capital Fund - Investment Class:
Micro-Cap Subaccount
120,730 Shares (Cost $1,203,022)	1,256,799	1,256,799
Small-Cap Subaccount
529,244 Shares (Cost $4,833,635)	5,329,487	5,329,487
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount
12,016 Shares (Cost $417,088)	453,500	453,500
Franklin Templeton Variable Insurance Products Trust - Class 2:
Templeton Foreign Securities Subaccount
151,029 Shares (Cost $2,029,504)	1,896,928	1,896,928
Franklin Flex Cap Growth Securities Subaccount
88,177 Shares (Cost $1,026,237)	1,066,056	1,066,056
Franklin Income Securities Subaccount
59,609 Shares (Cost $913,425)	853,601	853,601
Legg Mason Partners Variable Equity Trust - Class I:
Legg Mason ClearBridge Variable Fundamental All Cap Value Subaccount
6,634 Shares (Cost $133,694)	120,664	120,664
Legg Mason ClearBridge Variable Equity Income Builder Subaccount
2,490 Shares (Cost $26,124)	26,025	26,025
Legg Mason ClearBridge Variable Large Cap Value Subaccount
1,233 Shares (Cost $16,262)	16,701	16,701
Neuberger Berman Advisers Management Trust - S Class:
AMT Regency Subaccount
59,103 Shares (Cost $808,052)	910,783	910,783
Federated Insurance Series - Service Shares:
Kaufmann Fund II Subaccount
19,824 Shares (Cost $228,647)	250,574	250,574

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Assets and Contract Owners’ Equity	December 31, 2011

	Assets	Contract owners’ equity
	Investments, at fair value	Contracts in accumulation period (note 6)
Goldman Sachs Variable Insurance Trust - Service Shares:
Large Cap Value Subaccount
1,249,438 Shares (Cost $11,429,441)	$11,719,724	$11,719,724
Structured U.S. Equity Subaccount
131 Shares (Cost $1,259)	1,419	1,419
Strategic Growth Subaccount
10,964 Shares (Cost $122,549)	127,506	127,506
Franklin Templeton Variable Insurance Products Trust - Class 4:
Templeton Foreign Securities Subaccount
496,709 Shares (Cost $6,285,338)	6,288,337	6,288,337
Franklin Flex Cap Growth Securities Subaccount
465,030 Shares (Cost $5,015,440)	5,585,011	5,585,011
Franklin Income Securities Subaccount
77,956 Shares (Cost $1,054,400)	1,133,481	1,133,481
Franklin Templeton VIP Founding Funds Allocation Subaccount
69,549 Shares (Cost $496,429)	527,185	527,185
Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount
435,540 Shares (Cost $3,963,585)	3,966,772	3,966,772
VIP Global Natural Resources Subaccount
187,979 Shares (Cost $1,050,454)	993,599	993,599
VIP Science and Technology Subaccount
15,117 Shares (Cost $233,503)	230,479	230,479
Northern Lights Variable Trust - Class II:
TOPS™ Protected Balanced ETF Subaccount
8,036 Shares (Cost $79,397)	79,478	79,478

Totals	$158,325,161	$158,325,161

(a)	Name change was effective April 29, 2011:

Growth Subaccount formerly known as Capital Growth Subaccount

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2011

	Ohio National Fund, Inc.
								International
		Money				Capital		Small-Mid
	Equity	Market	Bond	Omni	International	Appreciation	Millennium	Company
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2011	2011	2011	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$14,132	$0	$0	$1,965	$0	$5,751	$0	$0
Risk and administrative expense (note 2)	(23,174)	(29,448)	(19,296)	(1,858)	(48,308)	(20,011)	(1,217)	(2,791)

Net investment activity	(9,042)	(29,448)	(19,296)	107	(48,308)	(14,260)	(1,217)	(2,791)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(57,547)	(6)	81,238	576	27,846	26,790	9,169	5,983
Unrealized gain (loss)	(13,896)	0	5,985	(8,671)	(543,798)	(49,649)	(9,190)	(43,985)

Net gain (loss) on investments	(71,443)	(6)	87,223	(8,095)	(515,952)	(22,859)	(21)	(38,002)

Net increase (decrease) in contract owners’ equity from operations	$(80,485)	$(29,454)	$67,927	$(7,988)	$(564,260)	$(37,119)	$(1,238)	$(40,793)

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2011

	Ohio National Fund, Inc.
	Aggressive	Small Cap	Mid Cap	S&P 500	Strategic	High Income	Capital	Nasdaq-100
	Growth	Growth	Opportunity	Index	Value	Bond	Growth	Index
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2011	2011	2011	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$0	$0	$0	$15,863	$6,728	$0	$0	$1,929
Risk and administrative expense (note 2)	(4,980)	(2,112)	(6,846)	(12,877)	(5,091)	(50,601)	(3,342)	(7,221)

Net investment activity	(4,980)	(2,112)	(6,846)	2,986	1,637	(50,601)	(3,342)	(5,292)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	1,536	12,643	10,659	7,296	3,754	111,789	10,383	16,692
Unrealized gain (loss)	(20,527)	(8,479)	(25,561)	(7,402)	39,052	76,044	(15,706)	(2,704)

Net gain (loss) on investments	(18,991)	4,164	(14,902)	(106)	42,806	187,833	(5,323)	13,988

Net increase (decrease) in contract owners’ equity from operations	$(23,971)	$2,052	$(21,748)	$2,880	$44,443	$137,232	$(8,665)	$8,696

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2011

	Ohio National Fund, Inc.
							Target Equity/ Income	Bristol Growth
		Bryton Growth			Income Opportunity	Target VIP
	Bristol		U.S. Equity	Balanced
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2011	2011	2011	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$15,866	$0	$0	$456	$0	$1,791	$15,930	$6,755
Risk and administrative expense (note 2)	(42,967)	(33,181)	(7,865)	(329)	(352)	(2,413)	(14,012)	(22,424)

Net investment activity	(27,101)	(33,181)	(7,865)	127	(352)	(622)	1,918	(15,669)

Reinvested capital gains	0	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	36,584	39,700	(22,649)	30	93	387	(26,142)	29,843
Unrealized gain (loss)	(273,848)	(233,636)	20,813	(26)	265	(4,269)	(107,854)	(67,162)

Net gain (loss) on investments	(237,264)	(193,936)	(1,836)	4	358	(3,882)	(133,996)	(37,319)

Net increase (decrease) in contract owners’ equity from operations	$(264,365)	$(227,117)	$(9,701)	$131	$6	$(4,504)	$(132,078)	$(52,988)

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2011

	Wells Fargo Advantage Variable Trust Funds	The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF)			AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
	Opportunity Subaccount	Core Plus Fixed Income Subaccount	U.S. Real Estate Subaccount	Growth Subaccount	Invesco Van Kampen V.I. Intl. Growth Equity Series II Subaccount (note 3)	Invesco V.I. International Growth Series II Subaccount (note 3)
	2011	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$42	$17,149	$8,094	$0	$15,831	$0
Risk and administrative expense (note 2)	(411)	(6,733)	(20,680)	(4,535)	(1,824)	(3,537)

Net investment activity	(369)	10,416	(12,586)	(4,535)	14,007	(3,537)

Reinvested capital gains	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(13)	822	28,619	12,102	113,929	(1,365)
Unrealized gain (loss)	(1,653)	8,408	49,504	(24,148)	(87,598)	(70,420)

Net gain (loss) on investments	(1,666)	9,230	78,123	(12,046)	26,331	(71,785)

Net increase (decrease) in contract owners’ equity from operations	$(2,035)	$19,646	$65,537	$(16,581)	$40,338	$(75,322)

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2011

	Goldman Sachs Variable
	Insurance Trust - Institutional Shares			Lazard Retirement Series, Inc. - Service Shares:
				Emerging	U.S.	U.S.
	Large Cap	Structured	Strategic	Markets	Small-Mid	Strategic	International
	Value	U.S. Equity	Growth	Equity	Cap Equity	Equity	Equity
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2011	2011	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$64,357	$11,867	$774	$102,280	$0	$2,276	$182,259
Risk and administrative expense (note 2)	(68,986)	(9,951)	(2,587)	(65,542)	(28,877)	(1,829)	(111,873)

Net investment activity	(4,629)	1,916	(1,813)	36,738	(28,877)	447	70,386

Reinvested capital gains	0	0	0	0	191,520	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(71,346)	(12,931)	5,644	76,984	28,572	29	47,275
Unrealized gain (loss)	(328,835)	29,680	(9,038)	(1,152,132)	(436,171)	2,089	(857,919)

Net gain (loss) on investments	(400,181)	16,749	(3,394)	(1,075,148)	(407,599)	2,118	(810,644)

Net increase (decrease) in contract owners’ equity from operations	$(404,810)	$18,665	$(5,207)	$(1,038,410)	$(244,956)	$2,565	$(740,258)

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2011

	The Prudential Series
	Fund, Inc. - Class II		Fidelity Variable Insurance Products Fund - Service Class 2
	Jennison		VIP	VIP	VIP	VIP Equity-	VIP Real
	20/20 Focus	Jennison	Mid Cap	Contrafund	Growth	Income	Estate
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2011	2011	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$0	$0	$1,333	$34,842	$87	$27,526	$18,501
Risk and administrative expense (note 2)	(84,878)	(2,206)	(57,540)	(58,484)	(648)	(16,722)	(23,629)

Net investment activity	(84,878)	(2,206)	(56,207)	(23,642)	(561)	10,804	(5,128)

Reinvested capital gains	0	0	10,475	0	207	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	518,365	2,102	58,998	38,745	770	(51,075)	48,842
Unrealized gain (loss)	(660,287)	(1,730)	(731,950)	(179,869)	1,135	34,430	78,261

Net gain (loss) on investments	(141,922)	372	(672,952)	(141,124)	1,905	(16,645)	127,103

Net increase (decrease) in contract owners’ equity from operations	$(226,800)	$(1,834)	$(718,684)	$(164,766)	$1,551	$(5,841)	$121,975

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2011

					J.P. Morgan Insurance
	Janus Aspen Series - Service Shares				Trust - Class I
					Small Cap	Mid Cap
	Janus	Worldwide	Balanced	Overseas	Core	Value
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2011	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$3,308	$188	$15,419	$15,047	$158	$30,352
Risk and administrative expense (note 2)	(9,724)	(464)	(9,109)	(55,357)	(1,770)	(31,915)

Net investment activity	(6,416)	(276)	6,310	(40,310)	(1,612)	(1,563)

Reinvested capital gains	0	0	35,491	39,578	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	33,996	21	3,416	38,458	5,241	86,464
Unrealized gain (loss)	(77,067)	(5,480)	(45,095)	(1,623,248)	(9,377)	(62,042)

Net gain (loss) on investments	(43,071)	(5,459)	(41,679)	(1,584,790)	(4,136)	24,422

Net increase (decrease) in contract owners’ equity from operations	$(49,487)	$(5,735)	$122	$(1,585,522)	$(5,748)	$22,859

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2011

	MFS Variable Insurance Trust -				PIMCO Variable Insurance Trust -
	Service Class				Administrative Shares
								Commodity
	New	Investors	Mid Cap	Total	Real	Total	Global	RealReturn
	Discovery	Growth Stock	Growth	Return	Return	Return	Bond	Strategy
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2011	2011	2011	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$0	$139	$0	$13,442	$152,891	$602,484	$85,386	$346,734
Risk and administrative expense (note 2)	(4,449)	(728)	(3,543)	(7,195)	(94,542)	(297,627)	(43,419)	(32,326)

Net investment activity	(4,449)	(589)	(3,543)	6,247	58,349	304,857	41,967	314,408

Reinvested capital gains	43,145	0	0	0	210,571	334,893	77,094	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	3,610	171	1,105	3,079	166,038	82,882	58,391	4,165
Unrealized gain (loss)	(85,433)	(108)	(16,242)	(7,107)	264,630	(245,846)	12,079	(577,171)

Net gain (loss) on investments	(81,823)	63	(15,137)	(4,028)	430,668	(162,964)	70,470	(573,006)

Net increase (decrease) in contract owners’ equity from operations	$(43,127)	$(526)	$(18,680)	$2,219	$699,588	$476,786	$189,531	$(258,598)

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2011

			Dreyfus
			Variable
			Investment
	Royce Capital Fund -		Fund -	Franklin Templeton Variable
	Investment Class		Service Shares	Insurance Products Trust - Class 2
				Templeton	Franklin Flex	Franklin
				Foreign	Cap Growth	Income
	Micro-Cap	Small-Cap	Appreciation	Securities	Securities	Securities
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2011	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$33,383	$18,873	$5,951	$35,577	$0	$52,103
Risk and administrative expense (note 2)	(17,775)	(66,202)	(4,967)	(26,496)	(15,050)	(11,796)

Net investment activity	15,608	(47,329)	984	9,081	(15,050)	40,307

Reinvested capital gains	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	38,379	114,340	1,557	9,824	40,307	(5,013)
Unrealized gain (loss)	(235,501)	(321,779)	25,128	(257,274)	(78,467)	(28,373)

Net gain (loss) on investments	(197,122)	(207,439)	26,685	(247,450)	(38,160)	(33,386)

Net increase (decrease) in contract owners’ equity from operations	$(181,514)	$(254,768)	$27,669	$(238,369)	$(53,210)	$6,921

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2011

				Neuberger	ALPS
				Berman	Variable	Federated
				Advisers	Insurance	Insurance
	Legg Mason Partners Variable			Management	Trust -	Series -
	Equity Trust - Class I			Trust - S Class	Class II	Service Shares
	Legg Mason	Legg Mason	Legg Mason
	ClearBridge	ClearBridge	ClearBridge
	Variable	Variable	Variable		AVS Listed
	Fundamental	Equity Income	Large Cap	AMT	Private	Kaufmann
	All Cap Value	Builder	Value	Regency	Equity	Fund II
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2011	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$1,744	$0	$393	$3,893	$0	$2,262
Risk and administrative expense (note 2)	(1,490)	(2)	(249)	(13,010)	(14)	(3,588)

Net investment activity	254	(2)	144	(9,117)	(14)	(1,326)

Reinvested capital gains	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	(7,250)	(1)	139	28,140	(4,137)	3,292
Unrealized gain (loss)	(3,235)	(99)	187	(84,812)	3,990	(42,663)

Net gain (loss) on investments	(10,485)	(100)	326	(56,672)	(147)	(39,371)

Net increase (decrease) in contract owners’ equity from operations	$(10,231)	$(102)	$470	$(65,789)	$(161)	$(40,697)

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2011

	Goldman Sachs Variable			Franklin Templeton Variable
	Insurance Trust - Service Shares			Insurance Products Trust - Class 4
							Franklin
				Templeton	Franklin Flex	Franklin	Templeton VIP
	Large Cap	Structured	Strategic	Foreign	Cap Growth	Income	Founding Funds
	Value	U.S. Equity	Growth	Securities	Securities	Securities	Allocation
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
	2011	2011	2011	2011	2011	2011	2011
Investment activity:
Reinvested dividends	$128,785	$22	$294	$109,259	$0	$61,934	$55
Risk and administrative expense (note 2)	(146,510)	(654)	(1,511)	(80,335)	(76,385)	(13,226)	(5,381)

Net investment activity	(17,725)	(632)	(1,217)	28,924	(76,385)	48,708	(5,326)

Reinvested capital gains	0	0	0	0	0	0	0

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	186,942	4,525	4,887	79,028	326,363	8,257	1,863
Unrealized gain (loss)	(1,077,308)	(4,897)	(10,253)	(885,666)	(552,591)	(46,504)	(6,936)

Net gain (loss) on investments	(890,366)	(372)	(5,366)	(806,638)	(226,228)	(38,247)	(5,073)

Net increase (decrease) in contract owners’ equity from operations	$(908,091)	$(1,004)	$(6,583)	$(777,714)	$(302,613)	$10,461	$(10,399)

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Operations	For the Period Ended December 31, 2011

				Northern Lights
	Ivy Funds Variable Insurance			Variable Trust -
	Portfolios, Inc.			Class II
		VIP Global	VIP	TOPS™
	VIP Asset	Natural	Science and	Protected
	Strategy	Resources	Technology	Balanced ETF	Total
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccounts
	2011	2011	2011	2011 (a)	2011
Investment activity:
Reinvested dividends	$38,658	$0	$0	$0	$2,333,118
Risk and administrative expense (note 2)	(51,123)	(15,738)	(3,621)	(115)	(2,081,594)

Net investment activity	(12,465)	(15,738)	(3,621)	(115)	251,524

Reinvested capital gains	0	0	9,463	0	952,437

Realized and unrealized gain (loss) on investments:
Realized gain (loss)	27,374	35,914	6,261	(813)	2,558,930
Unrealized gain (loss)	(380,064)	(322,960)	(33,110)	81	(12,453,060)

Net gain (loss) on investments	(352,690)	(287,046)	(26,849)	(732)	(9,894,130)

Net increase (decrease) in contract owners’ equity from operations	$(365,155)	$(302,784)	$(21,007)	$(847)	$(8,690,169)

(a)	Period from June 21, 2011, date of commencement of operations

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Ohio National Fund, Inc.
	Equity		Money Market		Bond		Omni
	Subaccount		Subaccount		Subaccount		Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(9,042)	$(19,843)	$(29,448)	$(35,309)	$(19,296)	$(18,492)	$107	$813
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	(57,547)	(67,340)	(6)	(5)	81,238	22,276	576	649
Unrealized gain (loss)	(13,896)	205,563	0	0	5,985	79,053	(8,671)	16,167

Net increase (decrease) in contract owners’ equity from operations	(80,485)	118,380	(29,454)	(35,314)	67,927	82,837	(7,988)	17,629

Equity transactions:
Contract purchase payments (note 1)	1,795	5,513	104,461	117,204	32,916	25,187	0	0
Extra credit fund deposit (note 1)	55	50	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(45,489)	38,426	(29,988)	471,242	(111,748)	44,189	(515)	34,279
Transfers (to) and from fixed dollar contract	(11,676)	(7,088)	47,854	(418,343)	5,371	12,679	0	1,407
Withdrawals and surrenders	(54,361)	(74,730)	(249,067)	(163,918)	(77,462)	(26,465)	(412)	(6,385)
Surrender charges (note 2)	(303)	(417)	(2,705)	(342)	(1,342)	(475)	(1)	(75)
Annual contract charges (note 2)	(12,441)	(12,750)	(15,098)	(20,100)	(8,826)	(8,321)	(639)	(607)
Annuity and death benefit payments	(19,563)	(8,738)	(188,007)	(43,609)	(24,861)	(12,413)	(943)	(37)

Net equity transactions	(141,983)	(59,734)	(332,550)	(57,866)	(185,952)	34,381	(2,510)	28,582

Net change in contract owners’ equity	(222,468)	58,646	(362,004)	(93,180)	(118,025)	117,218	(10,498)	46,211
Contract owners’ equity:
Beginning of period	1,790,927	1,732,281	2,269,555	2,362,735	1,447,564	1,330,346	153,514	107,303

End of period	$1,568,459	$1,790,927	$1,907,551	$2,269,555	$1,329,539	$1,447,564	$143,016	$153,514

Change in units:
Beginning units	236,829	243,859	189,888	195,076	91,207	88,469	16,064	12,477

Units purchased	5,944	17,449	160,688	196,505	24,324	12,446	144	4,464
Units redeemed	(24,917)	(24,479)	(188,317)	(201,693)	(34,533)	(9,708)	(403)	(877)

Ending units	217,856	236,829	162,259	189,888	80,998	91,207	15,805	16,064

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Ohio National Fund, Inc.
							International Small- Mid
	International		Capital Appreciation		Millennium		Company
	Subaccount		Subaccount		Subaccount		Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(48,308)	$(48,220)	$(14,260)	$(15,608)	$(1,217)	$(9,659)	$(2,791)	$(2,700)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	27,846	(17,391)	26,790	9,424	9,169	91,219	5,983	159
Unrealized gain (loss)	(543,798)	583,596	(49,649)	218,653	(9,190)	(109,363)	(43,985)	41,249

Net increase (decrease) in contract owners’ equity from operations	(564,260)	517,985	(37,119)	212,469	(1,238)	(27,803)	(40,793)	38,708

Equity transactions:
Contract purchase payments (note 1)	11,295	27,780	0	35,000	4,493	133,550	7,283	0
Extra credit fund deposit (note 1)	0	0	0	0	0	181	0	0
Transfers (to) and from other subaccounts	214,789	(106,589)	8,580	(20,674)	(21,642)	(1,414,967)	(9,123)	(8,753)
Transfers (to) and from fixed dollar contract	(42,502)	(10,422)	(19,527)	25,180	0	148,022	1,167	4,824
Withdrawals and surrenders	(141,579)	(173,640)	(59,186)	(51,473)	(8,840)	(2,323)	(9,552)	(2,331)
Surrender charges (note 2)	(508)	(932)	(98)	(433)	0	(81)	0	0
Annual contract charges (note 2)	(25,235)	(25,278)	(11,031)	(10,588)	(835)	(5,185)	(1,454)	(1,517)
Annuity and death benefit payments	(42,006)	(24,235)	(10,491)	(10,508)	(35)	(11,536)	(1,696)	(638)

Net equity transactions	(25,746)	(313,316)	(91,753)	(33,496)	(26,859)	(1,152,339)	(13,375)	(8,415)

Net change in contract owners’ equity	(590,006)	204,669	(128,872)	178,973	(28,097)	(1,180,142)	(54,168)	30,293
Contract owners’ equity:
Beginning of period	3,740,899	3,536,230	1,538,482	1,359,509	108,207	1,288,349	248,187	217,894

End of period	$3,150,893	$3,740,899	$1,409,610	$1,538,482	$80,110	$108,207	$194,019	$248,187

Change in units:
Beginning units	348,402	379,395	78,953	79,745	13,623	195,507	14,843	15,397

Units purchased	40,907	31,264	3,780	7,344	545	40,386	1,913	611
Units redeemed	(37,818)	(62,257)	(8,182)	(8,136)	(3,853)	(222,270)	(2,441)	(1,165)

Ending units	351,491	348,402	74,551	78,953	10,315	13,623	14,315	14,843

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Ohio National Fund, Inc.
	Aggressive Growth		Small Cap Growth		Mid Cap Opportunity		S&P 500 Index
	Subaccount		Subaccount		Subaccount		Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(4,980)	$(4,144)	$(2,112)	$(1,728)	$(6,846)	$(6,161)	$2,986	$925
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	1,536	179	12,643	1,726	10,659	927	7,296	(2,105)
Unrealized gain (loss)	(20,527)	30,578	(8,479)	38,506	(25,561)	85,757	(7,402)	110,086

Net increase (decrease) in contract owners’ equity from operations	(23,971)	26,613	2,052	38,504	(21,748)	80,523	2,880	108,906

Equity transactions:
Contract purchase payments (note 1)	5,373	2,095	4,936	6,254	3,259	58,367	193,944	266,419
Extra credit fund deposit (note 1)	0	0	0	0	0	362	0	9,176
Transfers (to) and from other subaccounts	4,270	125,391	5,727	(9,458)	(14,119)	(13,502)	10,885	10,427
Transfers (to) and from fixed dollar contract	16,841	18,843	595	2,939	0	602	105,407	(124,285)
Withdrawals and surrenders	(10,469)	0	(1,512)	(3,074)	(14,939)	(7,114)	0	(755)
Surrender charges (note 2)	0	0	0	(46)	(1)	(75)	0	0
Annual contract charges (note 2)	(3,333)	(2,422)	(753)	(628)	(4,108)	(3,479)	(7,932)	(6,389)
Annuity and death benefit payments	(2,468)	(1,919)	(78)	(63)	(345)	(177)	(2,921)	(3,193)

Net equity transactions	10,214	141,988	8,915	(4,076)	(30,253)	34,984	299,383	151,400

Net change in contract owners’ equity	(13,757)	168,601	10,967	34,428	(52,001)	115,507	302,263	260,306
Contract owners’ equity:
Beginning of period	374,401	205,800	172,721	138,293	529,490	413,983	869,595	609,289

End of period	$360,644	$374,401	$183,688	$172,721	$477,489	$529,490	$1,171,858	$869,595

Change in units:
Beginning units	58,554	34,843	23,025	23,748	36,428	33,126	74,305	58,967

Units purchased	5,210	25,264	7,031	1,398	2,172	5,429	31,611	37,859
Units redeemed	(4,957)	(1,553)	(6,216)	(2,121)	(4,096)	(2,127)	(6,023)	(22,521)

Ending units	58,807	58,554	23,840	23,025	34,504	36,428	99,893	74,305

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Ohio National Fund, Inc.
	Strategic Value		High Income Bond		Capital Growth		Nasdaq-100 Index
	Subaccount		Subaccount		Subaccount		Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$1,637	$7,571	$(50,601)	$(31,701)	$(3,342)	$(1,276)	$(5,292)	$(4,577)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	3,754	5,548	111,789	60,229	10,383	3,937	16,692	5,455
Unrealized gain (loss)	39,052	11,341	76,044	279,034	(15,706)	43,971	(2,704)	81,986

Net increase (decrease) in contract owners’ equity from operations	44,443	24,460	137,232	307,562	(8,665)	46,632	8,696	82,864

Equity transactions:
Contract purchase payments (note 1)	36,613	913	484,691	267,157	50,920	0	25,000	15,000
Extra credit fund deposit (note 1)	0	0	400	340	0	0	0	0
Transfers (to) and from other subaccounts	15,935	184,506	(194,610)	980,707	(22,569)	99,860	(35,194)	(13,902)
Transfers (to) and from fixed dollar contract	18,041	3,740	259,670	439,092	5,052	2,869	(4,216)	13,668
Withdrawals and surrenders	0	0	(64,005)	(18,152)	(1,046)	(1,215)	(14,595)	(16,130)
Surrender charges (note 2)	0	0	(1,919)	(226)	0	0	(25)	(58)
Annual contract charges (note 2)	(2,668)	(463)	(29,578)	(16,983)	(1,920)	(530)	(3,255)	(3,021)
Annuity and death benefit payments	(1,419)	(436)	(69,060)	(23,882)	(1,855)	(879)	(3,529)	(2,243)

Net equity transactions	66,502	188,260	385,589	1,628,053	28,582	100,105	(35,814)	(6,686)

Net change in contract owners’ equity	110,945	212,720	522,821	1,935,615	19,917	146,737	(27,118)	76,178
Contract owners’ equity:
Beginning of period	312,307	99,587	3,539,692	1,604,077	204,115	57,378	544,837	468,659

End of period	$423,252	$312,307	$4,062,513	$3,539,692	$224,032	$204,115	$517,719	$544,837

Change in units:
Beginning units	31,856	11,219	210,186	102,926	7,777	2,941	107,577	110,919

Units purchased	8,941	27,990	67,262	124,960	3,642	6,390	4,327	6,617
Units redeemed	(2,725)	(7,353)	(33,906)	(17,700)	(2,373)	(1,554)	(14,310)	(9,959)

Ending units	38,072	31,856	243,542	210,186	9,046	7,777	97,594	107,577

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Ohio National Fund, Inc.
	Bristol		Bryton Growth		U.S. Equity		Balanced
	Subaccount		Subaccount		Subaccount		Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(27,101)	$(16,862)	$(33,181)	$(26,831)	$(7,865)	$(3,922)	$127	$153
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	36,584	21,870	39,700	53,398	(22,649)	(8,573)	30	52
Unrealized gain (loss)	(273,848)	340,463	(233,636)	419,662	20,813	80,831	(26)	1,060

Net increase (decrease) in contract owners’ equity from operations	(264,365)	345,471	(227,117)	446,229	(9,701)	68,336	131	1,265

Equity transactions:
Contract purchase payments (note 1)	333,556	306,828	281,642	282,202	50,000	25,000	2,275	0
Extra credit fund deposit (note 1)	240	255	180	170	0	0	0	0
Transfers (to) and from other subaccounts	178,239	(50,094)	300,588	(375,330)	61,305	8,480	(16)	0
Transfers (to) and from fixed dollar contract	172,530	333,262	130,371	256,218	0	0	312	6,379
Withdrawals and surrenders	(63,918)	(43,285)	(40,767)	(32,967)	(148,741)	(20,105)	0	(1,002)
Surrender charges (note 2)	(800)	(339)	(563)	(197)	(30)	0	0	0
Annual contract charges (note 2)	(25,823)	(18,858)	(19,930)	(15,140)	(2,281)	(2,272)	(75)	(69)
Annuity and death benefit payments	(40,556)	(24,053)	(30,224)	(21,245)	0	0	0	0

Net equity transactions	553,468	503,716	621,297	93,711	(39,747)	11,103	2,496	5,308

Net change in contract owners’ equity	289,103	849,187	394,180	539,940	(49,448)	79,439	2,627	6,573
Contract owners’ equity:
Beginning of period	3,062,106	2,212,919	2,368,724	1,828,784	697,291	617,852	21,056	14,483

End of period	$3,351,209	$3,062,106	$2,762,904	$2,368,724	$647,843	$697,291	$23,683	$21,056

Change in units:
Beginning units	238,217	189,916	193,606	183,266	72,141	70,896	1,577	1,153

Units purchased	65,436	81,251	72,560	66,589	13,092	3,692	225	507
Units redeemed	(17,323)	(32,950)	(15,083)	(56,249)	(15,916)	(2,447)	(10)	(83)

Ending units	286,330	238,217	251,083	193,606	69,317	72,141	1,792	1,577

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Ohio National Fund, Inc.
	Income Opportunity		Target VIP		Target Equity/Income		Bristol Growth
	Subaccount		Subaccount		Subaccount		Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(352)	$(267)	$(622)	$335	$1,918	$(1,123)	$(15,669)	$(4,437)
Reinvested capital gains	0	0	0	0	0	0	0	0
Realized gain (loss)	93	28	387	(1,847)	(26,142)	(41,510)	29,843	14,804
Unrealized gain (loss)	265	1,330	(4,269)	30,949	(107,854)	243,795	(67,162)	258,006

Net increase (decrease) in contract owners’ equity from operations	6	1,091	(4,504)	29,437	(132,078)	201,162	(52,988)	268,373

Equity transactions:
Contract purchase payments (note 1)	0	0	1,000	0	0	0	215,224	93,887
Extra credit fund deposit (note 1)	0	0	40	0	0	0	160	170
Transfers (to) and from other subaccounts	13,798	466	(5,352)	24,167	(9,021)	(34,831)	66,767	1,000,270
Transfers (to) and from fixed dollar contract	0	0	0	0	0	0	130,104	105,423
Withdrawals and surrenders	0	0	(5,002)	(5,686)	(33,306)	(17,889)	(17,453)	(5,487)
Surrender charges (note 2)	0	0	0	0	0	0	(385)	(45)
Annual contract charges (note 2)	(194)	(34)	(1,844)	(1,584)	(14,146)	(14,253)	(13,752)	(5,389)
Annuity and death benefit payments	(248)	0	(3,565)	(145)	(6,861)	(725)	(20,618)	(3,495)

Net equity transactions	13,356	432	(14,723)	16,752	(63,334)	(67,698)	360,047	1,185,334

Net change in contract owners’ equity	13,362	1,523	(19,227)	46,189	(195,412)	133,464	307,059	1,453,707
Contract owners’ equity:
Beginning of period	20,577	19,054	195,241	149,052	1,118,311	984,847	1,526,073	72,366

End of period	$33,939	$20,577	$176,014	$195,241	$922,899	$1,118,311	$1,833,132	$1,526,073

Change in units:
Beginning units	1,883	1,842	21,787	19,607	129,073	138,179	157,781	8,519

Units purchased	1,356	44	107	3,246	47	408	44,303	158,975
Units redeemed	(56)	(3)	(1,720)	(1,066)	(7,667)	(9,514)	(10,376)	(9,713)

Ending units	3,183	1,883	20,174	21,787	121,453	129,073	191,708	157,781

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Wells Fargo Advantage		The Universal Institutional Funds, Inc. -
	Variable Trust Funds		Class II (Morgan Stanley UIF)
			Core Plus
	Opportunity		Fixed Income		U.S. Real Estate
	Subaccount		Subaccount		Subaccount
	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(369)	$(165)	$10,416	$21,991	$(12,586)	$31,741
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	(13)	(92)	822	(915)	28,619	(159,017)
Unrealized gain (loss)	(1,653)	5,670	8,408	9,746	49,504	560,479

Net increase (decrease) in contract owners’ equity from operations	(2,035)	5,413	19,646	30,822	65,537	433,203

Equity transactions:
Contract purchase payments (note 1)	0	0	9,380	34,907	9,769	165,786
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	0	0	(66,878)	(90,202)	(84,569)	(1,816,767)
Transfers (to) and from fixed dollar contract	0	0	0	1,515	(7,913)	187,959
Withdrawals and surrenders	0	0	(10,425)	0	(41,640)	(101,910)
Surrender charges (note 2)	0	0	(675)	0	(121)	(378)
Annual contract charges (note 2)	(173)	(162)	(3,098)	(3,689)	(11,727)	(17,138)
Annuity and death benefit payments	0	0	(13,666)	(2,356)	(18,615)	(26,079)

Net equity transactions	(173)	(162)	(85,362)	(59,825)	(154,816)	(1,608,527)

Net change in contract owners’ equity	(2,208)	5,251	(65,716)	(29,003)	(89,279)	(1,175,324)
Contract owners’ equity:
Beginning of period	29,926	24,675	516,519	545,522	1,548,695	2,724,019

End of period	$27,718	$29,926	$450,803	$516,519	$1,459,416	$1,548,695

Change in units:
Beginning units	1,597	1,607	40,201	44,609	71,574	160,867

Units purchased	0	0	1,340	3,815	1,418	31,585
Units redeemed	(9)	(10)	(7,613)	(8,223)	(8,147)	(120,878)

Ending units	1,588	1,597	33,928	40,201	64,845	71,574

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	The Universal Institutional Funds, Inc.			AIM Variable Insurance Funds
	- Class II (Morgan Stanley UIF)			(Invesco Variable Insurance Funds)
				Invesco Van		Invesco V.I.
	International			Kampen V.I.		International
	Growth Equity			Intl. Growth		Growth Series II
	Subaccount	Growth		Equity Series II		Subaccount
	(note 3)	Subaccount		Subaccount (note 3)		(note 3)
	2010	2011	2010	2011	2010	2011
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$44,705	$(4,535)	$(3,401)	$14,007	$(8,004)	$(3,537)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	(425,832)	12,102	1,185	113,929	74,619	(1,365)
Unrealized gain (loss)	(211,277)	(24,148)	78,442	(87,598)	87,598	(70,420)

Net increase (decrease) in contract owners’ equity from operations	(592,404)	(16,581)	76,226	40,338	154,213	(75,322)

Equity transactions:
Contract purchase payments (note 1)	393,520	0	1,337	9,426	62,639	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(4,260,585)	(5,108)	40,789	(491,926)	149,186	478,951
Transfers (to) and from fixed dollar contract	365,620	2,933	11,430	17	89,188	0
Withdrawals and surrenders	(35,980)	(3,083)	(644)	0	(231)	0
Surrender charges (note 2)	(2,032)	0	0	0	0	0
Annual contract charges (note 2)	(10,567)	(510)	(425)	(24)	(4,844)	(2,499)
Annuity and death benefit payments	(28,408)	(1,023)	(256)	(360)	(7,622)	(555)

Net equity transactions	(3,578,432)	(6,791)	52,231	(482,867)	288,316	475,897

Net change in contract owners’ equity	(4,170,836)	(23,372)	128,457	(442,529)	442,529	400,575
Contract owners’ equity:
Beginning of period	4,170,836	425,811	297,354	442,529	0	0

End of period	$0	$402,439	$425,811	$0	$442,529	$400,575

Change in units:
Beginning units	499,330	34,687	29,324	48,875	0	0

Units purchased	109,314	2,608	5,622	1,004	600,835	50,167
Units redeemed	(608,644)	(3,135)	(259)	(49,879)	(551,960)	(2,032)

Ending units	0	34,160	34,687	0	48,875	48,135

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Goldman Sachs Variable Insurance Trust - Institutional Shares
	Large Cap Value		Structured U.S. Equity		Strategic Growth
	Subaccount		Subaccount		Subaccount
	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(4,629)	$(24,644)	$1,916	$1,067	$(1,813)	$(1,807)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	(71,346)	(170,926)	(12,931)	(26,722)	5,644	255
Unrealized gain (loss)	(328,835)	709,119	29,680	106,454	(9,038)	19,163

Net increase (decrease) in contract owners’ equity from operations	(404,810)	513,549	18,665	80,799	(5,207)	17,611

Equity transactions:
Contract purchase payments (note 1)	37,292	43,724	5,000	0	0	0
Extra credit fund deposit (note 1)	840	724	0	0	0	0
Transfers (to) and from other subaccounts	(11,861)	200,752	(42,347)	32,619	2,613	607
Transfers (to) and from fixed dollar contract	(57,791)	(2,067)	(24,881)	0	0	0
Withdrawals and surrenders	(101,086)	(163,320)	(32,351)	(65,732)	(9,743)	(2,563)
Surrender charges (note 2)	(563)	(3,808)	(45)	(2,583)	(1)	(74)
Annual contract charges (note 2)	(42,372)	(42,863)	(4,881)	(5,217)	(953)	(959)
Annuity and death benefit payments	(72,959)	(57,948)	(5,828)	(5,880)	(29,065)	(2,551)

Net equity transactions	(248,500)	(24,806)	(105,333)	(46,793)	(37,149)	(5,540)

Net change in contract owners’ equity	(653,310)	488,743	(86,668)	34,006	(42,356)	12,071
Contract owners’ equity:
Beginning of period	5,513,668	5,024,925	754,059	720,053	205,414	193,343

End of period	$4,860,358	$5,513,668	$667,391	$754,059	$163,058	$205,414

Change in units:
Beginning units	549,484	549,737	74,686	79,366	18,095	18,600

Units purchased	44,809	81,713	869	6,574	266	287
Units redeemed	(66,268)	(81,966)	(11,136)	(11,254)	(3,405)	(792)

Ending units	528,025	549,484	64,419	74,686	14,956	18,095

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Lazard Retirement Series, Inc. - Service Shares
	Emerging Markets Equity		U.S. Small-Mid Cap Equity		U.S. Strategic Equity		International Equity
	Subaccount		Subaccount		Subaccount		Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$36,738	$(819)	$(28,877)	$(17,782)	$447	$(332)	$70,386	$17,384
Reinvested capital gains	0	0	191,520	147,192	0	0	0	0
Realized gain (loss)	76,984	97,885	28,572	122,637	29	(203)	47,275	(10,073)
Unrealized gain (loss)	(1,152,132)	736,017	(436,171)	64,407	2,089	21,898	(857,919)	511,421

Net increase (decrease) in contract owners’ equity from operations	(1,038,410)	833,083	(244,956)	316,454	2,565	21,363	(740,258)	518,732

Equity transactions:
Contract purchase payments (note 1)	372,228	504,510	287,066	255,108	0	1,337	1,125,650	995,282
Extra credit fund deposit (note 1)	462	695	120	85	0	0	760	766
Transfers (to) and from other subaccounts	373,417	(141,113)	655,954	(656,901)	17,898	0	209,913	280,551
Transfers (to) and from fixed dollar contract	138,933	370,524	98,347	237,450	0	0	587,676	1,033,379
Withdrawals and surrenders	(51,568)	(87,195)	(28,673)	(17,292)	0	0	(94,515)	(21,261)
Surrender charges (note 2)	(793)	(122)	(536)	(690)	0	0	(2,008)	(506)
Annual contract charges (note 2)	(37,336)	(29,774)	(17,286)	(12,607)	(101)	(94)	(67,273)	(44,302)
Annuity and death benefit payments	(49,345)	(32,909)	(19,009)	(19,706)	(131)	(137)	(96,633)	(60,764)

Net equity transactions	745,998	584,616	975,983	(214,553)	17,666	1,106	1,663,570	2,183,145

Net change in contract owners’ equity	(292,412)	1,417,699	731,027	101,901	20,231	22,469	923,312	2,701,877
Contract owners’ equity:
Beginning of period	4,986,645	3,568,946	1,832,087	1,730,186	201,198	178,729	7,852,120	5,150,243

End of period	$4,694,233	$4,986,645	$2,563,114	$1,832,087	$221,429	$201,198	$8,775,432	$7,852,120

Change in units:
Beginning units	163,391	125,180	97,190	105,386	18,379	18,259	669,494	456,919

Units purchased	65,140	66,687	75,143	46,529	1,662	144	202,218	281,966
Units redeemed	(21,701)	(28,476)	(12,361)	(54,725)	(24)	(24)	(55,020)	(69,391)

Ending units	206,830	163,391	159,972	97,190	20,017	18,379	816,692	669,494

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

					Fidelity Variable
					Insurance Products
	The Prudential Series Fund, Inc. - Class II				Fund - Service Class 2
	Jennison 20/20 Focus		Jennison		VIP Mid Cap
	Subaccount		Subaccount		Subaccount
	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(84,878)	$(63,464)	$(2,206)	$(1,381)	$(56,207)	$(30,924)
Reinvested capital gains	0	0	0	0	10,475	8,443
Realized gain (loss)	518,365	72,196	2,102	636	58,998	43,915
Unrealized gain (loss)	(660,287)	760,058	(1,730)	16,951	(731,950)	601,183

Net increase (decrease) in contract owners’ equity from operations	(226,800)	768,790	(1,834)	16,206	(718,684)	622,617

Equity transactions:
Contract purchase payments (note 1)	793,315	586,652	0	63,072	247,576	75,788
Extra credit fund deposit (note 1)	592	563	0	0	1,824	362
Transfers (to) and from other subaccounts	(2,144,024)	1,643,488	(2,726)	23,129	2,859,391	79,261
Transfers (to) and from fixed dollar contract	382,498	650,318	335	0	126,448	146,272
Withdrawals and surrenders	(135,124)	(20,900)	(1,950)	0	(38,328)	(26,841)
Surrender charges (note 2)	(1,571)	(294)	0	0	(281)	(132)
Annual contract charges (note 2)	(49,912)	(35,065)	(1,181)	(127)	(33,875)	(18,931)
Annuity and death benefit payments	(54,903)	(34,933)	0	0	(44,361)	(19,874)

Net equity transactions	(1,209,129)	2,789,829	(5,522)	86,074	3,118,394	235,905

Net change in contract owners’ equity	(1,435,929)	3,558,619	(7,356)	102,280	2,399,710	858,522
Contract owners’ equity:
Beginning of period	6,924,341	3,365,722	156,737	54,457	3,082,167	2,223,645

End of period	$5,488,412	$6,924,341	$149,381	$156,737	$5,481,877	$3,082,167

Change in units:
Beginning units	475,297	237,309	17,535	7,838	130,198	117,939

Units purchased	106,150	280,434	371	10,190	180,727	33,421
Units redeemed	(175,447)	(42,446)	(872)	(493)	(22,953)	(21,162)

Ending units	406,000	475,297	17,034	17,535	287,972	130,198

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Fidelity Variable Insurance Products Fund - Service Class 2
	VIP Contrafund		VIP Growth		VIP Equity-Income		VIP Real Estate
	Subaccount		Subaccount		Subaccount		Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(23,642)	$(11,342)	$(561)	$(855)	$10,804	$3,758	$(5,128)	$6,290
Reinvested capital gains	0	1,865	207	184	0	0	0	0
Realized gain (loss)	38,745	(30,970)	770	(19,887)	(51,075)	(78,533)	48,842	26,892
Unrealized gain (loss)	(179,869)	621,311	1,135	26,570	34,430	241,854	78,261	235,249

Net increase (decrease) in contract owners’ equity from operations	(164,766)	580,864	1,551	6,012	(5,841)	167,079	121,975	268,431

Equity transactions:
Contract purchase payments (note 1)	241,550	151,809	6,120	0	71,874	24,015	238,285	101,578
Extra credit fund deposit (note 1)	1,488	1,112	0	0	0	0	169	170
Transfers (to) and from other subaccounts	(146,694)	97,199	13,379	(389)	(178,106)	(36,153)	19,644	1,047,158
Transfers (to) and from fixed dollar contract	15,765	84,525	0	(55,561)	156	52,309	131,428	113,439
Withdrawals and surrenders	(93,464)	(31,414)	(8,238)	(4,177)	(66,983)	(106,986)	(17,419)	(2,558)
Surrender charges (note 2)	(204)	(504)	0	0	(586)	(676)	(384)	(46)
Annual contract charges (note 2)	(31,286)	(25,813)	(206)	(60)	(9,522)	(10,269)	(14,198)	(5,804)
Annuity and death benefit payments	(63,288)	(27,540)	(248)	0	(23,494)	(9,700)	(21,789)	(4,164)

Net equity transactions	(76,133)	249,374	10,807	(60,187)	(206,661)	(87,460)	335,736	1,249,773

Net change in contract owners’ equity	(240,899)	830,238	12,358	(54,175)	(212,502)	79,619	457,711	1,518,204
Contract owners’ equity:
Beginning of period	4,428,994	3,598,756	52,698	106,873	1,371,128	1,291,509	1,566,829	48,625

End of period	$4,188,095	$4,428,994	$65,056	$52,698	$1,158,626	$1,371,128	$2,024,540	$1,566,829

Change in units:
Beginning units	340,876	317,895	7,544	18,932	114,283	122,130	162,870	6,791

Units purchased	44,221	54,588	2,736	3,747	7,383	13,315	47,811	171,227
Units redeemed	(48,882)	(31,607)	(1,287)	(15,135)	(24,559)	(21,162)	(16,991)	(15,148)

Ending units	336,215	340,876	8,993	7,544	97,107	114,283	193,690	162,870

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Janus Aspen Series - Service Shares
	Janus		Worldwide		Balanced		Overseas
	Subaccount		Subaccount		Subaccount		Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(6,416)	$(5,725)	$(276)	$(264)	$6,310	$8,401	$(40,310)	$(31,919)
Reinvested capital gains	0	0	0	0	35,491	0	39,578	0
Realized gain (loss)	33,996	25,444	21	(18)	3,416	3,694	38,458	118,371
Unrealized gain (loss)	(77,067)	58,936	(5,480)	4,922	(45,095)	30,518	(1,623,248)	759,360

Net increase (decrease) in contract owners’ equity from operations	(49,487)	78,655	(5,735)	4,640	122	42,613	(1,585,522)	845,812

Equity transactions:
Contract purchase payments (note 1)	42,000	10,000	4,912	0	20,000	44,801	144,692	160,608
Extra credit fund deposit (note 1)	1,680	0	0	0	0	0	1,685	983
Transfers (to) and from other subaccounts	(30,621)	42,329	1,198	117	(5,896)	(15,576)	354,315	12,303
Transfers (to) and from fixed dollar contract	0	7,911	0	0	10,083	25,856	68,243	168,407
Withdrawals and surrenders	(4,862)	0	0	0	(1,518)	(1,331)	(81,845)	(202,625)
Surrender charges (note 2)	0	0	0	0	0	(3)	(609)	(2,433)
Annual contract charges (note 2)	(5,075)	(2,764)	(165)	(160)	(4,829)	(4,261)	(31,788)	(31,342)
Annuity and death benefit payments	(236)	(206)	0	0	(9,307)	(7,975)	(61,315)	(34,754)

Net equity transactions	2,886	57,270	5,945	(43)	8,533	41,511	393,378	71,147

Net change in contract owners’ equity	(46,601)	135,925	210	4,597	8,655	84,124	(1,192,144)	916,959
Contract owners’ equity:
Beginning of period	740,202	604,277	37,683	33,086	678,878	594,754	4,582,041	3,665,082

End of period	$693,601	$740,202	$37,893	$37,683	$687,533	$678,878	$3,389,897	$4,582,041

Change in units:
Beginning units	110,898	102,685	6,043	6,052	49,016	45,395	278,015	273,011

Units purchased	30,757	37,217	690	88	2,936	6,605	72,813	62,130
Units redeemed	(30,192)	(29,004)	(27)	(97)	(2,145)	(2,984)	(41,475)	(57,126)

Ending units	111,463	110,898	6,706	6,043	49,807	49,016	309,353	278,015

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	J.P. Morgan Insurance Trust - Class I
	Small Cap Core		Mid Cap Value
	Subaccount		Subaccount
	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(1,612)	$(2,226)	$(1,563)	$(4,275)
Reinvested capital gains	0	0	0	0
Realized gain (loss)	5,241	60,899	86,464	114,923
Unrealized gain (loss)	(9,377)	(19,167)	(62,042)	314,934

Net increase (decrease) in contract owners’ equity from operations	(5,748)	39,506	22,859	425,582

Equity transactions:
Contract purchase payments (note 1)	1,375	2,582	21,105	20,172
Extra credit fund deposit (note 1)	55	50	80	0
Transfers (to) and from other subaccounts	(1,620)	(128,169)	(68,889)	(9,899)
Transfers (to) and from fixed dollar contract	992	9,018	(8,010)	48,658
Withdrawals and surrenders	(7,926)	(29,876)	(69,457)	(72,435)
Surrender charges (note 2)	(1)	(839)	(46)	(624)
Annual contract charges (note 2)	(1,014)	(1,569)	(17,424)	(17,973)
Annuity and death benefit payments	(515)	(2,730)	(44,417)	(23,851)

Net equity transactions	(8,654)	(151,533)	(187,058)	(55,952)

Net change in contract owners’ equity	(14,402)	(112,027)	(164,199)	369,630
Contract owners’ equity:
Beginning of period	135,741	247,768	2,388,104	2,018,474

End of period	$121,339	$135,741	$2,223,905	$2,388,104

Change in units:
Beginning units	10,148	23,222	114,411	117,736

Units purchased	1,131	3,271	3,026	12,785
Units redeemed	(1,620)	(16,345)	(11,342)	(16,110)

Ending units	9,659	10,148	106,095	114,411

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	MFS Variable Insurance Trust - Service Class
	New Discovery		Investors Growth Stock		Mid Cap Growth		Total Return
	Subaccount		Subaccount		Subaccount		Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(4,449)	$(3,058)	$(589)	$(561)	$(3,543)	$(3,553)	$6,247	$7,183
Reinvested capital gains	43,145	0	0	0	0	0	0	0
Realized gain (loss)	3,610	8,111	171	630	1,105	(12,032)	3,079	4,061
Unrealized gain (loss)	(85,433)	69,851	(108)	4,821	(16,242)	82,784	(7,107)	26,496

Net increase (decrease) in contract owners’ equity from operations	(43,127)	74,904	(526)	4,890	(18,680)	67,199	2,219	37,740

Equity transactions:
Contract purchase payments (note 1)	21,131	1,337	0	0	180	2,629	0	0
Extra credit fund deposit (note 1)	0	0	0	0	0	0	0	0
Transfers (to) and from other subaccounts	(28,427)	126,772	154	(326)	(10,535)	(24,500)	121,371	15,071
Transfers (to) and from fixed dollar contract	14,139	31,729	0	0	0	(2,138)	0	0
Withdrawals and surrenders	0	(1,770)	0	(5,715)	(7,972)	(20,662)	0	(70,172)
Surrender charges (note 2)	0	0	0	(86)	(52)	(36)	0	(649)
Annual contract charges (note 2)	(2,178)	(1,296)	(105)	(135)	(2,200)	(2,173)	(3,999)	(3,303)
Annuity and death benefit payments	(5,296)	(4,020)	0	0	(5,969)	(1,538)	(400)	(164)

Net equity transactions	(631)	152,752	49	(6,262)	(26,548)	(48,418)	116,972	(59,217)

Net change in contract owners’ equity	(43,758)	227,656	(477)	(1,372)	(45,228)	18,781	119,191	(21,477)
Contract owners’ equity:
Beginning of period	323,325	95,669	51,856	53,228	289,057	270,276	509,525	531,002

End of period	$279,567	$323,325	$51,379	$51,856	$243,829	$289,057	$628,716	$509,525

Change in units:
Beginning units	20,638	8,454	4,655	5,285	32,593	38,877	38,213	43,182

Units purchased	3,460	13,125	14	0	381	3,095	11,381	2,677
Units redeemed	(4,424)	(941)	(9)	(630)	(3,291)	(9,379)	(2,468)	(7,646)

Ending units	19,674	20,638	4,660	4,655	29,683	32,593	47,126	38,213

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	PIMCO Variable Insurance Trust - Administrative Shares
	Real Return		Total Return		Global Bond		Commodity Real Return Strategy
	Subaccount		Subaccount		Subaccount		Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$58,349	$4,949	$304,857	$199,012	$41,967	$46,296	$314,408	$233,717
Reinvested capital gains	210,571	54,127	334,893	584,136	77,094	65,030	0	34,500
Realized gain (loss)	166,038	24,511	82,882	163,517	58,391	(12,222)	4,165	3,388
Unrealized gain (loss)	264,630	208,808	(245,846)	130,910	12,079	145,581	(577,171)	135,498

Net increase (decrease) in contract owners’ equity from operations	699,588	292,395	476,786	1,077,575	189,531	244,685	(258,598)	407,103

Equity transactions:
Contract purchase payments (note 1)	859,520	691,355	2,614,690	2,424,018	395,259	541,335	287,040	237,852
Extra credit fund deposit (note 1)	480	596	1,860	2,298	192	170	160	170
Transfers (to) and from other subaccounts	(972,133)	1,228,541	(1,383,957)	816,037	63,944	(1,986,524)	436,333	(134,008)
Transfers (to) and from fixed dollar contract	403,086	902,878	1,662,350	3,242,835	147,424	597,877	133,335	346,724
Withdrawals and surrenders	(165,216)	(60,448)	(287,823)	(204,301)	(111,077)	(11,894)	(35,754)	(6,703)
Surrender charges (note 2)	(1,448)	(679)	(7,017)	(2,039)	(1,740)	(171)	(775)	(104)
Annual contract charges (note 2)	(53,490)	(35,006)	(174,580)	(117,774)	(24,915)	(22,007)	(18,889)	(11,809)
Annuity and death benefit payments	(93,540)	(39,587)	(348,855)	(169,260)	(29,584)	(40,292)	(24,898)	(14,740)

Net equity transactions	(22,741)	2,687,650	2,076,668	5,991,814	439,503	(921,506)	776,552	417,382

Net change in contract owners’ equity	676,847	2,980,045	2,553,454	7,069,389	629,034	(676,821)	517,954	824,485
Contract owners’ equity:
Beginning of period	6,702,656	3,722,611	20,911,072	13,841,683	2,879,926	3,556,747	2,064,482	1,239,997

End of period	$7,379,503	$6,702,656	$23,464,526	$20,911,072	$3,508,960	$2,879,926	$2,582,436	$2,064,482

Change in units:
Beginning units	454,461	258,781	1,427,120	958,761	181,090	233,852	188,780	141,709

Units purchased	144,610	231,525	505,943	689,117	82,941	121,332	103,208	77,179
Units redeemed	(125,337)	(35,845)	(303,831)	(220,758)	(51,073)	(174,094)	(37,912)	(30,108)

Ending units	473,734	454,461	1,629,232	1,427,120	212,958	181,090	254,076	188,780

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

					Dreyfus Variable
					Investment Fund -
	Royce Capital Fund - Investment Class				Service Shares
	Micro-Cap Subaccount		Small-Cap Subaccount		Appreciation Subaccount
	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$15,608	$8,168	$(47,329)	$(43,419)	$984	$2,878
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	38,379	26,020	114,340	57,864	1,557	(5,492)
Unrealized gain (loss)	(235,501)	275,392	(321,779)	705,390	25,128	48,896

Net increase (decrease) in contract owners’ equity from operations	(181,514)	309,580	(254,768)	719,835	27,669	46,282

Equity transactions:
Contract purchase payments (note 1)	94,711	74,563	455,076	315,267	11,183	10,574
Extra credit fund deposit (note 1)	694	335	1,706	326	55	50
Transfers (to) and from other subaccounts	(48,561)	(117,744)	349,831	364,694	34,812	2,356
Transfers (to) and from fixed dollar contract	32,887	102,524	148,818	332,057	0	1,438
Withdrawals and surrenders	(9,922)	(2,486)	(53,318)	(31,244)	(2,594)	(30,011)
Surrender charges (note 2)	(102)	0	(730)	(770)	0	(1,821)
Annual contract charges (note 2)	(9,759)	(7,815)	(36,699)	(24,363)	(2,024)	(1,529)
Annuity and death benefit payments	(29,619)	(11,915)	(40,029)	(28,205)	(1,039)	(1,024)

Net equity transactions	30,329	37,462	824,655	927,762	40,393	(19,967)

Net change in contract owners’ equity	(151,185)	347,042	569,887	1,647,597	68,062	26,315
Contract owners’ equity:
Beginning of period	1,407,984	1,060,942	4,759,600	3,112,003	385,438	359,123

End of period	$1,256,799	$1,407,984	$5,329,487	$4,759,600	$453,500	$385,438

Change in units:
Beginning units	56,485	54,462	218,360	160,043	26,615	28,234

Units purchased	9,434	15,056	77,563	84,020	4,587	2,900
Units redeemed	(7,320)	(13,033)	(25,868)	(25,703)	(2,041)	(4,519)

Ending units	58,599	56,485	270,055	218,360	29,161	26,615

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Franklin Templeton Variable Insurance Products Trust - Class 2
	Templeton Foreign		Franklin Flex Cap		Franklin Income
	Securities		Growth Securities		Securities
	Subaccount		Subaccount		Subaccount
	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$9,081	$(3,594)	$(15,050)	$(18,468)	$40,307	$43,434
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	9,824	(8,211)	40,307	(64,503)	(5,013)	(24,613)
Unrealized gain (loss)	(257,274)	311,867	(78,467)	219,596	(28,373)	69,937

Net increase (decrease) in contract owners’ equity from operations	(238,369)	300,062	(53,210)	136,625	6,921	88,758

Equity transactions:
Contract purchase payments (note 1)	30,816	28,728	18,075	11,191	1,000	0
Extra credit fund deposit (note 1)	420	0	480	0	40	0
Transfers (to) and from other subaccounts	45,175	1,136,727	(186,614)	(443,922)	36,484	(77,142)
Transfers (to) and from fixed dollar contract	(39,906)	733	6,544	7,966	0	8,255
Withdrawals and surrenders	(28,292)	(9,860)	(13,428)	(10,332)	(22,873)	(17,280)
Surrender charges (note 2)	(39)	(3)	(34)	(331)	0	(130)
Annual contract charges (note 2)	(16,126)	(10,649)	(10,055)	(11,796)	(6,797)	(7,130)
Annuity and death benefit payments	(48,846)	(10,991)	(17,934)	(23,396)	(14,864)	(15,909)

Net equity transactions	(56,798)	1,134,685	(202,966)	(470,620)	(7,010)	(109,336)

Net change in contract owners’ equity	(295,167)	1,434,747	(256,176)	(333,995)	(89)	(20,578)
Contract owners’ equity:
Beginning of period	2,192,095	757,348	1,322,232	1,656,227	853,690	874,268

End of period	$1,896,928	$2,192,095	$1,066,056	$1,322,232	$853,601	$853,690

Change in units:
Beginning units	168,154	62,207	105,043	151,090	66,775	75,985

Units purchased	13,536	114,991	9,295	10,975	5,838	7,000
Units redeemed	(16,873)	(9,044)	(24,355)	(57,022)	(6,595)	(16,210)

Ending units	164,817	168,154	89,983	105,043	66,018	66,775

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Legg Mason Partners Variable Equity Trust - Class I
	Legg Mason ClearBridge		Legg Mason ClearBridge		Legg Mason ClearBridge
	Variable Fundamental		Variable Equity		Variable Large
	All Cap Value		Income Builder		Cap Value
	Subaccount		Subaccount		Subaccount
	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$254	$487	$(2)	$(263)	$144	$138
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	(7,250)	(902)	(1)	11,406	139	(2)
Unrealized gain (loss)	(3,235)	15,941	(99)	(10,220)	187	423

Net increase (decrease) in contract owners’ equity from operations	(10,231)	15,526	(102)	923	470	559

Equity transactions:
Contract purchase payments (note 1)	967	12,703	26,127	0	729	4,500
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	7,946	(523)	0	(104,495)	(3,665)	243
Transfers (to) and from fixed dollar contract	0	328	0	8,299	7,540	2,514
Withdrawals and surrenders	0	0	0	0	0	0
Surrender charges (note 2)	0	0	0	0	0	0
Annual contract charges (note 2)	(695)	(795)	0	(278)	(190)	(30)
Annuity and death benefit payments	(1,664)	(1,416)	0	(204)	0	0

Net equity transactions	6,554	10,297	26,127	(96,678)	4,414	7,227

Net change in contract owners’ equity	(3,677)	25,823	26,025	(95,755)	4,884	7,786
Contract owners’ equity:
Beginning of period	124,341	98,518	0	95,755	11,817	4,031

End of period	$120,664	$124,341	$26,025	$0	$16,701	$11,817

Change in units:
Beginning units	6,874	6,304	0	9,066	966	319

Units purchased	3,587	769	2,094	899	802	656
Units redeemed	(3,210)	(199)	0	(9,965)	(361)	(9)

Ending units	7,251	6,874	2,094	0	1,407	966

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Neuberger Berman
	Advisers Management		ALPS Variable Insurance		Federated Insurance
	Trust - S Class		Trust - Class II		Series - Service Shares
	AMT Regency		AVS Listed Private Equity		Kaufmann Fund II
	Subaccount		Subaccount		Subaccount
	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(9,117)	$(10,298)	$(14)	$17,802	$(1,326)	$(2,850)
Reinvested capital gains	0	0	0	10,730	0	0
Realized gain (loss)	28,140	16,706	(4,137)	7,802	3,292	3,556
Unrealized gain (loss)	(84,812)	215,663	3,990	(8,321)	(42,663)	34,134

Net increase (decrease) in contract owners’ equity from operations	(65,789)	222,071	(161)	28,013	(40,697)	34,840

Equity transactions:
Contract purchase payments (note 1)	840	20,809	0	150	22,034	41,343
Extra credit fund deposit (note 1)	0	0	0	0	0	0
Transfers (to) and from other subaccounts	6,462	(111,153)	(68,322)	(77,938)	1,957	(4,070)
Transfers (to) and from fixed dollar contract	0	(9,897)	0	16,016	4,704	11,123
Withdrawals and surrenders	(32,059)	(78,231)	0	(913)	0	(835)
Surrender charges (note 2)	(443)	(858)	0	0	0	(19)
Annual contract charges (note 2)	(8,009)	(8,303)	0	(915)	(2,021)	(1,256)
Annuity and death benefit payments	(23,806)	(5,175)	0	(254)	(223)	(307)

Net equity transactions	(57,015)	(192,808)	(68,322)	(63,854)	26,451	45,979

Net change in contract owners’ equity	(122,804)	29,263	(68,483)	(35,841)	(14,246)	80,819
Contract owners’ equity:
Beginning of period	1,033,587	1,004,324	68,483	104,324	264,820	184,001

End of period	$910,783	$1,033,587	$0	$68,483	$250,574	$264,820

Change in units:
Beginning units	104,544	126,283	11,003	20,286	28,109	23,015

Units purchased	7,667	6,154	1	13,089	4,397	7,293
Units redeemed	(12,119)	(27,893)	(11,004)	(22,372)	(1,325)	(2,199)

Ending units	100,092	104,544	0	11,003	31,181	28,109

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Goldman Sachs Variable Insurance Trust - Service Shares
	Large Cap Value		Structured U.S. Equity		Strategic Growth
	Subaccount		Subaccount		Subaccount
	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(17,725)	$(40,421)	$(632)	$(98)	$(1,217)	$(1,006)
Reinvested capital gains	0	0	0	0	0	0
Realized gain (loss)	186,942	118,648	4,525	6	4,887	325
Unrealized gain (loss)	(1,077,308)	893,750	(4,897)	5,470	(10,253)	11,237

Net increase (decrease) in contract owners’ equity from operations	(908,091)	971,977	(1,004)	5,378	(6,583)	10,556

Equity transactions:
Contract purchase payments (note 1)	1,821,127	1,640,505	0	0	967	11,306
Extra credit fund deposit (note 1)	502	1,191	0	0	0	0
Transfers (to) and from other subaccounts	30,787	69,684	(49,343)	229	(8,146)	14,590
Transfers (to) and from fixed dollar contract	914,746	1,708,032	0	0	0	1,407
Withdrawals and surrenders	(129,522)	(21,073)	0	0	0	(3,045)
Surrender charges (note 2)	(3,358)	(421)	0	0	0	0
Annual contract charges (note 2)	(87,962)	(54,798)	(49)	(202)	(697)	(694)
Annuity and death benefit payments	(121,519)	(74,432)	(2,125)	(2,104)	(965)	(701)

Net equity transactions	2,424,801	3,268,688	(51,517)	(2,077)	(8,841)	22,863

Net change in contract owners’ equity	1,516,710	4,240,665	(52,521)	3,301	(15,424)	33,419
Contract owners’ equity:
Beginning of period	10,203,014	5,962,349	53,940	50,639	142,930	109,511

End of period	$11,719,724	$10,203,014	$1,419	$53,940	$127,506	$142,930

Change in units:
Beginning units	1,167,492	777,553	5,257	5,471	15,139	12,672

Units purchased	396,254	509,459	0	134	5,322	3,058
Units redeemed	(143,565)	(119,520)	(5,097)	(348)	(6,395)	(591)

Ending units	1,420,181	1,167,492	160	5,257	14,066	15,139

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Franklin Templeton Variable Insurance Products Trust - Class 4
							Franklin Templeton
	Templeton		Franklin Flex Cap		Franklin Income		VIP Founding Funds
	Foreign Securities		Growth Securities		Securities		Allocation
	Subaccount		Subaccount		Subaccount		Subaccount
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$28,924	$(23,469)	$(76,385)	$(62,883)	$48,708	$48,316	$(5,326)	$2,429
Reinvested capital gains	0	0	0	0	0	0	0	26
Realized gain (loss)	79,028	36,006	326,363	119,516	8,257	31,411	1,863	1,033
Unrealized gain (loss)	(885,666)	866,848	(552,591)	580,451	(46,504)	31,157	(6,936)	23,714

Net increase (decrease) in contract owners’ equity from operations	(777,714)	879,385	(302,613)	637,084	10,461	110,884	(10,399)	27,202

Equity transactions:
Contract purchase payments (note 1)	968,638	492,626	942,138	1,041,184	27,534	58,085	120,735	0
Extra credit fund deposit (note 1)	200	596	200	681	0	0	0	0
Transfers (to) and from other subaccounts	279,931	3,295,909	(944,102)	(1,349,512)	8,762	(171,870)	85,723	(3,742)
Transfers (to) and from fixed dollar contract	489,153	439,773	472,516	1,044,310	35,746	63,026	312	6,379
Withdrawals and surrenders	(74,883)	(8,038)	(60,756)	(11,694)	(5,635)	(3,455)	0	(1,038)
Surrender charges (note 2)	(1,909)	(153)	(1,647)	(234)	0	0	0	0
Annual contract charges (note 2)	(48,212)	(20,700)	(45,226)	(32,874)	(6,949)	(6,627)	(2,319)	(2,227)
Annuity and death benefit payments	(61,830)	(10,839)	(59,569)	(46,709)	(9,066)	(8,659)	(2,776)	(2,565)

Net equity transactions	1,551,088	4,189,174	303,554	645,152	50,392	(69,500)	201,675	(3,193)

Net change in contract owners’ equity	773,374	5,068,559	941	1,282,236	60,853	41,384	191,276	24,009
Contract owners’ equity:
Beginning of period	5,514,963	446,404	5,584,070	4,301,834	1,072,628	1,031,244	335,909	311,900

End of period	$6,288,337	$5,514,963	$5,585,011	$5,584,070	$1,133,481	$1,072,628	$527,185	$335,909

Change in units:
Beginning units	597,550	53,254	543,052	491,521	103,804	111,518	35,797	36,112

Units purchased	207,478	575,526	155,571	228,127	12,710	16,743	19,569	1,015
Units redeemed	(52,581)	(31,230)	(130,884)	(176,596)	(8,347)	(24,457)	(1,158)	(1,330)

Ending units	752,447	597,550	567,739	543,052	108,167	103,804	54,208	35,797

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Ivy Funds Variable Insurance Portfolios, Inc.
			VIP Global Natural		VIP Science and
	VIP Asset Strategy		Resources		Technology
	Subaccount		Subaccount		Subaccount
	2011	2010	2011	2010	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(12,465)	$(8,425)	$(15,738)	$(12,560)	$(3,621)	$(3,307)
Reinvested capital gains	0	0	0	0	9,463	8,532
Realized gain (loss)	27,374	30,600	35,914	25,438	6,261	1,125
Unrealized gain (loss)	(380,064)	213,414	(322,960)	144,409	(33,110)	18,475

Net increase (decrease) in contract owners’ equity from operations	(365,155)	235,589	(302,784)	157,287	(21,007)	24,825

Equity transactions:
Contract purchase payments (note 1)	693,963	344,212	49,002	102,916	17,921	20,535
Extra credit fund deposit (note 1)	21	0	1,034	156	0	0
Transfers (to) and from other subaccounts	61,019	92,816	90,306	(30,657)	(44,097)	6,413
Transfers (to) and from fixed dollar contract	163,518	296,488	1,827	66,202	3,117	51,888
Withdrawals and surrenders	(12,686)	(7,374)	(4,148)	(780)	(3,985)	0
Surrender charges (note 2)	(544)	(32)	(184)	0	(169)	0
Annual contract charges (note 2)	(26,275)	(18,524)	(8,221)	(6,823)	(2,046)	(2,104)
Annuity and death benefit payments	(41,544)	(20,386)	(17,442)	(13,113)	(1,535)	(1,301)

Net equity transactions	837,472	687,200	112,174	117,901	(30,794)	75,431

Net change in contract owners’ equity	472,317	922,789	(190,610)	275,188	(51,801)	100,256
Contract owners’ equity:
Beginning of period	3,494,455	2,571,666	1,184,209	909,021	282,280	182,024

End of period	$3,966,772	$3,494,455	$993,599	$1,184,209	$230,479	$282,280

Change in units:
Beginning units	292,376	229,348	98,987	87,780	21,761	15,587

Units purchased	91,520	83,113	24,471	34,586	4,841	12,812
Units redeemed	(19,351)	(20,085)	(16,277)	(23,379)	(7,449)	(6,638)

Ending units	364,545	292,376	107,181	98,987	19,153	21,761

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Statements of Changes in Contract Owners’ Equity	For the Periods Ended December 31, 2011 and 2010

	Northern Lights
	Variable Trust -
	Class II
	TOPS™
	Protected
	Balanced
	ETF	Total
	Subaccount	Subaccounts
	2011 (a)	2011	2010
Increase (decrease) in contract owners’ equity from operations:
Net investment activity	$(115)	$251,524	$59,521
Reinvested capital gains	0	952,437	914,765
Realized gain (loss)	(813)	2,558,930	557,175
Unrealized gain (loss)	81	(12,453,060)	14,916,461

Net increase (decrease) in contract owners’ equity from operations	(847)	(8,690,169)	16,447,922

Equity transactions:
Contract purchase payments (note 1)	80,325	15,101,019	13,497,306
Extra credit fund deposit (note 1)	0	18,874	22,783
Transfers (to) and from other subaccounts	0	0	0
Transfers (to) and from fixed dollar contract	0	6,882,509	13,639,925
Withdrawals and surrenders	0	(2,978,353)	(2,288,751)
Surrender charges (note 2)	0	(37,295)	(28,021)
Annual contract charges (note 2)	0	(1,196,546)	(916,574)
Annuity and death benefit payments	0	(2,107,348)	(1,153,718)

Net equity transactions	80,325	15,682,860	22,772,950

Net change in contract owners’ equity	79,478	6,992,691	39,220,872
Contract owners’ equity:
Beginning of period	0	151,332,470	112,111,598

End of period	$79,478	$158,325,161	$151,332,470

Change in units:
Beginning units	0	11,982,062	9,915,122

Units purchased	8,106	3,429,544	5,651,602
Units redeemed	0	(2,092,263)	(3,584,662)

Ending units	8,106	13,319,343	11,982,062

(a)	Period from June 21, 2011, date of commencement of operations

The accompanying notes are an integral part of these financial statements.

National Security Variable Account N

Notes to Financial Statements	December 31, 2011

(1)	Basis of Presentation and Summary of Significant Accounting Policies

A.	Organization and Nature of Operations

National Security Variable Account N (the “Account”) is a separate account of National Security Life and Annuity Company (“NSLA”) established as a funding vehicle for variable individual annuity contracts. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from NSLA’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business NSLA may conduct.

The variable annuity contracts are sold by registered representatives of broker-dealers that have entered into distribution agreements with Ohio National Equities, Inc. (“ONEQ”). ONEQ is under common control with NSLA as The Ohio National Life Insurance Company (“ONLIC”) (a) is the sole owner of ONEQ and (b) as of March 30, 2007, owns over 80% of the outstanding stock NSLA. ONEQ is the principal underwriter of the contracts. NSLA pays ONEQ a sales commission based on a pre-determined percentage of each purchase payment and ONEQ pays a portion of that fee to broker-dealers. The commission percentage paid to broker-dealers may vary by product.

B.	Assets of the Account

Assets of the Account are assigned to the following subaccounts:

Ohio National Fund, Inc.: Equity, Money Market, Bond, Omni, International, Capital Appreciation, Millennium, International Small-Mid Company, Aggressive Growth, Small Cap Growth, Mid Cap Opportunity, S&P 500 Index, Strategic Value, High Income Bond, Capital Growth, Nasdaq-100 Index, Bristol, Bryton Growth, U.S. Equity, Balanced, Income Opportunity, Target VIP, Target Equity/Income, and Bristol Growth

Wells Fargo Advantage Variable Trust Funds: Opportunity

The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF): Core Plus Fixed Income, U.S. Real Estate, and Growth

AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. International Growth Series II

Goldman Sachs Variable Insurance Trust - Institutional Shares: Large Cap Value, Structured U.S. Equity, and Strategic Growth

Lazard Retirement Series, Inc. - Service Shares: Emerging Markets Equity, U.S. Small-Mid Cap Equity, U.S. Strategic Equity, and International Equity

The Prudential Series Fund, Inc. - Class II: Jennison 20/20 Focus and Jennison

Fidelity Variable Insurance Products Fund - Service Class 2: VIP Mid Cap, VIP Contrafund, VIP Growth, VIP Equity-Income, and VIP Real Estate

Janus Aspen Series - Service Shares: Janus, Worldwide, Balanced, and Overseas

J.P. Morgan Insurance Trust - Class I: Small Cap Core and Mid Cap Value

MFS Variable Insurance Trust - Service Class: New Discovery, Investors Growth Stock, Mid Cap Growth, and Total Return

PIMCO Variable Insurance Trust - Administrative Shares: Real Return, Total Return, Global Bond, and CommodityRealReturn Strategy

Royce Capital Fund - Investment Class: Micro-Cap and Small-Cap

Dreyfus Variable Investment Fund - Service Shares: Appreciation

Franklin Templeton Variable Insurance Products Trust - Class 2: Templeton Foreign Securities, Franklin Flex Cap Growth Securities, and Franklin Income Securities

Legg Mason Partners Variable Equity Trust - Class I: Legg Mason ClearBridge Variable Fundamental All Cap Value, Legg Mason ClearBridge Variable Equity Income Builder, and Legg Mason ClearBridge Variable Large Cap Value

Neuberger Berman Advisers Management Trust - S Class: AMT Regency

Federated Insurance Series - Service Shares: Kaufmann Fund II

Goldman Sachs Variable Insurance Trust - Service Shares: Large Cap Value, Structured U.S. Equity, and Strategic Growth

Franklin Templeton Variable Insurance Products Trust - Class 4: Templeton Foreign Securities, Franklin Flex Cap Growth Securities, Franklin Income Securities, and Franklin Templeton VIP Founding Funds Allocation

Ivy Funds Variable Insurance Portfolios, Inc.: VIP Asset Strategy, VIP Global Natural Resources, and VIP Science and Technology

Northern Lights Variable Trust - Class II: TOPS ™ Protected Balanced EFT

The underlying mutual funds in which the subaccounts invest are diversified open-end management investment companies. The underlying mutual funds’ investments are subject to varying degrees of market, interest and financial risks; the issuers’ abilities to meet certain obligations may be affected by economic developments in their respective industries.

Some of the underlying mutual funds have been established by investment advisers that manage other mutual funds that may have similar names and investment objectives. While some of the underlying mutual funds may have holdings that are comparable to other similarly-named mutual funds, they may not be identical in portfolio management, composition, objective, or investment strategy. Consequently, the investment performance of an underlying mutual fund and a similarly-named fund may differ substantially.

Ohio National Investments, Inc. (“ONI”), a wholly owned subsidiary of ONLIC, performs investment advisory services on behalf of the Ohio National Fund, Inc. Portfolios in which the Account invests. For these services, ONI recorded advisory fees of approximately $15.6 million and $14.6 million for the periods ended December 31, 2011 and 2010, respectively.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract maintained in the general account of NSLA. The accompanying financial statements include only the contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for the fixed portions of their contracts.

For certain products, NSLA credits an extra amount to the contract holder’s contract each time a purchase payment is made. The extra credit equals 4% of each purchase payment.

C.	Security Valuation, Transactions and Related Investment Income

The fair value of the underlying mutual funds is based on the closing net asset value of fund shares held at December 31, 2011.

Share transactions are recorded on the trade date. Income from dividends and capital gain distributions are recorded on the ex-dividend date. Net realized gains and losses are determined on the basis of average cost.

D.	Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

E.	Subsequent Events

The Account has evaluated for possible subsequent events through April 11, 2012, which is the date these financial statements were issued and there are no subsequent events to report.

(2)	Risk & Administrative Expense and Contract Charges

Although annuity and death benefit payments differ according to the investment performance of the underlying subaccounts, they are not affected by mortality or expense experience because NSLA assumes the expense risk and the mortality risk of the contracts. NSLA charges the Accounts’ assets for assuming those risks.

The mortality risk results from a provision in the contract in which NSLA agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued.

At the end of each valuation period, NSLA charges a mortality and expense risk fee and a fee for recovery of administrative expenses. Both fees are calculated based on net assets at the end of the valuation period and pre-determined annualized rates as stated in the product prospectuses. Administrative expenses include costs associated with providing accounting, administrative, compliance, and legal services necessary to support issuance and maintenance of contracts. The expense risk assumed by NSLA is the risk that the deductions provided for in the variable annuity contracts may be insufficient to cover the actual costs to administer the terms stated in the contracts.

All other fees assessed on contracts, including surrender charges, annual contract fee, transfer fees, and fees from optional riders are charged to contracts upon a surrender, anniversary, or transfer event, respectively. Each of these charges are assessed through redemption of units, in an amount such that the value of the redeemed units at the end of the next valuation period are equivalent to the calculated dollar value of the charge.

The tables on the following pages illustrates product and contract level charges by product:

The following basic charges are assessed through reduction of daily unit values:

	NScore Xtra	NScore Lite	NScore Premier
Mortality and Expense Risk Fees	1.15%	1.15%	1.15%
Administrative Expenses	0.25%	0.25%	0.25%

Total expenses	1.40%	1.40%	1.40%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	$30	$30	$30

Transfer Fee – per transfer (currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No deduction	No deduction	No deduction

Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	9% of surrender value in the first year to 0% in the ninth year	7% of surrender value in the first year to 0% in the fourth year	6% of surrender value in the first year to 0% in the seventh year

State Premium Taxes

In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits:
These annual charges are the following percentages of the optional death benefit amounts:
Optional Annual Stepped-up Death Benefit	0.10% to 0.25%	0.10% to 0.25%	0.10% to 0.25%
Optional Guaranteed Minimum Death Benefit Rider: GMDBR80 Plus (1)	0.25%	0.25%	0.25%
GMDBR85 Plus (1)	0.45%	0.45%	0.45%
5% GMDBR80 Plus	0.45%	0.45%	0.45%
5% GMDBR85 Plus (1)	0.70%	0.70%	0.70%

Annual Reset Death Benefit Rider:
ARDBR (1)	0.60%	0.60%	0.60%
ARDBR (2009) (1)	0.85% to 1.40%	0.85% to 1.40%	0.85% to 1.40%

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70	0.15%	0.15%	0.15%
GEB at issue ages 71 through 75	0.30%	0.30%	0.30%
GEB “Plus” at issue ages through 70	0.30%	0.30%	0.30%
GEB “Plus” at issue ages 71 through 75	0.60%	0.60%	0.60%

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base.
GMIB (1)	0.45%	0.45%	0.45%
GMIB Plus (1)	0.50%	0.50%	0.50%
GMIB Plus with Five Year Reset (1)	0.50%	0.50%	0.50%
GMIB Plus with Annual Reset (1)	0.65%	0.65%	0.65%
GMIB Plus with Annual Reset (2009)	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50%

Optional Guaranteed Principal Protection (“GPP”)
This annual charge is the following percentage of average annual guaranteed principal amount.	0.20% to 0.55%	0.20% to 0.55%	0.20% to 0.55%

Optional Guaranteed Principal Access (“GPA”)
This annual charge is the following percentage of the eligible contract value plus later purchase payments.
GPA with 8% guarantee (1)	0.50%	0.50%	0.50%
GPA with 7% guarantee (1)	0.40%	0.40%	0.40%

(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	NScore Value	NScore Lite II	NScore Xtra II
Mortality and Expense Risk Fees	0.75%	1.30%	1.50%
Administrative Expenses	0.15%	0.25%	0.25%

Total expenses	0.90%	1.55%	1.75%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	$30	$30	$30

Transfer Fee – per transfer (currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No deduction	No deduction	No deduction

Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	6% of surrender value in the first year to 0% in the seventh year	7% of surrender value in the first year to 0% in the fifth year	9% of surrender value in the first year to 0% in the tenth year

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits:
These annual charges are the following percentages of the optional death benefit amounts:
Optional Annual Stepped-up Death Benefit	0.10% to 0.25%	0.25%	0.25%
Optional Guaranteed Minimum Death Benefit Rider:
GMDBR80 Plus (1)	0.25%	0.25%	NA
GMDBR85 Plus (1)	0.45%	0.45%	NA
5% GMDBR80 Plus	0.45%	0.45%	NA
5% GMDBR85 Plus (1)	0.70%	0.70%	NA
Annual Reset Death Benefit Rider:
ARDBR (1)	0.60%	0.60%	NA
ARDBR (2009) (1)	0.85% to 1.40%	0.85% to 1.40%	NA
ARDBR (2008) at issue ages through 74 (1)	NA	0.80% to 1.00%	NA
ARDBR (2008) at issue ages 75 through 78 (1)	NA	0.95% to 1.15%	NA

Optional Enhanced Death Benefit (“GEB”)
These annual charges are the following percentages of average variable account value:
GEB at issue ages through 70	0.15%	0.15%	NA
GEB at issue ages 71 through 75	0.30%	0.30%	NA
GEB “Plus” at issue ages through 70	0.30%	0.30%	NA
GEB “Plus” at issue ages 71 through 75	0.60%	0.60%	NA

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base.
GMIB (1)	0.45%	NA	NA
GMIB Plus (1)	0.50%	NA	NA
GMIB Plus with Five Year Reset (1)	0.50%	NA	NA
GMIB Plus with Annual Reset (1)	0.65%	0.65%	NA
GMIB Plus with Annual Reset (2009)	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50%
GMIB Plus with Annual Reset (2008) without investment restrictions (1)	NA	1.00% to 1.65%	NA
GMIB Plus with Annual Reset (2008) investment restrictions (1)	NA	0.85% to 1.50%	NA

Optional Guaranteed Principal Protection (“GPP”)
This annual charge is the following percentage of average annual guaranteed principal amount.	0.20% to 0.55%	0.55%	0.55%

Optional Guaranteed Principal Access (“GPA”)
This annual charge is the following percentage of the eligible contract value plus later purchase payments.
GPA with 8% guarantee (1)	0.50%	NA	NA
GPA with 7% guarantee (1)	0.40%	NA	NA

(1)	No longer available for purchase.

The following basic charges are assessed through reduction of daily unit values:

	NScore Lite III	NScore Premier II	NScore Flex
Mortality and Expense Risk Fees	1.40%	1.10%	1.40%
Administrative Expenses	0.25%	0.25%	0.35%

Total expenses	1.65%	1.35%	1.75%

The following charges are assessed through the redemption of units:

Annual Contract Fee
Each year on the contract anniversary (or at the time of surrender of the contract).	$30	$30	$30

Transfer Fee – per transfer (currently no charge for the first 12 transfers each contract year)	$10	$10	$10

Sales Charge made from purchase payments	No deduction	No deduction	No deduction

Surrender Charges
A withdrawal charge may be assessed by ONLIC when a contract is surrendered or a partial withdrawal of a participant’s account value is made for any other reason than to make a plan payment to a participant. Percentages vary with the number of years from purchase.	8% of surrender value in the first year to 0% in the fifth year	7% of surrender value in the first year to 0% in the eighth year	NA

State Premium Taxes
In those jurisdictions permitting, such taxes will be deducted when annuity payments begin. Otherwise, they will be deducted from purchase payments.	0.0% to 5.0%	0.0% to 5.0%	0.0% to 5.0%

Optional Death Benefits:
These annual charges are the following percentages of the optional death benefit amounts:
Optional Annual Stepped-up Death Benefit	0.25%	0.25%	0.25%

Optional Guaranteed Minimum Income Benefit (“GMIB”)
This annual charge is the following percentage of guaranteed income base.
GMIB Plus with Annual Reset (2009)	0.95% to 1.50%	0.95% to 1.50%	0.95% to 1.50%

Optional Guaranteed Principal Protection (“GPP”)
This annual charge is the following percentage of average annual guaranteed principal amount.	0.55%	0.55%	0.55%

Further information regarding fees, terms, and availability is provided in the prospectus for each of the products listed.

(3)	Fund Mergers and Replacements

Effective April 29, 2011, the Invesco Van Kampen V.I. International Growth Equity Fund Series II of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) was merged into the Invesco V.I. International Growth Fund Series II of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

Effective May 28, 2010, the International Growth Equity Portfolio of The Universal Institutional Funds, Inc. Class – II was merged into a newly-organized fund, the Invesco Van Kampen V.I. International Growth Equity Fund of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

Effective April 24, 2009, funds of J.P. Morgan Series Trust II were transferred to the J.P. Morgan Insurance Trust – Class I.

The Small Company Portfolio and the Small Cap Equity Portfolio of J.P. Morgan Insurance Trust – Class I were merged together to become the Small Cap Core Portfolio of J.P. Morgan Insurance Trust – Class I. The Mid Cap Value Portfolio and the Diversified Mid Cap Value Portfolio of J.P. Morgan Insurance Trust – Class I were merged together to become the Mid Cap Value Portfolio of J.P. Morgan Insurance Trust – Class I.

Effective April 27, 2007, funds of Legg Mason Partners Variable Portfolios I, Inc. were transferred to the newly created entity, the Legg Mason Partners Variable Equity Trust - Class I. The All Cap Portfolio and the Fundamental Value Portfolio of Legg Mason Partners Variable Portfolios I, Inc. were merged together to become the Fundamental Value Portfolio of Legg Mason Partners Variable Equity Trust - Class I. The Total Return Portfolio and the Capital and Income Portfolio of Legg Mason Partners Variable Equity Trust - Class I were merged together to become the Capital and Income Portfolio of Legg Mason Partners Variable Equity Trust - Class I.

(4)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the operations of NSLA which is taxed as an insurance company under the Internal Revenue Code. Taxes are the responsibility of the contract owner upon surrender or withdrawal. No Federal income taxes are payable under the present law on dividend income or capital gains distribution from the Fund shares held in the Account or on capital gains realized by the Account upon redemption of the Fund shares. Accordingly, NSLA does not provide income taxes within the Account.

(5)	Investments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses a market approach as the calculation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The Account categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

Level 1:	Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in privately-traded registered mutual funds with readily determinable NAV. The Account has the ability to redeem its interest in the funds with the investee at NAV daily.
Level 2:	Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.
Level 3:	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following is a summary of the inputs used in valuing the Account’s assets at fair value as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Separate Account Investments*	$158,325,161	$0	$0	$158,325,161

*	Refer to Note 1.B. for listing of individual Separate Account Investments.

The Account’s policy is to recognize significant transfers between fair value hierarchy levels at the reporting period end.

There were no transfers into, or out of, Level 1, Level 2, or Level 3 for the period ended December 31, 2011.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2011 were as follows:

	Purchases	Sales
Ohio National Fund, Inc.:
Equity Subaccount	$58,129	$209,154
Money Market Subaccount	1,889,454	2,251,452
Bond Subaccount	381,340	586,588
Omni Subaccount	3,207	5,610
International Subaccount	357,636	431,690
Capital Appreciation Subaccount	72,465	178,478
Millennium Subaccount	4,663	32,739
International Small-Mid Company Subaccount	26,981	43,147
Aggressive Growth Subaccount	41,130	35,896
Small Cap Growth Subaccount	57,828	51,025
Mid Cap Opportunity Subaccount	29,246	66,345
S&P 500 Index Subaccount	386,594	84,225
Strategic Value Subaccount	102,082	33,943
High Income Bond Subaccount	962,231	627,243
Capital Growth Subaccount	92,413	67,173
Nasdaq-100 Index Subaccount	39,534	80,640
Bristol Subaccount	790,049	263,682
Bryton Growth Subaccount	794,068	205,952
U.S. Equity Subaccount	120,226	167,838
Balanced Subaccount	3,075	452
Income Opportunity Subaccount	13,949	945
Target VIP Subaccount	2,844	18,189
Target Equity/Income Subaccount	16,348	77,764
Bristol Growth Subaccount	468,739	124,361
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount	42	584
The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount	32,548	107,494
U.S. Real Estate Subaccount	35,325	202,727
Growth Subaccount	32,101	43,427
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Van Kampen V.I. International Growth Equity Series II Subaccount	25,286	494,146
Invesco V.I. International Growth Series II Subaccount	494,930	22,570
Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount	476,142	729,271
Structured U.S. Equity Subaccount	20,664	124,081
Strategic Growth Subaccount	3,799	42,761
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount	1,473,429	690,693
U.S. Small-Mid Cap Equity Subaccount	1,390,776	252,150
U.S. Strategic Equity Subaccount	20,200	2,087
International Equity Subaccount	2,495,378	761,422
The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount	1,419,500	2,713,507
Jennison Subaccount	3,526	11,254
Fidelity Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount	3,625,415	552,753
VIP Contrafund Subaccount	607,836	707,611
VIP Growth Subaccount	20,304	9,851
VIP Equity-Income Subaccount	114,555	310,412
VIP Real Estate Subaccount	527,907	197,299

Janus Aspen Series - Service Shares:
Janus Subaccount	206,139	209,669
Worldwide Subaccount	6,298	629
Balanced Subaccount	89,856	39,522
Overseas Subaccount	1,035,908	643,262
J.P. Morgan Insurance Trust - Class I:
Small Cap Core Subaccount	13,171	23,437
Mid Cap Value Subaccount	82,907	271,528
MFS Variable Insurance Trust - Service Class:
New Discovery Subaccount	100,980	62,915
Investors Growth Stock Subaccount	293	833
Mid Cap Growth Subaccount	2,928	33,019
Total Return Subaccount	163,004	39,785
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount	2,290,487	2,044,308
Total Return Subaccount	7,496,971	4,780,553
Global Bond Subaccount	1,444,403	885,839
CommodityRealReturn Strategy Subaccount	1,536,430	445,470
Royce Capital Fund - Investment Class:
Micro-Cap Subaccount	246,449	200,512
Small-Cap Subaccount	1,417,377	640,051
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount	76,364	34,987
Franklin Templeton Variable Insurance Products Trust - Class 2:
Templeton Foreign Securities Subaccount	194,572	242,289
Franklin Flex Cap Growth Securities Subaccount	114,207	332,223
Franklin Income Securities Subaccount	130,290	96,993
Legg Mason Partners Variable Equity Trust - Class I:
Legg Mason ClearBridge Variable Fundamental All Cap Value Subaccount	65,629	58,821
Legg Mason ClearBridge Variable Equity Income Builder Subaccount	26,127	2
Legg Mason ClearBridge Variable Large Cap Value Subaccount	9,491	4,933
Neuberger Berman Advisers Management Trust - S Class:
AMT Regency Subaccount	69,196	135,328
ALPS Variable Insurance Trust - Class II:
AVS Listed Private Equity Subaccount	9	68,345
Federated Insurance Series - Service Shares:
Kaufmann Fund II Subaccount	41,066	15,941
Goldman Sachs Variable Insurance Trust - Service Shares:
Large Cap Value Subaccount	3,809,567	1,402,491
Structured U.S. Equity Subaccount	22	52,171
Strategic Growth Subaccount	51,015	61,073
Franklin Templeton Variable Insurance Products Trust - Class 4:
Templeton Foreign Securities Subaccount	2,131,696	551,684
Franklin Flex Cap Growth Securities Subaccount	1,705,202	1,478,033
Franklin Income Securities Subaccount	199,761	100,661
Franklin Templeton VIP Founding Funds Allocation Subaccount	212,995	16,646
Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount	1,108,301	283,294
VIP Global Natural Resources Subaccount	303,129	206,693
VIP Science and Technology Subaccount	74,745	99,697
Northern Lights Variable Trust - Class II:
TOPS™ Protected Balanced ETF Subaccount	80,325	115

Totals	$46,071,204	$29,184,383

(6)	Financial Highlights

The following is a summary of accumulation units, value per unit, fair value, expenses, total returns, and investment income ratios for each period ended December 31. Some of the information is presented as a range of minimum to maximum values. The ranges presented below are determined by identifying the lowest and the highest expense rates during each period presented for the products with units outstanding at the end of each period, and presenting the values per unit and total returns that correspond to those products. Accordingly, because only the products with the highest and lowest expense rates are presented, the values per unit and total returns that are not associated with those products may each be higher or lower than the ranges presented.

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
Ohio National Fund, Inc.:
Equity Subaccount
2011	217,856	$7.19 to $7.65	$1,568,459	0.90% to 1.40%	-4.71% to -4.24%		0.84%
2010	236,829	$7.55 to $7.99	$1,790,927	0.90% to 1.40%	6.42% to 6.95%		0.20%
2009	243,859	$7.09 to $7.47	$1,732,281	0.90% to 1.40%	37.18% to 37.86%		0.24%
2008	260,763	$5.17 to $5.42	$1,350,079	0.90% to 1.40%	-55.44% to -55.22%		0.80%
2007	241,983	$11.60 to $12.10	$2,816,939	0.90% to 1.40%	-7.20% to -6.73%		0.05%
Money Market Subaccount
2011	162,259	$9.67 to $12.62	$1,907,551	0.90% to 1.55%	-1.52% to -0.89%		0.00%
2010	189,888	$9.82 to $12.73	$2,269,555	0.90% to 1.55%	-1.53% to -0.89%		0.00%
2009	195,076	$9.97 to $12.85	$2,362,735	0.90% to 1.55%	-0.89% to -0.32%	(b)	0.00%
2008	250,401	$12.30 to $12.96	$3,079,502	0.90% to 1.40%	0.36% to 0.86%		1.87%
2007	408,605	$12.25 to $12.85	$5,015,645	0.90% to 1.40%	3.50% to 4.01%		4.77%
Bond Subaccount
2011	80,998	$10.61 to $17.88	$1,329,539	0.90% to 1.65%	4.64% to 5.41%		0.00%
2010	91,207	$10.73 to $16.96	$1,447,564	0.90% to 1.55%	6.19% to 6.88%		0.00%
2009	88,469	$14.98 to $15.87	$1,330,346	0.90% to 1.40%	19.26% to 19.85%		0.00%
2008	66,480	$12.56 to $13.24	$836,001	0.90% to 1.40%	-12.68% to -12.24%		0.00%
2007	97,271	$14.39 to $15.09	$1,404,062	0.90% to 1.40%	2.28% to 2.79%		0.00%
Omni Subaccount
2011	15,805	$8.86 to $9.48	$143,016	0.90% to 1.40%	-5.44% to -4.97%		1.29%
2010	16,064	$9.37 to $9.97	$153,514	0.90% to 1.40%	11.63% to 12.18%		1.89%
2009	12,477	$8.39 to $8.89	$107,303	0.90% to 1.40%	31.31% to 31.97%		4.44%
2008	4,482	$6.39	$28,635	1.40%	-32.41%		2.31%
2007	4,725	$9.45	$44,661	1.40%	5.50%		1.73%
International Subaccount
2011	351,491	$9.44 to $9.57	$3,150,893	0.90% to 1.55%	-16.70% to -16.16%		0.00%
2010	348,402	$11.33 to $11.41	$3,740,899	0.90% to 1.55%	14.97% to 15.71%		0.00%
2009	379,395	$9.31 to $9.86	$3,536,230	0.90% to 1.40%	36.32% to 36.99%		0.00%
2008	410,672	$6.83 to $7.20	$2,806,492	0.90% to 1.40%	-46.83% to -46.56%		0.00%
2007	413,417	$12.84 to $13.47	$5,324,401	0.90% to 1.40%	7.93% to 8.46%		0.00%
Capital Appreciation Subaccount
2011	74,551	$11.19 to $20.32	$1,409,610	0.90% to 1.55%	-3.15% to -2.53%		0.39%
2010	78,953	$11.56 to $20.85	$1,538,482	0.90% to 1.55%	15.21% to 15.95%		0.24%
2009	79,745	$16.97 to $17.98	$1,359,509	0.90% to 1.40%	40.86% to 41.56%		1.27%
2008	90,546	$12.05 to $12.70	$1,091,244	0.90% to 1.40%	-39.85% to -39.55%		0.68%
2007	82,911	$20.03 to $21.01	$1,661,714	0.90% to 1.40%	2.38% to 2.89%		0.45%
Millennium Subaccount
2011	10,315	$7.76 to $8.24	$80,110	0.90% to 1.40%	-2.24% to -1.76%		0.00%
2010	13,623	$7.94 to $8.38	$108,207	0.90% to 1.40%	22.58% to 23.19%		0.00%
2009	195,507	$6.80 to $10.12	$1,288,349	0.90% to 1.55%	1.24%(a) to 19.77%		0.00%
2008	11,124	$5.43	$60,455	1.40%	-43.34%		0.00%
2007	13,313	$9.59	$127,676	1.40%	24.28%		0.00%
International Small-Mid Company Subaccount
2011	14,315	$13.39 to $14.24	$194,019	0.90% to 1.40%	-18.65% to -18.25%		0.00%
2010	14,843	$16.47 to $17.41	$248,187	0.90% to 1.40%	18.08% to 18.67%		0.00%
2009	15,397	$13.94 to $14.68	$217,894	0.90% to 1.40%	44.03% to 44.75%		0.00%
2008	10,609	$9.68 to $10.14	$102,969	0.90% to 1.40%	-51.98% to -51.74%		0.00%
2007	5,988	$20.16 to $21.01	$121,199	0.90% to 1.40%	15.85% to 16.42%		0.00%
Aggressive Growth Subaccount
2011	58,807	$6.31 to $10.26	$360,644	0.90% to 1.55%	-6.71% to -6.11%		0.00%
2010	58,554	$6.36 to $6.72	$374,401	0.90% to 1.40%	8.44% to 8.98%		0.00%
2009	34,843	$5.87 to $6.17	$205,800	0.90% to 1.40%	40.64% to 41.34%		0.00%
2008	15,757	$4.17	$65,755	1.40%	-44.46%		0.00%
2007	13,533	$7.51	$101,673	1.40%	27.75%		0.00%
Small Cap Growth Subaccount
2011	23,840	$7.87 to $13.29	$183,688	0.90% to 1.55%	1.16% to 1.81%		0.00%
2010	23,025	$7.34 to $7.73	$172,721	0.90% to 1.40%	28.24% to 28.87%		0.00%
2009	23,748	$5.72 to $6.00	$138,293	0.90% to 1.40%	48.68% to 49.42%		0.00%
2008	12,517	$3.85	$48,156	1.40%	-48.41%		0.00%
2007	9,910	$7.46	$73,911	1.40%	13.03%		0.00%
Mid Cap Opportunity Subaccount
2011	34,504	$11.68 to $14.94	$477,489	0.90% to 1.55%	-4.84% to -4.22%		0.00%
2010	36,428	$12.27 to $15.60	$529,490	0.90% to 1.55%	17.77% to 18.53%		0.00%
2009	33,126	$12.42 to $13.16	$413,983	0.90% to 1.40%	38.66% to 39.35%		0.00%
2008	73,343	$8.96 to $9.45	$662,473	0.90% to 1.40%	-51.97% to -51.73%		0.00%
2007	26,877	$18.65 to $19.57	$503,423	0.90% to 1.40%	16.23% to 16.81%		0.00%
S&P 500 Index Subaccount
2011	99,893	$12.08 to $12.41	$1,171,858	0.90% to 1.65%	0.12% to 0.86%		1.60%
2010	74,305	$11.56 to $12.31	$869,595	0.90% to 1.40%	12.88% to 13.43%		1.43%
2009	58,967	$10.24 to $10.85	$609,289	0.90% to 1.40%	24.09% to 24.71%		1.80%
2008	46,957	$8.25 to $8.70	$397,752	0.90% to 1.40%	-38.17% to -37.86%		1.74%
2007	29,453	$13.35 to $14.00	$398,207	0.90% to 1.40%	3.60% to 4.12%		2.08%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
Strategic Value Subaccount
2011	38,072	$11.80 to $13.08	$423,252	0.90% to 1.55%	12.29% to 13.01%		1.83%
2010	31,856	$9.80	$312,307	1.40%	10.44%		5.72%
2009	11,219	$8.88	$99,587	1.40%	9.98%		6.12%
2008	1,639	$8.07	$13,227	1.40%	-29.26%		2.40%
2007	6,690	$11.41	$76,333	1.40%	-10.00%		1.27%
High Income Bond Subaccount
2011	243,542	$11.23 to $19.40	$4,062,513	0.90% to 1.75%	3.55% to 4.42%		0.00%
2010	210,186	$10.85 to $18.58	$3,539,692	0.90% to 1.65%	8.52%(a) to 13.07%		0.00%
2009	102,926	$10.45 to $16.43	$1,604,077	0.90% to 1.55%	4.52%(a) to 47.91%		0.00%
2008	37,996	$10.54 to $11.11	$402,087	0.90% to 1.40%	-26.35% to -25.98%		0.00%
2007	33,320	$14.31 to $15.01	$479,540	0.90% to 1.40%	2.09% to 2.60%		0.00%
Capital Growth Subaccount
2011	9,046	$13.21 to $25.25	$224,032	1.40% to 1.55%	-3.94% to -3.80%		0.00%
2010	7,777	$26.25	$204,115	1.40%	34.54%		0.00%
2009	2,941	$19.51	$57,378	1.40%	33.40%		0.00%
2008	6,915	$14.62	$101,134	1.40%	-37.24%		0.00%
2007	1,885	$23.30	$43,935	1.40%	9.69%		0.00%
Nasdaq-100 Index Subaccount
2011	97,594	$5.30 to $12.66	$517,719	0.90% to 1.65%	1.52% to 2.27%		0.34%
2010	107,577	$5.19 to $12.47	$544,837	0.90% to 1.65%	18.32% to 24.66%	(b)	0.33%
2009	110,919	$4.18 to $4.38	$468,659	0.90% to 1.40%	51.58% to 52.33%		0.00%
2008	153,905	$2.76 to $2.88	$431,232	0.90% to 1.40%	-42.78% to -42.50%		0.00%
2007	121,569	$4.82 to $5.00	$592,082	0.90% to 1.40%	16.94% to 17.52%		0.00%
Bristol Subaccount
2011	286,330	$11.01 to $12.42	$3,351,209	0.90% to 1.75%	-8.75% to -7.98%		0.49%
2010	238,217	$12.07 to $13.50	$3,062,106	0.90% to 1.65%	12.10% to 20.75%	(b)	0.65%
2009	189,916	$10.05 to $12.04	$2,212,919	0.90% to 1.55%	0.47%(a) to 34.62%		0.77%
2008	121,781	$8.66 to $8.95	$1,057,428	0.90% to 1.40%	-41.37% to -41.08%		0.96%
2007	90,694	$14.76 to $15.18	$1,342,099	0.90% to 1.40%	6.26% to 6.79%		0.62%
Bryton Growth Subaccount
2011	251,083	$11.36 to $11.56	$2,762,904	0.90% to 1.75%	-10.84% to -10.09%		0.00%
2010	193,606	$12.64 to $12.98	$2,368,724	0.90% to 1.65%	22.93% to 29.78%	(b)	0.00%
2009	183,266	$9.95 to $10.28	$1,828,784	0.90% to 1.55%	-0.51%(a) to 34.52%		0.00%
2008	106,923	$7.40 to $7.64	$794,176	0.90% to 1.40%	-40.37% to -40.08%		0.00%
2007	77,542	$12.40 to $12.76	$964,992	0.90% to 1.40%	8.37% to 8.91%		0.00%
U.S. Equity Subaccount
2011	69,317	$9.35	$647,843	1.40%	-3.31%		0.00%
2010	72,141	$9.67	$697,291	1.40%	10.91%		0.76%
2009	70,896	$8.71	$617,852	1.40%	14.96%		0.78%
2008	67,520	$7.58	$511,839	1.40%	-48.70%		0.88%
2007	81,503	$14.78	$1,204,342	1.40%	11.60%		0.37%
Balanced Subaccount
2011	1,792	$11.17 to $13.47	$23,683	1.40% to 1.65%	0.63% to 0.88%		1.95%
2010	1,577	$13.35	$21,056	1.40%	6.30%		2.22%
2009	1,153	$12.56	$14,483	1.40%	23.19%		8.22%
2007	10,579	$14.15	$149,738	1.40%	10.74%		0.00%
Income Opportunity Subaccount
2011	3,183	$10.66	$33,939	1.40%	-2.45%		0.00%
2010	1,883	$10.93	$20,577	1.40%	5.67%		0.00%
2009	1,842	$10.34	$19,054	1.40%	11.58%		0.00%
2008	1,351	$9.27	$12,518	1.40%	-21.92%		0.00%
2007	5,333	$11.87	$63,300	1.40%	6.82%		0.00%
Target VIP Subaccount
2011	20,174	$8.66 to $8.93	$176,014	0.90% to 1.40%	-2.77% to -2.29%		0.95%
2010	21,787	$8.91 to $9.14	$195,241	0.90% to 1.40%	17.82% to 18.40%		1.49%
2009	19,607	$7.56 to $7.72	$149,052	0.90% to 1.40%	13.18% to 13.74%		1.48%
2008	15,440	$6.68 to $6.79	$103,260	0.90% to 1.40%	-44.12% to -43.84%		0.83%
2007	28,354	$11.96	$339,111	1.40%	8.21%		0.88%
Target Equity/Income Subaccount
2011	121,453	$7.59 to $7.82	$922,899	0.90% to 1.40%	-12.32% to -11.89%		1.55%
2010	129,073	$8.66 to $8.88	$1,118,311	0.90% to 1.40%	21.53% to 22.13%		1.27%
2009	138,179	$7.12 to $7.27	$984,847	0.90% to 1.40%	10.78% to 11.33%		2.00%
2008	158,549	$6.43 to $6.53	$1,019,800	0.90% to 1.40%	-45.84% to -45.57%		1.85%
2007	142,133	$11.87	$1,687,184	1.40%	8.89%		1.99%
Bristol Growth Subaccount
2011	191,708	$9.29 to $11.67	$1,833,132	0.90% to 1.75%	-3.46% to -2.65%		0.39%
2010	157,781	$9.54 to $12.10	$1,526,073	0.90% to 1.65%	11.79% to 20.99%	(b)	0.65%
2009	8,519	$8.42 to $8.53	$72,366	0.90% to 1.40%	40.31% to 41.01%		0.00%
Wells Fargo Advantage Variable Trust Funds:
Opportunity Subaccount
2011	1,588	$17.46	$27,718	1.40%	-6.82%		0.14%
2010	1,597	$18.74	$29,926	1.40%	22.05%		0.76%
2009	1,607	$15.35	$24,675	1.40%	45.70%		0.00%
2008	1,621	$10.54	$17,078	1.40%	-40.93%		1.84%
2007	2,284	$17.84	$40,741	1.40%	5.15%		0.60%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
The Universal Institutional Funds, Inc. - Class II (Morgan Stanley UIF):
Core Plus Fixed Income Subaccount
2011	33,928	$10.98 to $13.97	$450,803	0.90% to 1.55%	3.80% to 4.47%		3.50%
2010	40,201	$10.57 to $13.38	$516,519	0.90% to 1.55%	5.23% to 5.91%		5.26%
2009	44,609	$12.22 to $12.63	$545,522	0.90% to 1.40%	7.87% to 8.40%		3.90%
2008	95,501	$11.33 to $11.65	$1,087,662	0.90% to 1.40%	-11.70% to -11.26%		5.81%
2007	45,170	$12.83 to $13.13	$581,299	0.90% to 1.40%	3.76% to 4.27%		1.23%
U.S. Real Estate Subaccount
2011	64,845	$14.15 to $23.52	$1,459,416	0.90% to 1.55%	4.05% to 4.72%		0.54%
2010	71,574	$13.60 to $22.46	$1,548,695	0.90% to 1.55%	27.55% to 28.37%		2.77%
2009	160,867	$10.66 to $17.49	$2,724,019	0.90% to 1.55%	6.64%(a) to 27.35%		3.05%
2008	96,437	$13.36 to $13.74	$1,290,690	0.90% to 1.40%	-38.92% to -38.61%		2.76%
2007	80,419	$21.87 to $22.38	$1,761,059	0.90% to 1.40%	-18.42% to -18.01%		1.01%
International Growth Equity Subaccount (note 3)
2009	499,330	$8.44 to $10.09	$4,170,836	0.90% to 1.55%	0.87%(a) to 35.32%		0.72%
2008	263,419	$6.16 to $6.24	$1,626,516	0.90% to 1.40%	-49.24% to -48.98%		0.00%
2007	44,635	$12.13 to $12.23	$542,094	0.90% to 1.40%	12.68% to 13.24%		0.51%
Growth Subaccount
2011	34,160	$11.55 to $11.88	$402,439	0.90% to 1.40%	-4.38% to -3.90%		0.00%
2010	34,687	$12.08 to $12.36	$425,811	0.90% to 1.40%	20.92% to 21.52%		0.00%
2009	29,324	$9.99 to $10.17	$297,354	0.90% to 1.40%	62.87% to 63.67%		0.00%
2008	5,986	$6.13 to $6.21	$36,754	0.90% to 1.40%	-50.05% to -49.80%		0.00%
2007	1,054	$12.28	$12,943	1.40%	19.98%		0.00%
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (note 3):
Invesco Van Kampen V.I. International Growth Equity Series II Subaccount
2010	48,875	$9.20 to $10.92	$442,529	0.90% to 1.55%	23.66%(a) to 24.13%	(b)	0.00%
Invesco V.I. International Growth Series II Subaccount
2011	48,135	$8.48 to $10.00	$400,575	0.90% to 1.55%	-15.90%(a) to -15.53%	(b)	0.00%
Goldman Sachs Variable Insurance Trust - Institutional Shares:
Large Cap Value Subaccount
2011	528,025	$9.13 to $9.76	$4,860,358	0.90% to 1.40%	-8.33% to -7.88%		1.24%
2010	549,484	$9.95 to $10.60	$5,513,668	0.90% to 1.40%	9.66% to 10.21%		0.84%
2009	549,737	$9.08 to $9.62	$5,024,925	0.90% to 1.40%	16.68% to 17.26%		2.02%
2008	458,229	$7.78 to $8.20	$3,585,192	0.90% to 1.40%	-35.43% to -35.11%		2.12%
2007	384,525	$12.05 to $12.64	$4,652,890	0.90% to 1.40%	0.08% to 0.58%		2.43%
Structured U.S. Equity Subaccount
2011	64,419	$10.36	$667,391	1.40%	2.61%		1.65%
2010	74,686	$10.10	$754,059	1.40%	11.28%		1.55%
2009	79,366	$9.07	$720,053	1.40%	19.47%		2.16%
2008	76,795	$7.59	$583,173	1.40%	-37.87%		1.61%
2007	77,781	$12.22	$950,745	1.40%	-2.99%		1.07%
Strategic Growth Subaccount
2011	14,956	$10.90	$163,058	1.40%	-3.96%		0.42%
2010	18,095	$11.35	$205,414	1.40%	9.21%		0.44%
2009	18,600	$10.39	$193,343	1.40%	45.71%		0.49%
2008	18,460	$7.13	$131,693	1.40%	-42.56%		0.14%
2007	10,467	$12.42	$130,012	1.40%	8.60%		0.19%
Lazard Retirement Series, Inc. - Service Shares:
Emerging Markets Equity Subaccount
2011	206,830	$10.04 to $29.67	$4,694,233	0.90% to 1.75%	-19.41% to -18.73%		2.05%
2010	163,391	$12.46 to $36.50	$4,986,645	0.90% to 1.65%	21.60% to 24.60%	(b)	1.29%
2009	125,180	$9.86 to $30.02	$3,568,946	0.90% to 1.55%	-1.40%(a) to 68.33%		3.75%
2008	78,657	$17.01 to $17.83	$1,347,881	0.90% to 1.40%	-49.43% to -49.18%		3.26%
2007	38,966	$33.65 to $35.09	$1,313,155	0.90% to 1.40%	31.45% to 32.11%		1.53%
U.S. Small-Mid Cap Equity Subaccount
2011	159,972	$11.16 to $19.05	$2,563,114	0.90% to 1.75%	-10.64% to -9.88%		0.00%
2010	97,190	$12.49 to $21.14	$1,832,087	0.90% to 1.65%	22.62% to 24.89%	(b)	0.29%
2009	105,386	$10.46 to $17.24	$1,730,186	0.90% to 1.55%	4.65%(a) to 51.32%		0.00%
2008	8,110	$10.87 to $11.39	$88,293	0.90% to 1.40%	-37.36% to -37.04%		0.00%
2007	8,387	$17.35 to $18.09	$145,712	0.90% to 1.40%	-8.49% to -8.03%		0.00%
U.S. Strategic Equity Subaccount
2011	20,017	$11.06	$221,429	0.90%	1.05%		1.11%
2010	18,379	$10.95	$201,198	0.90%	11.84%		0.71%
2009	18,259	$9.79	$178,729	0.90%	25.71%		1.28%
2008	8,456	$7.79	$65,846	0.90%	-35.86%		0.81%
2007	3,970	$12.14	$48,200	0.90%	-1.84%		3.29%
International Equity Subaccount
2011	816,692	$10.98 to $11.16	$8,775,432	0.90% to 1.75%	-8.86% to -8.10%		2.11%
2010	669,494	$12.05 to $12.15	$7,852,120	0.90% to 1.65%	5.77% to 20.54%	(b)	1.55%
2009	456,919	$9.84 to $11.48	$5,150,243	0.90% to 1.55%	-1.61%(a) to 20.38%		3.44%
2008	215,442	$9.37 to $9.54	$2,029,552	0.90% to 1.40%	-37.89% to -37.58%		1.81%
2007	95,097	$15.08 to $15.28	$1,441,429	0.90% to 1.40%	9.25% to 9.79%		5.80%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
The Prudential Series Fund, Inc. - Class II:
Jennison 20/20 Focus Subaccount
2011	406,000	$11.46 to $14.91	$5,488,412	0.90% to 1.75%	-6.15% to -5.36%		0.00%
2010	475,297	$12.22 to $15.76	$6,924,341	0.90% to 1.65%	6.41% to 22.15%	(b)	0.00%
2009	237,309	$10.54 to $14.81	$3,365,722	0.90% to 1.55%	5.44%(a) to 56.00%		0.00%
2008	157,150	$9.08 to $9.49	$1,434,915	0.90% to 1.40%	-40.24% to -39.94%		0.00%
2007	71,354	$15.19 to $15.80	$1,086,974	0.90% to 1.40%	8.59% to 9.13%		0.19%
Jennison Subaccount
2011	17,034	$7.91 to $11.34	$149,381	0.90% to 1.55%	-1.61% to -0.98%		0.00%
2010	17,535	$7.99 to $11.52	$156,737	0.90% to 1.55%	9.75% to 10.46%		0.02%
2009	7,838	$6.88 to $7.23	$54,457	0.90% to 1.40%	40.62% to 41.31%		0.25%
2008	6,386	$4.89	$31,255	1.40%	-38.42%		0.07%
2007	6,547	$7.95	$52,035	1.40%	10.01%		0.00%
UBS Series Trust - Class I:
U.S. Allocation Subaccount
2008	1,842	$6.68	$12,298	1.40%	-36.23%		2.71%
2007	1,853	$10.47	$19,395	1.40%	0.49%		2.19%
Fidelity Variable Insurance Products Fund - Service Class 2:
VIP Mid Cap Subaccount
2011	287,972	$10.92 to $22.44	$5,481,877	0.90% to 1.75%	-12.38% to -11.65%		0.03%
2010	130,198	$12.47 to $25.39	$3,082,167	0.90% to 1.65%	24.74%(a) to 27.43%		0.13%
2009	117,939	$10.00 to $19.93	$2,223,645	0.90% to 1.55%	-0.03%(a) to 38.51%		0.46%
2008	117,371	$13.78 to $14.39	$1,634,019	0.90% to 1.40%	-40.44% to -40.15%		0.27%
2007	57,940	$23.15 to $24.04	$1,349,727	0.90% to 1.40%	13.74% to 14.30%		0.48%
VIP Contrafund Subaccount
2011	336,215	$11.79 to $13.18	$4,188,095	0.90% to 1.65%	-4.36% to -3.65%		0.79%
2010	340,876	$12.33 to $13.68	$4,428,994	0.90% to 1.65%	15.88% to 23.25%	(b)	1.05%
2009	317,895	$11.25 to $11.81	$3,598,756	0.90% to 1.40%	33.60% to 34.26%		1.27%
2008	287,146	$8.42 to $8.79	$2,431,955	0.90% to 1.40%	-43.49% to -43.20%		1.00%
2007	152,984	$14.91 to $15.48	$2,293,813	0.90% to 1.40%	15.67% to 16.25%		0.91%
VIP Growth Subaccount
2011	8,993	$6.75 to $7.15	$65,056	0.90% to 1.40%	-1.41% to -0.92%		0.16%
2010	7,544	$6.85 to $7.22	$52,698	0.90% to 1.40%	22.15% to 22.76%		0.02%
2009	18,932	$5.60 to $5.88	$106,873	0.90% to 1.40%	26.20% to 26.82%		0.20%
2008	19,574	$4.44 to $4.64	$87,474	0.90% to 1.40%	-48.04% to -47.78%		0.58%
2007	19,553	$8.55 to $8.88	$167,548	0.90% to 1.40%	24.90% to 25.52%		0.55%
VIP Equity-Income Subaccount
2011	97,107	$11.85 to $12.34	$1,158,626	0.90% to 1.40%	-0.73% to -0.24%		2.15%
2010	114,283	$11.94 to $12.37	$1,371,128	0.90% to 1.40%	13.33% to 13.89%		1.62%
2009	122,130	$10.53 to $10.86	$1,291,509	0.90% to 1.40%	28.09% to 28.73%		2.15%
2008	118,345	$8.22 to $8.44	$975,338	0.90% to 1.40%	-43.61% to -43.32%		2.21%
2007	128,724	$14.58 to $14.89	$1,883,091	0.90% to 1.40%	-0.13% to 0.36%		1.80%
VIP Real Estate Subaccount
2011	193,690	$9.94 to $12.77	$2,024,540	0.90% to 1.75%	5.94% to 6.83%		1.02%
2010	162,870	$9.31 to $12.06	$1,566,829	0.90% to 1.65%	20.58%(a) to 28.93%		2.15%
2009	6,791	$7.16	$48,625	1.40%	35.50%		2.76%
2008	5,875	$5.28	$31,049	1.40%	-47.15%	(c)	21.14%
Janus Aspen Series - Service Shares:
Janus Subaccount
2011	111,463	$6.48 to $10.77	$693,601	0.90% to 1.55%	-6.98% to -6.38%		0.44%
2010	110,898	$6.93 to $11.58	$740,202	0.90% to 1.55%	12.52% to 13.24%		0.40%
2009	102,685	$5.83 to $6.12	$604,277	0.90% to 1.40%	34.14% to 34.80%		0.46%
2008	69,128	$4.35 to $4.54	$300,621	0.90% to 1.40%	-40.70% to -40.41%		0.67%
2007	20,005	$7.33	$146,637	1.40%	13.20%		7.48%
Worldwide Subaccount
2011	6,706	$5.22 to $5.53	$37,893	0.90% to 1.40%	-15.17% to -14.75%		0.51%
2010	6,043	$6.16 to $6.49	$37,683	0.90% to 1.40%	13.93% to 14.49%		0.49%
2009	6,052	$5.40 to $5.67	$33,086	0.90% to 1.40%	35.51% to 36.18%		1.12%
2008	8,075	$3.99	$32,202	1.40%	-45.57%		1.20%
2007	3,945	$7.33	$28,903	1.40%	7.85%		0.68%
Balanced Subaccount
2011	49,807	$11.01 to $14.63	$687,533	0.90% to 1.65%	-0.29% to 0.45%		2.19%
2010	49,016	$11.05 to $14.56	$678,878	0.90% to 1.65%	7.16% to 10.47%	(b)	2.61%
2009	45,395	$12.95 to $13.59	$594,754	0.90% to 1.40%	23.85% to 24.46%		3.17%
2008	4,092	$10.46 to $10.92	$43,448	0.90% to 1.40%	-17.22% to -16.81%		2.52%
2007	3,884	$12.63 to $13.12	$49,775	0.90% to 1.40%	8.76% to 9.30%		2.24%
Overseas Subaccount
2011	309,353	$8.39 to $11.65	$3,389,897	0.90% to 1.65%	-33.44% to -32.94%		0.37%
2010	278,015	$12.60 to $17.37	$4,582,041	0.90% to 1.65%	23.90% to 25.97%	(b)	0.55%
2009	273,011	$13.37 to $14.02	$3,665,082	0.90% to 1.40%	76.60% to 77.47%		0.42%
2008	284,985	$7.57 to $7.90	$2,163,674	0.90% to 1.40%	-52.89% to -52.66%		1.08%
2007	189,921	$16.07 to $16.69	$3,062,687	0.90% to 1.40%	26.24% to 26.87%		0.49%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
J.P. Morgan Series Trust II (note 3):
Small Company Subaccount
2008	11,679	$8.83	$103,081	1.40%	-32.93%		0.20%
2007	13,957	$13.16	$183,666	1.40%	-6.98%		0.01%
Mid Cap Value Subaccount
2008	112,760	$13.73	$1,548,153	1.40%	-34.13%		1.13%
2007	97,701	$20.84	$2,036,554	1.40%	1.03%		0.88%
J.P. Morgan Insurance Trust - Class I (note 3):
Small Cap Core Subaccount
2011	9,659	$12.56	$121,339	1.40%	-6.08%		0.12%
2010	10,148	$13.38	$135,741	1.40%	25.37%		0.00%
2009	23,222	$10.67	$247,768	1.40%	29.28%		0.39%
Mid Cap Value Subaccount
2011	106,095	$12.29 to $21.03	$2,223,905	1.35% to 1.40%	0.75% to 0.80%		1.32%
2010	114,411	$20.87	$2,388,104	1.40%	21.75%		1.19%
2009	117,736	$17.14	$2,018,474	1.40%	28.90%		0.00%
MFS Variable Insurance Trust - Service Class:
New Discovery Subaccount
2011	19,674	$12.05 to $14.85	$279,567	0.90% to 1.55%	-11.86% to -11.29%		0.00%
2010	20,638	$13.67 to $16.74	$323,325	0.90% to 1.55%	33.87% to 34.73%		0.00%
2009	8,454	$10.21 to $12.42	$95,669	0.90% to 1.55%	2.10%(a) to 61.47%		0.00%
2008	253	$7.43	$1,876	1.40%	-40.36%		0.00%
2007	234	$12.45	$2,914	1.40%	0.83%		0.00%
Investors Growth Stock Subaccount
2011	4,660	$11.03	$51,379	1.40%	-1.01%		0.26%
2010	4,655	$11.14	$51,856	1.40%	10.60%		0.29%
2009	5,285	$10.07	$53,228	1.40%	37.17%		0.44%
2008	5,169	$7.34	$37,949	1.40%	-37.85%		0.29%
2007	5,036	$11.81	$59,499	1.40%	9.48%		0.08%
Mid Cap Growth Subaccount
2011	29,683	$8.15 to $8.57	$243,829	0.90% to 1.40%	-7.46% to -7.00%		0.00%
2010	32,593	$8.81 to $9.22	$289,057	0.90% to 1.40%	27.42% to 28.05%		0.00%
2009	38,877	$6.91 to $7.20	$270,276	0.90% to 1.40%	39.30% to 39.99%		0.00%
2008	35,620	$4.96 to $5.14	$177,064	0.90% to 1.40%	-52.27% to -52.03%		0.00%
2007	41,099	$10.40 to $10.72	$429,411	0.90% to 1.40%	7.99% to 8.53%		0.00%
Total Return Subaccount
2011	47,126	$13.19 to $13.87	$628,716	0.90% to 1.40%	0.19% to 0.68%		2.35%
2010	38,213	$13.16 to $13.77	$509,525	0.90% to 1.40%	8.12% to 8.66%		2.64%
2009	43,182	$12.17 to $12.67	$531,002	0.90% to 1.40%	16.10% to 16.67%		1.88%
2008	19,814	$10.48	$207,745	1.40%	-23.40%		2.83%
2007	16,024	$13.69	$219,326	1.40%	2.49%		2.29%
PIMCO Variable Insurance Trust - Administrative Shares:
Real Return Subaccount
2011	473,734	$11.13 to $17.67	$7,379,503	0.90% to 1.75%	9.76% to 10.68%		2.11%
2010	454,461	$10.15 to $15.96	$6,702,656	0.90% to 1.65%	1.48%(a) to 7.15%		1.41%
2009	258,781	$10.15 to $14.90	$3,722,611	0.90% to 1.55%	1.47%(a) to 17.31%		2.99%
2008	140,656	$12.30 to $12.70	$1,735,757	0.90% to 1.40%	-8.32% to -7.87%		3.51%
2007	147,832	$13.42 to $13.78	$1,984,509	0.90% to 1.40%	9.13% to 9.68%		4.67%
Total Return Subaccount
2011	1,629,232	$10.36 to $16.44	$23,464,526	0.90% to 1.75%	1.84% to 2.69%		2.63%
2010	1,427,120	$10.17 to $16.01	$20,911,072	0.90% to 1.65%	1.74%(a) to 7.15%		2.43%
2009	958,761	$10.05 to $14.94	$13,841,683	0.90% to 1.55%	0.54%(a) to 13.03%		4.86%
2008	303,864	$12.81 to $13.22	$3,911,765	0.90% to 1.40%	3.36% to 3.87%		4.45%
2007	386,691	$12.39 to $12.73	$4,814,726	0.90% to 1.40%	7.25% to 7.79%		4.82%
Global Bond Subaccount
2011	212,958	$11.44 to $18.65	$3,508,960	0.90% to 1.75%	5.73% to 6.61%		2.55%
2010	181,090	$10.83 to $17.49	$2,879,926	0.90% to 1.65%	8.28%(a) to 10.66%		2.71%
2009	233,852	$9.91 to $15.80	$3,556,747	0.90% to 1.55%	-0.85%(a) to 15.80%		3.08%
2008	56,880	$13.22 to $13.65	$757,256	0.90% to 1.40%	-2.21% to -1.73%		3.49%
2007	15,464	$13.52 to $13.89	$209,485	0.90% to 1.40%	8.22% to 8.76%		3.31%
CommodityRealReturn Strategy Subaccount
2011	254,076	$9.92 to $12.07	$2,582,436	0.90% to 1.75%	-9.14% to -8.38%		13.94%
2010	188,780	$10.83 to $13.29	$2,064,482	0.90% to 1.65%	23.41% to 32.87%	(b)	15.85%
2009	141,709	$8.77 to $10.61	$1,239,997	0.90% to 1.55%	6.10%(a) to 40.27%		9.99%
Royce Capital Fund - Investment Class:
Micro-Cap Subaccount
2011	58,599	$11.30 to $22.46	$1,256,799	0.90% to 1.55%	-13.44% to -12.88%		2.44%
2010	56,485	$13.06 to $25.78	$1,407,984	0.90% to 1.55%	27.98% to 28.80%		2.02%
2009	54,462	$19.37 to $20.02	$1,060,942	0.90% to 1.40%	55.86% to 56.63%		0.00%
2008	42,933	$12.43 to $12.78	$538,363	0.90% to 1.40%	-44.06% to -43.78%		4.08%
2007	16,410	$22.21 to $22.73	$365,313	0.90% to 1.40%	2.53% to 3.05%		1.77%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
Small-Cap Subaccount
2011	270,055	$11.30 to $22.95	$5,329,487	0.90% to 1.75%	-4.94% to -4.14%		0.37%
2010	218,360	$11.90 to $23.94	$4,759,600	0.90% to 1.65%	18.98%(a) to 19.45%		0.14%
2009	160,043	$9.98 to $20.04	$3,112,003	0.90% to 1.55%	-0.21%(a) to 34.00%		0.00%
2008	111,031	$14.54 to $14.96	$1,627,231	0.90% to 1.40%	-28.19% to -27.83%		0.79%
2007	60,745	$20.25 to $20.72	$1,240,346	0.90% to 1.40%	-3.50% to -3.01%		0.07%
Dreyfus Variable Investment Fund - Service Shares:
Appreciation Subaccount
2011	29,161	$15.23 to $15.90	$453,500	0.90% to 1.40%	7.24% to 7.77%		1.37%
2010	26,615	$14.20 to $14.75	$385,438	0.90% to 1.40%	13.46% to 14.02%		1.98%
2009	28,234	$12.52 to $12.94	$359,123	0.90% to 1.40%	20.54% to 21.14%		2.03%
2008	20,234	$10.38 to $10.68	$213,417	0.90% to 1.40%	-30.70% to -30.35%		1.86%
2007	23,698	$14.98 to $15.33	$358,841	0.90% to 1.40%	5.37% to 5.89%		1.09%
Franklin Templeton Variable Insurance Products Trust - Class 2:
Templeton Foreign Securities Subaccount
2011	164,817	$11.42 to $11.80	$1,896,928	0.90% to 1.40%	-11.87% to -11.43%		1.70%
2010	168,154	$12.95 to $13.32	$2,192,095	0.90% to 1.40%	6.91% to 7.44%		1.02%
2009	62,207	$12.12 to $12.40	$757,348	0.90% to 1.40%	35.15% to 35.82%		3.71%
2008	76,014	$8.96 to $9.13	$683,038	0.90% to 1.40%	-41.21% to -40.91%		2.34%
2007	66,906	$15.25 to $15.45	$1,022,273	0.90% to 1.40%	13.85% to 14.42%		1.70%
Franklin Flex Cap Growth Securities Subaccount
2011	89,983	$11.72 to $12.12	$1,066,056	0.90% to 1.40%	-6.12% to -5.65%		0.00%
2010	105,043	$12.49 to $12.84	$1,322,232	0.90% to 1.40%	14.59% to 15.16%		0.00%
2009	151,090	$10.90 to $11.15	$1,656,227	0.90% to 1.40%	31.13% to 31.78%		0.00%
2008	173,774	$8.31 to $8.46	$1,451,085	0.90% to 1.40%	-36.21% to -35.89%		0.12%
2007	89,083	$13.03 to $13.20	$1,163,881	0.90% to 1.40%	12.74% to 13.30%		0.00%
Franklin Income Securities Subaccount
2011	66,018	$12.87 to $13.30	$853,601	0.90% to 1.40%	0.97% to 1.47%		5.84%
2010	66,775	$12.75 to $13.11	$853,690	0.90% to 1.40%	11.12% to 11.67%		6.61%
2009	75,985	$11.47 to $11.74	$874,268	0.90% to 1.40%	33.72% to 34.39%		8.30%
2008	72,702	$8.58 to $8.74	$625,235	0.90% to 1.40%	-30.63% to -30.29%		5.53%
2007	56,136	$12.37 to $12.53	$695,594	0.90% to 1.40%	2.32% to 2.83%		3.00%
Legg Mason Partners Variable Equity Trust - Class I (note 3):
Legg Mason ClearBridge Variable Fundamental All Cap Value Subaccount
2011	7,251	$16.50 to $17.65	$120,664	0.90% to 1.40%	-7.49% to -7.03%		1.52%
2010	6,874	$17.83 to $18.98	$124,341	0.90% to 1.40%	15.00% to 15.56%		1.79%
2009	6,304	$15.51 to $16.43	$98,518	0.90% to 1.40%	27.57% to 28.20%		1.56%
2008	5,325	$12.15	$64,720	1.40%	-37.46%		1.77%
2007	5,301	$19.43	$103,012	1.40%	-4.94%	(c)	2.05%
Legg Mason ClearBridge Variable Equity Income Builder Subaccount
2011	2,094	$12.43	$26,025	1.35%	6.46%		0.00%
2009	9,066	$10.56	$95,755	1.40%	21.21%		4.92%
Legg Mason ClearBridge Variable Large Cap Value Subaccount
2011	1,407	$12.16 to $14.13	$16,701	1.40% to 1.65%	3.25% to 3.51%		2.40%
2010	966	$11.77 to $13.65	$11,817	1.40% to 1.65%	7.95% to 17.73%	(b)	4.15%
2009	319	$12.64	$4,031	1.40%	22.78%		1.78%
2008	760	$10.30	$7,821	1.40%	-36.52%		1.39%
2007	677	$16.22	$10,985	1.40%	2.46%		2.57%
Neuberger Berman Advisers Management Trust - S Class:
AMT Regency Subaccount
2011	100,092	$9.08 to $9.34	$910,783	0.90% to 1.40%	-7.99% to -7.53%		0.40%
2010	104,544	$9.87 to $10.10	$1,033,587	0.90% to 1.40%	24.25% to 24.87%		0.32%
2009	126,283	$7.94 to $8.09	$1,004,324	0.90% to 1.40%	44.14% to 44.85%		0.66%
2008	252,115	$5.51 to $5.58	$1,392,037	0.90% to 1.40%	-46.70% to -46.43%		1.16%
2007	174,375	$10.34 to $10.43	$1,805,438	0.90% to 1.40%	1.62% to 2.13%		0.51%
ALPS Variable Insurance Trust - Class II:
AVS Listed Private Equity Subaccount
2010	11,003	$6.17 to $6.25	$68,483	0.90% to 1.40%	20.35% to 20.94%		17.53%
2009	20,286	$5.13 to $5.17	$104,324	0.90% to 1.40%	38.00% to 38.68%		1.12%
Federated Insurance Series - Service Shares:
Kaufmann Fund II Subaccount
2011	31,181	$8.05 to $10.49	$250,574	0.90% to 1.65%	-14.89% to -14.26%		0.84%
2010	28,109	$9.39 to $12.33	$264,820	0.90% to 1.65%	16.70% to 23.28%	(b)	0.00%
2009	23,015	$7.98 to $8.05	$184,001	0.90% to 1.40%	27.32% to 27.95%		0.00%
2008	12,950	$6.27 to $6.29	$81,209	0.90% to 1.40%	-37.30%(a) to -37.09%	(b)	0.00%
Goldman Sachs Variable Insurance Trust - Service Shares:
Large Cap Value Subaccount
2011	1,420,181	$7.76 to $10.82	$11,719,724	0.90% to 1.75%	-8.86% to -8.09%		1.16%
2010	1,167,492	$8.44 to $11.88	$10,203,014	0.90% to 1.65%	9.90% to 18.81%	(b)	0.78%
2009	777,553	$7.68 to $10.10	$5,962,349	0.90% to 1.55%	1.05%(a) to 16.82%		3.18%
2008	113,055	$6.55 to $6.57	$740,926	0.90% to 1.40%	-34.48%(a) to -34.27%	(b)	7.81%

	Accumulation Units***	Value Per Unit	Fair Value	Expenses*	Total Return**		Investment Income Ratio****
Structured U.S. Equity Subaccount
2011	160	$8.88	$1,419	1.40%	2.47%		0.05%
2010	5,257	$8.67 to $11.22	$53,940	1.40% to 1.55%	10.88% to 11.05%		1.30%
2009	5,471	$7.81 to $10.12	$50,639	1.40% to 1.55%	1.15%(a) to 19.22%		14.04%
Strategic Growth Subaccount
2011	14,066	$8.98 to $9.14	$127,506	0.90% to 1.40%	-4.20% to -3.73%		0.22%
2010	15,139	$9.37 to $9.50	$142,930	0.90% to 1.40%	8.97% to 9.51%		0.21%
2009	12,672	$8.60 to $8.67	$109,511	0.90% to 1.40%	45.46% to 46.18%		0.98%
Franklin Templeton Variable Insurance Products Trust - Class 4:
Templeton Foreign Securities Subaccount
2011	752,447	$8.01 to $10.72	$6,288,337	0.90% to 1.75%	-12.27% to -11.54%		1.77%
2010	597,550	$9.05 to $12.22	$5,514,963	0.90% to 1.65%	7.41% to 22.21%	(b)	0.41%
2009	53,254	$8.36 to $8.43	$446,404	0.90% to 1.40%	34.95% to 35.62%		1.26%
2008	7,625	$6.19 to $6.21	$47,231	0.90% to 1.40%	-38.08%(a) to -37.87%	(b)	1.95%
Franklin Flex Cap Growth Securities Subaccount
2011	567,739	$9.52 to $11.54	$5,585,011	0.90% to 1.75%	-6.54% to -5.76%		0.00%
2010	543,052	$10.10 to $12.35	$5,584,070	0.90% to 1.65%	15.05% to 23.53%	(b)	0.00%
2009	491,521	$8.78 to $10.34	$4,301,834	0.90% to 1.55%	3.38%(a) to 31.51%		0.10%
2008	104,146	$6.65 to $6.68	$693,181	0.90% to 1.40%	-33.47%(a) to -33.24%	(b)	0.02%
Franklin Income Securities Subaccount
2011	108,167	$10.51 to $11.19	$1,133,481	0.90% to 1.65%	0.63% to 1.38%		5.56%
2010	103,804	$10.37 to $11.12	$1,072,628	0.90% to 1.65%	11.23%(a) to 11.54%		6.07%
2009	111,518	$9.22 to $9.29	$1,031,244	0.90% to 1.40%	33.50% to 34.16%		3.83%
2008	27,300	$6.90 to $6.93	$188,765	0.90% to 1.40%	-30.96%(a) to -30.74%	(b)	0.44%
Franklin Templeton VIP Founding Funds Allocation Subaccount
2011	54,208	$9.09 to $11.12	$527,185	0.90% to 1.65%	-3.26% to -2.55%		0.01%
2010	35,797	$9.33 to $11.06	$335,909	0.90% to 1.55%	8.56% to 9.26%		2.17%
2009	36,112	$8.54 to $10.19	$311,900	0.90% to 1.55%	1.87%(a) to 28.90%		6.32%
2008	2,301	$6.60	$15,195	1.40%	-33.97%	(c)	4.82%
Ivy Funds Variable Insurance Portfolios, Inc.:
VIP Asset Strategy Subaccount
2011	364,545	$10.61 to $11.19	$3,966,772	0.90% to 1.65%	-8.71% to -8.03%		1.00%
2010	292,376	$11.62 to $12.17	$3,494,455	0.90% to 1.65%	7.71% to 16.24%	(b)	1.04%
2009	229,348	$9.94 to $11.30	$2,571,666	0.90% to 1.55%	-0.60%(a) to 23.94%		0.18%
2008	21,780	$9.10 to $9.11	$198,431	0.90% to 1.40%	-8.96%(a) to -8.85%	(b)	4.15%
VIP Global Natural Resources Subaccount
2011	107,181	$9.41 to $10.74	$993,599	0.90% to 1.65%	-22.72% to -22.15%		0.00%
2010	98,987	$12.08 to $13.90	$1,184,209	0.90% to 1.65%	16.03% to 39.03%	(b)	0.00%
2009	87,780	$10.35 to $10.41	$909,021	0.90% to 1.40%	71.23% to 72.08%		0.00%
VIP Science and Technology Subaccount
2011	19,153	$11.29 to $12.24	$230,479	0.90% to 1.65%	-7.29% to -6.61%		0.00%
2010	21,761	$12.18 to $13.11	$282,280	0.90% to 1.65%	11.75% to 21.77%	(b)	0.00%
2009	15,587	$11.66 to $11.73	$182,024	0.90% to 1.40%	41.85% to 42.56%		0.00%
Northern Lights Variable Trust - Class II:
TOPS™ Protected Balanced ETF Subaccount
2011	8,106	$9.80	$79,478	0.90%	-1.96%	(c)	0.00%

*	This represents the range of annualized contract expense rates of the Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual fund portfolios and charges made directly to contract owner accounts through the redemption of units.
**

This represents the range of total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investments with a date notation indicate the inception date of that investment in the Subaccount. The total return is calculated for the twelve month period indicated or from the inception date through the end of the period. In the first year of inception, the returns are based on the period from inception date to period end, and are not annualized.

***	Accumulation units are rounded to the nearest whole number.
****	The Investment Income Ratio represents the net investment income dividends that were received by the subaccount for the periods indicated, divided by average net assets. Distributions of net capital gains by the underlying fund and expenses of the subaccount are not included in the calculation. The recognition of investment income by the subaccount is affected by the timing of dividends declared by the underlying fund. Therefore, the Investment Income Ratio is greatly affected by the amount of subaccount assets that are present on specific dividend record dates. The Investment Income Ratios for funds that were eligible for investment during only a portion of a year are calculated by dividing the actual dividends received by the average net assets for the period in which assets were present. The ratio is annualized in these instances.

(a) & (b)	Denote the minimum or maximum of the total return ranges, respectively, for the underlying mutual fund options that were added and funded during the reporting period. These returns were not annualized.
(c)	Denotes the minimum and maximum total return for the underlying mutual fund options that were added and funded during the reporting period. Returns are not annualized.

Report of Independent Registered Public Accounting Firm

The Board of Directors of National Security Life and Annuity Company

and Contract Owners of National Security Variable Account N:

We have audited the accompanying statements of assets and contract owners’ equity of National Security Variable Account N (comprised of the sub-accounts listed in note 1) (collectively, “the Accounts”) as of December 31, 2011, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2011, the results of their operations, changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, OH

April 11, 2012

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Financial Statements

December 31, 2011 and 2010

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder

National Security Life and Annuity Company:

We have audited the accompanying balance sheets of National Security Life and Annuity Company (a wholly owned subsidiary of The Ohio National Life Insurance Company) (the Company) as of December 31, 2011 and 2010, and the related statements of operations, changes in stockholder’s equity, and cash flows for each of the years in the three-year period ended December 31, 2011. In connection with our audits of the financial statements, we have also audited financial statement schedules I, III, and IV. These financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of National Security Life and Annuity Company as of December 31, 2011 and 2010, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2011, in conformity with U.S. generally accepted accounting principles. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Columbus, Ohio

April 27, 2012

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Balance Sheets

December 31, 2011 and 2010

(Dollars in thousands, except share amounts)

	2011	2010
Assets
Investments:
Fixed maturity available-for-sale securities, at fair value	$31,514	32,356
Fixed maturity trading securities, at fair value	13,657	13,487
Policy loans	4	—
Other long-term investments	—	44

Total investments	45,175	45,887
Cash	6,322	1,560
Accrued investment income	445	453
Deferred policy acquisition costs	7,218	4,377
Reinsurance recoverable	4,170	97,196
Goodwill and intangible assets	755	755
Other assets	2,246	630
Deferred federal income taxes	2,684	1,928
Assets held in separate accounts	158,382	151,407

Total assets	$227,397	304,193

Liabilities and Stockholder’s Equity
Future policy benefits and claims	$36,628	36,960
Reinsurance payables	654	92,161
Amounts due to affiliates	119	81
Other liabilities	380	1,301
Liabilities related to separate accounts	158,382	151,407

Total liabilities	196,163	281,910

Commitments and contingencies
Stockholder’s equity:
Class A common stock, $250 par value. Authorized 10,000 shares; issued and outstanding 10,000 shares	2,500	2,500
Additional paid-in capital	30,845	20,845
Accumulated other comprehensive income	1,230	1,324
Retained deficit	(3,341)	(2,386)

Total stockholder’s equity	31,234	22,283

Total liabilities and stockholder’s equity	$227,397	304,193

See accompanying notes to financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statements of Operations

Years ended December 31, 2011, 2010 and 2009

(Dollars in thousands)

	2011	2010	2009
Revenues:
Traditional life and annuity insurance premiums and charges	$5,128	4,447	3,709
Reinsurance premiums ceded	(2,814)	(2,572)	(2,556)

Total premiums and charges net of reinsurance	2,314	1,875	1,153
Change in value of trading securities	77	438	679
Change in value of reinsurance derivatives	909	(438)	(679)
Net investment income	1,346	1,520	1,211
Net realized gains (losses):
Investment gains (losses):
Total-other-than temporary impairment losses on securities	(66)	—	(72)
Portion of impairment losses recognized in other comprehensive income	53	—	—

Net other-than-temporary impairment losses on securities recognized in earnings	(13)	—	(72)
Realized gains (losses), excluding other-than-temporary impairment losses on securities	62	91	(32)

Total investment gains (losses)	49	91	(104)
Other loss	(1,734)	(1,376)	(755)

	2,961	2,110	1,505

Benefits and expenses:
Benefits and claims	958	1,000	658
Increase (decrease) in policy reserves	526	37	(429)
Amortization of deferred policy acquisition costs	(2,940)	372	361
Other operating costs and expenses	6,078	1,565	1,108

	4,622	2,974	1,698

Loss before income taxes	(1,661)	(864)	(193)

Income taxes:
Deferred benefit	(706)	(259)	(1,487)

	(706)	(259)	(1,487)

Net (loss) income	$(955)	(605)	1,294

See accompanying notes to financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statements of Changes in Stockholder’s Equity

Years ended December 31, 2011, 2010 and 2009

(Dollars in thousands)

	Class A common stock	Additional paid-in capital	Accumulated other comprehensive income (loss)	Retained deficit	Total stockholder’s equity
Balance, December 31, 2008	$2,500	20,845	(1,145)	(3,075)	19,125
Comprehensive income:
Net income	—	—	—	1,294	1,294
Other comprehensive income	—	—	1,646	—	1,646

Total comprehensive income					2,940

Balance, December 31, 2009	2,500	20,845	501	(1,781)	22,065
Comprehensive income:
Net loss	—	—	—	(605)	(605)
Other comprehensive income	—	—	823	—	823

Total comprehensive income					218

Balance, December 31, 2010	2,500	20,845	1,324	(2,386)	22,283
Capital contribution from parent	—	10,000	—	—	10,000
Comprehensive loss:
Net loss	—	—	—	(955)	(955)
Other comprehensive loss	—	—	(94)	—	(94)
Total comprehensive loss					(1,049)

Balance, December 31, 2011	$2,500	30,845	1,230	(3,341)	31,234

See accompanying notes to financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Statements of Cash Flows

Years ended December 31, 2011, 2010 and 2009

(Dollars in thousands)

	2011	2010	2009
Cash flows from operating activities:
Net (loss) income	$(955)	(605)	1,294
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Proceeds from sales/maturities of fixed maturity trading securities	1,136	774	882
Cost of fixed maturity trading securities acquired	(1,227)	(427)	(10,716)
Interest credited to policyholder account values	453	468	464
Universal life and investment-type product policy fees	(1,206)	(955)	(494)
Capitalization of deferred policy acquisition costs	(733)	(1,027)	(1,862)
Amortization of deferred policy acquisition costs	(2,940)	372	361
Amortization and depreciation	14	12	11
Net realized (gains) losses on investments	(49)	(91)	104
Change in value of trading securities	(77)	(438)	(679)
Deferred federal income tax benefit	(706)	(259)	(1,487)
Change in value of reinsurance derivative	(909)	438	679
Decrease (increase) in accrued investment income	8	20	(175)
Decrease (increase) in reinsurance recoverable and other assets	91,410	(19,821)	(40,664)
(Decrease) increase in funds withheld-modco reinsurance	(91,795)	18,606	41,702
Increase in policyholder liabilities	7,470	10,690	30,493
(Decrease) increase in other liabilities	(12)	52	(348)
Increase (decrease) in amounts due to affiliates	38	(16)	(15)
Increase (decrease) in reinsurance payables	288	38	(427)
Other, net	(17)	3	(17)

Net cash provided by operating activities	191	7,834	19,106

Cash flows from investing activities:
Proceeds from sale and maturity of fixed maturity available-for-sale securities	4,472	3,556	2,583
Cost of fixed maturity available-for-sale securities acquired	(2,973)	(428)	(15,233)
Change in policy loans, net	(4)	—	—
Change in other invested assets, net	44	—	—

Net cash provided by (used in) investing activities	1,539	3,128	(12,650)

Cash flows from financing activities:
Investment product account deposits	11,348	12,424	33,448
Investment product account withdrawals	(18,316)	(24,481)	(40,851)
Capital contribution from parent	10,000	—	—

Net cash provided by (used in) financing activities	3,032	(12,057)	(7,403)

Net increase (decrease) in cash and cash equivalents	4,762	(1,095)	(947)
Cash and cash equivalents, beginning of year	1,560	2,655	3,602

Cash and cash equivalents, end of year	$6,322	1,560	2,655

Supplemental disclosure:
Income taxes paid	$—	—	—

See accompanying notes to financial statements.

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

(1)	Organization and Business Description

National Security Life and Annuity Company (“NSLAC” or the “Company”), is domiciled in New York. The Company is a stock life insurance company wholly owned by The Ohio National Life Insurance Company (“ONLIC”), a stock life insurance company. Prior to 2011 ONLIC owned approximately 80.5% of NSLAC. ONLIC purchased the previously unowned 19.5% of NSLAC from Security Mutual Life Insurance Company of New York (“SML”) in December, 2011. NSLAC and ONLIC are members of the Ohio National group of companies, which is comprised of Ohio National Mutual Holdings, Inc. (“ONMH”) and all of its subsidiaries and affiliates.

The Company, previously when under the control of the former Parent of the Company, assumed and retroceded traditional life insurance. This assumed and retroceded block of business is currently in runoff. Additionally, the Company has variable universal life insurance business that is in runoff. After January 4, 2002, the Company commenced marketing a portfolio of variable annuity products in the state of New York and other jurisdictions in which the Company is licensed to do business. The Company is licensed to do business in 17 states and the District of Columbia. Currently, the Company exclusively offers variable annuity products in the state of New York.

Certain securities in the 2010 fixed income portfolio have been reclassified in footnotes 5 and 6 to conform to the current presentation.

The following is a description of the most significant risks facing life insurers:

Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives designed to protect or benefit policyholders that reduce insurer profits, new legal theories, or insurance company insolvencies (through guaranty fund assessments) may create costs for the insurer beyond those recorded in the financial statements.

Credit Risk is the risk that issuers of securities owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay.

Interest Rate Risk is the risk that interest rates will change and cause a decrease in the value of an insurer’s investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

Concentration Risk is the risk that arises from the Company’s reliance upon certain key business relationships. The Company has been selling variable annuity products since 2003. As a result of these product sales, two types of concentration risk have arisen. First, the distribution of these products is highly concentrated among a few key institutional producers. The Company’s largest distributor of variable annuity products contributed approximately 52% of total variable annuity deposits in 2011. The same distributor was the largest distributor in 2010 as well with approximately 51% of the total variable annuity deposits. Based on policyholder account balances, the Company’s

(continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

largest distributor accounted for approximately 35% and 33% of total deferred annuity reserves as of December 31, 2011 and 2010, respectively. It is possible that a change in the Company’s relationship with this distributor could result in the loss of existing business and a large outflow of the Company’s general account assets along with the subsequent loss of the investment spread earned on those assets.

The second concentration risk arises from the Company’s use of reinsurance. The Company has entered into a 100% coinsurance agreement with ONLIC, the parent company, on the guaranty benefit riders. If the Company is unable to continue to negotiate acceptable coinsurance arrangements in the future, management could be required to limit future annuity sales, seek additional capital, or both.

Reinsurance Risk is the risk that the Company will experience a decline in the availability of financially stable reinsurers for its ongoing business needs. The Company has entered into reinsurance contracts to cede a portion of its general account life and annuity business. Total amounts recoverable under these reinsurance contracts include ceded reserves, paid and unpaid claims, and certain other amounts, which totaled $4,170 and $97,196 as of December 31, 2011 and 2010, respectively. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the contract holder.

Equity Market Risk is the risk of loss due to declines in the equity markets in which the Company participates. The Company’s primary equity risk relates to the Company’s individual variable annuity contracts which offer guaranteed benefit riders. There are four main types of benefits: guaranteed minimum death benefit (“GMDB”), guaranteed minimum income benefit (“GMIB”), guaranteed minimum accumulation benefit (“GMAB”) and guaranteed minimum withdrawal benefit (“GMWB”). The GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount. The specified amount may be based on the premiums paid, a contract value on a specified anniversary date or premiums paid increased by an annual interest rate factor, all of which are adjusted for amounts withdrawn. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract, will increase the net amount at risk (the GMDB in excess of the contract value), which could result in additional GMDB claims. The GMIB provides a benefit if the annuitant elects to receive an annuitization benefit after a ten year window from rider issue. The annuitization base is equal to premiums less withdrawals rolled up at 5.5% annually. The GMAB provides a benefit of return of premium (less withdrawals) at the end of ten years. The GMWB is similar to the GMAB except the policyholder is allowed to make periodic withdrawals instead of waiting for the benefit in a lump sum at the end of ten years. The Company refers to the total of these four types as the G reserves. See note 2(e) for additional information on G reserves.

(continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

(2)	Summary of Significant Accounting Policies

The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”), which differ from statutory accounting practices prescribed or permitted by regulatory authorities (see note 3).

(a)	Valuation of Investments, Related Gains and Losses, and Investment Income

Fixed maturity securities classified as available-for-sale are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs, future policy benefits and claims and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in stockholder’s equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized gains been realized and the proceeds reinvested at then current market interest rates, which were lower than the current existing effective portfolio rate.

The fair value of fixed maturity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or “internal pricing matrix” is most often used. The internal pricing matrix is developed by obtaining spreads for private placements and corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, management determines the fair value using other modeling techniques, primarily commercial software applications utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2011, 97.7% of the fair values of fixed maturity securities were obtained from independent pricing services and 2.3% from other sources. The internal pricing matrix was not used as of December 31, 2011.

Fixed maturity securities classified as trading are stated at fair value, with the changes in fair value recorded in the accompanying statements of operations.

Management regularly reviews its fixed maturity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in fair value of investments. For those fixed maturity securities where fair value is 50% or less of amortized cost for one month or 80% of amortized cost for six consecutive months or more, additional analysis is prepared which focuses on

(continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

each issuer’s ability to service its debts and the length of time and extent the security has been valued below cost. This process provides for an assessment of the credit quality or future cash flows of each investment in the securities portfolio.

For those securities identified above, the Company considers additional relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporarily impaired (“OTI”). Examples of the relevant facts and circumstances that may be considered include: (1) the current fair value of the security as compared to cost, (2) the length of time the fair value has been below cost, (3) the financial position of the issuer, including the current and future impact of any specific events, (4) any items specifically pledged to support the credit along with any other security interests or collateral, (5) the Company’s intent to sell the security or if it is more likely than not that it will be required to sell the security before it can recover the amortized cost, (6) the business climate, (7) management changes, (8) litigation and government actions, (9) monitoring late payments, (10) downgrades by rating agencies, (11) financial statements and key financial ratios, (12) revenue forecasts and cash flow projections as indicators of credit issues, and (13) other circumstances particular to an individual security.

For structured securities included in fixed maturity securities the Company determines if the collection of cash flows for the investment is in question. For each security, deemed by management that meets the criteria for additional analysis, the Company prepares an analysis of the present value of the expected cash flows, using the interest rate implicit in the investment at the date of acquisition. To the extent that the present value of cash flows generated by a security is less than the amortized cost, an OTI is recognized in the statements of operations. For those debt securities for which an OTI is determined and the Company has the intent to sell the security, or if it is more likely than not that it will be required to sell the security before recovery of the amortized cost, the entire unrealized loss (the amount the amortized cost basis exceeds the fair value) is recognized in the statements of operations. If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security, but the security has suffered a credit loss (the amortized cost basis exceeds the present value of the expected cash flows), the impairment charge (excess of amortized cost over fair value) is bifurcated with the credit loss portion recorded in the statements of operations, and the remainder, or noncredit loss portion recorded in other comprehensive income. For those fixed maturity securities for which the Company has recorded a portion of the OTI in other comprehensive income, the Company prospectively amortizes the amount of the loss that was recorded in other comprehensive income over the remaining life of the security to the statements of operations based on the timing of future cash flows.

The Company discloses as part of the separate component of accumulated other comprehensive income the noncredit portion of any OTI (see note 6). Subsequent changes in fair value that are not considered OTI, are not included in the separate component of other comprehensive income.

There are a number of significant risks and uncertainties inherent in the process of monitoring impairments and determining if impairment is other-than-temporary. These risks and uncertainties include (1) the risk that the Company’s assessment of an issuer’s ability to meet all of its contractual

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NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

obligations will change based on changes in the credit characteristics of that issuer, (2) the risk that the economic outlook will be worse than expected or have more of an impact on the issuer than anticipated, (3) the risk that inaccurate information could be provided to the Company’s investment professionals who determine the fair value estimates and other-than-temporary impairments, and (4) the risk that new information obtained by the Company or changes in other facts and circumstances lead the Company to change its intent to hold the security to maturity or until it recovers in value. Any of these situations are reasonably possible and could result in a charge to income in a future period.

Realized gains and losses on the sale of investments are determined on the basis of specific security identification on the trade date.

For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from actual prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest method without anticipating the impact of prepayments.

Interest is accrued as earned using an effective yield method giving effect to amortization of premiums and accretion of discounts.

(b)	Revenues and Benefits

Traditional Life Insurance Products: Premiums for traditional life insurance products assumed, which includes those products with fixed and guaranteed premiums and benefits and consist principally of term life insurance policies, are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits.

Investment Products: Investment products consist of variable annuities and variable universal life. Revenues for investment products and universal life insurance products consist of net investment income, cost of insurance charges, asset fees, policy administration fees, and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based upon the nature of such fees. Cost of insurance charges and policy administration fees are assessed on a daily, monthly or annual basis, and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs and interest credited to policy account balances.

(continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

(c)	Deferred Policy Acquisition Costs and Capitalized Sales Inducements

The recoverable costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new and renewal business have been capitalized. For investment contracts, the deferred acquisition cost (“DAC”) is being amortized with interest over the lives of the policies in relation to the present value of the estimated future gross profits from projected interest margins, asset fees, cost of insurance charges, policy administration fees, surrender charges, and net realized gains and losses less policy benefits and policy maintenance expenses.

The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is 9.15%, a blend of expected returns from stock, money market and bond funds after deductions for policy charges. The Company assumes that the level of separate account assets resulting from market performance will revert, over a three-year period, to the level expected if the long-term assumed trend rate had applied. This assumption is commonly referred to as a reversion to the mean. The Company’s policy regarding the reversion to the mean process does not permit projected returns to be below 1.00% or in excess of 17.29% during the three-year reversion period.

Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and net separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization. Any resulting DAC unlocking adjustments are reflected currently in the statement of operations.

The Company offers certain sales inducements to contract holders. Sales inducements are product features that enhance the investment yield on a contract. The Company utilizes the following sales inducements: day-one bonuses, which increase the account value at inception, and enhanced yield options, which credit interest for a specified period in excess of rates currently being offered for other similar contracts. Sales inducement costs are deferred and amortized using the same methodology and assumptions used to amortize DAC.

(d)	Separate Accounts

Separate Account assets and liabilities represent contract holders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. The activity of the Separate Accounts is not reflected in the statements of operations and cash flows except for the fees the Company receives for administrative services and risks assumed and the activity related to guaranteed contracts, which are riders to existing variable annuity contracts.

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NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

(e)	Future Policy Benefits

The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical ailment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts). The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries.

Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields, and withdrawals which were used or which were being experienced at the time the policies were issued. The liabilities for life reserves may be greater or less than those established by the ceding companies due to their use of different mortality and other assumptions (see note 7).

Future policy benefits for investment products in the accumulation phase and universal life insurance products have been calculated based on participants’ contributions plus interest credited less applicable contract charges (see note 7).

The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder. The Company also issues nontraditional variable annuity contracts in which the Company provides various forms of guarantees/riders to benefit the related contract holders.

GMDB Riders

Certain variable annuity contracts include GMDBs with the base contract and offer additional death and income benefits through riders that can be added to the base contract. These GMDB riders typically provide that upon the death of the annuitant, the beneficiaries could receive an amount in excess of the contract value. The GMDB could be equal to the premiums paid into the contract, the highest contract value as of a particular time, e.g., every contract anniversary, or the premiums paid into the contract times an annual interest factor. The Company assesses a charge for the GMDB riders and prices the base contracts so as to allow the Company to recover a charge for any built-in death benefits.

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.

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NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

GMIB Riders

Certain variable annuity contracts include GMIB riders with the base contract. These riders allow the policyholder to annuitize the contract after ten years and to receive a guaranteed minimum monthly income for his or her life. The amount of the payout is based upon a guaranteed income base that is typically equal to the greater of the premiums paid increased by 6% annually or the highest contract value on any contract anniversary, except that for riders sold after May 2009 the rate was changed to 5%. In some instances, based upon the age of the annuitant, the terms of this rider may be less favorable for the contract purchaser. The amount of the monthly income is tied to annuitization tables that are built into the GMIB rider. In the event that the policyholder could receive a higher monthly income by annuitization based upon the Company’s current annuitization rates, the annuitant will automatically receive the higher monthly income. This means that the contract value could be significantly less than the guaranteed income base, but it might not provide any benefit to the policyholder or any cost to the Company. In addition, some policyholders may not be willing to give up access to their contract value that occurs with annuitization under the rider. NSLAC continues to sell the GMIB rider in the state of New York. The Company reinsures 100% of the GMIB riders issued.

GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to benefits and claims in the period of evaluation, if actual experience or other evidence suggests that earlier assumptions should be revised.

GMAB Riders

Certain variable annuity contracts include a GMAB rider, in which the account value on the tenth anniversary will not be less than the remaining initial premium. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in future policy benefits and claims. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows, incorporating numerous assumptions, including but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility. The Company reinsures 100% of the GMAB riders issued.

GMWB Riders

A GMWB rider represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in future policy benefits and claims.

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NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The fair value of GMWB embedded derivative is calculated based on actuarial assumptions related to projected benefit cash flows, incorporating numerous assumptions including, but not limited to, expectations of contract holder persistency, market returns, correlations of market returns and market return volatility. The Company discontinued the sale of its GMWB rider in 2009 and reinsures 100% of the GMWB riders issued.

The following tables summarize the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts, as well as incurred and paid amounts, as of the dates indicted (note that one contract may contain multiple guarantees):

	December 31, 2011
	General account value	Separate account value	Total account value	Net amount at risk	Benefits paid/ incurred	Weighted average attained age
GMDB	$32,427	158,266	190,693	10,545	53	64

GMIB	$3,761	137,936	141,697	—	—	62

GMAB/GMWB	$207	12,016	12,223	—	—	62

	December 31, 2010
	General account value	Separate account value	Total account value	Net amount at risk	Benefits paid/ incurred	Weighted average attained age
GMDB	$32,244	151,303	183,547	3,330	91	62

GMIB	$3,723	132,740	136,463	—	—	61

GMAB/GMWB	$2,326	10,262	12,588	—	—	61

All Separate Account assets associated with these contracts are invested in shares of various mutual funds offered by the Company and its sub advisors.

The Company did not transfer assets from the general account to the separate account for any of its variable annuity contracts during 2011 and 2010.

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NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The following table summarizes account balances of variable annuity contracts with guarantees that were invested in separate accounts as of December 31:

	2011	2010
Mutual funds:
Bond	$40,196	35,997
Balanced	2,442	2,217
Equity	113,780	110,849
Money market	1,907	2,270

Total	$158,325	151,333

As of December 31, 2011, direct G reserves were $2,324, ceded G reserves were $1,733 and net G reserves were $591. As of December 31, 2010, direct G reserves were $887, ceded G reserves were $815 and net G reserves were $72.

The following table summarizes the reserve balances, net of reinsurance, for variable annuity contracts with guarantees as of December 31:

	2011	2010
GMDB	$591	72

Total	$591	72

A significant source of revenues for the Company is derived from asset fees, which are calculated as a percentage of Separate Account assets. Thus, losses in the equity markets, unless offset by additional sales of variable products, will result in corresponding decreases in Separate Account assets and asset fee revenue.

(f)	Reinsurance

Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts, and are consistent with the risk assumed. Assets and liabilities related to reinsurance are reported on a gross basis.

(g)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary

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NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

In determining the need for a valuation allowance, the Company considers the carryback capacity to absorb losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies. The determination of the valuation allowance for the Company’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance. Management’s judgments are subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitive pricing, and specific industry and market conditions.

The Company files separately its own Federal income tax return, but will be included as a member of the life/nonlife consolidated Federal income tax return of its ultimate parent ONMH, in 2013.

(h)	Cash Equivalents

For purposes of the statements of cash flows, the Company considers all short-term investments with original maturities of three months or less to be cash equivalents.

(i)	Use of Estimates

In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

The estimates susceptible to significant change are those used in determining the balance, amortization and recoverability of deferred policy acquisition costs, the liability for future policy benefits and claims, contingencies, provision for income tax, impairment losses on investments and impairment of goodwill and intangible assets. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate

(j)	Goodwill and Intangible Assets

In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually using December 31 financial information. The reporting unit is the operating segment or a business one level below the operating segment if discrete financial information is prepared and regularly reviewed by management at that level. The evaluation is completed at least annually and between annual evaluations if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount.

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NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting unit. A two-step goodwill impairment test is utilized to identify and measure potential goodwill impairment. The first step compares the fair value of the reporting unit with its carrying amount. If the carrying amount of a reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed to measure the impairment. In the second step, if the carrying amount of reporting unit goodwill exceeds the implied fair value of that goodwill, an impairment loss shall be recognized in an amount equal to that excess. The loss recognized cannot exceed the carrying amount of goodwill. After a goodwill impairment loss is recognized, the adjusted carrying amount of goodwill becomes its new accounting basis (see note 8).

The Company’s only intangible asset is related to insurance licenses acquired with the purchase of the Company. In accordance with GAAP, the intangible asset, as it relates to insurance licenses, is not amortized, but rather is evaluated for impairment, using December 31 license standing information. The value of the intangible and any impairment assessment associated with that intangible is primarily dependent upon the maintenance of the New York license (see note 8). License fees are paid annually in order to keep the license in good standing.

(k)	Recently Issued Accounting Pronouncements

In September 2011, the Financial Accounting Standards Board (“FASB”) issued new guidance on goodwill impairment testing Accounting Standards Update (“ASU”) ASU 2011-08, Intangibles – Goodwill and Other: Testing Goodwill for Impairment, effective for calendar years beginning after December 15, 2011. Early adoption is permitted. The objective of this standard is to simplify how an entity tests goodwill for impairment. The amendments in this standard will allow an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value as a basis for determining whether it needs to perform the quantitative two-step goodwill impairment test. Only if an entity determines, based on qualitative assessment, that it is more likely than not that a reporting unit’s fair value is less than its carrying value will it be required to calculate the fair value of the reporting unit. The Company adopted this guidance on January 1, 2012 with no material impact to the financial statements.

In June 2011, the FASB issued new guidance regarding comprehensive income ASU 2011-05, Comprehensive Income: Presentation of Comprehensive Income, effective for the fiscal year beginning after December 15, 2011. This guidance should be applied retrospectively and early adoption is permitted. The new guidance provides companies with the option to present the total of comprehensive income, components of net, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The objective of the standard is to increase the prominence of items reported in other comprehensive income and to facilitate convergence of GAAP and International Financial Reporting Standards (“IFRS”). The standard eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholder’s equity. The Company intends to adopt this new guidance in 2012 and the adoption of this guidance will impact the presentation of the Company’s consolidated financial statements.

(continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

In May 2011, the FASB issued new guidance regarding fair value measurements ASU 2011-04, Fair Value Measurement: Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. and IFRSs, effective for the annual period beginning after December 15, 2011. The guidance should be applied prospectively. The amendments in the ASU are intended to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRS. Some of the amendments clarify the FASB’s intent on the application of existing fair value measurement requirements. Other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. The Company intends to adopt this new guidance in 2012 and the adoption of this guidance will result in increased disclosures.

In October 2010, the FASB amended its guidance under FASB Accounting Standards Codification (“ASC”) ASC 944, Accounting of Costs Associated with Acquiring or Renewing Insurance Contracts. The new guidance is contained in ASU 2010-26 and will require certain costs such as sales compensation or telemarketing costs that are related to unsuccessful efforts and any indirect costs to be expensed as incurred, rather than being capitalized and amortized over future periods. This new guidance must be implemented no later than for periods beginning on January 1, 2012 or may be implemented earlier with any changes in the Company’s consolidated financial statements being recognized prospectively for acquisition costs incurred beginning in the earlier period or through retrospective adjustment of comparative prior periods. The Company intends to adopt this guidance in 2012. The Company is currently in the process of determining the impact of adoption and the adoption of this guidance is expected to have a material impact to DAC and Retained Earnings and result in fewer costs being deferred.

In April 2010, the FASB amended guidance under FASB ASC 944, How Investments Held through Separate Accounts Affect an Insurer’s Consolidation Analysis of Those Investments. The new guidance is contained in ASU 2010-15 and clarifies that an insurance entity should not consider any separate account interests held for the benefit of policy holders in an investment to be the insurer’s interests and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for the benefit of a related party policy holder as defined in the Variable Interest Subsections of Subtopic 810-10 and those Subsections require the consideration of related parties. The Company adopted this guidance effective January 1, 2011. There was no impact on the Company’s financial statements.

In April 2009 the FASB issued guidance under FASB ASC 820-10, Fair Value Measurements and Disclosures. Subsequently, in January 2010, the FASB issued amended guidance under FASB ASU 2010-06. This guidance requires new disclosures about recurring or nonrecurring fair-value measurements including significant transfers into and out of Level 1 and Level 2 fair-value measurements. In addition ASU 2010-06 clarified the level of disaggregation, inputs and valuation

(continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

techniques. This section of ASU 2010-06 is effective for fiscal and interim reporting periods beginning after December 15, 2009. The Company has adopted this section of ASU 2010-06 effective January 1, 2010. The adoption of this new accounting guidance did not have a material impact on the presentation of the Company’s consolidated financial statements. In addition, ASU 2010-06 also requires information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair-value measurements. The Company adopted this guidance effective January 1, 2011. There was no impact on the Company’s financial statements. See note 5 for the required disclosures.

In June 2009, FASB updated FASB ASC 810 Consolidations, the guidance which addresses the consolidation requirements applicable to variable interest entities (“VIE”). Under this new guidance, an entity would consolidate a VIE when the entity has both (a) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (b) the obligation to absorb losses of the entity that could potentially be significant to the VIE or the right to receive benefits from the entity that could potentially be significant to the VIE. The FASB also issued an amendment to this guidance in February 2010 under FASB ASU 2010-10 which defers application of this guidance to certain entities that apply specialized accounting guidance for investment companies. The Company adopted this guidance on January 1, 2010. There was no impact on the Company’s financial statements. See note 6 for the required disclosures.

In June 2009, the FASB issued guidance under FASB ASC 860, Transfers and Servicing which was subsequently amended in December 2009 by FASB ASU 2009-16. This guidance eliminates the concept of a qualifying special-purpose entity (QSPE) (as defined under previous FASB guidance) and clarifies and amends the derecognition criteria for a transfer to be accounted for as a sale and the unit of account eligible for sale accounting. Additionally, this guidance requires a transferor to initially measure and recognize all assets obtained (including a transferor’s beneficial interest) and liabilities incurred as a result of a transfer of financial assets accounted for as a sale at fair value. Additionally, on and after the effective date, existing QSPEs (as defined under previous accounting standards) must be evaluated for consolidation in accordance with the applicable consolidation guidance. This guidance also establishes new requirements for reporting a transfer of a portion of a financial asset as a sale. This guidance requires enhanced disclosures about, among other things, a transferor’s continuing involvement with transfers of financial assets accounted for as sales, the risks inherent in the transferred financial assets that have been retained, and the nature and financial effect of restrictions on the transferor’s assets that continue to be reported in the consolidated balance sheets. This guidance is effective for fiscal and interim reporting periods beginning after November 15, 2009. The Company adopted this guidance effective January 1, 2010. The adoption had no impact on the Company’s financial statements.

In August 2009, the FASB issued guidance under FASB ASC 820-10, Fair Value Measurements and Disclosures. This guidance clarifies how the fair value of a liability should be determined. It reiterates that fair value is the price that would be paid to transfer the liability in an orderly transaction between market participants at the measurement date. It notes that the liability should reflect the company’s nonperformance and credit risk and should not reflect restrictions on the

(continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

transfer of the liability. To determine the exit price, the guidance permits companies to look to the identical liability traded as an asset, similar liabilities traded as assets, or another valuation technique to measure the price the company would pay to transfer the liability. This guidance is effective for fiscal and interim reporting periods beginning after August 27, 2009. The Company adopted this guidance effective January 1, 2010. The adoption of ASC 820-10 did not have a material effect on the Company’s results of operations or financial position.

In May 2009, the FASB issued guidance under FASB ASC 855, Subsequent Events. This guidance establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued. In particular, this guidance sets forth the period after the balance sheet date during which management of a reporting entity should evaluate events or transactions that may occur for potential recognition or disclosure, the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements, and the disclosures an entity should make about events or transactions that occurred after the balance sheet date. This guidance is effective for fiscal years and interim periods ending after June 15, 2009. The Company adopted this guidance effective December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Company. See note 16.

In April 2009, the FASB issued guidance under FASB ASC 320 Investments – Debt and Equity Securities. This guidance is designed to create greater clarity and consistency in accounting for and presentation of impairment losses on debt and equity securities. This guidance is effective for interim and annual periods ending after June 15, 2009 with early adoption permitted. As of the beginning of the interim period of adoption, this guidance requires a cumulative-effect adjustment to reclassify the noncredit component of previously recognized other-than-temporary impairment losses from retained earnings to the beginning balance of accumulated other comprehensive income (AOCI). The Company adopted this guidance as of January 1, 2009. The adoption resulted in a cumulative effect adjustment of $3,365, net of taxes, as an adjustment to the opening balance of retained earnings with a corresponding adjustment to the opening balance of AOCI.

In April 2008, the FASB issued guidance under FASB ASC 350-30, General Intangibles other than Goodwill. This guidance amends the factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset. ASC 350-30 is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2008. The amended factors that should be considered in developing renewal or extension assumptions used to determine the useful life of a recognized intangible asset under this guidance are to be applied prospectively to intangible assets acquired after the effective date. The Company adopted this guidance effective January 1, 2009. On the date of adoption, there was no impact to the Company’s financial position or results of operations. The Company will apply this guidance prospectively to intangible assets acquired after January 1, 2009.

(continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

(3)	Basis of Presentation

The accompanying financial statements have been prepared in accordance with GAAP, which differs from statutory accounting practices prescribed or permitted by the New York State Insurance Department (the Department). Annual Statements for the Company, filed with the Department, are prepared on a basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not prescribed. The Company has no permitted statutory accounting practices. The 2011 statutory results are unaudited as of the date of this report.

The statutory basis net (loss) income of NSLAC was $(6,127), $(585) and $3,503 for the years ended December 31, 2011, 2010 and 2009, respectively. The statutory basis capital and surplus of NSLAC was $19,848 and $16,082 as of December 31, 2011 and 2010, respectively. The primary reasons for the differences between statutory and GAAP accounting for reporting purposes include the following provisions for GAAP: (1) the costs related to acquiring business, principally commissions and certain policy issue expenses, are amortized over the period benefited rather than charged to income in the year incurred; (2) future policy benefit reserves are based on anticipated Company experience for lapses, mortality and investment yield, rather than statutory mortality and interest requirements, without consideration of withdrawals; (3) investments in fixed maturity available-for-sale securities are carried at fair value rather than amortized cost; (4) the asset valuation reserve and interest maintenance reserve are not recorded; (5) the fixed maturity securities are classified as trading securities recorded at fair value as opposed to amortized cost; (6) changes in deferred taxes are recognized in operations; and (7) there is a presentation of other comprehensive income and comprehensive income.

(continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

(4)	Comprehensive Income

Comprehensive income includes net income as well as certain items that are reported directly within the separate components of stockholder’s equity that are not recorded in net income (other comprehensive income (loss)). The related before and after income tax amounts of other comprehensive income (loss) for the years ended December 31 were as follows:

	2011	2010	2009
Unrealized gains (losses) on securities available-for-sale arising during the period:
Securities available-for-sale	$680	1,323	2,381
Deferred acquisition costs	(750)	—	—
Future policy benefits and claims	1	—	—
Related income tax benefit (expense)	22	(463)	(834)

	(47)	860	1,547

Less:
Reclassification adjustment for:
Net gains (losses) on securities available-for-sale realized during the period:
Gross	73	57	(152)
Related income tax (expense) benefit	(26)	(20)	53

	47	37	(99)

Other comprehensive (loss) income	$(94)	823	1,646

(5)	Fair Value Measurements

Fair Value Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

The Company categorizes its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

(continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The Company categorizes financial assets and liabilities recorded at fair value on the balance sheet as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date. The types of assets and liabilities utilizing Level 1 valuations include money market funds, bank deposits and separate account assets.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The types of assets and liabilities utilizing Level 2 valuations generally include U.S. Government agency securities, municipal bonds, certain mortgage-backed securities (MBSs), certain corporate debt, certain private placements, certain foreign government debt securities and certain derivatives.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Generally, the types of assets and liabilities utilizing Level 3 valuations are embedded derivatives associated with living benefit contracts.

(continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$—	1,909	—	1,909
Obligations of states and political subdivisions	—	324	—	324
Corporate	—	22,068	—	22,068
Asset-backed	—	2,749	—	2,749
Mortgage-backed	—	4,464	—	4,464
Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	—	324	—	324
Corporate	—	11,467	—	11,467
Asset-backed	—	1,384	—	1,384
Mortgage-backed	—	482	—	482
Other assets:
Cash	4,622	1,700	—	6,322
Assets held in separate accounts	158,382	—	—	158,382
GMAB/GMWB reinsurance recoverable	—	—	663	663

Total assets	$163,004	46,871	663	210,538

Liabilities:
GMAB/GMWB embedded derivatives	$—	—	663	663

Total liabilities	$—	—	663	663

(continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The following table presents the Company’s hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$—	1,741	—	1,741
Obligations of states and political subdivisions	—	315	—	315
Debt securities issued by foreign governments	—	135	—	135
Corporate	—	22,134	—	22,134
Asset-backed	—	2,223	—	2,223
Mortgage-backed	—	5,808	—	5,808
Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	—	315	—	315
Debt securities issued by foreign governments	—	135	—	135
Corporate	—	11,511	—	11,511
Asset-backed	—	663	—	663
Mortgage-backed	—	863	—	863
Other assets:
Cash	310	1,250	—	1,560
Assets held in separate accounts	—	151,407	—	151,407
GMAB/GMWB reinsurance recoverable	—	—	199	199

Total assets	$310	198,500	199	199,009

Liabilities:
GMAB/GMWB embedded derivatives	$—	—	199	199

Total liabilities	$—	—	199	199

(continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

Determination of Fair Values

The valuation methodologies used to determine the fair values of assets and liabilities under the “exit price” notion of FASB ASC 820, Fair Value Measurements and Disclosures, reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices, where available. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

Cash

Cash is considered Level 1 as it is the functional currency in the U.S. and is the most liquid form of an asset and not subject to valuation fluctuations. The Company holds publicly traded money market accounts which are considered Level 1. The Company also holds investments in repurchase agreements that are considered to be cash equivalents as defined in note 2(h). The Company classifies the fair values of investments held in repurchase agreements as Level 2 since the fair values are based on principal to principal markets.

Fixed Maturity Securities

As discussed in note 2(a), fair value of fixed maturity securities is generally obtained from independent pricing services based on reported trades for identical or similar securities. If there are no recent reported trades, the third party pricing services may use matrix or model processes to develop a security price where future cash flow expectations are developed based on collateral performance and discounted at an estimated market rate. Included in the pricing of asset-backed securities, collateralized mortgage obligations, and mortgage-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Since these securities have been priced using market observable inputs that are obtained by the independent pricing services, the Company has classified these fair values within Level 2

As discussed in note 2(a), fixed maturity securities not priced by independent services are generally priced using an internal pricing matrix. The internal pricing matrix is developed by obtaining spreads for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the internal matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield is then used to estimate the fair value of the particular fixed maturity security. Since the inputs used for the internal pricing matrix are observable market data, the Company has classified these fair values within Level 2. The internal pricing matrix was not used as of December 31, 2011.

(continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

GMAB and GMWB Embedded Derivatives

The Company issues certain variable annuity products with guaranteed minimum benefit riders. GMAB and GMWB riders are embedded derivatives which are measured at estimated fair value separately from the host variable annuity contract. The fair value of the GMAB and GMWB embedded derivatives is estimated using the present value of future claims minus the present value of future premiums using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the riders are projected under multiple capital market scenarios using observable risk free rates. Risk margins are established to capture the noncapital market risk of the instrument which represents the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, mortality, and lapses. The establishment of risk margins requires the use of significant management judgment. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in the counterparty’s credit standing; and variations in actuarial assumptions regarding policyholder behavior and risk margins related to noncapital market inputs may result in significant fluctuations in the estimated fair value of the riders that could materially affect net income. The fair value for these riders is estimated using the Company’s nonperformance risk in the credit adjustment to the present value of the future cash flows.

The fair value of these derivatives are modeled using significant unobservable policyholder behavior inputs, such as lapses, fund selection, resets and withdrawal utilization, and risk margins. As a result, the GMAB and GMWB embedded derivatives are categorized as Level 3.

Separate Account Assets

Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The underlying securities are mutual funds that are valued using the reported net asset value. The Company classifies the separate account assets valuation as Level 1 since the net asset value is determined and published daily and is the basis for current transactions.

(continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

Assets and Liabilities Measured at Fair Value on a Recurring Basis using Significant Unobservable Inputs (Level 3)

The tables below summarize the reconciliation of the beginning and ending balances and related changes for fair value measurements for which significant unobservable inputs were used in determining each instrument’s fair value for the years ended December 31:

	Assets	Liabilities
	GMAB/GMWB reinsurance recoverable	GMAB/GMWB embedded derivative
December 31, 2009	$245	(245)

Net investment gains/(losses)
In earnings (realized and unrealized) [1]	(46)	46
Unrealized in OCI [2]	—	—

Purchases, issuances, sales and settlements	—	—
Transfers into (out) of Level 3	—	—

December 31, 2010	199	(199)

Net investment gains/(losses)
In earnings (realized and unrealized)	464	(464)
Unrealized in OCI	—	—

Purchases	—	—
Issuances	—	—
Sales	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

December 31, 2011	$663	(663)

Change in unrealized gains/(losses):
Still held at December 31:
2010	$(46)	46

2011	$464	(464)

[1]

Net realized investment gains and losses included in earnings reflect gains/(losses) on sales of financial instruments, changes in fair value of other assets and liabilities, other-than-temporary impairments and amortization and accretion of premiums or discounts

[2]	Unrealized investment gains and losses recorded in other comprehensive income include changes in market value of certain instruments.

(continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

Asset Transfers Between Levels

The Company will review its fair value hierarchy classifications annually. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassification of fair value hierarchy levels of financial assets and liabilities.

There were no net transfers to or from Level 1, Level 2 or Level 3 during 2011 and 2010, however in 2011, the Company began classifying separate account assets as Level 1.

Financial Instruments Not Carried at Fair Value

FASB ASC 825, Financial Instruments, requires additional disclosure of the fair value information about existing on- and off-balance sheet financial instruments. ASC 825 excludes certain assets and liabilities, including insurance contracts, other than policies such as annuities that are classified as investment contracts, from its disclosure requirements. The Company’s assets and liabilities subject to ASC 825 disclosure that have not been presented at fair value in the ASC 820 tables above are presented in the table below as follows:

	December 31, 2011		December 31, 2010
	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Liabilities:
Investment contracts	$33,215	30,721	32,461	29,974

In estimating the fair value of financial instruments, the Company used the following methods and assumptions:

Investment contracts – The fair value of the Company’s liabilities under investment type contracts is estimated using one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand, net of certain surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Cash flows are discounted at a rate that reflects the nonperformance risk of the Company.

(continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

(6)	Investments

Analyses of investment income and realized gains (losses) by investment type follows for the years ended December 31:

	Investment income
	2011	2010	2009
Gross investment income:
Fixed maturity available-for-sale securities	$1,550	1,719	1,494
Fixed maturity trading securities	595	615	381
Short-term investments	4	4	5

Total gross investment income	2,149	2,338	1,880
Investment income due to reinsurers	(770)	(786)	(631)
Investment expenses	(33)	(32)	(38)

Net investment income	$1,346	1,520	1,211

	Realized gains (losses) on investments
	2011	2010	2009
Gross realized gains (losses) on investments:
Securities available-for-sale:
Fixed maturity securities	$51	82	(140)
Equity securities	(18)	(1)	(15)
Fixed maturity trading securities	16	10	51

Net realized gains (losses)on investments	$49	91	(104)

Realized gains (losses) on investments, as shown in the table above, include write-downs for OTI of $13, $0 and $72 for the years ended December 31, 2011, 2010 and 2009, respectively. As of December 31, 2011, fixed maturity securities with a carrying value of $464, which had a cumulative write-down of $13 due to OTI, remained in the Company’s investment portfolio.

(continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The following tables summarize total other-than-temporary impairments by asset type for the years ended December 31:

	Total OTI	Recognized in OCI	Recognized in earnings
2011
Mortgage-backed Securities	$66	53	13

2010
Corporate Securities	$—	—	—

2009
Corporate Securities	$72	—	72

The following table summarizes the cumulative amounts related to the Company’s credit loss portion of the other-than-temporary impairment losses on fixed maturity securities held as of December 31, that the Company does not intend to sell and it is not more likely than not that the Company will be required to sell the security prior to recovery of the amortized cost basis and for which the noncredit portion of the loss is included in other comprehensive income:

	2011	2010	2009
Cumulative credit loss as of January 1	$72	72	814
New credit losses	13	—	72
Incremental credit losses on securities included in the beginning balance	—	—	—

Subtotal	85	72	886
Less:
Losses related to securities included in the current year beginning balance sold or paid down during the period	72	—	814

Cumulative credit loss as of December 31	$13	72	72

(continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

Amortized cost and estimated fair value of fixed maturity available-for-sale and trading securities were as follows as of December 31:

	2011
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Non- Credit OTI [1]
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$1,743	166	—	1,909	—
Obligations of states and political subdivisions	301	23	—	324	—
Corporate	19,884	2,198	(14)	22,068	—
Asset-backed	2,565	186	(2)	2,749	—
Mortgage-backed	4,377	148	(61)	4,464	(53)

Total fixed maturity securities	$28,870	2,721	(77)	31,514	(53)

Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	$301	23	—	324	—
Corporate securities	10,526	955	(14)	11,467	—
Asset-backed	1,379	7	(2)	1,384	—
Mortgage-backed	464	18	—	482	—

Total fixed maturity securities	$12,670	1,003	(16)	13,657	—

(continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

	2010
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value	Non- Credit OTI [1]
Securities available-for-sale:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. government	$1,700	41	—	1,741	—
Obligations of states and political subdivisions	302	13	—	315	—
Debt securities issued by foreign governments	125	10	—	135	—
Corporate	20,236	1,907	(9)	22,134	—
Asset-backed	2,071	152	—	2,223	—
Mortgage-backed	5,885	160	(237)	5,808	—

Total fixed maturity securities	$30,319	2,283	(246)	32,356	—

Trading securities:
Fixed maturity securities:
Obligations of states and political subdivisions	$302	13	—	315	—
Debt securities issued by foreign governments	125	10	—	135	—
Corporate securities	10,664	856	(9)	11,511	—
Asset-backed	650	13	—	663	—
Mortgage-backed	837	26	—	863	—

Total fixed maturity securities	$12,578	918	(9)	13,487	—

[1]

Represents the amount of cumulative non-credit OTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2011 and 2010.

(continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The components of unrealized gains (losses) on securities available-for-sale, net, were as follows as of December 31:

	2011	2010
Net unrealized gains before adjustments and taxes	$2,644	2,037
Less:
Adjustment to future policy benefits and claims	(1)	1
Adjustment to deferred policy acquisition costs	751	—
Deferred federal income taxes	664	712

Net unrealized gains	$1,230	1,324

An analysis of the change in net unrealized gains (losses), before taxes, on securities available-for-sale is as follows for the years ended December 31:

	2011	2010	2009
Fixed maturity	$607	1,265	2,536

The amortized cost and estimated fair value of fixed maturity securities available-for-sale and trading as of December 31, 2011, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Mortgage-backed securities are classified based on the last payment date of the underlying mortgage loans with the longest contractual duration as of December 31, 2011.

	Fixed maturity securities
	Available-for-sale		Trading
	Amortized cost	Estimated fair value	Amortized cost	Estimated fair value
Due in one year or less	$2,308	2,353	506	515
Due after one year through five years	13,412	14,181	10,027	10,681
Due after five years through ten years	12,186	14,054	1,831	2,148
Due after ten years	964	926	306	313

Total	$28,870	31,514	12,670	13,657

(continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The following tables present the estimated fair value and gross unrealized loss of the Company’s fixed maturity (aggregated by sector) securities in an unrealized loss position, aggregated by length of time the securities have been in a continuous unrealized loss position at:

	December 31, 2011
	Less than 12 months		12 months or longer		Total
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
	fair value	losses	fair value	losses	fair value	losses
Corporate	$770	(20)	493	(8)	1,263	(28)
Asset-backed	1,346	(4)	—	—	1,346	(4)
Mortgage-backed	—	—	624	(61)	624	(61)

Total	$2,116	(24)	1,117	(69)	3,233	(93)

	December 31, 2010
	Less than 12 months		12 months or longer		Total
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
	fair value	losses	fair value	losses	fair value	losses
Corporate	$—	—	483	(18)	483	(18)
Mortgage-backed	222	(1)	2,221	(236)	2,443	(237)

Total	$222	(1)	2,704	(254)	2,926	(255)

In accordance with the Company’s Valuation of Investments, Related Gains and Losses, and Investment Income policy described in note 2(a), the Company regularly reviews its investment holdings for other-than-temporary impairments. The Company has concluded securities in an unrealized loss position as of December 31, 2011 and 2010 were not other-than-temporarily impaired due to the Company’s ability and intent to hold the investments for a reasonable period of time sufficient for recovery of fair value or amortized cost. Accordingly no write-downs were deemed necessary for the securities reflected in the tables above.

(continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The tables below summarize the fixed maturity securities’ unrealized losses as of December 31:

	2011
Unrealized Losses	Less than 12 months	More than 12 months	Total

99.9%-80%
Corporate	$(20)	(8)	(28)
Asset-backed	(4)	—	(4)
Mortgage-backed	—	(61)	(61)

Total	$(24)	(69)	(93)

	2010
Unrealized Losses	Less than 12 months	More than 12 months	Total

99.9%-80%
Corporate	$—	(18)	(18)
Mortgage-backed	(1)	(167)	(168)
Below 80%
Mortgage-backed	—	(69)	(69)

Total	$(1)	(254)	(255)

These unrealized losses represent temporary fluctuations in economic factors that are not indicative of other-than-temporary impairment. Unrealized losses declined from December 31, 2010 to December 31, 2011 due to declining US Treasury yields and a general decline in bond spreads.

For Corporate Securities, we evaluated the financial performance of the issuer based upon credit performance and investment ratings and determined we expected to recover the entire amortized cost of each security.

Residential mortgage-backed securities and asset-backed securities are assessed for impairment using default estimates based on the underlying collateral performance including default rates, recovery rates and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the issue’s position in the overall structure, to determine cash flows associated with the security.

Management believes unrealized losses on available-for-sale securities do not represent other-than-temporary impairments as the Company does not intend to sell the securities, it is not more likely than not that the Company will be required to sell the securities before recovery of their amortized cost basis or the present value of estimated cash flows were equal to or greater than the amortized cost basis of the securities.

(continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The following table summarizes fixed maturity securities available-for-sale activity:

	2011	2010	2009
Proceeds from the sale and maturity	$4,335	3,556	2,583

Gross realized gains on the sale and maturity	$51	82	50

Gross realized losses on the sale and maturity	$—	—	(119)

Investments with a fair value of $1,753 and $1,710 as of December 31, 2011 and 2010, respectively, were on deposit with various regulatory agencies as required by law.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impacts the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets. See above for additional disclosures related to these investments.

(7)	Future Policy Benefits and Claims

The liability for future policy benefits for investment contracts (approximately 91% and 87% of the total liability for future policy benefits as of December 31, 2011 and 2010, respectively) has been established based on accumulated contract values without reduction for surrender penalty provisions. The average interest rate credited on investment product policies was 2.7%, 2.6% and 2.7% for the years ended December 31, 2011, 2010 and 2009, respectively.

The liability for future policy benefits for traditional life products is based on mortality and interest rate assumptions without consideration for withdrawals. The assumptions used are the 1980 CSO mortality table with 4% to 6% interest, and 1958 CSO mortality table with 3% to 4.5% interest.

(8)	Goodwill and Intangible Assets

The following table illustrates the carrying value of intangible assets and goodwill as of December 31:

	2011	2010
Unamortized intangible assets, insurance licenses	$195	195
Goodwill	560	560

Total	$755	755

(continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The Company’s only intangible asset is related to insurance licenses was acquired with the purchase of the Company by ONLIC. The value of the intangible is primarily dependent upon the maintenance of the New York license. License fees are paid annually in order to maintain the license in good standing. As this license remains in good standing with all regulatory requirements met, no impairment was recognized on this asset.

The goodwill asset is also entirely attributable to the original purchase of the Company by ONLIC. Based upon goodwill impairment testing for the years ended December 31, 2011, 2010 and 2009 no impairment was deemed necessary.

(9)	Income Tax

The provision for income taxes is as follows:

	2011	2010	2009
Deferred income tax benefit	$(706)	(259)	(1,487)

The following table is the reconciliation of the provision for income taxes based on enacted U.S. Federal income tax rates to the total income tax expense provision reported in the financial statements for the years ended December 31:

	2011	2010	2009
Pre-tax loss times U.S. enacted tax rate	$(582)	(302)	(68)
Tax-preferred investment income	(120)	(98)	(216)
Change in valuation allowance	—	—	(1,201)
Other, net	(4)	141	(2)

Income tax benefit	$(706)	(259)	(1,487)

Effective tax rate	42.5%	30.0%	770.4%

The Company is not included in the Federal consolidated tax return filed by the common parent, ONMH. As part of the review of the common parent returns for tax years 2003 through 2008 the Internal Revenue Service (IRS) has inspected the tax returns filed by the Company for these tax years and chose not to perform an audit.

The Company’s policy for recording interest and penalties associated with audits, claims, and adjustments is to record such amount as a component of income taxes. No interest or additions to tax relating to income taxes has been recorded.

(continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The tax effects of temporary differences between the financial statement carrying amounts and the tax basis of assets and liabilities that give rise to significant components of the net deferred tax liability relate to the following as of December 31:

	2011	2010
Deferred tax assets:
Future policy benefits	$1,914	2,253
Net operating loss carryforward	5,640	3,475
Capital loss carryforward	247	263
Funds withheld-modco reinsurance	—	31,780
Other	76	83

Total gross deferred tax assets	7,877	37,854
Valuation allowance on deferred tax assets	—	—

Net deferred tax assets	7,877	37,854

Deferred tax liabilities:
Fixed maturity securities available-for-sale	1,299	1,042
Deferred policy acquisition costs	2,153	1,163
Reinsurance recoverable	1,741	33,721

Total gross deferred tax liabilities	5,193	35,926

Net deferred tax asset	$2,684	1,928

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during periods in which those temporary differences become deductible. The Company considers the scheduled reversal of deferred tax liabilities and tax planning strategies in making this assessment. Based upon projections for future taxable income over the periods in which the deferred tax assets are deductible, and available tax planning strategies, the Company believes it is more likely than not that it will realize the benefits of these deductible differences.

On March 31, 2007, additional stock shares of the Company were obtained by ONLIC thereby increasing its ownership to greater than 80% and NSLAC became affiliated with the common parent, ONMH. Under Treasury Regulations, the Company must wait five full years before joining Federal consolidated life/nonlife income tax return filed by ONMH on January 1, 2013. NSLAC incurred a net operating loss for the period ending December 31, 2011 of $6,172 and has accumulated net operating losses of $16,114. There are net operating losses of $3,432 incurred in periods ending prior to April 1, 2007. These losses were incurred prior to affiliation and can only be used to offset the income of NSLAC. These losses expire in 2017 through 2022. There are net operating losses of $12,682 incurred in periods beginning April 1,

(continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

2007 through December 31, 2011. These losses were incurred post affiliation and can only be used to offset the income of NSLAC through December 31, 2012. Beginning in 2013 these losses are available to offset consolidated taxable income in the ONMH consolidated return. These losses expire in 2022 through 2025. There are capital losses of $706 available as of December 31, 2011, to be carried forward and will expire in 2014. The Company has considered the available tax planning strategies and believes it is more likely than not all losses will be utilized before expiring. The change in the valuation allowance for period ending December 31, 2011, 2010 and 2009 was $0, $0 and $(1,201), respectively.

(10)	Regulatory Risk-Based Capital and Dividend Restrictions

As of December 31, 2011, NSLAC exceeded the minimum risk-based capital requirements as established by the NAIC.

The Company did not pay any dividends in 2011, 2010 or 2009. The Company cannot pay any dividends in 2012 without prior approval by the Department.

(11)	Contingencies

The Company is currently not a defendant in litigation arising in and out of the normal course of business.

The Company has evaluated subsequent events through April 27, 2012 the date that the financial statements were available to be issued.

(12)	Reinsurance

The Company has entered into reinsurance transactions with other insurance companies. Reinsurance involves either ceding certain risks to or assuming risks from other insurance companies. The primary purpose of ceded reinsurance is to protect the Company from potential losses in excess of levels that it is prepared to accept. Reinsurance does not discharge the Company from its primary liability to policyholders and to the extent that a reinsurer should be unable to meet its obligations, the Company would be liable to policyholders.

The Company previously entered into a 50% modified coinsurance agreement with ONLIC, to facilitate the sale of variable annuity products. This modified coinsurance agreement was terminated December 31, 2011 and the policies subject to this agreement were recaptured by the Company. The Company paid ONLIC a recapture fee of $4,754. As the contracts subject to this agreement were deposit type products, there was no impact on reported premiums. Modified coinsurance on a funds withheld basis is subject to the parameters of ASC 815 which requires the bifurcation and valuation of the embedded derivative associated with a funds withheld contract. The change in the value of this derivative is shown on the face of the statements of operations in the change in value of reinsurance derivatives and the liability is shown on the face of the balance sheet in the other liabilities section. The modified coinsurance receivable is equal to the change in policyholder account value less the interest earned on the assets withheld. Under modified coinsurance with funds withheld, the Company retains and invests all of the associated assets and provides monthly settlements with its reinsurers based on all income, benefit and expense items.

(continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

Effective July 1, 2007, the Company entered into a separate 100% coinsurance agreement with ONLIC to reinsure the GMIB, GMAB, and GMWB guaranteed benefit riders (see note 1). Prior to July 1, 2007, the GMIB, GMAB, and GMWB guaranteed benefit riders were reinsured with either ONLIC or a nonaffiliated reinsurer.

Amounts in the accompanying financial statements related to variable annuity ceded business to ONLIC as of and for the years ended December 31 were as follows:

	2011		2010	2009
Statements of Operations:	$
Traditional life and annuity insurance premiums and charges:
Surrender charges		29	17	61
Reinsurance premiums ceded:
GMIB, GMAB, and GMWB premiums		1,115	882	541
Change in value of reinsurance derivatives		(909)	438	649
Net investment income:
Modified coinsurance interest expense		786	785	629
Other loss:
Modified coinsurance charges		922	413	(179)

Balance Sheets:
Reinsurance recoverable:
Modified coinsurance		146	92,011
GMIB, GMAB, and GMWB reserves		1,737	815
Reinsurance payables:
Modified coinsurance		146	92,011
Premiums payable		99	82
Other liabilities:
Reinsurance derivative		—	909

(continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

The Company assumed and ceded traditional life insurance. This assumed and ceded block of business is currently in runoff. Amounts in the accompanying financial statements for the ceded traditional life insurance business as of and for the years ended December 31 were as follows:

	2011	2010	2009
Premiums	$1,691	1,679	2,005
Benefits incurred	3,162	2,639	3,026
Commission and expense allowances	45	52	81
Reinsurance recoverable:
Reserves for future policy benefits	1,552	3,524	3,673
Benefits payable	105	159	47
Paid losses and expense allowances due	759	851	—

Net traditional life insurance premiums earned for the years ended December 31 were as follows:

	2011	2010	2009
Direct premiums earned	$—	—	—
Reinsurance assumed	1,691	1,679	2,005
Reinsurance ceded	(1,691)	(1,679)	(2,005)

Net premiums earned	$—	—	—

(13)	Related Party Transactions

As discussed below, the Company has service contracts with affiliated companies whereby the Company is billed for services, office space, equipment and materials necessary to the operation of the Company’s business. Billings are determined by ONLIC, based upon multiple bases (head counts, salaries, number of policies, policy face amounts, field compensation, time, age, sex, assets, account balances, transaction counts, etc.) and management believes these bases are reasonable for determining the expense charges. There is no assurance that these costs would be similar if the Company had to obtain such services, office space, equipment and materials on its own.

(continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

NSLAC has separate administrative service agreements with ONLIC and SML, an investment management agreement with Ohio National Investments, Inc. (“ONII”), an affiliate, and an underwriting agreement with Ohio National Equities, Inc. (“ONEQ”), an affiliate. As of December 31, 2011, SML is no longer an affiliate (see note 1). The terms of these agreements call for periodic cash settlements. NSLAC has settled its cash obligations with ONLIC as of December 31, 2011 and 2010. The amounts that NSLAC owed to ONLIC, SML, ONII and ONEQ as of December 31 were as follows, which are shown on the face of the balance sheet:

	2011	2010
ONLIC	$51	37
SML	2	4
ONII	9	5
ONEQ	57	35

Total service charges owed	$119	81

(continued)

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Notes to Financial Statements

December 31, 2011, 2010 and 2009

(Dollars in thousands)

Charges for all services from ONLIC, SML, ONII and ONEQ included in Other operating costs and expenses for the years ended December 31 were as follows:

	2011	2010	2009
ONLIC	$475	460	462
SML	15	15	13
ONII	33	21	30
ONEQ	555	469	622

Total service charges incurred	$1,078	965	1,127

(continued)

Schedule I

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Summary of Investments – Other Than Investments in Related Parties

December 31, 2011

(Dollars in thousands)

Column A	Column B	Column C	Column D
			Amount at
			which shown
		Market	in the
Type of investment	Cost	value	balance sheet
Fixed maturity available-for-sale securities:
Bonds:
U.S. Treasury securities and obligations of U.S. government	$1,743	1,909	1,909
Obligations of states and political subdivisions	301	324	324
Corporate securities	19,884	22,068	22,068
Asset-backed securities	2,565	2,749	2,749
Mortgage-backed securities	4,377	4,464	4,464

Total fixed maturity available-for-sale securities	28,870	31,514	31,514

Fixed maturity trading securities:
Bonds:
Obligations of states and political subdivisions	301	324	324
Corporate securities	10,526	11,467	11,467
Asset-backed securities	1,379	1,384	1,384
Mortgage-backed securities	464	482	482

Total fixed maturity trading securities	12,670	13,657	13,657

Policy loans	4		4

Total investments	$41,544		45,175

See accompanying report of independent registered public accounting firm.

Schedule III

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Supplementary Insurance Information

Years ended December 31, 2011, 2010 and 2009

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
Year segment	Deferred policy acquisition costs	Future policy benefits, losses, claims, and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2011 total	$7,218	36,628	—	—	—
2010 total	4,377	36,960	—	—	—
2009 total	3,758	38,848	—	—	—

Column A	Column G	Column H	Column I	Column J	Column K
Year segment	Net investment income	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses	Premiums written[2]
2011 total	$1,346	1,484	(2,940)	6,078	—
2010 total	1,520	1,037	372	1,565	—
2009 total	1,211	229	361	1,108	—

1 Unearned premiums and other policy claims and benefits payable are included in Column C amounts.

2 Not applicable for life insurance companies.

See accompanying report of independent registered public accounting firm.

Schedule IV

NATIONAL SECURITY LIFE AND ANNUITY COMPANY

(A Wholly Owned Subsidiary of The Ohio National Life Insurance Company)

Reinsurance

Years ended December 31, 2011, 2010 and 2009

(Dollars in thousands)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2011:
Life insurance in force	$1,245	102,314	101,469	400	—%
Premiums:
Life insurance	—	1,691	1,691	—	—%
2010:
Life insurance in force	$1,438	114,659	113,509	288	—%
Premiums:
Life insurance	—	1,679	1,679	—	—%
2009:
Life insurance in force	$1,433	120,083	118,936	286	—%
Premiums:
Life insurance	—	2,005	2,005	—	—%

See accompanying report of independent registered public accounting firm.

National Security Variable Account N

Form N-4

Part C

Other Information

Item 24. Financial Statements and Exhibits

(a) The following financial statements of the Registrant are included in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm of KPMG LLP dated April 11, 2012.

Statements of Assets and Contract Owners’ Equity, December 31, 2011.

Statements of Operations for the Period Ended December 31, 2011.

Statements of Changes in Contract Owners’ Equity for the Periods Ended December 31, 2011 and 2010.

The following financial statements of the Depositor are also incorporated by reference in Part B of this Registration Statement.

Report of Independent Registered Public Accounting Firm of KPMG LLP dated April 27, 2012.

Balance Sheets, December 31, 2011 and 2010.

Statements of Operations for the Years Ended December 31, 2011, 2010 and 2009.

Statements of Changes in Stockholder’s Equity for the Years Ended December 31, 2011, 2010 and 2009.

Statements of Cash Flows for the Years Ended December 31, 2011, 2010 and 2009.

Notes to Financial Statements, December 31, 2011, 2010, and 2009.

Financial Statement Schedules, December 31, 2011, 2010 and 2009.

(b) Exhibits:

(1)	Resolution of Board of Directors of the Depositor authorizing establishment of the Registrant, Variable Account N, was filed as Exhibit (1) of the Registrant’s registration statement, Form N-4, on January 7, 2002 (File No. 333-76350) and is incorporated by reference herein.

(2)	N/A

(3)(a)

Principal Underwriting Agreement for Variable Contracts with Compensation Schedule between the Depositor and Ohio National Equities, Inc. was filed as Exhibit (3)(a) of the Depositor’s variable life insurance registration statement, Form S- 6, on January 7, 2002 (File No. 333-76344) and is incorporated by reference herein.

(3)(g)

Fund Participation Agreement between the Depositor and Prudential Funds were filed as Exhibit (3)(g) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(3)(h)

Fund Participation Agreement between the Depositor and Neuberger Berman Advisers Management Trust were filed as Exhibit (3)(h) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(3)(i)

Amendment to Fund Participation Agreement between the Depositor and The Universal Institutional Funds were filed as Exhibit (3)(i) of the Registrant’s Post Effective Amendment No. 51 (File No. 333-43515) on April 26, 2006 and is incorporated by reference herein.

(3)(j)

Participation Agreement between Depositor Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(4) of Post-Effective Amendment No. 3 of Ohio national Life Assurance Corporation’s registration statement on Form N-6, April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(3)(k)

Amendment to Participation Agreement between Depositor Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc. was filed as Exhibit 99(h)(5) of Post-Effective Amendment No. 3 of Ohio National Life Assurance Corporation’s registration statement on Form N-6, April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(3)(l)

First Amendment to the Participation Agreement by and between Salomon Brothers Variable Series Funds Inc, Depositor was filed as Exhibit 99(h)(6) of Post-Effective Amendment No. 3 of Ohio national Life Assurance Corporation’s registration statement on Form N-6, April 26, 2006 (File No. 333-109900) and is incorporated by reference herein.

(4)

Form of Deferred Variable Annuity Contract, Form NS-09-VA-07.1, was filed as Exhibit 99(4)(a) of the Registrant’s Pre-Effective Amendment No. 2 to the registration statement on Form N-4 (File No. 333-156428) filed on July 20, 2009 and is incorporated by reference herein.

(4)(a)

Form of Guaranteed Minimum Income Benefit (Annual Reset Option), Form NS-09- GMI-1, was filed as Exhibit 99(4)(d) of the Registrant’s Pre-Effective Amendment No. 2 to the registration statement on Form N-4 (File No. 333-156428) filed on July 20, 2009 and is incorporated by reference herein.

(4)(b)

Form of Annual Reset Death Benefit, Form 09-ARD-1, was filed as Exhibit 99(4)(e) of the Registrant’s Pre-Effective Amendment No. 2 to the registration statement on Form N- 4 (File No. 333-156428) filed on July 20, 2009 and is incorporated by reference herein.

(4)(c)

Form of Guaranteed Minimum Death Benefit, Form 09-GMD-1, was filed as Exhibit 99(4)(f) of the Registrant’s Pre- Effective Amendment No. 2 to the registration statement on Form N-4 (File No. 333-156428) filed on July 20, 2009 and is incorporated by reference herein.

(4)(d)

Form of Guaranteed Minimum Death Benefit, Form 09-GMD-2, was filed as Exhibit 99(4)(g) of the Registrant’s Pre-Effective Amendment No. 2 to the registration statement on Form N-4 (File No. 333-156428) filed on July 20, 2009 and is incorporated by reference herein.

(4)(e)

Form of Annual Step-Up Death Benefit Rider, Form NS-05-AMD-1, was filed as Exhibit 99(4)(h) of the Registrant’s Pre-Effective Amendment No. 2 to the registration statement on Form N-4 (File No. 333-156428) filed on July 20, 2009 and is incorporated by reference herein.

(4)(f)

Form of Guaranteed Principal Protection Rider, Form NS-03-GPP-1, was filed as Exhibit 99(4)(i) of the Registrant’s Pre-Effective Amendment No. 2 to the registration statement on Form N-4 (File No. 333-156428) filed on July 20, 2009 and is incorporated by reference herein.

(4)(g)

Guaranteed Minimum Income Benefit (Annual Reset Option), Form NS-08-GMI-1 was filed as Exhibit 99(4)(b) of the Registrant’s registration statement, Form N-4, on December 23, 2008 and is incorporated by reference herein.

(4)(h)

Guaranteed Minimum Income Benefit (Annual Reset Option), Form NS-08-GMI-2 was filed as Exhibit 99(4)(c) of the Registrant’s registration statement, Form N-4, on December 23, 2008 and is incorporated by reference herein.

(5)

Variable Annuity Application, Form NS-4896-NY, was filed as Exhibit (5) of the Registrant’s registration statement, Form N-4, on January 7, 2002 (File No. 333-76352) and is incorporated by reference herein.

(6)(a)

By-Laws of the Depositor were filed as Exhibit (6)(a) of the Depositor’s registration statement, Form N-4, Post-Effective Amendment No. 3 on February 22, 2008 (File No. 333-131513) and is incorporated by reference herein.

(6)(b)

Charter of the Depositor was filed as Exhibit (6)(a) of the Depositor’s variable life insurance registration statement, Form S-6, on January 7, 2002 (File No. 333-76344) and is incorporated by reference herein.

(7)

Coinsurance Agreement for Variable Annuity Living Benefit Riders, as amended, between Depositor and The Ohio National Life Insurance Company was filed as Exhibit (7) of Registrant’s registration statement on Form N-4, post-effective amendment no. 6 (File No. 333-125856) on April 30, 2008 and is incorporated by reference herein.

(8)(a)

Form of Fund Participation Agreement between the Depositor and Ohio National Fund, Inc. was filed as Exhibit (8) of the Depositor’s variable life insurance registration statement, Form S-6, on January 7, 2002 (File No. 333-76344) and is incorporated by reference herein.

(9)	Opinion of counsel and consent is filed herewith as Exhibit 99(9)

(10)	Consent of KPMG LLP is filed herewith as Exhibit 99(10)

(13)(a)

Form of Asset Allocation Model Investor Risk Profile was filed as Exhibit 99(13)(a) of the Registrant’s Form N-4, Post-Effective Amendment No. 8 on April 29, 2009 (File No. 33-125856) and is incorporated by reference herein.

(13)(b)

Form of Asset Allocation Model Determining Your Investor Risk Profile brochure was filed as Exhibit 99(13)(b) of the Registrant’s Form N-4, Post-Effective Amendment No. 8 on April 29, 2009 (File No. 33- 125856) and is incorporated by reference herein.

(13)(c)

Form of Asset Allocation Model Descriptions effective July 1, 2010 was filed as Exhibit 99(13)(c) of the Registrant’s Form N-4, Post-Effective Amendment No. 18 on April 29, 2011 (File No. 333- 76350) and is incorporated by reference herein.

99(24)	Powers of Attorney of certain Directors of Depositor is filed herewith as Exhibit 99(24)

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Position and Offices with Depositor
Thomas A. Barefield*	Director, Vice President - Marketing

Lee E. Bartels*	Chief Underwriting Officer

Carson E. Beadle**	Director

R. Todd Brockman*	Assistant Vice President, Mutual Fund Operatoions

Christopher A. Carlson*	Chief Investment Officer

George E. Castrucci*	Director

Raymond R. Clark*	Director

Rocky Coppola*	Vice President and Treasurer

Ronald J. Dolan*	Director, Vice President and Valuation Actuary

Christopher J. Finger*	Accounting Officer

Joseph M. Fischer*	Assistant Counsel and Assistant Secretary

Daryl R. Forsythe NBT Bancorp Inc. 52 South Broad Street Norwich, NY 13815	Director

Kristal E. Hambrick*	Product Development Actuary - Life and Illustration Actuary

Gary T. Huffman*	President and Chief Executive Officer

Marcy A. Johnson*	Director of Individual Annuity Administration

Gregory H. Lang Suffolk Capital Management 810 Seventh Avenue Suite 3600 New York, NY 10019	Director
Therese S. McDonough*	Secretary

Susan E. Mistretta**	Assistant Secretary

Stephen R. Murphy*	Product Development Actuary - Annuity

Jeffrey K. Oehler*	Vice President, Information Systems

John J. Palmer*	Director

George B. Pearson*	Senior Vice President, PGA Marketing

William C. Price*	Assistant Counsel and USA Patriot Act Compliance Officer

Arthur J. Roberts*	Vice President and Chief Financial Officer

Joseph R. Sander*	Assistant Treasurer

Dennis R. Taney*	Chief Compliance Officer – Separate Accounts

*	The principal business address for these individuals is: One Financial Way, Montgomery, Ohio 45242.
**	The principal business address of these individuals is 100 Court Street, Binghamton, New York 13902.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

No entity is controlled by the Depositor or the Registrant. The Registrant is a separate account of the Depositor. The Depositor is owned by The Ohio National Life Insurance Company, an Ohio insurance company which is owned by Ohio National Financial Services, Inc.

Ohio National Financial Services, Inc. owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
The Ohio National Life Insurance Company	Ohio	100%
OnFlight, Inc. (aviation)	Ohio	100%
Fiduciary Capital Management, Inc. (investment adviser)	Connecticut	51%
Financial Way Realty, Inc.	Ohio	100%
Suffolk Capital Management LLC (investment adviser)	Delaware	83%
Sycamore Re, Ltd. (captive reinsurance company)	Bermuda	100%

The Ohio National Life Insurance Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
Ohio National Life Assurance Corporation	Ohio	100%
Ohio National Equities, Inc. (securities broker dealer)	Ohio	100%
Ohio National Investments, Inc. (investment adviser)	Ohio	100%
The O.N. Equity Sales Company (securities broker dealer)	Ohio	100%
Ohio National Fund, Inc. (registered investment company)	Maryland	83%
Kenwood Re, Inc. (captive reinsurance company)	Vermont	100%
Dow Target Variable Fund LLC (registered investment company)	Ohio	100%
Montgomery Re, Inc. (captive reinsurance company)	Vermont	100%
National Security Life and Annuity Company (insurance company)	New York	100%

The O.N. Equity Sales Company owns the percentage of voting securities shown for the following entities which were organized under the laws of the jurisdictions listed:

Name (and Business)	Jurisdiction	% Owned
O.N. Investment Management Company (investment adviser)	Ohio	100%
Ohio National Insurance Agency of Alabama, Inc.	Alabama	100%
Ohio National Insurance Agency, Inc.	Ohio	100%

Sycamore Re, Ltd. owns 100% of the voting securities of ON Global Holdings, LLC, an insurance holding company organized under the laws of Delaware.

ON Global Holdings, LLC owns 100% of the voting securities of Ohio National Sudamerica S.A., an insurance holding company organized under the laws of Chile.

Ohio National Sudamerica S.A. owns 100% of the voting securities of Ohio National Seguros de Vida S.A., a life insurance company organized under the laws of Chile.

Separate financial statements are filed with the Commission for Ohio National Life Assurance Corporation under registrant Ohio National Variable Account R and The Ohio National Life Insurance Company under registrant Ohio National Variable Account A. All subsidiaries of The Ohio National Life Insurance Company are included in the consolidated financial statements of The Ohio National Life Insurance Company.

Item 27. Number of Contract Owners

As of April 5, 2012, this series of Registrant’s contracts were owned by 110 owners.

Item 28. Indemnification

Article X of the Depositor’s Charter provides as follows:

No director shall be personally liable to the Corporation or any of its shareholders for damages for any breach of duty as a director; provided, however, that the foregoing provision shall not eliminate or limit (I) the liability of a director if a judgment or other final adjudication adverse to him or her establishes that his or her acts or omissions were in bad faith or involved intentional misconduct or any violation of the Insurance Law or knowing violation of any other law or that he or she personally gained in fact a financial profit or other advantage to which he or she was not legally entitled; or (ii) the liability of a director for any act or omission prior to the adoption of this restatement by the shareholders of the Corporation.

Article VIII of the Depositor’s By-laws, “Indemnification of Officers and Directors” provides further details regarding the indemnification of the Depositor’s officers, directors and other employees. The By-laws are contained in Exhibit 6(a) of this registration statement and are incorporated into this Item 28 by reference.

Item 29. Principal Underwriters

The principal underwriter of the Registrant’s securities is presently Ohio National Equities, Inc. (“ONEQ”). ONEQ is a wholly-owned subsidiary of The Ohio National Life Insurance Company, which owns 100% of our outstanding stock. ONEQ also serves as the principal underwriter of securities issued by Variable Account L, another separate account of the Depositor, which separate account is registered as a unit investment trust; and Ohio National Variable Accounts A, B and D, separate accounts of The Ohio National Life Insurance Company which are registered as unit investment trusts; and Ohio National Variable Account R, a separate account of Ohio National Life Assurance Corporation, which separate account is also registered as a unit investment trust.

The directors and officers of ONEQ are:

Name	Position with ONEQ
Thomas A. Barefield	Senior Vice President
Gary T. Huffman	Director and President
Michael F. Haverkamp	Secretary and Director
Barbara A. Turner	Director, Vice President of Operations & Comptroller and Treasurer
H. Douglas Cooke	Vice President, Institutional Sales
Richard J. Dowdle	Vice President, Institutional Sales
Martin T. Griffin	Vice President, Institutional Sales
Laurens N. Sullivan	Vice President, Institutional Sales
Jeffery A. Bley	Chief Compliance Officer
Kimberly A. Plante	Assistant Secretary

The principal business address of each of the foregoing is One Financial Way, Montgomery, Ohio 45242.

During the last fiscal year, ONEQ received the following commissions and other compensation, directly or indirectly, from the Registrant

Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commission	Compensation
$1,037,074	None	None	None

Item 30. Location of Accounts and Records

The books and records of the Registrant which are required under Section 31(a) of the 1940 Act and Rules thereunder are maintained in the possession of the following persons:

(1) Journals and other records of original entry:

National Security Life and Annuity Company (“Depositor”)

One Financial Way

Montgomery, Ohio 45242

(2) General and auxiliary ledgers:

Depositor

(3) Securities records for portfolio securities:

Depositor

(4) Corporate charter, by-laws and minute books:

Registrant has no such documents.

(5) Records of brokerage orders:

Not applicable.

(6) Records of other portfolio transactions:

Depositor

(7) Records of options:

Not applicable

(8) Records of trial balances:

Depositor

(9) Quarterly records of allocation of brokerage orders and commissions:

Not applicable

(10) Records identifying persons or group authorizing portfolio transactions:

Depositor

(11) Files of advisory materials:

Not applicable

(12) Other records

Depositor

Item 31. Management Services

Not applicable.

Item 32. Undertakings and Representations

(a)

Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, National Security Life and Annuity Company, hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by National Security Life and Annuity Company.

(b)

The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure audited financial statements in this registration statement are never more than 16 months old for so long as payments under variable annuity contracts may be accepted.

(c)

The Registration hereby undertakes to include either (1) as part of any application to purchase any contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(d)	The Registration hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made under Form N-4 promptly upon written or oral request.

(e)

Rule 484 Undertaking — Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer, or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by final adjudication of such issue.

Signatures

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, National Security Variable Account N certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) and that it has caused this post-effective amendment to the registration statement to be filed and signed on its behalf in the City of Montgomery and the State of Ohio on this 30th day of April, 2012.

National Security Variable Account N (Registrant)

By:	National Security Life and Annuity Company
(Depositor)

By:	/s/ GARY T. HUFFMAN
Gary T. Huffman, President and Chief Executive Officer

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, National Security Life and Annuity Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 30th day of April, 2012.

National Security Life and Annuity Company (Depositor)

By:	/s/ GARY T. HUFFMAN
Gary T. Huffman, President and Chief Executive Officer

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ GARY T. HUFFMAN Gary T. Huffman	President and Chief Executive Officer (Principal Executive Officer)	April 30, 2012

*/S/ THOMAS A. BAREFIELD Thomas A. Barefield	Director	April 30, 2012

Carson E. Beadle	Director	April 30, 2012

George E. Castrucci	Director	April 30, 2012

*/S/ RAYMOND R. CLARK Raymond R. Clark	Director	April 30, 2012

*/S/ RONALD J. DOLAN Ronald J. Dolan	Director	April 30, 2012

Daryl R. Forsythe	Director	April 30, 2012

*/S/ GREGORY H. LANG Gregory H. Lang	Director	April 30, 2012

*/S/ JOHN J. PALMER John J. Palmer	Director	April 30, 2012

/S/ ARTHUR J. ROBERTS Arthur J. Roberts	Vice President and Chief Financial Officer (Principal Financial and Accounting Officer)	April 30, 2012

*By:	THERESE S. MCDONOUGH
Therese S. McDonough, Attorney in Fact pursuant to Powers of Attorney filed herewith

Index of Consents and Exhibits

Exhibit Number	Description	Page Number
99(9)	Opinion of Counsel
99(10)	Consent of KPMG LLP
99(24)	Powers of Attorney